UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLC
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2006 STATE FARM Auto Life Fire INSURANCE® Mutual Funds®

State Farm Mutual Fund Trust SEMI-ANNUAL REPORT

Class A Shares / Legacy Class A Shares / Class B Shares / Legacy Class B Shares / Institutional Shares / Class R-1, R-2 and R-3 Shares

State Farm Equity Fund State Farm Small Cap Equity Fund State Farm International Equity Fund State Farm S&P 500 Index Fund State Farm Small Cap Index Fund State Farm International Index Fund State Farm Equity and Bond Fund State Farm Bond Fund State Farm Tax Advantaged Bond Fund State Farm Money Market Fund State Farm LifePath® Income Fund State Farm LifePath 2010® Fund State Farm LifePath 2020® Fund State Farm LifePath 2030® Fund State Farm LifePath 2040® Fund

Table of Contents
Message to Shareholders	1	Master Investment Portfolio

Portfolio Summary	2	Schedule of Investments

Expense Example	7	S&P 500 Index Master Portfolio	140

Board Approval of Investment Advisory Agreements Schedule of Investments	17	LifePath Retirement Master Portfolio	151
		LifePath 2010 Master Portfolio	155

State Farm Equity Fund	20	LifePath 2020 Master Portfolio	159

State Farm Small Cap Equity Fund	22	LifePath 2030 Master Portfolio	163

State Farm International Equity Fund	24	LifePath 2040 Master Portfolio	167

State Farm Small Cap Index Fund	28	Active Stock Master Portfolio	171

State Farm International Index Fund	48	CoreAlpha Bond Master Portfolio	179

State Farm Equity and Bond Fund	61	Portfolio Allocations	192

State Farm Bond Fund	62	Financial Statements

State Farm Tax Advantaged Bond Fund	69	Statements of Assets and Liabilities	193

State Farm Money Market Fund	74	Statements of Operations	196

Financial Statements		Statements of Changes in Net Assets	199

Statements of Assets and Liabilities	76	Notes to the Financial Statements	204

Statements of Operations	80	Board Review and Approval of the Investment Advisory Contracts	215
Statements of Changes in Net Assets	82

Notes to Financial Statements	88

Financial Highlights	110

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Securities Products Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

This report and material must be accompanied or preceded by a prospectus for the State Farm Mutual Fund Trust (the “Trust”).

The Trust offers Class A, Class B, Legacy Class A, Legacy Class B, Class R-1, Class R-2, Class R-3, and/or Institutional shares for fifteen separate funds through three prospectuses, one for Class A, Class B, Legacy Class A and Legacy Class B shares, one for Class R shares, and another for Institutional shares.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Distributor: State Farm VP Management Corp.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2006 for the State Farm Mutual Fund Trust. Included are financial statements and a complete list of portfolio holdings to help you further understand the Funds you own. We encourage your review and consideration of this entire report.

After a relatively strong start in the 1st quarter, equity and bond markets declined during the 2nd quarter with concerns over rising interest rates, inflation, and prospects of an economic slowdown. In the domestic equity market, small cap stocks as measured by the Russell 2000® Index outperformed large cap stocks as measured by the S&P 500® Index with a gain of 8.21% versus 2.71% year-to-date through June 30, 2006. During the same timeframe, international equity markets overall gained ground in the 2nd quarter and provided a return of 10.16% as measured by the MSCI EAFE® Free Index. Among fixed income markets, the Lehman Brothers U.S. Aggregate Bond Index declined -0.72% year-to-date through June 30, 2006 while the Lehman Brothers Municipal Bond Index posted a small gain of 0.28% for the same time period.1

Look for a detailed discussion of factors that impacted the performance of the Funds during 2006 in the next State Farm Mutual Fund Trust Annual Report.

Electronic Delivery

Mutual Fund shareholders can now elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to their statefarm.com® Secure Mailbox rather than receiving large, bulky paper reports in the mail. This is a great way to help control internal fund costs related to printing and mailing these materials and possibly help preserve the environment by consuming fewer natural resources.

Online Access

Shareholders can also conveniently access and review their Mutual Fund account information online alongside their other State Farm products and accounts. Online access offers the flexibility to manage your account transaction activity like purchases, redemptions, exchanges, etc. on a 24-hour basis, seven days a week.

For electronic delivery and online account sign-up information, go to statefarm.com, contact the State Farm Securities Response Center at 1-800-447-4930, or visit your Registered State Farm Agent for assistance.

Sincerely,

Phillip G. Hawkins

Vice President

State Farm Investment Management Corp.

[1]	Source: All index performance information as of 6/30/2006 was obtained from Lipper Analytics. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset backed debt securities with maturities greater than one year. The Lehman Brothers Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a maturity of at least one year. It is not possible to invest directly in an index. The stocks of small companies are more volatile than the stocks of larger, more established companies. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 3 other industries, each of which represents less than 4% of net assets.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

S&P 500 Index Master Portfolio Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets in the Master Portfolio as of June 30, 2006. Please refer to the Schedule of Investments for the Master Portfolio later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services. Percentages are based on total investments as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes Advanced Refund Bonds
***	One security was not rated by Moody’s. This security, representing 2.62% of total investments, was rated AAA by S&P.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2006. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Income Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2006. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2010 Fund

LifePath 2010 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2006. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2020 Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2006. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2030 Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2006. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2040 Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2006. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,041.41	1.18%	$5.97
Legacy Class B Shares	$1,000.00	$1,037.99	1.58%	$7.98
Institutional Shares	$1,000.00	$1,042.50	0.93%	$4.71
Class R-1 Shares	$1,000.00	$1,040.10	1.50%	$7.59
Class R-2 Shares	$1,000.00	$1,040.05	1.30%	$6.58
Class R-3 Shares	$1,000.00	$1,041.25	1.00%	$5.06

State Farm Equity Fund (Continued)
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Class B Shares	$1,000.00	$1,015.52	1.87%	$9.35
Legacy Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Legacy Class B Shares	$1,000.00	$1,016.96	1.58%	$7.90
Institutional Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,019.84	1.00%	$5.01
	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$981.15	1.17%	$1.94
Class B Shares	$1,000.00	$979.98	1.87%	$3.09

State Farm Small Cap Equity Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,020.75	1.40%	$7.01
Legacy Class B Shares	$1,000.00	$1,019.17	1.80%	$9.01
Institutional Shares	$1,000.00	$1,023.41	1.15%	$5.77
Class R-1 Shares	$1,000.00	$1,019.70	1.72%	$8.61
Class R-2 Shares	$1,000.00	$1,020.63	1.52%	$7.62
Class R-3 Shares	$1,000.00	$1,021.51	1.22%	$6.11
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class B Shares	$1,000.00	$1,014.38	2.10%	$10.49
Legacy Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Legacy Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class R-1 Shares	$1,000.00	$1,016.27	1.72%	$8.60
Class R-2 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-3 Shares	$1,000.00	$1,018.74	1.22%	$6.11
	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$931.56	1.40%	$2.26
Class B Shares	$1,000.00	$929.78	2.10%	$3.39

State Farm International Equity Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,059.59	1.50%	$7.66
Legacy Class B Shares	$1,000.00	$1,057.12	1.90%	$9.69
Institutional Shares	$1,000.00	$1,061.80	1.25%	$6.39
Class R-1 Shares	$1,000.00	$1,058.05	1.82%	$9.29
Class R-2 Shares	$1,000.00	$1,058.82	1.62%	$8.27
Class R-3 Shares	$1,000.00	$1,059.81	1.32%	$6.74
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class B Shares	$1,000.00	$1,013.88	2.20%	$10.99
Legacy Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-1 Shares	$1,000.00	$1,015.77	1.82%	$9.10
Class R-2 Shares	$1,000.00	$1,016.76	1.62%	$8.10
Class R-3 Shares	$1,000.00	$1,018.25	1.32%	$6.61

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$952.14	1.50%	$2.45
Class B Shares	$1,000.00	$950.46	2.20%	$3.59

State Farm S&P 500 Index Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006[3]	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,023.26	0.78%	$3.91
Legacy Class B Shares	$1,000.00	$1,021.14	1.18%	$5.91
Institutional Shares	$1,000.00	$1,024.24	0.53%	$2.66
Class R-1 Shares	$1,000.00	$1,022.18	1.10%	$5.52
Class R-2 Shares	$1,000.00	$1,022.20	0.90%	$4.51
Class R-3 Shares	$1,000.00	$1,024.24	0.60%	$3.01
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.93	0.78%	$3.91
Class B Shares	$1,000.00	$1,017.46	1.48%	$7.40
Legacy Class A Shares	$1,000.00	$1,020.93	0.78%	$3.91
Legacy Class B Shares	$1,000.00	$1,018.94	1.18%	$5.91
Institutional Shares	$1,000.00	$1,022.17	0.53%	$2.66
Class R-1 Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class R-2 Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class R-3 Shares	$1,000.00	$1,021.82	0.60%	$3.01

State Farm S&P 500 Index Fund (Continued)
	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006[3]	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$974.90	0.78%	$1.29
Class B Shares	$1,000.00	$973.90	1.48%	$2.44

State Farm Small Cap Index Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,075.52*	0.95%	$4.89
Legacy Class B Shares	$1,000.00	$1,073.13*	1.35%	$6.94
Institutional Shares	$1,000.00	$1,076.23*	0.70%	$3.60
Class R-1 Shares	$1,000.00	$1,074.19	1.27%	$6.53
Class R-2 Shares	$1,000.00	$1,074.77*	1.07%	$5.50
Class R-3 Shares	$1,000.00	$1,076.98	0.77%	$3.97
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class B Shares	$1,000.00	$1,016.61	1.65%	$8.25
Legacy Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Legacy Class B Shares	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class R-1 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-2 Shares	$1,000.00	$1,019.49	1.07%	$5.36
Class R-3 Shares	$1,000.00	$1,020.98	0.77%	$3.86

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$951.94*	0.95%	$1.55
Class B Shares	$1,000.00	$950.60*	1.65%	$2.69

*	See footnote (n) on page 119 in the Financial Highlights.

State Farm International Index Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,093.73	1.15%	$5.97
Legacy Class B Shares	$1,000.00	$1,091.94	1.55%	$8.04
Institutional Shares	$1,000.00	$1,095.11*	0.90%	$4.68
Class R-1 Shares	$1,000.00	$1,092.58	1.47%	$7.63
Class R-2 Shares	$1,000.00	$1,093.45	1.27%	$6.59
Class R-3 Shares	$1,000.00	$1,096.07	0.97%	$5.04

State Farm International Index Fund (Continued)
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class B Shares	$1,000.00	$1,015.62	1.85%	$9.25
Legacy Class A Shares	$1,000.00	$1,019.09	1.15%	$5.76
Legacy Class B Shares	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class R-1 Shares	$1,000.00	$1,017.50	1.47%	$7.35
Class R-2 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-3 Shares	$1,000.00	$1,019.98	0.97%	$4.86

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$958.75	1.15%	$1.88
Class B Shares	$1,000.00	$957.22	1.85%	$3.03

*	See footnote (l) on page 121 in the Financial Highlights.

State Farm Equity and Bond Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006[4]	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,022.36	0.98%	$4.91
Legacy Class B Shares	$1,000.00	$1,019.97	1.38%	$6.91
Institutional Shares	$1,000.00	$1,023.71	0.73%	$3.66
Class R-1 Shares	$1,000.00	$1,020.39	1.30%	$6.51
Class R-2 Shares	$1,000.00	$1,021.20	1.10%	$5.51
Class R-3 Shares	$1,000.00	$1,022.53	0.80%	$4.01
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.93	0.98%	$4.91
Class B Shares	$1,000.00	$1,016.46	1.68%	$8.40
Legacy Class A Shares	$1,000.00	$1,019.93	0.98%	$4.91
Legacy Class B Shares	$1,000.00	$1,017.95	1.38%	$6.90
Institutional Shares	$1,000.00	$1,021.17	0.73%	$3.66
Class R-1 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-2 Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class R-3 Shares	$1,000.00	$1,020.83	0.80%	$4.01

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006[4]	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$989.75	0.98%	$1.63
Class B Shares	$1,000.00	$988.55	1.68%	$2.79

State Farm Bond Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$991.42	0.69%	$3.41
Legacy Class B Shares	$1,000.00	$989.47	1.09%	$5.38
Institutional Shares	$1,000.00	$992.62	0.44%	$2.17
Class R-1 Shares	$1,000.00	$989.84	1.01%	$4.98
Class R-2 Shares	$1,000.00	$990.78	0.81%	$4.00
Class R-3 Shares	$1,000.00	$992.28	0.51%	$2.52
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.37	0.69%	$3.46
Class B Shares	$1,000.00	$1,019.39	1.09%	$5.46
Legacy Class A Shares	$1,000.00	$1,021.37	0.69%	$3.46
Legacy Class B Shares	$1,000.00	$1,019.39	1.09%	$5.46
Institutional Shares	$1,000.00	$1,022.61	0.44%	$2.21
Class R-1 Shares	$1,000.00	$1,019.79	1.01%	$5.06
Class R-2 Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class R-3 Shares	$1,000.00	$1,022.27	0.51%	$2.56

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$1,004.36	0.69%	$1.16
Class B Shares	$1,000.00	$1,003.67	1.09%	$1.82

State Farm Tax Advantaged Bond Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$997.68	0.70%	$3.47
Legacy Class B Shares	$1,000.00	$995.76	1.10%	$5.44
Institutional Shares	$1,000.00	$998.96	0.45%	$2.23
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Legacy Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Legacy Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Institutional Shares	$1,000.00	$1,022.56	0.45%	$2.26

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$1,001.27	0.70%	$1.17
Class B Shares	$1,000.00	$1,000.55	1.10%	$1.84

State Farm Money Market Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,020.50	0.60%	$3.01
Legacy Class B Shares	$1,000.00	$1,018.47	1.00%	$5.00
Institutional Shares	$1,000.00	$1,021.31	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,018.89	0.92%	$4.61
Class R-2 Shares	$1,000.00	$1,019.89	0.72%	$3.61
Class R-3 Shares	$1,000.00	$1,020.88	0.52%	$2.61
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.82	0.60%	$3.01
Class B Shares	$1,000.00	$1,019.84	1.00%	$5.01
Legacy Class A Shares	$1,000.00	$1,021.82	0.60%	$3.01
Legacy Class B Shares	$1,000.00	$1,019.84	1.00%	$5.01
Institutional Shares	$1,000.00	$1,022.56	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-2 Shares	$1,000.00	$1,021.22	0.72%	$3.61
Class R-3 Shares	$1,000.00	$1,022.22	0.52%	$2.61

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006	Expenses Paid During Period May 1, 2006 to June 30,2006[2]
Actual
Class A Shares	$1,000.00	$1,007.65	0.60%	$1.01
Class B Shares	$1,000.00	$1,006.91	1.00%	$1.68

State Farm LifePath Income Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006[3]	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,013.41	1.23%	$6.14
Legacy Class B Shares	$1,000.00	$1,011.45	1.63%	$8.13
Institutional Shares	$1,000.00	$1,014.35	0.98%	$4.89
Class R-1 Shares	$1,000.00	$1,010.94	1.55%	$7.73
Class R-2 Shares	$1,000.00	$1,012.34	1.35%	$6.74
Class R-3 Shares	$1,000.00	$1,014.11	1.05%	$5.24
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.74	1.22%	$6.11
Class B Shares	$1,000.00	$1,015.27	1.92%	$9.59
Legacy Class A Shares	$1,000.00	$1,018.70	1.23%	$6.16
Legacy Class B Shares	$1,000.00	$1,016.71	1.63%	$8.15
Institutional Shares	$1,000.00	$1,019.93	0.98%	$4.91
Class R-1 Shares	$1,000.00	$1,017.11	1.55%	$7.75
Class R-2 Shares	$1,000.00	$1,018.10	1.35%	$6.76
Class R-3 Shares	$1,000.00	$1,019.59	1.05%	$5.26

State Farm LifePath Income Fund (Continued)
	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006[3]	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$992.23	1.22%	$2.03
Class B Shares	$1,000.00	$990.75	1.92%	$3.19

State Farm LifePath 2010 Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006[3]	Expenses Paid During Period January 1, 2006 to June 30, 2006 [1]
Actual
Legacy Class A Shares	$1,000.00	$1,019.43	1.18%	$5.91
Legacy Class B Shares	$1,000.00	$1,017.78	1.58%	$7.90
Institutional Shares	$1,000.00	$1,020.13	0.93%	$4.66
Class R-1 Shares	$1,000.00	$1,018.57	1.50%	$7.51
Class R-2 Shares	$1,000.00	$1,019.33	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,020.17	1.00%	$5.01
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.89	1.19%	$5.96
Class B Shares	$1,000.00	$1,015.47	1.88%	$9.39
Legacy Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Legacy Class B Shares	$1,000.00	$1,016.96	1.58%	$7.90
Institutional Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,019.84	1.00%	$5.01

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006[3]	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$991.87	1.19%	$1.98
Class B Shares	$1,000.00	$986.99	1.88%	$3.12

State Farm LifePath 2020 Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006[3]	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,031.50	1.16%	$5.84
Legacy Class B Shares	$1,000.00	$1,029.18	1.56%	$7.85
Institutional Shares	$1,000.00	$1,031.25*	0.91%	$4.58
Class R-1 Shares	$1,000.00	$1,032.21	1.48%	$7.46
Class R-2 Shares	$1,000.00	$1,030.54	1.27%	$6.39
Class R-3 Shares	$1,000.00	$1,028.15	0.98%	$4.93

State Farm LifePath 2020 Fund (Continued)
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006[3]	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Class B Shares	$1,000.00	$1,015.57	1.86%	$9.30
Legacy Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Legacy Class B Shares	$1,000.00	$1,017.06	1.56%	$7.80
Institutional Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-1 Shares	$1,000.00	$1,017.46	1.48%	$7.40
Class R-2 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-3 Shares	$1,000.00	$1,019.93	0.98%	$4.91

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006[3]	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$985.12	1.16%	$1.92
Class B Shares	$1,000.00	$982.89	1.86%	$3.08
* See footnote (m) on page 135 in the Financial Highlights. State Farm LifePath 2030 Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006[3]	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,039.04	1.16%	$5.86
Legacy Class B Shares	$1,000.00	$1,037.71	1.56%	$7.88
Institutional Shares	$1,000.00	$1,040.33	0.91%	$4.60
Class R-1 Shares	$1,000.00	$1,037.51	1.48%	$7.48
Class R-2 Shares	$1,000.00	$1,038.15	1.28%	$6.47
Class R-3 Shares	$1,000.00	$1,039.64	0.98%	$4.96
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Class B Shares	$1,000.00	$1,015.52	1.87%	$9.35
Legacy Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Legacy Class B Shares	$1,000.00	$1,017.06	1.56%	$7.80
Institutional Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-1 Shares	$1,000.00	$1,017.46	1.48%	$7.40
Class R-2 Shares	$1,000.00	$1,018.45	1.28%	$6.41
Class R-3 Shares	$1,000.00	$1,019.93	0.98%	$4.91

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006[3]	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$978.93	1.17%	$1.93
Class B Shares	$1,000.00	$977.53	1.87%	$3.09

State Farm LifePath 2040 Fund
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period January 1, 2006 to June 30, 2006[3]	Expenses Paid During Period January 1, 2006 to June 30, 2006[1]
Actual
Legacy Class A Shares	$1,000.00	$1,046.14	1.18%	$5.99
Legacy Class B Shares	$1,000.00	$1,044.08	1.58%	$8.01
Institutional Shares	$1,000.00	$1,046.63	0.93%	$4.72
Class R-1 Shares	$1,000.00	$1,043.98	1.50%	$7.60
Class R-2 Shares	$1,000.00	$1,045.26	1.30%	$6.59
Class R-3 Shares	$1,000.00	$1,045.94	1.00%	$5.07
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class B Shares	$1,000.00	$1,015.57	1.86%	$9.30
Legacy Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Legacy Class B Shares	$1,000.00	$1,016.96	1.58%	$7.90
Institutional Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,019.84	1.00%	$5.01

	Beginning Account Value May 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Period May 1, 2006 to June 30, 2006[3]	Expenses Paid During Period May 1, 2006 to June 30, 2006[2]
Actual
Class A Shares	$1,000.00	$973.30	1.15%	$1.90
Class B Shares	$1,000.00	$973.30	1.86%	$3.07

[1]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Hypothetical information for Class A and Class B Shares assumes an investment over the six month period beginning January 1, 2006. An actual investment in Class A and Class B Shares could not have been made until May 1, 2006.

[2]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the number of days since the Class A and Class B shares registration statement was declared effective by the SEC on May 1, 2006).

[3]	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

[4]	Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year. Refer to the State Farm Equity and Bond Fund’s Schedule of Investments for the ratio as of June 30, 2006.

Board Approval of Investment Advisory Agreements

Board Review of the Continuation of the Investment Advisory Agreement and Continuation of the Investment Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 16, 2006, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Capital Guardian Trust Company (“Capital Guardian”), which agreement will be referred to as the “Capital Guardian Sub-Advisory Agreement,” and (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, N.A. (“Northern Trust”), which agreement will be referred to as the “Northern Trust Sub-Advisory Agreement.” Together the Capital Guardian Sub-Advisory Agreement and the Northern Trust Sub-Advisory Agreement will be referred to as the “Sub-Advisory Agreements.”

Capital Guardian serves as the investment sub-adviser to Mutual Fund Trust’s State Farm Equity Fund, State Farm Small Cap Equity Fund and State Farm International Equity Fund (collectively, the “Sub-Advised Equity Funds”). In this role, Capital Guardian is primarily responsible for the day-to-day management of the investments of the Sub-Advised Equity Funds. Northern Trust serves as investment sub-adviser to Mutual Fund Trust’s State Farm Small Cap Index Fund and State Farm International Index Fund (collectively the “Sub-Advised Index Funds”). In this role, Northern Trust is primarily responsible for the day-to-day management of the investments of the Sub-Advised Index Funds.

Prior to the June 16, 2006 meeting, independent legal counsel to the Independent Trustees had sent to SFIMC, Capital Guardian and Northern Trust a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. SFIMC, Capital Guardian and Northern Trust provided materials to the Board responding to those requests prior to the meeting. SFIMC also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Board also received a report prepared by Lipper Inc., an independent fund tracking organization, (the “Lipper Report”) relating to the performance and expenses of the fifteen series of Mutual Fund Trust (each a “Fund” and collectively the “Funds”) prior to the June 16th meeting. In addition, the Board received and reviewed a memorandum from the legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering whether to approve continuation of the agreements.

The Independent Trustees of Mutual Fund Trust also had conducted a preliminary review of all this material on May 31, 2006 at a separate meeting, during which management of the Mutual Fund Trust expanded on those materials, responded to specific questions from the Independent Trustees and produced enhanced materials in response to specific requests at the June 16th Board meeting.

As part of the Board’s consideration of whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees met in executive session and were advised by independent legal counsel. The Board considered the investment performance of SFIMC in managing each Fund, the investment performance of Capital Guardian in sub-advising the Sub-Advised Equity Funds and the investment performance of Northern Trust in sub-advising the Sub-Advised Index Funds, including, as applicable, the year-to-date, one, three, and five year performance of each Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”).

The Board further considered that the performance of the State Farm S&P 500 Index Fund, the State Farm Small Cap Index Fund and the State Farm International Index Fund closely matched the performance of each of those Fund’s benchmark index, net of fees. The Board concluded that the net performance of those three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board then considered the year-to-date, one, three and five year performance of the Sub-Advised Equity Funds, each of which is sub-advised by Capital Guardian. The Board extensively reviewed each Fund’s performance compared to benchmarks, an index and to the performance of Peer Funds.

With respect to Capital Guardian’s services provided to the State Farm Small Cap Equity Fund (“Small Cap Equity Fund”), the Board determined that, despite Capital Guardian’s efforts to improve the Fund’s performance compared to its benchmarks, index and Peer Funds, the Small Cap Equity Fund’s performance over the periods examined was less robust than expected. In response to management’s statements that it currently was examining alternatives to Capital Guardian’s continuing as investment sub-adviser to the Small Cap Equity Fund, including possibly seeking a new investment sub-adviser(s), merging the Fund or changing its investment strategy, the Board unanimously agreed that Capital Guardian should be terminated as a sub-adviser to the Small Cap Equity Fund as soon as practicable.

With respect to Capital Guardian’s services provided to the State Farm Equity Fund and the State Farm International Equity Fund, the Board concluded that the performance of those Funds was acceptable.

The Board next reviewed the performance of the State Farm Bond Fund, State Farm Money Market Fund and State Farm Tax Advantaged Bond Fund. The Lipper Report indicated that the performance of those Funds was competitive with each Fund’s benchmark and/or index and with the performance of each Fund’s Peer Funds. The Board examined the performance of the State Farm Equity and Bond Fund compared to its benchmarks, indexes and Peer Funds. After extensive discussion of this and other information, the Board concluded that the investment performance of the State Farm Bond Fund, the State Farm Money Market Fund, State Farm Tax Advantaged Bond Fund and the State Farm Equity and Bond Fund over the periods reviewed was acceptable.

The Board next reviewed the performance of the State Farm LifePath Income, State Farm LifePath 2010, State Farm LifePath 2020, State Farm LifePath 2030 and State Farm LifePath 2040 Funds (collectively the “LifePath Funds”) for the one and two year periods ended December 31, 2005. The Board considered each LifePath’s performance compared to benchmark indexes for each LifePath Fund and relative to Peer Funds. The Board noted that, due to the nature of each LifePath Fund, the benchmark indexes for each LifePath Fund was not as well defined as the benchmark indexes for the other Funds, but that the performance of the LifePath Funds was in line with those benchmarks. After extensively reviewing all the performance information provided to the Board, the Board concluded that the LifePath Funds’ performance was competitive.

The Board next examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. The Board noted that each Fund’s expense structure and overall fees were competitive as compared to the expense structure and overall fees of the Peer Funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC, Capital Guardian and Northern Trust in providing advisory or sub-advisory services to each Fund. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable and appropriate for the shareholders and that the amount of net income earned by each entity (if any) with respect to each Fund was within industry standards.

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC, Capital Guardian and Northern Trust to the Funds. The Board considered the make-up, education and experience of the teams responsible for managing the Funds at SFIMC, Capital Guardian and Northern Trust , and concluded that, except with respect to Capital Guardian’s sub-advisory services provided to the Small Cap Equity Fund, each organization’s investment management team has a satisfactory, long-term track record. The Board considered that SFIMC has been engaged in the business of managing mutual funds since 1968, and that as of December 31, 2005, SFIMC managed more than $9.6 billion in assets. The Board noted that Capital Guardian had approximately $157 billion of assets under management as of December 31, 2005, and that it was part of one of the largest investment managers in the world. The Board considered that Northern Trust and its affiliates were responsible for managing $618 billion of assets as of December 31, 2005. After considering all of this information, the Board concluded that SFIMC, Capital Guardian and Northern Trust each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, SFIMC, Capital Guardian (except with respect to Capital Guardian’s sub-advisory services provided to the Small Cap Equity Fund) and Northern Trust would be able to continue to provide satisfactory services to Mutual Fund Trust.

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund company achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the Funds within Mutual Fund Trust grow, each Fund’s fixed costs will be spread over a larger asset base, so a Fund’s fee levels will reflect economies of scale for the benefit of the Fund as the Fund grows. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. In tandem with monitoring SFIMC’s profitability, the Board determined to continue to monitor whether it is appropriate for SFIMC to continue to charge a level percentage advisory fee to the Funds within Mutual Fund Trust.

The Board next discussed whether SFIMC, Capital Guardian or Northern Trust derive any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC, Capital Guardian and Northern Trust (and each company’s respective affiliates) receive for providing various services to Mutual Fund Trust, particularly because SFIMC, Capital Guardian and Northern Trust do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC, Capital Guardian and Northern Trust to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC, Capital Guardian and Northern Trust, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the continuation of the Advisory Agreement and the Sub-Advisory Agreements for all Funds (other than with respect to Capital Guardian and the Small Cap Equity Fund) through June 30, 2007. With respect to the Small Cap Equity Fund, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved continuing the Capital Guardian Sub-Advisory Agreement through December 31, 2006, to provide time to SFIMC to finalize its recommendations to the Board. The Board anticipates taking preliminary action with respect to the Small Cap Equity Fund at its September meeting, although there is no guarantee that any action will be taken by that time.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.85%)
Consumer Discretionary (4.73%)
AutoNation Inc. (a)	48,546	$1,040,826
Carnival Corp.	25,500	1,064,370
Clear Channel Communications Inc.	126,300	3,908,985
Dollar Tree Stores Inc. (a)	36,900	977,850
General Motors Corp.	68,900	2,052,531
Jarden Corp. (a)	50,200	1,528,590
Leggett & Platt Inc.	89,500	2,235,710
McDonald’s Corp.	29,700	997,920

		13,806,782

Consumer Staples (12.01%)
Altria Group Inc.	120,900	8,877,687
Anheuser-Busch Companies Inc.	33,600	1,531,824
Avon Products Inc.	89,100	2,762,100
Campbell Soup Co.	80,600	2,991,066
General Mills Inc.	41,000	2,118,060
Kraft Foods Inc. Class A	273,700	8,457,330
Sara Lee Corp.	311,100	4,983,822
Unilever NV New York Shares	147,900	3,335,145

		35,057,034

Energy (8.12%)
Anadarko Petroleum Corp.	55,600	2,651,564
Chevron Corp.	61,200	3,798,072
Exxon Mobil Corp.	45,800	2,809,830
Royal Dutch Shell PLC ADR Class A	83,100	5,566,038
Royal Dutch Shell PLC ADR Class B	55,300	3,863,811
Transocean Inc. (a)	62,600	5,028,032

		23,717,347

Financials (30.33%)
American International Group Inc.	61,000	3,602,050
AmeriCredit Corp. (a)	106,400	2,970,688
Berkshire Hathaway Inc. Class A (a)	30	2,749,770
Capital One Financial Corp.	48,300	4,127,235
Chubb Corp.	55,400	2,764,460
Everest Re Group Ltd.	8,800	761,816
Fifth Third Bancorp	108,400	4,005,380
General Growth Properties Inc.	138,900	6,258,834
Golden West Financial Corp.	6,400	474,880
Goldman Sachs Group Inc.	9,000	1,353,870
Hartford Financial Services Group Inc.	36,600	3,096,360
Host Hotels & Resorts Inc.	35,800	782,946
Hudson City Bancorp Inc.	461,200	6,147,796
IndyMac Bancorp Inc.	68,500	3,140,725
JPMorgan Chase & Co.	279,300	11,730,600
Marsh & McLennan Companies Inc.	249,000	6,695,610
RenaissanceRe Holdings Ltd.	40,900	1,982,014
St. Paul Travelers Co. Inc.	21,500	958,470
Wachovia Corp.	71,100	3,845,088
Washington Mutual Inc.	223,100	10,168,898
Wells Fargo & Co.	117,800	7,902,024

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
XL Capital Ltd. Class A	49,500	$3,034,350

		88,553,864

Health Care (11.34%)
AstraZeneca PLC ADR	85,800	5,132,556
Eli Lilly & Co.	19,400	1,072,238
Medco Health Solutions Inc. (a)	91,300	5,229,664
Merck & Co. Inc.	184,100	6,706,763
Pfizer Inc.	193,580	4,543,323
Triad Hospitals Inc. (a)	88,000	3,483,040
WellPoint Inc. (a)	95,400	6,942,258

		33,109,842

Industrials (7.23%)
American Standard Cos. Inc.	29,900	1,293,773
Emerson Electric Co.	26,700	2,237,727
General Electric Co.	276,800	9,123,328
Hubbell Inc. Class B	25,600	1,219,840
Raytheon Co.	41,500	1,849,655
Siemens AG ADR	29,700	2,578,554
Tyco International Ltd.	69,500	1,911,250
Union Pacific Corp.	9,700	901,712

		21,115,839

Materials & Processes (5.32%)
Air Products & Chemicals Inc.	30,800	1,968,736
Alcoa Inc.	99,200	3,210,112
E.I. du Pont de Nemours and Co.	19,400	807,040
International Paper Co.	110,800	3,578,840
Lyondell Chemical Co.	80,000	1,812,800
Methanex Corp.	53,300	1,128,894
The Dow Chemical Co.	77,200	3,013,116

		15,519,538

Technology (10.78%)
Affiliated Computer Services Inc. Class A (a)	41,500	2,141,815
Fairchild Semiconductor International Inc. (a)	229,400	4,168,198
Flextronics International Ltd. (a)	416,900	4,427,478
Hewlett-Packard Co.	113,800	3,605,184
Intel Corp.	478,900	9,075,155
International Rectifier Corp. (a)	70,500	2,755,140
Jabil Circuit Inc.	56,000	1,433,600
Sun Microsystems Inc. (a)	930,000	3,859,500

		31,466,070

Telecommunication Services (4.76%)
AT&T Inc.	175,100	4,883,539
Embarq Corp. (a)	2,230	91,408
Sprint Nextel Corp.	238,600	4,769,614

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Verizon Communications Inc.	124,200	$4,159,458

		13,904,019

Utilities (4.23%)
CMS Energy Corp. (a)	194,700	2,519,418
Duke Energy Corp.	61,000	1,791,570
Equitable Resources Inc.	28,700	961,450
Exelon Corp.	50,300	2,858,549
MDU Resources Group Inc.	25,100	918,911
NiSource Inc.	92,700	2,024,568
Pinnacle West Capital Corp.	31,800	1,269,138

		12,343,604

Total Common Stocks
(cost $ 274,872,340)		288,593,939

Short-term Investments (0.78%)
JPMorgan 100% US Treasury Securities
Money Market Fund	1,607,655	1,607,655
JPMorgan Treasury Plus Money Market Fund	677,165	677,164

Total Short-term Investments
(cost $ 2,284,819)		2,284,819

TOTAL INVESTMENTS (99.63%)
(cost $ 277,157,159)		290,878,758
OTHER ASSETS, NET OF LIABILITIES (0.37%)		1,071,364

NET ASSETS (100.00%)		$291,950,122

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (97.34%)
Consumer Discretionary (18.75%)
Advo Inc.	41,000	$1,009,010
American Axle & Manufacturing Holdings Inc.	81,400	1,392,754
Arbitron Inc.	41,200	1,579,196
Blue Nile Inc. (a)	6,500	209,040
California Pizza Kitchen Inc. (a)	20,700	568,836
Citadel Broadcasting Corp.	11,800	105,020
Citi Trends Inc. (a)	12,700	542,163
Fossil Inc. (a)	9,200	165,692
Four Seasons Hotels Inc.	29,600	1,818,624
Franklin Covey Co. (a)	49,300	364,820
Furniture Brands International Inc.	92,500	1,927,700
Harte-Hanks, Inc.	15,300	392,292
J Crew Group Inc. (a)	25,700	705,465
Jarden Corp. (a)	54,750	1,667,138
Libbey Inc.	19,500	143,325
Lithia Motors Inc. Class A	15,200	460,864
MDU Communications Inc. (a)	1,310,900	1,206,028
Morton’s Restaurant Group Inc. (a)	19,900	304,868
Nautilus Inc.	52,800	829,488
Orient Express Hotels Ltd. Class A	54,600	2,120,664
Princeton Review Inc. (a)	1,700	9,044
Progressive Gaming International Corp. (a)	57,500	448,500
Radio One Inc. Class A (a)	4,000	30,000
Radio One Inc. Class D (a)	50,800	375,920
Restoration Hardware Inc. (a)	127,100	912,578
Ruth’s Chris Steak House (a)	25,300	516,626
Scientific Games Corp. Class A (a)	34,000	1,211,080
Six Flags Inc. (a)	31,900	179,278
Smith & Wesson Holding Corp. (a)	50,700	416,754
Stage Stores Inc.	34,200	1,128,600
Steiner Leisure Ltd. (a)	9,300	367,629
Tarragon Corp.	19,000	263,150
Texas Roadhouse Inc. Class A (a)	47,400	640,848

		24,012,994

Consumer Staples (1.69%)
Fresh Del Monte Produce Inc.	11,900	205,513
Interstate Bakeries Corp. (a)	45,800	320,600
Prestige Brands Holdings Inc. (a)	53,100	529,407
Tootsie Roll Industries Inc.	24,182	704,422
WD-40 Co.	11,900	399,483

		2,159,425

Energy (7.10%)
Alpha Natural Resources Inc. (a)	87,400	1,714,788
Core Laboratories NV (a)	9,600	585,984
Delta Petroleum Corp. (a)	252,600	4,327,038
Energy Partners Ltd. (a)	17,800	337,310
Helmerich & Payne Inc.	5,100	307,326
Hydril (a)	8,000	628,160

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Newpark Resources Inc. (a)	126,600	$778,590
St. Mary Land & Exploration Co.	10,300	414,575

		9,093,771

Financial Services (17.87%)
American Financial Realty Trust	10,500	101,640
AmeriCredit Corp. (a)	55,500	1,549,560
Annaly Mortgage Management Inc.	34,100	436,821
Anthracite Capital Inc.	81,200	987,392
Bancshares of Florida Inc. (a)	31,100	684,200
Banner Corp.	58,700	2,262,298
Cardinal Financial Corp.	60,000	697,200
Columbia Banking Systems Inc.	59,658	2,230,016
Equity Inns Inc.	24,200	400,752
Federal Agricultural Mortgage Corp. Class C	35,900	994,430
Franklin Bank Corp. (a)	27,800	561,282
Gramercy Capital Corp.	44,300	1,147,370
Harbor Florida Bancshares Inc.	18,000	668,520
Heritage Financial Corp.	16,335	430,264
International Securities Exchange Inc.	35,700	1,359,099
LaSalle Hotel Properties	3,700	171,310
Medallion Financial Corp.	24,000	311,040
MFA Mortgage Investments Inc.	52,000	357,760
Montpelier Re Holdings Ltd.	21,000	363,090
optionsXpress Holdings Inc.	6,000	139,860
Pan Pacific Retail Properties Inc.	5,900	409,283
ProAssurance Corp. (a)	8,900	428,802
Provident Bankshares Corp.	25,118	914,044
Seacoast Banking Corp. of Florida	63,800	1,698,994
Southcoast Financial Corp. (a)	35,310	753,868
Tanger Factory Outlet Centers Inc.	23,900	773,643
Trammell Crow Co. (a)	58,400	2,053,928

		22,886,466

Health Care (8.25%)
Atherogenics Inc. (a)	43,100	562,455
DexCom Inc. (a)	11,900	161,602
Exelixis Inc. (a)	59,400	596,970
Human Genome Sciences Inc. (a)	171,600	1,836,120
Incyte Corp. (a)	181,329	834,113
Matria Healthcare Inc. (a)	18,400	394,128
National Medical Health Card Systems Inc. (a)	7,800	107,640
Option Care Inc.	142,700	1,709,546
Pharmacyclics Inc. (a)	107,600	415,336
Pharmion Corp. (a)	51,400	875,342
Renovis Inc. (a)	14,300	218,933
Rigel Pharmaceuticals Inc. (a)	36,000	350,280
SonoSite Inc. (a)	5,500	214,720
VistaCare Inc. Class A (a)	52,100	630,410
Wright Medical Group Inc. (a)	55,500	1,161,615

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ZymoGenetics Inc. (a)	26,100	$495,117

		10,564,327

Industrials (13.31%)
Actuant Corp. Class A	45,000	2,247,750
Albany International Corp. Class A	12,800	542,592
Ambassadors International Inc.	8,300	192,975
Ducommun Inc. (a)	38,300	709,316
ESCO Technologies Inc. (a)	17,500	935,375
Exponent Inc. (a)	57,800	976,820
G&K Services Inc. Class A	22,700	778,610
Griffon Corp. (a)	19,400	506,340
Jacuzzi Brands Inc. (a)	45,500	400,400
Jetblue Airways Corp. (a)	95,500	1,159,370
K&F Industries Holdings Inc. (a)	49,200	872,316
Ladish Co. Inc. (a)	50,381	1,887,776
Pinnacle Airlines Corp. (a)	59,600	419,584
RailAmerica Inc. (a)	213,800	2,236,348
Resources Connection Inc. (a)	57,700	1,443,654
Tennant Co.	22,600	1,136,328
Tetra Tech Inc. (a)	13,500	239,490
United Stationers Inc. (a)	7,200	355,104

		17,040,148

Materials & Processes (7.79%)
Apex Silver Mines Ltd. (a)	66,800	1,005,340
AptarGroup Inc.	26,200	1,299,782
Georgia Gulf Corp.	74,800	1,871,496
Methanex Corp.	123,200	2,609,376
Packaging Corp. of America	53,000	1,167,060
Texas Industries Inc.	38,100	2,023,110

		9,976,164

Technology (20.64%)
Advanced Energy Industries Inc. (a)	128,900	1,706,636
Atheros Communications (a)	33,300	631,368
Benchmark Electronics Inc. (a)	52,350	1,262,682
CallWave Inc. (a)	13,300	48,545
Credence Systems Corp. (a)	106,500	372,750
CyberSource Corp. (a)	36,400	425,880
Cymer Inc. (a)	24,200	1,124,332
Dot Hill Systems Corp. (a)	49,600	169,632
Electro Scientific Industries Inc. (a)	58,300	1,048,817
Embarcadero Technologies Inc. (a)	13,300	81,130
EMS Technologies Inc. (a)	96,000	1,725,120
Fairchild Semiconductor International Inc. (a)	49,600	901,232
FEI Co. (a)	29,700	673,596
Gateway Inc. (a)	506,700	962,730
Intergraph Corp. (a)	6,400	201,536
Kanbay International Inc. (a)	49,700	722,638
Kulicke & Soffa Industries Inc. (a)	129,100	956,631

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
LTX Corp. (a)	79,600	$557,996
Measurement Specialties Inc. (a)	39,700	884,119
MIPS Technologies Inc. (a)	49,900	302,893
MKS Instruments Inc. (a)	51,300	1,032,156
Moldflow Corp. (a)	18,200	213,122
National Instruments Corp.	27,900	764,460
Novatel Wireless Inc. (a)	64,000	664,320
ON Semiconductor Corp. (a)	82,700	486,276
Pixelworks Inc. (a)	39,900	108,927
Rudolph Technologies Inc. (a)	19,500	282,750
Sapient Corp. (a)	395,300	2,095,090
SCO Group Inc. (a)	66,800	273,880
Semtech Corp. (a)	36,500	527,425
Silicon Laboratories Inc. (a)	1,900	66,785
Spansion Inc. Class A (a)	20,700	329,958
SupportSoft Inc. (a)	49,500	195,030
SYNNEX Corp. (a)	28,600	542,256
Traffic.com Inc. (a)	100,900	564,031
Veeco Instruments Inc. (a)	73,800	1,759,392
WidePoint Corp. (a)	557,300	1,593,878
X-Rite Inc.	15,000	164,850

		26,424,849

Telecommunication Services (0.37%)
General Communication Inc. Class A (a)	38,800	478,016

Utilities (1.57%)
CMS Energy Corp. (a)	18,800	243,272
Duquesne Light Holdings Inc.	30,600	503,064
Pure Cycle Corp. (a)	28,600	306,306
SEMCO Energy Inc. (a)	171,400	952,985

		2,005,627

Total Common Stocks
(cost $ 118,625,465)		124,641,787

Short-term Investments (2.81%)
JPMorgan 100% US Treasury Securities Money Market Fund	1,486,687	1,486,687
JPMorgan Treasury Plus Money Market Fund	2,113,029	2,113,028

Total Short-term Investments
(cost $ 3,599,715)		3,599,715

TOTAL INVESTMENTS (100.15%)
(cost $ 122,225,180)		128,241,502
LIABILITIES, NET OF OTHER ASSETS (-0.15%)		(188,421)

NET ASSETS (100.00%)		$128,053,081

(a)	Non-income producing security.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.25%)
Australia (1.91%)
Amcor Ltd.	36,900	$183,168
BHP Billiton Ltd.	3,812	82,148
Brambles Industries Ltd.	3,787	30,955
Foster’s Group Ltd.	45,100	183,321
Insurance Australia Group Ltd.	61,834	245,826
Macquarie Bank Ltd.	6,346	325,384
Promina Group Ltd.	23,200	96,889
Rinker Group Ltd.	47,645	580,288
Telstra Corp. Ltd.	16,021	43,811
Woolworths Ltd.	14,470	216,666

		1,988,456

Austria (0.45%)
Erste Bank Der Oester Spark	3,400	191,346
Raiffeisen International Bank Holding	700	60,793
Telekom Austria AG	3,039	67,673
Wienerberger AG	3,100	147,302

		467,114

Belgium (0.64%)
Fortis	6,400	218,318
SES Global FDR Class A	13,000	184,567
UCB SA	4,900	265,109

		667,994

Canada (5.97%)
Abitibi Consolidated Inc.	18,500	49,884
Alcan Inc.	25,500	1,194,477
Barrick Gold Corp.	24,000	710,400
CAMECO Corp.	24,100	960,071
Canadian Natural Resources	16,100	890,166
Inco Ltd.	7,000	461,300
Magna International Inc. Class A	1,500	107,014
Manulife Financial Corp.	4,800	152,088
Methanex Corp.	8,000	168,628
Potash Corp. of Saskatchewan Inc.	7,500	642,300
Rogers Communications Inc. Class B	2,600	104,601
Suncor Energy Inc.	4,800	388,455
Telus Corp.	2,500	103,086
Telus Corp. Non Voting	2,800	112,998
The Toronto Dominion Bank	3,600	182,790

		6,228,258

Denmark (0.23%)
Novo Nordisk A/S	3,700	235,697

Finland (1.61%)
Neste Oil OYJ	5,400	190,215
Nokia Corp. ADR	12,600	255,276
Nokia OYJ	39,600	808,380

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
UPM-Kymmene OYJ	19,700	$424,575

		1,678,446

France (11.17%)
Accor SA	6,100	371,307
Air Liquide	1,620	315,575
BNP Paribas	14,190	1,358,507
Bouygues	22,785	1,171,555
Carrefour SA	3,700	216,937
Dassault Systemes SA	3,200	171,495
Essilor International	3,300	332,182
Groupe Danone	3,600	457,465
L’Oreal	7,300	689,542
Lafarge SA	5,100	640,248
PagesJuanes SA	6,179	194,025
Renault SA	4,900	526,457
Safran SA	2,600	56,600
Sanofi-Aventis	23,600	2,303,160
Schneider Electric SA	10,000	1,042,426
Societe Generale Class A	2,900	426,563
Thales SA	4,300	167,967
Total SA	7,600	500,134
Veolia Environnement	7,000	361,805
Vivendi SA	10,100	353,964

		11,657,914

Germany (5.64%)
Allianz AG	3,700	584,557
Altana AG	3,600	200,575
Bayer AG	7,900	363,156
Bayerische Motoren Werke AG	3,800	189,847
Commerzbank AG	6,700	243,720
Continental AG	1,900	194,221
DaimlerChrysler AG	8,900	439,746
Depfa Bank PLC	13,900	230,413
Deutsche Bank AG	2,800	315,158
Deutsche Post AG	10,100	270,770
E.On AG	2,900	333,906
Infineon Technologies AG (a)	17,800	198,301
SAP AG	3,000	633,130
SAP AG Sponsored ADR	2,400	126,048
Siemens AG	10,150	883,190
Volkswagen AG	9,700	680,264

		5,887,002

Greece (0.13%)
Greek Org of Football Prognostics SA	3,800	137,549

Hong Kong (1.70%)
Bank of East Asia Ltd.	64,200	264,114
Hang Lung Group Ltd.	58,000	125,465
Hang Lung Properties Ltd.	75,000	134,234

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hong Kong & China Gas Co. Ltd.	72,000	$158,067
Li & Fung Ltd.	147,800	298,786
PCCW Ltd.	108,000	77,180
Sun Hung Kai Properties Ltd.	19,000	193,760
Sun Hung Kai Properties Ltd. (b)	5,000	50,990
Swire Pacific Ltd. Class A	46,000	474,730

		1,777,326

Ireland (0.58%)
CRH PLC	10,925	356,188
CRH PLC (special placement)	7,600	247,102

		603,290

Italy (0.35%)
Banca Intesa SpA	27,500	161,096
ENI SpA	6,800	200,305

		361,401

Japan (29.46%)
Advantest Corp.	5,300	540,004
Aeon Co. Ltd.	30,000	657,987
Astellas Pharma Inc.	4,000	146,802
Bridgestone Corp.	8,500	163,776
Canon Inc.	5,400	264,715
Daiichi Sanyko Co. Ltd.	9,400	258,738
Fanuc Ltd.	9,900	889,304
Hirose Electric Co. Ltd.	2,800	340,091
Hoya Corp.	6,800	241,839
Japan Tobacco Inc.	75	273,287
Kansai Electric Power	19,000	425,026
Kao Corp.	16,000	418,735
Keyence Corp.	660	168,518
Millea Holdings Inc.	34	632,821
Mitsubishi Corp.	29,500	589,020
Mitsubishi Estate Co. Ltd.	40,000	849,353
Mitsubishi Heavy Industries Ltd.	37,000	159,717
Mitsubishi UFJ Financial Group Inc.	58	810,905
Mitsui & Co. Ltd.	16,000	225,935
Mitsui Fudosan Co. Ltd.	10,000	217,144
Mitsui Sumitomo Insurance Co.	27,830	349,456
Mizuho Financial Group Inc.	181	1,532,585
Murata Manufacturing Co. Ltd.	2,700	175,297
NGK Spark Plug Co. Ltd.	12,000	241,174
Nidec Corp.	2,400	171,968
Nikon Corp.	11,000	192,048
Nintendo Co. Ltd.	5,600	939,532
Nippon Electric Glass Co. Ltd.	26,000	521,409
Nippon Telegraph & Telephone Corp.	48	235,302
Nissan Motor Co. Ltd.	75,300	822,483
Nitto Denko Corp.	14,600	1,039,759
Odakyu Electric Railway Co.	32,000	206,361
Orix Corp.	5,530	1,350,607

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ricoh Co. Ltd.	15,000	$294,259
Rohm Co. Ltd.	3,300	294,993
Shimamura Co. Ltd.	2,000	219,154
Shin-Etsu Chemical Co. Ltd.	5,900	320,675
SMC Corp.	5,800	820,535
Softbank Corp.	68,600	1,537,566
Sompo Japan Insurance Inc.	33,000	461,377
Sony Corp.	5,100	225,052
Sumitomo Corp.	55,000	725,227
Sumitomo Metal Industries	79,000	325,830
Sumitomo Mitsui Financial Group Inc.	258	2,727,892
Sumitomo Realty & Development Co. Ltd.	8,000	197,134
Suzuki Motor Corp.	37,500	811,015
T&D Holdings Inc.	3,050	246,527
Takeda Pharmaceutical Co. Ltd.	7,700	479,063
TDK Corp.	1,800	136,840
Tokyo Electric Power Co.	7,600	209,857
Tokyo Electron Ltd.	17,000	1,188,396
Tokyo Gas Co. Ltd.	48,000	226,075
Tokyu Corp.	58,000	338,553
Toshiba Corp.	67,000	437,338
Toyota Motor Corp.	2,900	151,791
Trend Micro Inc.	11,500	387,889
Ushio Inc.	8,200	173,043
Yahoo! Japan Corp.	975	516,297
Yamada Denki Co. Ltd.	5,400	550,664
Yamato Holdings Co. Ltd.	38,000	674,065

		30,728,805

Netherlands (5.60%)
ABN AMRO Holdings NV	30,392	831,491
Aegon NV	43,857	749,994
ASML Holding NV (a)	9,100	184,367
Heineken NV	23,362	990,561
ING Groep NV	35,926	1,412,079
Koninklijke KPN NV	71,800	807,236
Koninklijke Numico NV	5,620	252,236
Reed Elsevier NV	21,400	321,891
TNT NV	8,300	297,039

		5,846,894

Norway (0.29%)
DNB NOR ASA	17,200	213,449
Norske Skogindustrier ASA	6,284	92,117

		305,566

Singapore (0.84%)
DBS Group Holdings Ltd.	17,000	194,396
Singapore Telecommunications (b)	428,000	686,812

		881,208

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.90%)
Altadis SA	6,600	$312,006
Banco Bilbao Vizcaya Argentaria SA	53,100	1,092,114
Banco Santander Central Hispano SA	68,700	1,003,484
Iberdrola SA	9,500	327,226
Inditex	6,800	286,845
Repsol YPF SA	25,800	738,859
Telefonica SA	18,257	304,038

		4,064,572

Sweden (0.99%)
Atlas Copco AB Class A	12,600	350,158
Ericsson LM Class B	96,500	319,130
Scania AB Class B	8,000	363,498

		1,032,786

Switzerland (8.13%)
Adecco SA	2,880	170,319
Compagnie Financiere Richemont AG Class A	25,087	1,149,133
Credit Suisse Group	9,891	553,388
Givaudan	230	181,076
Holcim Ltd.	14,180	1,086,799
Nestle SA	3,418	1,073,586
Novartis AG	34,563	1,871,556
Roche Holding AG	3,988	659,257
Swiss Reinsurance	14,083	984,330
Swisscom AG	1,264	416,147
Synthes Inc. (a)	1,340	161,670
UBS AG	1,638	179,536

		8,486,797

United Kingdom (16.52%)
ARM Holdings PLC	35,400	74,135
AstraZeneca PLC	30,400	1,835,384
BAE Systems PLC	91,100	622,889
BHP Billiton PLC	12,810	248,490
Brambles Industries PLC	33,900	269,558
British Land Co. PLC	9,000	210,199
Cadbury Schweppes PLC	15,000	144,654
Carnival PLC	7,800	317,755
Diageo PLC	12,600	211,913
HBOS PLC	68,200	1,185,485
HSBC Holdings PLC	27,200	478,588
Kingfisher PLC	46,400	204,640
Lloyds TSB Group PLC	30,800	302,718
Pearson PLC	17,100	232,891
Reed Elsevier PLC	71,100	717,871
Rio Tinto PLC	7,100	375,367
Royal Bank of Scotland Group	59,400	1,952,999
Royal Bank of Scotland Group (b)	6,700	220,288
Royal Dutch Shell PLC ADR Class A	600	40,188
Royal Dutch Shell PLC Class A	55,223	1,857,647

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Royal Dutch Shell PLC Class B	8,846	$309,330
Scottish & Southern Energy PLC	17,700	376,732
Smith & Nephew PLC	25,000	192,548
Standard Chartered PLC	25,100	612,677
Tesco PLC	26,000	160,584
Unilever PLC	15,005	337,406
Vodafone Group PLC	1,248,400	2,660,594
Wolseley PLC	8,800	194,136
Xstrata PLC	16,250	616,015
Yell Group PLC	28,300	267,680

		17,231,361

United States (0.14%)
News Corp. Inc. CDI	7,329	140,838

Total Common Stocks
(cost $76,649,969)		100,409,274

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Repurchase Agreement (3.79%)
Investors Bank & Trust Co. Repurchase Agreement, 3.750%, to be repurchased at $3,959,014 on 07/03/2006 (c)	$3,957,777	$3,957,777

Total Repurchase Agreement
(cost $3,957,777)		3,957,777

TOTAL INVESTMENTS (100.04%)
(cost $80,607,746)		104,367,051
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.04%)		(43,319)

NET ASSETS (100.00%)		$104,323,732

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Repurchase agreement is fully collateralized by Government Agency Securities with a coupon rate of 8.20%, a maturity date of March 25, 2017, and a market value of $4,155,666 as of June 30, 2006.

Approximately 31.48% of the investment securities are denominated in the Euro, followed by 29.44% in the Japanese Yen, 12.93% in the British Pound, 8.13% in the Swiss Franc, 5.32% in the United States Dollar, 4.85% in the Canadian Dollar and 2.75% in the Swedish Krone. The remaining investment securities representing 5.10% of total investments are denominated in five currencies, each of which represents less than 2.04% of total investments.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipts

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$27,589,758	26.45%
Information Technology	10,927,212	10.48
Materials	10,705,563	10.26
Consumer Discretionary	10,694,449	10.25
Industrials	9,668,568	9.27
Health Care	8,941,742	8.57
Telecommunication Services	6,791,033	6.51
Consumer Staples	6,596,886	6.32
Energy	6,075,369	5.82
Utilities	2,418,694	2.32

Total Stocks	100,409,274	96.25
Repurchase Agreement	3,957,777	3.79
Liabilities, Net of Cash and Other Assets	(43,319)	(0.04)

Net Assets	$104,323,732	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.02%)
Consumer Discretionary (14.89%)
1-800-FLOWERS.COM Inc. (a)	5,115	$29,514
99 Cents Only Stores (a)	10,278	107,508
Aaron Rents Inc.	10,358	278,423
AC Moore Arts & Crafts Inc. (a)	3,955	64,506
Advo Inc.	7,551	185,830
Aeropostale Inc. (a)	12,290	355,058
AFC Enterprises (a)	6,341	80,848
Aftermarket Technology Corp. (a)	5,468	135,880
Alderwoods Group Inc. (a)	9,900	192,654
Ambassadors Group Inc.	4,372	126,263
America’s Car-Mart Inc. (a)	2,584	52,481
American Axle & Manufacturing Holdings Inc.	11,287	193,121
American Greetings Corp.	11,700	245,817
Ameristar Casinos Inc.	6,657	129,479
Applebee’s International Inc.	17,300	332,506
Arbitron Inc.	6,818	261,334
Arctic Cat Inc.	3,552	69,300
ArvinMeritor Inc.	15,315	263,265
Asbury Automotive Group Inc. (a)	2,952	61,815
Audible Inc. (a)	5,251	47,732
Audiovox Corp. (a)	3,404	46,499
Avatar Holdings Inc. (a)	1,448	82,493
Aztar Corp. (a)	8,100	420,876
Bally Technologies Inc. (a)	11,462	188,779
Bally Total Fitness Holding Corp. (a)	8,500	57,630
Bandag Inc.	2,616	95,719
bebe stores inc.	5,800	89,436
Belo Corp.	21,500	335,400
Big 5 Sporting Goods Corp.	5,519	107,621
Big Lots Inc. (a)	26,345	449,973
BJ’s Restaurant Inc. (a)	2,939	65,657
Blockbuster Inc. (a)	40,409	201,237
Blount International Inc. (a)	9,194	110,512
Blue Nile Inc. (a)	3,556	114,361
Bluegreen Corp. (a)	4,223	48,396
Blyth Inc.	6,145	113,437
Bob Evans Farms Inc.	8,945	268,439
Bon-Ton Stores Inc.	1,900	41,572
Books-A-Million Inc.	3,700	61,716
Borders Group Inc.	14,300	263,978
Bright Horizons Family Solutions Inc. (a)	6,706	252,749
Brookfield Homes Corp.	3,037	100,069
Brown Shoe Co. Inc.	6,070	206,866
Buckle Inc.	1,822	76,287
Buffalo Wild Wings Inc. (a)	1,898	72,712
Build-A-Bear Workshop Inc. (a)	3,029	65,154
Building Materials Holding Corp.	6,292	175,358
Cabela’s Inc. (a)	6,930	133,472
Cache Inc. (a)	3,857	66,880
California Coastal Communities Inc. (a)	2,054	65,728
California Pizza Kitchen Inc. (a)	4,880	134,102

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Callaway Golf Co.	16,114	$209,321
Carmike Cinemas Inc.	3,599	75,867
Carter’s Inc. (a)	10,608	280,369
Casual Male Retail Group Inc. (a)	7,443	74,802
Catalina Marketing Corp.	10,770	306,514
Cato Corp. Class A	7,344	189,842
Cavco Industries Inc. (a)	1,200	53,328
CBRL Group Inc.	6,700	227,264
CEC Entertainment Inc. (a)	7,606	244,305
Century Casinos Inc. (a)	3,900	41,769
Champion Enterprises Inc. (a)	16,080	177,523
Charlotte Russe Holding Inc. (a)	3,567	85,394
Charming Shoppes Inc. (a)	29,081	326,870
Charter Communications Inc. (a)	89,272	100,877
Cherokee Inc.	1,482	61,296
Children’s Place Retail Stores Inc. (a)	5,056	303,613
Chipolte Mexican Grill Inc. (a)	1,900	115,805
Christopher & Banks Corp.	8,142	236,118
Churchill Downs Inc.	1,561	58,459
Citadel Broadcasting Corp.	8,869	78,934
Citi Trends Inc. (a)	1,400	59,766
CKE Restaurants Inc.	13,072	217,126
CKX Inc. (a)	11,100	150,627
Coinmach Service Corp.	5,100	52,275
Columbia Sportswear Co. (a)	3,300	149,358
Conn’s Inc. (a)	1,486	39,453
Cooper Tire & Rubber Co.	14,901	165,997
Core-Mark Holding Co. Inc. (a)	2,000	71,600
Corinthian Colleges Inc. (a)	20,478	294,064
Cosi Inc. (a)	8,900	55,447
Cost Plus Inc. (a)	5,566	81,598
Courier Corp.	2,001	80,080
Cox Radio Inc. (a)	9,463	136,456
Crocs Inc. (a)	2,800	70,420
Crown Media Holdings Inc. (a)	2,762	11,379
CSK Auto Corp. (a)	9,627	115,235
CSS Industries Inc.	1,218	35,018
Cumulus Media Inc. (a)	9,806	104,630
Deb Shops Inc.	893	21,530
Deckers Outdoor Corp. (a)	2,353	90,732
dELiA*s Inc. (a)	5,700	46,056
Denny’s Corp. (a)	23,153	85,435
Directed Electronics Inc. (a)	2,600	34,112
Domino’s Pizza Inc.	8,417	208,237
Dover Downs Gaming & Entertainment Inc.	3,702	72,707
Dover Motorsports Inc.	3,791	22,253
Dress Barn Inc. (a)	10,536	267,088
Drew Industries Inc. (a)	4,064	131,674
drugstore.com inc. (a)	13,990	40,571
DSW Inc. (a)	3,900	142,038
Educate Inc. (a)	3,631	27,813

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Emmis Communications Corp. (a)	8,521	$133,268
Entercom Communications Corp.	7,885	206,272
Entravision Communications Corp. (a)	15,640	134,035
Ethan Allen Interiors Inc.	7,622	278,584
Fisher Communications Inc. (a)	1,296	54,600
Fleetwood Enterprises Inc. (a)	13,958	105,243
Fossil Inc. (a)	10,547	189,951
Fred’s Inc.	9,740	130,029
FTD Group Inc. (a)	3,509	47,372
Furniture Brands International Inc.	10,264	213,902
Gaiam Inc. (a)	4,200	58,884
Gaylord Entertainment Co. (a)	9,263	404,237
Gemstar-TV Guide International Inc. (a)	54,609	192,224
Genesco Inc. (a)	5,059	171,348
GenTek Inc. (a)	2,600	69,810
Gray Television Inc.	11,047	63,962
Great Wolf Resorts Inc. (a)	5,228	62,788
Group 1 Automotive Inc.	5,521	311,053
GSI Commerce Inc. (a)	8,427	114,017
Guess ? Inc. (a)	4,551	190,004
Guitar Center Inc. (a)	6,133	272,735
Gymboree Corp. (a)	7,765	269,911
Harris Interactive Inc. (a)	10,463	59,639
Hartmarx Corp. (a)	5,317	31,902
Haverty Furniture Companies Inc.	5,635	88,413
Hibbett Sporting Goods Inc. (a)	8,512	203,437
Hollinger International Inc.	17,413	139,826
Home Solutions of America Inc. (a)	9,200	56,764
Hooker Furniture Corp.	3,016	50,578
Hot Topic Inc. (a)	10,592	121,914
Hovnanian Enterprises Inc. (a)	11,200	336,896
Iconix Brand Group Inc. (a)	8,300	135,622
IHOP Corp.	4,575	219,966
IMPCO Technologies Inc. (a)	5,600	59,752
Insight Enterprises Inc. (a)	11,548	219,989
Interactive Data Corp. (a)	7,700	154,693
Interface Inc. (a)	11,505	131,732
INVESTools Inc. (a)	9,700	77,018
iRobot Corp. (a)	2,900	72,152
Isle of Capri Casinos Inc. (a)	4,209	107,961
Jack in the Box Inc. (a)	7,755	303,996
Jakks Pacific Inc. (a)	6,627	133,136
Jo-Ann Stores Inc. (a)	5,169	75,726
Jos. A. Bank Clothiers Inc. (a)	4,437	106,311
Journal Communications Inc. Class A	9,042	101,632
Journal Register Co.	9,209	82,513
K-Swiss Inc. Class A	6,471	172,776
K2 Inc. (a)	11,435	125,099
Kellwood Co.	5,843	171,025
Kenneth Cole Productions Inc.	2,620	58,505
Keystone Automotive Industries Inc. (a)	3,909	165,038
Kimball International Inc. Class B	4,483	88,360
Krispy Kreme Doughnuts Inc. (a)	13,306	108,311

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
La-Z-Boy Inc.	12,622	$176,708
Lakes Entertainment Inc. (a)	4,800	58,032
Landry’s Restaurants Inc.	4,195	136,128
Leapfrog Enterprises Inc. (a)	7,420	74,942
Lear Corp.	15,100	335,371
Lee Enterprises Inc. Class A	10,000	269,500
Levitt Corp Class A	3,795	60,720
Life Time Fitness Inc. (a)	6,893	318,939
Lifetime Brands Inc.	2,773	60,091
Lin TV Corp. (a)	6,365	48,056
Lincoln Educational Services (a)	400	6,836
Lithia Motors Inc. Class A	3,466	105,089
Live Nation Inc. (a)	18,524	377,149
LKQ Corp. (a)	10,704	203,376
LodgeNet Entertainment Corp. (a)	4,168	77,733
Lodgian Inc. (a)	5,551	79,102
Lone Star Steakhouse & Saloon Inc.	3,880	101,772
Luby’s Inc. (a)	4,606	48,041
M/I Homes Inc.	2,500	87,700
Magna Entertainment Corp. (a)	7,377	38,803
Maidenform Brands Inc. (a)	4,200	51,786
Marcus Corp.	4,237	88,469
Marine Products Corp.	2,692	26,193
MarineMax Inc. (a)	3,515	92,198
Martha Stewart Living Omnimedia Inc. (a)	5,978	99,892
Marvel Entertainment Inc. (a)	10,300	206,000
Matthews International Corp.	7,768	267,763
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,326	55,359
Media General Inc.	4,801	201,114
Mediacom Communications Corp. Class A (a)	12,628	78,672
Meritage Homes Corp. (a)	5,000	236,250
Midas Inc. (a)	3,884	71,466
Modine Manufacturing Co.	8,143	190,220
Monaco Coach Corp.	5,722	72,669
Monarch Casino & Resort Inc. (a)	1,966	55,284
Monro Muffler Brake Inc.	3,090	100,610
Morgans Hotel Group (a)	4,800	74,688
Morningstar Inc. (a)	3,305	137,091
Morton’s Restaurant Group Inc. (a)	2,200	33,704
Movado Group Inc.	4,516	103,642
MTR Gaming Group Inc. (a)	4,861	45,596
Multimedia Games Inc. (a)	7,136	72,288
National Presto Industries Inc.	1,318	68,905
Nautilus Inc.	8,502	133,566
Navigant International Inc. (a)	4,000	64,120
Netflix Inc. (a)	8,850	240,809
New York & Co. Inc. (a)	5,356	52,328
Noble International Ltd.	2,197	31,461
O’Charley’s Inc. (a)	6,009	102,153

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Oakley Inc.	5,174	$87,182
Orleans Homebuilders Inc.	900	14,625
Outdoor Channel Holdings Inc. (a)	2,300	23,736
Overstock.com Inc. (a)	2,399	51,003
Oxford Industries Inc.	3,047	120,082
Pacific Sunwear of California Inc. (a)	16,202	290,502
Palm Harbor Homes Inc. (a)	2,805	49,340
Pantry Inc. (a)	5,239	301,452
Papa John’s International Inc. (a)	5,280	175,296
Payless Shoesource Inc. (a)	14,778	401,518
PEP Boys-Manny Moe & Jack	11,627	136,385
Perry Ellis International Inc. (a)	1,951	49,380
Petco Animal Supplies Inc. (a)	13,611	278,073
PetMed Express Inc. (a)	4,700	51,559
PF Chang’s China Bistro Inc. (a)	5,991	227,778
Phillips-Van Heusen Corp.	12,342	470,971
Pier 1 Imports Inc.	19,111	133,395
Pinnacle Entertainment Inc. (a)	10,648	326,361
Playboy Enterprises Inc. (a)	4,694	46,846
Polaris Industries Inc.	9,200	398,360
Pre-Paid Legal Services Inc.	2,567	88,562
Prestige Brands Holdings Inc. (a)	6,248	62,293
Priceline.com Inc. (a)	6,262	186,983
Primedia Inc. (a)	42,621	77,996
Private Media Group Inc. (a)	4,500	21,150
Progressive Gaming International Corp. (a)	8,608	67,142
ProQuest Co. (a)	6,978	85,760
Quantum Fuel Systems Technologies Worldwide Inc. (a)	10,060	34,204
Quiksilver Inc. (a)	27,200	331,296
Radio One Inc. Class D (a)	18,683	138,254
Rare Hospitality International Inc. (a)	8,113	233,330
Raser Technologies Inc. (a)	4,100	39,524
RC2 Corp. (a)	4,554	176,058
RCN Corp. (a)	6,171	153,843
Reader’s Digest Association Inc.	22,939	320,228
Red Robin Gourmet Burgers Inc. (a)	3,574	152,109
Regis Corp.	10,978	390,927
Rent-A-Center Inc. (a)	16,200	402,732
Restoration Hardware Inc. (a)	7,748	55,631
Retail Ventures Inc. (a)	4,921	87,692
Riviera Holdings Corp. (a)	2,665	55,166
Ruby Tuesday Inc.	12,811	312,717
Russ Berrie & Co. Inc. (a)	3,376	41,390
Russell Corp.	7,233	131,351
Ruth’s Chris Steak House (a)	4,100	83,722
Ryan’s Restaurant Group Inc. (a)	8,540	101,711
Salem Communications Corp. (a)	2,459	31,992
Sauer-Danfoss Inc.	2,239	56,915
Scholastic Corp. (a)	8,473	220,044
Sealy Corp. (a)	4,100	54,407

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Select Comfort Corp. (a)	11,820	$271,505
Shiloh Industries Inc. (a)	800	12,032
Shoe Carnival Inc. (a)	2,217	52,898
Shuffle Master Inc. (a)	8,178	268,075
Sinclair Broadcast Group Inc.	12,604	107,890
Six Flags Inc. (a)	17,656	99,227
Skechers U.S.A. Inc. (a)	2,449	59,045
Skyline Corp.	1,843	78,844
Smith & Wesson Holding Corp. (a)	7,400	60,828
Sonic Automotive Inc.	6,697	148,539
Sonic Corp. (a)	25,873	537,900
Sotheby’s Holdings Inc. (a)	13,487	354,034
Source Interlink Co. Inc. (a)	8,666	103,125
Spanish Broadcasting System Inc. (a)	7,892	40,328
Speedway Motorsports Inc.	3,554	134,128
Stage Stores Inc.	5,938	195,954
Stamps.com Inc. (a)	4,228	117,623
Stanley Furniture Co. Inc.	3,116	74,691
Star Maritime Acquisition Corp. (a)	4,900	49,784
Stein Mart Inc.	5,523	81,740
Steinway Musical Instruments Inc. (a)	1,899	46,563
Steven Madden Ltd. (a)	5,012	148,455
Stewart Enterprises Inc.	21,654	124,511
Strayer Education Inc.	3,450	335,064
Stride Rite Corp.	7,363	97,118
Superior Industries International Inc.	4,641	84,884
Syms Corp. (a)	1,000	18,400
Talbots Inc.	5,199	95,922
Tarragon Corp.	2,517	34,860
Technical Olympic USA Inc.	3,983	57,196
Tempur-Pedic International Inc. (a)	11,000	148,610
Tenneco Inc. (a)	9,913	257,738
Texas Roadhouse Inc. Class A (a)	11,204	151,478
The Andersons Inc.	2,792	116,175
The Finish Line Inc. Class A	10,851	128,367
The Men’s Wearhouse Inc.	10,600	321,180
The Sportsman’s Guide Inc. (a)	1,900	57,950
The Steak n Shake Co. (a)	5,636	85,329
The Yankee Candle Co. Inc.	9,617	240,521
Timberland Co. (a)	11,100	289,710
TiVo Inc. (a)	16,740	119,691
Too Inc. (a)	7,518	288,616
Triarc Companies Inc. Class B	13,235	206,863
True Religion Apparel Inc. (a)	3,300	58,410
Trump Entertainment Resorts Inc. (a)	6,000	120,900
Tuesday Morning Corp.	7,389	97,165
Tupperware Brands Corp.	13,196	259,829
Under Armour Inc. Class A (a)	5,000	213,100
Unifirst Corp.	2,475	85,388
Universal Electronics Inc. (a)	2,675	47,374
Universal Technical Institute Inc. (a)	4,981	109,682
Vail Resorts Inc. (a)	6,882	255,322
Valassis Communications Inc. (a)	11,490	271,049

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Value Line Inc.	162	$6,917
ValueVision Media Inc. Class A (a)	6,023	66,434
Vertrue Inc. (a)	1,936	83,306
Visteon Corp. (a)	27,978	201,721
Volcom Inc. (a)	2,700	86,373
Warnaco Group Inc. (a)	11,166	208,581
WCI Communities Inc. (a)	7,481	150,667
West Marine Inc. (a)	2,895	39,025
Westwood One Inc.	15,200	114,000
Wet Seal Inc. (a)	14,705	71,760
Weyco Group Inc.	1,100	25,542
Winnebago Industries Inc.	7,219	224,078
WMS Industries Inc. (a)	5,892	161,382
Wolverine World Wide Inc.	12,221	285,116
World Wrestling Entertainment Inc.	5,469	92,371
Xerium Technologies Inc.	3,492	32,895
Zale Corp. (a)	10,867	261,786
Zumiez Inc. (a)	3,466	130,218

		45,301,537

Consumer Staples (2.68%)
Alico Inc.	785	43,261
Alliance One International Inc.	19,444	86,331
American Oriental Bioengineering Inc. (a)	9,300	51,429
Arden Group Inc. Class A	200	22,634
Boston Beer Co. Inc. (a)	2,580	75,568
Casey’s General Stores Inc.	11,966	299,270
Central European Distribution Corp. (a)	7,046	177,277
Central Garden & Pet Co. (a)	5,104	219,727
Chattem Inc. (a)	4,343	131,897
Chiquita Brands International Inc.	9,205	126,845
Coca-Cola Bottling Co. Consolidated	947	48,079
Darling International Inc. (a)	13,725	62,174
Delta & Pine Land Co.	7,743	227,644
Diamond Foods Inc.	3,500	56,245
Elizabeth Arden Inc. (a)	5,403	96,606
Farmer Brothers Co.	1,393	30,200
Flowers Foods Inc.	11,390	326,210
Gold Kist Inc. (a)	12,269	164,037
Green Mountain Coffee Roasters Inc. (a)	959	38,523
Hain Celestial Group Inc. (a)	6,723	173,184
Imperial Sugar Co.	2,800	66,416
Ingles Markets Inc.	2,105	35,785
Inter Parfums Inc.	867	14,930
J&J Snack Foods Corp.	2,642	87,371
Jones Soda Co. (a)	5,700	51,300
Lancaster Colony Corp.	5,319	209,941
Lance Inc.	6,205	142,839
Longs Drug Stores Corp.	7,112	324,449
Mannatech Inc.	3,479	43,870
Maui Land & Pineapple Co. Inc. (a)	866	32,735

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Medifast Inc. (a)	2,900	$51,823
MGP Ingredients Inc.	2,400	55,728
Nash Finch Co.	3,712	79,028
National Beverage Corp.	1,900	27,265
NBTY Inc. (a)	12,336	294,954
Nu Skin Enterprises Inc.	13,162	195,456
Parlux Fragrances Inc. (a)	3,948	38,256
Pathmark Stores Inc. (a)	12,688	119,394
Peet’s Coffee & Tea Inc. (a)	3,541	106,903
Performance Food Group Co. (a)	8,549	259,719
Perrigo Co.	18,438	296,852
Pilgrim’s Pride Corp.	8,900	229,620
Playtex Products Inc. (a)	11,910	124,221
Premium Standard Farms Inc.	3,500	56,805
PriceSmart Inc. (a)	1,300	13,026
Ralcorp Holdings Inc. (a)	6,562	279,082
Reddy Ice Holdings Inc.	3,600	73,260
Revlon Inc. (a)	29,111	36,680
Ruddick Corp.	8,590	210,541
Sanderson Farms Inc.	4,151	116,186
Seaboard Corp.	74	94,720
Smart & Final Inc. (a)	2,799	47,135
Spartan Stores Inc.	4,352	63,670
Spectrum Brands Inc. (a)	8,000	103,360
The Great Atlantic & Pacific Tea Co. Inc.	4,223	95,947
Tootsie Roll Industries Inc.	7,633	222,349
Topps Co. Inc.	9,376	77,071
TreeHouse Foods Inc. (a)	6,800	162,452
United Natural Foods Inc. (a)	10,042	331,587
Universal Corp.	6,005	223,506
USANA Health Sciences Inc. (a)	2,174	82,395
Vector Group Ltd.	7,641	124,166
Village Super Market Inc.	300	19,611
WD-40 Co.	4,244	142,471
Weis Markets Inc.	2,596	106,955
Wild Oats Markets Inc. (a)	7,081	138,788

		8,167,759

Energy (5.53%)
Allis-Chalmers Energy Inc. (a)	3,400	46,206
Alon USA Energy Inc.	2,700	84,969
Alpha Natural Resources Inc. (a)	11,421	224,080
Arena Resources Inc. (a)	2,200	75,438
Atlas America Inc. (a)	4,231	189,591
ATP Oil & Gas Corp. (a)	4,619	193,675
Atwood Oceanics Inc. (a)	5,904	292,838
Aurora Oil & Gas Corp. (a)	14,000	56,000
Aventine Renewable Energy Holdings Inc. (a)	379	14,743
Basic Energy Services Inc. (a)	2,300	70,311
Berry Petroleum Co.	8,466	280,648
Bill Barrett Corp. (a)	6,138	181,746

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Bois d’Arc Energy Inc. (a)	2,942	$48,455
Brigham Exploration Co. (a)	11,249	88,980
Bristow Group Inc. (a)	5,091	183,276
Bronco Drilling Co. Inc. (a)	3,400	71,026
Callon Petroleum Co. (a)	4,180	80,841
CARBO Ceramics Inc.	4,931	242,260
Carrizo Oil & Gas Inc. (a)	5,168	161,810
Clayton Williams Energy Inc. (a)	1,449	50,048
Complete Production Services Inc. (a)	5,700	134,748
Comstock Resources Inc. (a)	9,440	281,878
Crosstex Energy Inc.	2,119	201,474
Dawson Geophysical Co. (a)	2,000	61,540
Delek US Holdings Inc. (a)	1,700	25,840
Delta Petroleum Corp. (a)	12,627	216,300
Dril-Quip Inc. (a)	2,394	197,361
Edge Petroleum Corp. (a)	4,571	91,329
Encore Acquisition Co. (a)	12,091	324,402
Energy Partners Ltd. (a)	8,303	157,342
EXCO Resources Inc. (a)	11,000	125,400
Exploration Co. of Delaware (a)	7,200	76,752
Gasco Energy Inc. (a)	19,984	88,929
GeoGlobal Resources Inc. (a)	7,600	37,164
Giant Industries Inc. (a)	3,097	206,105
GMX Resources Inc. (a)	2,000	61,840
Goodrich Petroleum Corp. (a)	3,144	89,258
Grey Wolf Inc. (a)	42,957	330,769
Gulf Island Fabrication Inc.	3,113	62,385
Gulfmark Offshore Inc. (a)	4,380	113,135
Gulfport Energy Corp. (a)	2,200	24,288
Hanover Compressor Co. (a)	22,922	430,475
Harvest Natural Resources Inc. (a)	7,632	103,337
Hercules Offshore Inc. (a)	4,300	150,500
Hornbeck Offshore Services Inc. (a)	5,234	185,912
Houston Exploration Co. (a)	6,734	412,053
Hydril (a)	4,259	334,417
Input/Output Inc. (a)	15,332	144,887
International Coal Group Inc. (a)	25,000	179,750
James River Coal Co. (a)	3,838	101,669
KCS Energy Inc. (a)	11,254	334,244
KFX Inc. (a)	15,351	234,563
Lone Star Technologies Inc. (a)	7,094	383,218
Lufkin Industries Inc.	3,582	212,878
Mariner Energy Inc. (a)	16,272	298,917
Maritrans Inc.	3,192	79,481
Markwest Hydrocarbon Inc.	1,425	35,269
Matrix Service Co. (a)	5,300	60,632
Maverick Tube Corp. (a)	8,352	527,763
McMoRan Exploration Co. (a)	6,048	106,445
Meridian Resource Corp. (a)	19,127	66,944
Metretek Technologies Inc. (a)	3,900	67,002
NATCO Group Inc. (a)	3,600	144,720
Newpark Resources Inc. (a)	18,357	112,896
NGP Capital Resources Co.	4,826	70,604

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
NS Group Inc. (a)	4,926	$271,324
Oil States International Inc. (a)	11,052	378,863
Pacific Ethanol Inc. (a)	4,600	106,352
Parallel Petroleum Corp. (a)	8,696	214,878
Parker Drilling Co. (a)	25,821	185,395
Penn Virginia Corp.	4,417	308,660
PetroHawk Energy Corp. (a)	14,160	178,416
Petroleum Development Corp. (a)	4,012	151,252
Petroquest Energy Inc. (a)	9,163	112,522
PHI Inc. (a)	2,900	96,280
Pioneer Drilling Co. (a)	8,982	138,682
Quest Resource Corp. (a)	5,000	67,750
RAM Energy Resources Inc. (a)	2,200	12,584
Remington Oil & Gas Corp. (a)	743	32,670
Rentech Inc. (a)	30,500	141,825
Resource America Inc.	3,210	61,150
Rosetta Resources Inc. (a)	12,117	201,385
RPC Inc.	5,233	127,057
Stone Energy Corp. (a)	5,987	278,695
SulphCo Inc. (a)	7,400	52,984
Superior Well Services Inc. (a)	2,200	54,780
Swift Energy Co. (a)	6,489	278,573
Syntroleum Corp. (a)	9,926	60,251
Toreador Resources Corp. (a)	3,090	86,922
Transmeridian Exploration Inc. (a)	15,000	85,500
TransMontaigne Inc. (a)	10,834	121,449
Trico Marine Services Inc. (a)	3,100	105,400
Union Drilling Inc. (a)	3,700	54,982
Universal Compression Holdings Inc. (a)	6,711	422,592
USEC Inc.	19,191	227,413
VAALCO Energy Inc. (a)	13,900	135,664
Verasun Energy Inc. (a)	237	6,219
Veritas DGC Inc. (a)	7,760	400,261
W-H Energy Services Inc. (a)	6,557	333,292
Warren Resources Inc. (a)	12,746	183,033
Warrior Energy Service Corp. (a)	2,400	58,392
Western Refining Inc.	5,700	123,006
Westmoreland Coal Co. (a)	1,300	30,836
Whiting Petroleum Corp. (a)	8,183	342,622
World Fuel Services Corp.	6,228	284,557

		16,838,224

Financials (20.80%)
1st Source Corp.	2,298	77,741
21st Century Insurance Group	6,086	87,638
Aames Investment Corp.	12,130	60,529
Abington Community Bancorp Inc.	700	10,486
Acadia Realty Trust	6,553	154,978
Accredited Home Lenders Holding Co. (a)	3,905	186,698
ACE Cash Express Inc. (a)	2,970	86,932

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Advance America Cash Advance Centers Inc.	16,401	$287,674
Advanta Corp.	4,426	159,115
Affirmative Insurance Holding Inc.	1,958	30,643
Affordable Residential Communities (a)	6,915	74,336
Agree Realty Corp.	2,160	73,375
Alabama National Bancorporation	3,626	247,112
Alexander’s Inc. (a)	440	119,574
Alexandria Real Estate Equities Inc.	5,478	485,789
Alfa Corp.	6,219	102,987
Amcore Financial Inc.	5,421	158,890
American Campus Communities Inc.	4,076	101,289
American Equity Investment Life Holdings Co.	12,169	129,722
American Financial Realty Trust	28,500	275,880
American Home Mortgage Investment Corp.	9,809	361,560
American Physicians Capital Inc. (a)	1,809	95,135
AmericanWest Bancorp	3,263	73,907
Ameris Bancorp	2,230	51,602
Anchor Bancorp Wisconsin Inc.	4,887	147,441
Anthracite Capital Inc.	14,155	172,125
Anworth Mortgage Asset Corp.	11,957	99,243
Apollo Investment Corp.	19,422	358,919
Arbor Realty Trust Inc.	3,456	86,573
Ares Capital Corp.	8,924	151,083
Argonaut Group Inc. (a)	7,243	217,580
Arrow Financial Corp.	2,007	55,052
Ashford Hospitality Trust Inc.	10,602	133,797
Asta Funding Inc.	2,847	106,620
Baldwin & Lyons Inc.	1,211	30,881
BancFirst Corp.	1,448	64,798
BancTrust Financial Group Inc.	2,882	67,641
Bank Mutual Corp.	15,132	184,913
Bank of Granite Corp.	2,476	51,575
Bank of the Ozarks Inc.	2,518	83,849
BankAtlantic Bancorp Inc.	11,603	172,189
BankFinancial Corp.	6,800	117,640
BankUnited Financial Corp.	7,685	234,546
Banner Corp.	2,323	89,528
Berkshire Hills Bancorp Inc.	2,196	77,914
BFC Financial Corp. (a)	3,591	24,850
BioMed Realty Trust Inc.	12,651	378,771
Boston Private Financial Holdings Inc.	8,851	246,943
Bristol West Holdings Inc.	3,563	57,008
Brookline Bancorp Inc.	12,781	175,994
Cadence Financial Corp.	2,109	46,967
Calamos Asset Management Inc. Class A	5,551	160,923
Camden National Corp.	2,200	87,780
Capital City Bank Group Inc.	2,498	75,440
Capital Corp. of the West	1,829	58,528

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capital Lease Funding Inc.	8,456	$96,483
Capital Southwest Corp.	532	55,567
Capital Title Group Inc.	6,800	50,116
Capital Trust Inc.	2,914	103,797
Capitol Bancorp Ltd.	2,622	102,127
Cardinal Financial Corp.	6,546	76,065
Cascade Bancorp	5,589	159,342
Cash America International Inc.	6,380	204,160
Cathay General Bancorp	12,199	443,800
Cedar Shopping Centers Inc.	7,575	111,504
Centennial Bank Holdings Inc. (a)	14,500	149,930
Center Financial Corp.	2,181	51,559
Centerstate Banks of Florida Inc.	1,500	30,750
CentraCore Properties Trust	2,836	70,191
Central Pacific Financial Corp.	7,500	290,250
Charter Financial Corp.	504	19,888
CharterMac	11,093	207,550
Chemical Financial Corp.	5,407	165,454
Chittenden Corp.	10,902	281,817
Citizens Banking Corp.	10,373	253,205
Citizens First Bancorp Inc.	1,600	42,736
City Bank	2,336	108,998
City Holding Co.	3,671	132,670
Clark Inc.	3,990	52,668
Clayton Holdings Inc. (a)	2,300	30,015
Clifton Savings Bancorp Inc.	3,100	33,573
CNA Surety Corp. (a)	2,949	50,959
Coastal Financial Corp.	4,512	58,836
CoBiz Inc.	2,804	63,146
Cohen & Steers Inc.	2,534	59,802
Columbia Bancorp	1,800	45,126
Columbia Banking Systems Inc.	3,691	137,970
Commerce Group Inc.	12,900	381,066
Commercial Capital Bancorp Inc.	12,333	194,245
Community Bancorp Inc.	1,400	59,234
Community Bancorp NV (a)	952	29,588
Community Bank System Inc.	7,487	151,013
Community Banks Inc.	5,079	132,054
Community Trust Bancorp Inc.	2,889	100,913
Compass Diversified Trust (a)	2,300	32,821
CompuCredit Corp. (a)	4,981	191,470
Consolidated-Tomoka Land Co.	1,442	79,512
Corporate Office Properties Trust	7,975	335,588
Corus Bankshares Inc.	9,458	247,610
Cousins Properties Inc.	9,538	295,010
Crawford & Co.	4,776	34,292
Credit Acceptance Corp. (a)	2,000	54,280
Crescent Real Estate Equities Co.	18,200	337,792
CVB Financial Corp.	12,785	200,213
Darwin Professional Underwriters Inc. (a)	700	12,362
Deerfield Triarc Capital Corp.	10,700	138,886

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Delphi Financial Group Inc.	9,918	$360,618
DiamondRock Hospitality Co.	13,655	202,231
Digital Realty Trust Inc.	3,700	91,353
Dime Community Bancshares	5,969	80,999
Direct General Corp.	4,424	74,854
Dollar Financial Corp. (a)	3,100	55,800
Donegal Group Inc.	2,369	45,982
Doral Financial Corp.	19,440	124,610
Downey Financial Corp.	4,700	318,895
EastGroup Properties Inc.	5,467	255,200
Education Realty Trust Inc.	6,825	113,636
EMC Insurance Group Inc.	946	27,207
Enstar Group Inc. (a)	621	57,250
Enterprise Financial Services Corp.	1,476	37,564
Entertainment Properties Trust	5,900	253,995
Equity Inns Inc.	11,497	190,390
Equity Lifestyle Properties Inc.	4,391	192,458
Equity One Inc.	7,846	163,981
eSpeed Inc. (a)	4,901	40,825
Extra Space Storage Inc.	11,508	186,890
EZCORP Inc. (a)	2,800	105,532
Farmers Capital Bank Corp.	2,117	69,332
FBL Financial Group Inc.	2,898	93,895
Federal Agricultural Mortgage Corp. Class C	2,471	68,447
FelCor Lodging Trust Inc.	13,293	288,990
Fidelity Bankshares Inc.	5,972	190,029
Fieldstone Investment Corp.	11,992	109,847
Financial Federal Corp.	6,355	176,733
First Acceptance Corp. (a)	3,120	36,754
First Bancorp (North Carolina)	2,182	45,822
First BanCorp (Puerto Rico)	15,219	141,537
First Busey Corp.	2,579	52,792
First Cash Financial Services Inc. (a)	6,714	132,602
First Charter Corp.	6,428	157,679
First Commonwealth Financial Corp.	15,721	199,657
First Community Bancorp (CA)	4,746	280,394
First Community Bancshares Inc.	1,951	64,363
First Financial Bancorp	7,623	113,659
First Financial Bankshares Inc.	4,270	156,026
First Financial Corp. Indiana	2,599	77,996
First Financial Holdings Inc.	2,795	89,440
First Indiana Corp.	3,430	89,283
First Industrial Realty Trust Inc.	10,876	412,635
First Merchants Corp.	3,806	92,524
First Midwest Bancorp Inc.	11,941	442,772
First Niagara Financial Group Inc.	26,841	376,311
First Oak Brook Bancshares Inc.	1,171	43,327
First Place Financial Corp. Ohio	2,615	60,171
First Potomac Realty Trust	4,689	139,685
First Regional Bancorp (a)	471	41,448
First Republic Bank	5,283	241,961
First South Bancorp Inc.	1,363	46,656

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First State Bancorporation	4,527	$107,652
FirstFed Financial Corp. (a)	3,782	218,108
FirstMerit Corp.	24,703	517,281
FLAG Financial Corp.	2,600	50,570
Flagstar Bancorp Inc.	8,394	133,968
Flushing Financial Corp.	3,367	60,471
FNB Corp. (PA)	11,479	181,024
FNB Corp. (VA)	1,295	47,915
FPIC Insurance Group Inc. (a)	2,596	100,595
Franklin Bank Corp. (a)	5,985	120,837
Franklin Street Properties Corp.	10,500	206,640
Fremont General Corp.	15,756	292,431
Friedman Billings Ramsey Group Inc.	32,800	359,816
Frontier Financial Corp.	6,522	221,683
GAMCO Investors Inc.	1,825	67,087
GB&T Bancshares Inc.	2,432	52,920
Getty Realty Corp.	3,794	107,901
GFI Group Inc. (a)	2,839	153,164
Glacier Bancorp Inc.	8,108	237,321
Gladstone Capital Corp.	2,211	47,293
Gladstone Investment Corp.	3,000	45,000
Glenborough Realty Trust Inc.	7,475	161,011
Glimcher Realty Trust	8,270	205,179
GMH Communities Trust	8,283	109,170
Gramercy Capital Corp.	3,235	83,787
Great American Financial Resources Inc.	1,933	40,458
Great Southern Bancorp Inc.	1,882	57,457
Greater Bay Bancorp	12,201	350,779
Greene County Bancshares Inc.	2,596	80,372
Greenhill & Co. Inc.	3,849	233,865
Hancock Holding Co.	6,526	365,456
Hanmi Financial Corp.	9,930	193,039
Harbor Florida Bancshares Inc.	4,468	165,942
Harleysville Group Inc.	3,632	115,207
Harleysville National Corp.	5,993	127,112
Harris & Harris Group Inc. (a)	5,695	62,873
Healthcare Realty Trust Inc.	11,653	371,148
Heartland Financial USA Inc.	2,743	73,101
Heritage Commerce Corp.	2,304	57,116
Heritage Property Investment Trust	6,372	222,510
Hersha Hospitality Trust	7,225	67,120
Highland Hospitality Corp.	14,784	208,159
Highwoods Properties Inc.	12,969	469,218
Hilb Rogal & Hobbs Co.	7,908	294,731
Home Federal Bancorp Inc.	600	8,196
Home Properties Inc.	7,783	432,034
HomeBanc Corp.	10,562	83,862
Horace Mann Educators Corp.	8,902	150,889
Horizon Financial Corp.	1,734	47,564
HouseValues Inc. (a)	2,600	18,018
IBERIABANK Corp.	2,035	117,094
IMPAC Mortgage Holdings Inc.	16,685	186,538

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Independence Holding Co.	600	$13,446
Independent Bank Corp. (MA)	3,624	117,671
Independent Bank Corp. (MI)	5,688	149,594
Infinity Property & Casualty Corp.	4,658	190,978
Inland Real Estate Corp.	16,417	244,285
Innkeepers USA Trust	9,115	157,507
Integra Bank Corp.	3,355	72,971
Interchange Financial Services Corp.	3,269	73,553
International Bancshares Corp.	10,000	274,800
International Securities Exchange Inc.	8,484	322,986
Intervest Bancshares Corp. (a)	1,300	52,650
Investors Bancorp Inc. (a)	11,600	157,180
Investors Real Estate Trust	8,304	74,985
Irwin Financial Corp.	4,549	88,205
ITLA Capital Corp.	1,110	58,364
James River Group Inc. (a)	2,000	49,800
Jer Investors Trust Inc.	5,100	79,305
Kansas City Life Insurance Co.	1,495	63,044
Kearny Financial Corp.	3,806	56,329
Kite Realty Group Trust	5,494	85,651
KKR Financial Corp.	17,700	368,337
KNBT Bancorp Inc.	7,197	118,894
Knight Capital Group Inc. (a)	24,408	371,734
LaBranche & Co. Inc. (a)	11,499	139,253
Lakeland Bancorp Inc.	3,463	54,265
Lakeland Financial Corp.	2,132	51,786
LandAmerica Financial Group Inc.	3,903	252,134
LaSalle Hotel Properties	8,866	410,496
Lexington Corporate Properties Trust	12,982	280,411
LTC Properties Inc.	4,327	96,708
Luminent Mortgage Capital Inc.	10,064	93,193
Macatawa Bank Corp.	3,972	92,905
MAF Bancorp Inc.	8,350	357,714
Maguire Properties Inc.	9,037	317,831
MainSource Financial Group Inc.	2,249	39,200
MarketAxess Holdings Inc. (a)	6,196	68,218
Marlin Business Services Inc. (a)	2,329	52,542
MB Financial Inc.	5,727	202,507
MBT Financial Corp.	2,782	44,512
MCG Capital Corp.	13,058	207,622
Meadowbrook Insurance Group Inc. (a)	6,700	55,744
Medallion Financial Corp.	2,800	36,288
Medical Properties Trust Inc.	8,200	90,528
Mercantile Bank Corp.	2,236	89,105
MetroCorp Bancshares Inc.	800	23,424
MFA Mortgage Investments Inc.	19,969	137,387
Mid-America Apartment Communities Inc.	5,204	290,123
Mid-State Bancshares	4,597	128,716
Midland Co.	2,393	90,886
Midwest Banc Holdings Inc.	3,145	69,976
MortgageIT Holdings Inc.	7,069	85,252

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MVC Capital Inc.	3,400	$45,696
Nara Bancorp Inc.	5,984	112,200
NASB Financial Inc.	1,546	52,208
National Financial Partners Corp.	8,763	388,289
National Health Investors Inc.	4,801	129,099
National Interstate Corp.	3,400	92,208
National Penn Bancshares Inc.	9,933	197,269
National Retail Properties Inc.	12,401	247,400
National Western Life Insurance Co. (a)	422	101,132
Nationwide Health Properties Inc.	18,029	405,833
Navigators Group Inc. (a)	2,646	115,948
NBT Bancorp Inc.	7,175	166,675
Netbank Inc.	11,893	78,851
NewAlliance Bancshares Inc.	26,306	376,439
Newcastle Investment Corp.	9,414	238,362
Newkirk Realty Trust Inc.	3,800	65,968
Northern Empire Bancshares (a)	1,632	39,168
NorthStar Realty Finance Corp.	7,811	93,810
Northwest Bancorp Inc.	3,737	99,031
Novastar Financial Inc.	7,214	228,035
NYMAGIC Inc.	1,000	29,050
OceanFirst Financial Corp.	2,205	48,995
Ocwen Financial Corp. (a)	8,712	110,730
Odyssey Re Holdings Corp.	2,446	64,452
Ohio Casualty Corp.	15,159	450,677
Old National Bancorp	16,187	323,254
Old Second Bancorp Inc.	2,604	80,724
Omega Financial Corp.	2,412	75,520
Omega Healthcare Investors Inc.	12,257	162,038
optionsXpress Holdings Inc.	5,170	120,513
Oriental Financial Group Inc.	4,868	62,116
Pacific Capital Bancorp	11,363	353,617
Park National Corp.	2,654	262,242
Partners Trust Financial Group Inc.	9,712	110,814
Pennfed Financial Services Inc.	2,346	43,753
Pennsylvania Real Estate Investment Trust	7,731	312,100
Penson Worldwide Inc. (a)	1,300	22,373
Peoples Bancorp Inc.	2,010	59,978
PFF Bancorp Inc.	5,049	167,425
Phoenix Co. Inc.	26,803	377,386
Pinnacle Financial Partners Inc. (a)	3,114	94,759
Piper Jaffray Co. (a)	4,699	287,626
Placer Sierra Bancshares	3,152	73,095
PMA Capital Corp. (a)	6,163	63,479
Post Properties Inc.	10,290	466,549
Preferred Bank	1,300	69,693
Premierwest Bancorp	4,600	66,378
Presidential Life Corp.	4,357	107,095
PrivateBancorp Inc.	4,608	190,817
ProAssurance Corp. (a)	7,393	356,195
Prosperity Bancshares Inc.	6,196	203,786

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Provident Bankshares Corp.	7,989	$290,720
Provident Financial Services Inc.	16,666	299,155
Provident New York Bancorp	8,070	106,685
PS Business Parks Inc.	3,991	235,469
QC Holdings, Inc. (a)	800	10,808
R&G Financial Corp. Class B	6,599	56,685
RAIT Investment Trust	6,925	202,210
Ramco-Gershenson Properties Trust	4,218	113,591
Realty Income Corp.	20,032	438,701
Redwood Trust Inc.	4,134	201,863
Renasant Corp.	2,411	97,284
Republic Bancorp Inc.	18,383	227,765
Republic Bancorp Inc. (Kentucky)	1,380	28,428
Republic Property Trust	6,900	68,172
Rewards Network Inc. (a)	5,300	43,301
RLI Corp.	4,938	237,913
Rockville Financial Inc. (a)	1,257	18,503
Royal Bancshares of Pennsylvania Inc.	400	9,712
S&T Bancorp Inc.	5,617	186,653
Safety Insurance Group Inc.	3,428	163,001
Sanders Morris Harris Group Inc.	2,475	37,397
Sandy Spring Bancorp Inc.	2,794	100,752
Santander BanCorp	1,715	42,223
Saul Centers Inc.	2,948	120,219
Saxon Capital Inc.	11,245	128,643
SCBT Financial Corp.	1,814	64,669
SCPIE Holdings Inc. (a)	2,000	46,500
Seabright Insurance Holdings (a)	4,200	67,662
Seacoast Banking Corp. of Florida	2,511	66,868
Security Bank Corp. (Georgia)	2,735	60,908
Selective Insurance Group Inc.	6,601	368,798
Senior Housing Properties Trust	13,646	244,400
Shore Bancshares Inc.	1,500	40,695
Sierra Bancorp	900	23,598
Signature Bank (a)	7,141	231,226
Simmons First National Corp.	2,790	80,938
Sizeler Property Investors Inc.	3,189	51,215
Smithtown Bancorp Inc.	1,400	33,824
Sound Federal Bancorp Inc.	1,771	36,819
Southside Bancshares Inc.	1,894	42,274
Southwest Bancorp Inc.	4,155	105,953
Sovran Self Storage Inc.	3,973	201,789
Spirit Finance Corp.	17,344	195,293
State Auto Financial Corp.	2,746	89,355
State National Bancshares Inc.	2,800	106,708
Sterling Bancorp NY	4,708	91,806
Sterling Bancshares Inc. TX	11,462	214,912
Sterling Financial Corp. PA	5,009	109,697
Sterling Financial Corp. WA	8,523	260,037
Stewart Information Services Corp.	3,891	141,282
Stifel Financial Corp. (a)	2,488	87,851
Strategic Hotels & Resorts Inc.	16,493	342,065
Suffolk Bancorp	2,093	68,546

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Summit Bancshares Inc.	1,885	$39,981
Sun Bancorp Inc. (New Jersey) (a)	2,497	40,551
Sun Communities Inc.	4,568	148,597
Sunstone Hotel Investors Inc.	12,812	372,317
Superior Bancorp (a)	2,518	27,698
Susquehanna Bancshares Inc.	11,483	274,444
SVB Financial Group (a)	8,502	386,501
SWS Group Inc.	3,665	88,400
SY Bancorp Inc.	3,084	84,748
Tanger Factory Outlet Centers Inc.	6,525	211,214
Taylor Capital Group Inc.	1,789	73,009
Technology Investment Capital Corp.	3,682	53,941
Tejon Ranch Co. (a)	2,283	93,968
Texas Capital Bancshares Inc. (a)	4,480	104,384
Texas Regional Bancshares Inc.	11,006	417,348
Texas United Bancshares Inc.	1,800	50,670
The Bancorp Inc. (a)	1,678	41,967
The Mills Corp.	12,700	339,725
Thomas Weisel Partners Group Inc. (a)	2,000	38,020
TierOne Corp.	4,419	149,230
Tompkins Trustco Inc.	1,833	78,819
Tower Group Inc.	4,091	123,753
TradeStation Group Inc. (a)	6,302	79,846
Trammell Crow Co. (a)	7,993	281,114
Triad Guaranty Inc. (a)	2,394	117,019
Trico Bancshares	2,292	62,755
Trustco Bank Corp. NY	15,010	165,410
Trustmark Corp.	11,159	345,594
Trustreet Properties Inc.	15,817	208,626
U-Store-It Trust	11,581	218,418
UCBH Holdings Inc.	22,679	375,111
UMB Financial Corp.	7,790	259,719
Umpqua Holdings Corp.	13,786	353,611
Union Bankshares Corp.	1,709	73,726
United Bankshares Inc.	9,059	331,831
United Community Banks Inc.	7,155	217,798
United Community Financial Corp.	5,193	62,316
United Fire & Casualty Co.	5,092	153,422
United PanAm Financial Corp. (a)	2,060	62,624
United Security Bancshares	1,300	27,807
Universal American Financial Corp. (a)	7,956	104,621
Universal Health Realty Income Trust	3,155	98,909
Univest Corp. of Pennsylvania	2,236	61,758
Urstadt Biddle Properties Inc.	4,604	74,999
USB Holding Co. Inc.	2,998	67,455
USI Holdings Corp. (a)	9,860	132,223
Vineyard National Bancorp	2,756	74,136
Virginia Commerce Bancorp (a)	4,038	96,508
Virginia Financial Group Inc.	1,345	56,786
W Holding Co. Inc.	27,243	181,166
Waddell & Reed Financial Inc.	20,018	411,570
Washington Real Estate Investment Trust	10,202	374,413

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Washington Trust Bancorp Inc.	2,456	$68,080
Wauwatosa Holdings Inc. (a)	1,388	23,679
WesBanco Inc.	4,714	146,087
West Bancorporation Inc.	3,253	60,734
West Coast Bancorp (Oregon)	3,260	96,072
Westamerica Bancorporation	7,583	371,340
Western Alliance Bancorp (a)	2,600	90,428
Westfield Financial Inc.	1,603	44,772
Willow Grove Bancorp Inc.	2,700	42,957
Wilshire Bancorp Inc.	4,118	74,206
Windrose Medical Properties Trust	3,700	54,020
Winston Hotels Inc.	7,307	89,511
Winthrop Realty Trust	4,200	24,948
Wintrust Financial Corp.	5,886	299,303
World Acceptance Corp. (a)	4,481	159,165
WSFS Financial Corp.	1,335	82,036
Yardville National Bancorp	1,841	65,779
Zenith National Insurance Corp.	8,698	345,050

		63,302,554

Health Care (11.62%)
Abaxis Inc. (a)	5,121	114,557
Abiomed Inc. (a)	4,801	62,269
Acacia Research - Acacia Technologies (a)	6,800	95,608
Acadia Pharmaceuticals Inc. (a)	4,634	39,111
Adams Respiratory Therapeutics Inc. (a)	7,100	316,802
Adeza Biomedical Corp. (a)	3,700	51,874
Adolor Corp. (a)	9,963	249,175
Advanced Magnetics Inc.	1,900	57,418
ADVENTRX Pharmaceuticals Inc. (a)	10,900	34,553
Affymetrix Inc. (a)	15,100	386,560
Air Methods Corp. (a)	2,500	65,450
Akorn Inc. (a)	9,000	35,820
Albany Molecular Research Inc. (a)	5,323	56,850
Alexion Pharmaceuticals Inc. (a)	7,568	273,356
Align Technology Inc. (a)	12,639	93,402
Alkermes Inc. (a)	20,049	379,327
Alliance Imaging Inc. (a)	4,642	29,709
Allscripts Healthcare Solution Inc. (a)	10,132	177,817
Alnylam Pharmaceuticals Inc. (a)	6,900	104,052
Alpharma Inc.	9,181	220,711
Altus Pharmaceuticals Inc. (a)	1,700	31,365
Amedisys Inc. (a)	3,424	129,770
American Medical Systems Holdings Inc. (a)	17,107	284,832
American Retirement Corp. (a)	7,789	255,246
AMERIGROUP Corp. (a)	11,500	356,960
AMN Healthcare Services Inc. (a)	6,995	141,998
Amsurg Corp. (a)	7,204	163,891
Anadys Pharmaceuticals Inc. (a)	5,200	15,184
Analogic Corp.	3,406	158,754

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Andrx Corp. (a)	16,467	$381,870
Angiodynamics Inc. (a)	2,600	70,330
Applera Corp. - Celera Genomics Group (a)	18,097	234,356
Apria Healthcare Group Inc. (a)	10,276	194,216
Arena Pharmaceuticals Inc. (a)	10,058	116,472
Ariad Pharmaceuticals Inc. (a)	16,544	74,613
Array Biopharma Inc. (a)	9,678	83,231
Arrow International Inc.	5,673	186,471
Arthrocare Corp. (a)	5,573	234,122
Aspect Medical Systems Inc. (a)	3,962	69,097
Atherogenics Inc. (a)	9,595	125,215
Auxilium Pharmaceuticals Inc. (a)	4,200	32,676
AVANIR Pharmaceuticals (a)	7,984	54,611
AVI BioPharma Inc. (a)	12,500	46,875
Bentley Pharmaceuticals Inc. (a)	3,815	41,812
Bio-Rad Laboratories Inc. (a)	4,096	265,994
Bio-Reference Labs Inc. (a)	2,746	59,753
BioCryst Pharmaceuticals Inc. (a)	4,800	68,784
Bioenvision Inc. (a)	8,333	44,415
BioMarin Pharmaceutical Inc. (a)	20,143	289,455
Biosite Inc. (a)	4,064	185,562
Bradley Pharmaceuticals Inc. (a)	3,800	38,760
Bruker BioSciences Corp. (a)	7,813	41,878
Candela Corp. (a)	5,784	91,734
Capital Senior Living Corp. (a)	4,100	42,148
Caraco Pharmaceutical Laboratories Inc. (a)	2,074	18,977
Cell Genesys Inc. (a)	12,614	63,322
Centene Corp. (a)	9,509	223,747
Cepheid Inc. (a)	11,830	114,869
Cerus Corp. (a)	5,800	41,354
Chemed Corp.	5,712	311,475
CNS Inc.	2,918	71,491
Coley Pharmaceutical Group Inc. (a)	3,500	40,425
Combinatorx Inc. (a)	5,000	43,950
Computer Programs & Systems Inc.	2,284	91,269
Conceptus Inc. (a)	5,600	76,384
Conmed Corp. (a)	6,829	141,360
Connetics Corp. (a)	8,933	105,052
Conor Medsystems Inc. (a)	6,363	175,555
Corvel Corp. (a)	1,270	31,750
Cotherix Inc. (a)	4,861	41,853
Cross Country Healthcare Inc. (a)	7,789	141,682
Cubist Pharmaceuticals Inc. (a)	12,366	311,376
CV Therapeutics Inc. (a)	9,502	132,743
Cyberonics Inc. (a)	4,576	97,560
Cypress Bioscience Inc. (a)	8,201	50,354
Cytokinetics Inc. (a)	4,900	30,821
Datascope Inc.	2,437	75,157
deCODE genetics Inc. (a)	13,603	84,203
Dendreon Corp. (a)	18,855	91,258

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Dendrite International Inc. (a)	9,003	$83,188
DepoMed Inc. (a)	9,400	55,178
Dexcom Inc. (a)	3,400	46,172
Diagnostic Products Corp.	5,470	318,190
Digene Corp. (a)	4,224	163,638
Dionex Corp. (a)	4,498	245,861
Diversa Corp. (a)	6,403	61,853
DJO Inc. (a)	5,002	184,224
Durect Corp. (a)	11,448	44,304
Eclipsys Corp. (a)	9,921	180,165
Emageon Inc. (a)	4,637	67,654
Emeritus Corp. (a)	700	13,125
Emisphere Technologies Inc. (a)	6,000	51,180
Encore Medical Corp. (a)	15,588	74,978
Encysive Pharmaceuticals Inc. (a)	15,458	107,124
Enzo Biochem Inc. (a)	6,661	100,448
Enzon Pharmaceuticals Inc. (a)	12,015	90,593
eResearch Technology Inc. (a)	10,937	99,527
ev3 Inc. (a)	2,800	41,468
Exelixis Inc. (a)	20,415	205,171
Five Star Quality Care Inc. (a)	6,700	74,169
Foxhollow Technologies Inc. (a)	4,021	109,854
Genesis HealthCare Corp. (a)	4,697	222,497
Genitope Corp. (a)	6,411	40,518
Genomic Health Inc. (a)	2,300	27,071
Genta Inc. (a)	33,000	54,120
Gentiva Health Services Inc. (a)	6,726	107,818
Geron Corp. (a)	15,473	106,764
Greatbatch Inc. (a)	4,656	109,882
GTx Inc. (a)	1,572	14,305
Haemonetics Corp. (a)	5,797	269,618
Hana Biosciences Inc. (a)	6,000	54,420
HealthExtras Inc. (a)	5,891	178,026
Healthspring Inc. (a)	3,600	67,500
HealthTronics Inc. (a)	6,972	53,336
Healthways Inc. (a)	8,070	424,805
Hi-Tech Pharmacal Co. Inc. (a)	1,608	26,645
Hologic Inc. (a)	10,236	505,249
Horizon Health Corp. (a)	3,832	80,012
Human Genome Sciences Inc. (a)	29,990	320,893
Hythiam Inc. (a)	6,600	46,002
I-Flow Corp. (a)	5,802	62,778
ICOS Corp. (a)	15,351	337,568
ICU Medical Inc. (a)	3,732	157,640
Idenix Pharmaceuticals Inc. (a)	6,069	57,049
Illumina Inc. (a)	9,336	276,906
Immucor Inc. (a)	16,135	310,276
Incyte Corp. (a)	22,154	101,908
Indevus Pharmaceuticals Inc. (a)	11,700	63,999
Integra LifeSciences Holdings Corp. (a)	4,527	175,693
Intermagnetics General Corp. (a)	9,942	268,235
InterMune Inc. (a)	6,089	100,164
IntraLase Corp. (a)	4,458	74,627

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Invacare Corp.	6,904	$171,771
Inverness Medical Innovations Inc. (a)	6,097	172,118
inVentiv Health Inc. (a)	6,456	185,804
IRIS International Inc. (a)	5,016	66,011
Isis Pharmaceuticals Inc. (a)	17,802	107,702
Kendle International Inc. (a)	3,000	110,190
Kensey Nash Corp. (a)	2,900	85,550
Keryx Biopharmaceuticals Inc. (a)	9,423	133,807
Kindred Healthcare Inc. (a)	7,885	205,010
KV Pharmaceutical Co. (a)	8,480	158,237
Kyphon Inc. (a)	9,897	379,649
Laserscope (a)	4,721	145,454
LCA-Vision Inc.	4,605	243,651
Lexicon Genetics Inc. (a)	13,560	59,528
LHC Group Inc. (a)	2,200	43,824
Lifecell Corp. (a)	7,430	229,736
Luminex Corp. (a)	6,938	120,652
Magellan Health Services Inc. (a)	8,253	373,943
MannKind Corp. (a)	5,055	107,722
Martek Biosciences Corp. (a)	7,037	203,721
Matria Healthcare Inc. (a)	5,178	110,913
Maxygen Inc. (a)	5,179	38,739
Medarex Inc. (a)	29,600	284,456
Medcath Corp. (a)	2,156	40,619
Medical Action Industries Inc. (a)	1,800	39,762
Medicines Co. (a)	12,110	236,750
Medicis Pharmaceutical Corp.	12,135	291,240
Mentor Corp.	8,113	352,915
Merge Technologies Inc. (a)	5,577	68,653
Meridian Bioscience Inc.	4,872	121,556
Merit Medical Systems Inc. (a)	6,797	93,527
Metabasis Therapeutics Inc. (a)	4,100	31,283
MGI Pharma Inc. (a)	17,797	382,635
Molecular Devices Corp. (a)	3,464	105,860
Molina Healthcare Inc. (a)	2,529	96,228
Momenta Pharmaceuticals Inc. (a)	4,511	57,335
Monogram Biosciences Inc. (a)	28,243	55,921
MWI Veterinary Supply Inc. (a)	1,400	51,002
Myogen Inc. (a)	9,552	277,008
Myriad Genetics Inc. (a)	8,570	216,392
Nabi Biopharmaceuticals (a)	15,411	88,459
Nastech Pharmaceutical Co. Inc. (a)	5,743	90,739
National Healthcare Corp.	1,573	70,077
Natus Medical Inc. (a)	4,700	46,483
Nektar Therapeutics (a)	20,699	379,620
Neurocrine Biosciences Inc. (a)	8,738	92,623
Neurometrix Inc. (a)	3,074	93,634
New River Pharmaceuticals Inc. (a)	3,416	97,356
Nighthawk Radiology Holdings Inc. (a)	1,100	19,734
Northfield Laboratories Inc. (a)	6,752	66,777
Northstar Neuroscience Inc. (a)	1,800	18,684
Novavax Inc. (a)	14,900	75,096
Noven Pharmaceuticals Inc. (a)	4,841	86,654

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NPS Pharmaceuticals Inc. (a)	11,621	$56,710
NuVasive Inc. (a)	8,022	146,241
Nuvelo Inc. (a)	11,021	183,500
NxStage Medical Inc. (a)	2,100	18,333
Odyssey HealthCare Inc. (a)	7,813	137,274
Omnicell Inc. (a)	6,300	87,066
Onyx Pharmaceuticals Inc. (a)	8,827	148,558
Option Care Inc.	6,670	79,907
OraSure Technologies Inc. (a)	11,075	105,434
OSI Pharmaceuticals Inc. (a)	12,800	421,888
Owens & Minor Inc.	8,665	247,819
Pain Therapeutics Inc. (a)	8,759	73,138
Palomar Medical Technologies Inc. (a)	4,279	195,251
Panacos Pharmaceuticals Inc. (a)	10,600	58,512
Par Pharmaceutical Cos Inc. (a)	7,521	138,838
Parexel International Corp. (a)	5,967	172,148
Parkway Properties Inc.	3,645	165,847
Penwest Pharmaceutical Co. (a)	5,749	125,501
Per-Se Technologies Inc. (a)	7,815	196,782
Peregrine Pharmaceuticals Inc. (a)	42,900	68,211
Pharmion Corp. (a)	6,471	110,201
Phase Forward Inc. (a)	7,307	84,177
PolyMedica Corp.	5,588	200,944
Pozen Inc. (a)	7,299	51,385
PRA International (a)	3,733	83,134
Progenics Pharmaceuticals Inc. (a)	5,339	128,456
PSS World Medical Inc. (a)	15,833	279,452
Psychiatric Solutions Inc. (a)	12,474	357,505
Quidel Corp. (a)	6,400	60,800
Radiation Therapy Services Inc. (a)	2,642	71,096
Regeneron Pharmaceutical Inc. (a)	9,982	127,969
RehabCare Group Inc. (a)	3,594	62,464
Renovis Inc. (a)	5,370	82,215
Res-Care Inc. (a)	4,588	91,760
Rigel Pharmaceuticals Inc. (a)	5,499	53,505
Salix Pharmaceuticals Ltd. (a)	11,375	139,912
Sangamo BioSciences Inc. (a)	7,400	43,660
Santarus Inc. (a)	11,400	75,810
Savient Pharmaceuticals Inc. (a)	12,578	66,034
Sciele Pharma Inc. (a)	6,379	147,929
Serologicals Corp. (a)	7,899	248,345
SFBC International Inc. (a)	4,895	74,208
Sirna Therapeutics Inc. (a)	8,500	48,450
Sirona Dental Systems Inc.	4,000	158,480
Solexa Inc. (a)	4,800	40,800
Somaxon Pharmaceuticals Inc. (a)	1,500	23,415
SonoSite Inc. (a)	3,969	154,950
Spectranetics Corp. (a)	7,600	81,472
Stereotaxis Inc. (a)	5,835	62,960
STERIS Corp.	14,904	340,705
Sun Healthcare Group Inc. (a)	5,900	51,271
Sunrise Senior Living Inc. (a)	9,864	272,740
SuperGen Inc. (a)	11,834	42,957

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
SurModics Inc. (a)	4,000	$144,440
Symbion Inc. (a)	4,805	99,752
Symmetry Medical Inc. (a)	7,508	115,623
Tanox Inc. (a)	5,339	73,838
Telik Inc. (a)	11,423	188,479
ThermoGenesis Corp. (a)	14,348	59,114
Thoratec Corp. (a)	11,630	161,308
Trimeris Inc. (a)	3,664	42,099
TriPath Imaging Inc. (a)	6,116	40,488
TriZetto Group Inc. (a)	10,772	159,318
United Surgical Partners International Inc. (a)	10,539	316,908
United Therapeutics Corp. (a)	5,305	306,470
Valeant Pharmaceuticals International	20,800	351,936
Varian Inc. (a)	7,435	308,627
Ventana Medical Systems Inc. (a)	6,796	320,635
Viasys Healthcare Inc. (a)	6,734	172,390
ViroPharma Inc. (a)	15,200	131,024
Visicu Inc. (a)	1,300	22,945
VistaCare Inc. Class A (a)	2,671	32,319
Vital Images Inc. (a)	3,490	86,203
Vital Signs Inc.	1,424	70,531
West Pharmaceutical Services Inc.	7,149	259,366
Wright Medical Group Inc. (a)	7,445	155,824
Xenoport Inc. (a)	3,500	63,385
Young Innovations Inc.	989	34,842
Zoll Medical Corp. (a)	2,533	82,981
ZymoGenetics Inc. (a)	8,195	155,459

		35,364,479

Industrials (14.16%)
3D Systems Corp. (a)	2,472	49,662
Aaon Inc.	1,688	43,314
AAR Corp. (a)	8,103	180,130
ABM Industries Inc.	9,335	159,629
ABX Air Inc. (a)	12,011	72,546
ACCO Brands Corp. (a)	9,900	216,810
Accuride Corp. (a)	4,967	61,939
Actuant Corp. Class A	6,150	307,193
Acuity Brands Inc.	10,662	414,858
Administaff Inc.	4,999	179,014
Advisory Board Co. (a)	4,178	200,920
Airtran Holdings Inc. (a)	20,267	301,168
Alaska Air Group Inc. (a)	9,017	355,450
Albany International Corp. Class A	6,551	277,697
Ambassadors International Inc.	1,300	30,225
Amerco Inc. (a)	2,388	240,376
American Commercial Lines Inc. (a)	6,900	415,725
American Ecology Corp.	3,846	101,919
American Railcar Industries Inc.	2,300	76,153
American Reprographics Co. (a)	5,721	207,386
American Science & Engineering Inc. (a)	1,981	114,740

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
American Superconductor Corp. (a)	8,150	$71,965
American Woodmark Corp.	3,270	114,581
Ameron International Corp.	2,152	144,227
Ampco-Pittsburgh Corp.	1,900	54,435
AMREP Corp.	500	27,160
AO Smith Corp.	4,429	205,328
Apogee Enterprises Inc.	7,136	104,899
Applied Industrial Technologies Inc.	9,749	236,998
ARGON ST Inc. (a)	2,563	68,253
Arkansas Best Corp.	5,590	280,674
Asset Acceptance Capital Corp. (a)	4,199	83,140
Astec Industries Inc. (a)	4,214	143,782
ASV Inc. (a)	4,774	109,993
Atlas Air Worldwide Holdings Inc. (a)	4,343	212,981
Aviall Inc. (a)	7,789	370,133
Badger Meter Inc.	2,830	76,410
Baldor Electric Co.	6,997	218,936
Banta Corp.	5,410	250,645
Barnes Group Inc.	7,744	154,493
Barrett Business Services Inc. (a)	1,200	22,020
Basin Water Inc. (a)	2,100	21,042
BE Aerospace Inc. (a)	17,494	399,913
Beacon Roofing Supply Inc. (a)	10,385	228,574
BlueLinx Holdings Inc.	2,335	30,425
Bowne & Co. Inc.	7,365	105,320
Brady Corp.	9,879	363,942
Briggs & Stratton Corp.	11,180	347,810
Bucyrus International Inc. Class A	7,221	364,661
Builders Firstsource Inc. (a)	3,000	61,080
Capstone Turbine Corp. (a)	25,200	57,456
Cascade Corp.	2,662	105,282
Casella Waste Systems Inc. (a)	3,945	51,640
CBIZ Inc. (a)	12,236	90,669
CDI Corp.	3,305	95,845
Celadon Group Inc. (a)	5,600	123,424
Central Parking Corp.	2,961	47,376
Cenveo Inc. (a)	12,571	225,649
Ceradyne Inc. (a)	6,020	297,930
China BAK Battery Inc. (a)	5,500	46,805
CIRCOR International Inc.	3,721	113,453
Clarcor Inc.	11,767	350,539
Clean Harbors Inc. (a)	3,735	150,558
Coinstar Inc. (a)	5,668	135,692
Color Kinetics Inc. (a)	2,947	55,728
Columbus McKinnon Corp. (a)	3,800	82,612
Comfort Systems USA Inc.	8,973	128,224
Commercial Vehicle Group Inc. (a)	4,159	86,008
CompX International Inc.	818	14,642
COMSYS IT Partners Inc. (a)	4,145	62,672
Consolidated Graphics Inc. (a)	2,701	140,614
Cornell Co. Inc. (a)	2,100	32,256
CoStar Group Inc. (a)	3,988	238,602
CRA International Inc. (a)	2,415	109,013

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Cubic Corp.	3,065	$60,105
Curtiss-Wright Corp.	10,528	325,105
Deluxe Corp.	11,200	195,776
DeVry Inc. (a)	13,859	304,482
DHB Industries Inc. (a) (b)	5,546	2,163
DiamondCluster International Inc. (a)	6,359	50,363
Dollar Thrifty Automotive Group Inc. (a)	5,712	257,440
DXP Enterprises Inc. (a)	600	18,642
Dycom Industries Inc. (a)	8,933	190,184
Dynamex Inc. (a)	3,104	67,698
Dynamic Materials Corp.	2,854	96,265
DynCorp International Inc. (a)	5,000	51,900
EDO Corp.	4,564	111,088
EGL Inc. (a)	7,081	355,466
Electro Rent Corp. (a)	3,606	57,768
ElkCorp	4,211	116,939
EMCOR Group Inc. (a)	7,306	355,583
Encore Wire Corp. (a)	5,095	183,114
Energy Conversion Devices Inc. (a)	8,714	317,451
EnerSys (a)	10,023	209,481
ENGlobal Corp. (a)	3,100	24,149
Ennis Inc.	6,632	130,518
EnPro Industries Inc. (a)	4,648	156,173
ESCO Technologies Inc. (a)	5,610	299,855
Essex Corp. (a)	4,732	87,163
Esterline Technologies Corp. (a)	5,548	230,741
Evergreen Solar Inc. (a)	14,770	191,715
Exponent Inc. (a)	3,126	52,829
ExpressJet Holdings Inc. (a)	11,911	82,305
Federal Signal Corp.	10,434	157,971
First Advantage Corp. Class A (a)	2,001	46,543
First Consulting Group Inc. (a)	5,600	49,504
Flanders Corp. (a)	3,643	36,539
Florida East Coast Industries Inc.	8,266	432,560
Flow International Corp. (a)	8,400	118,188
Forward Air Corp.	7,508	305,801
Franklin Electric Co. Inc.	5,398	278,753
Freightcar America Inc.	2,960	164,310
Frontier Airlines Holdings Inc. (a)	10,126	73,008
FTI Consulting Inc. (a)	8,962	239,913
FuelCell Energy Inc. (a)	11,510	110,266
G&K Services Inc. Class A	4,280	146,804
Gehl Co. (a)	2,679	68,395
GenCorp Inc. (a)	11,826	189,571
General Cable Corp. (a)	11,422	399,770
Genesee & Wyoming Inc. (a)	7,988	283,334
Genlyte Group Inc. (a)	5,944	430,524
Geo Group Inc. (a)	3,160	110,758
Global Cash Access Inc. (a)	7,100	110,973
Goodman Global Inc. (a)	4,800	72,864
GrafTech International Ltd. (a)	20,027	116,157
Granite Construction Inc.	8,205	371,440
Greenbrier Companies Inc.	2,807	91,901

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Griffon Corp. (a)	6,097	$159,132
H&E Equipment Services Inc. (a)	2,900	85,405
Healthcare Services Group Inc.	6,994	146,524
Heartland Express Inc.	13,126	234,824
Heico Corp.	4,678	132,621
Heidrick & Struggles International Inc. (a)	4,512	152,686
Herley Industries Inc. (a)	5,180	58,068
Herman Miller Inc.	26,002	670,072
Hexcel Corp. (a)	20,774	326,360
Horizon Lines Inc.	2,400	38,448
Hub Group Inc. (a)	8,374	205,414
Hudson Highland Group Inc. (a)	6,446	69,552
Huron Consulting Group Inc. (a)	3,736	131,096
ICT Group Inc. (a)	1,300	31,889
IHS Inc. (a)	5,000	148,150
II-VI Inc. (a)	4,798	87,803
IKON Office Solutions Inc.	26,089	328,721
Infrasource Services Inc. (a)	5,704	103,870
Innovative Solutions & Support Inc. (a)	2,716	38,187
Insituform Technologies Inc. (a)	6,256	143,200
Insteel Industries Inc.	3,300	79,860
Integrated Electrical Services Inc. (a)	2,800	48,916
Interline Brands Inc. (a)	5,839	136,516
Interpool Inc.	2,254	50,084
Ionatron Inc. (a)	5,295	33,623
Jackson Hewitt Tax Service Inc.	7,692	241,144
Jacuzzi Brands Inc. (a)	16,790	147,752
Jetblue Airways Corp. (a)	39,100	474,674
John H Harland Co.	6,490	282,315
K&F Industries Holdings Inc. (a)	3,800	67,374
Kadant Inc. (a)	3,558	81,834
Kaman Corp.	5,646	102,757
Kaydon Corp.	6,832	254,902
Kelly Services Inc. Class A	4,016	109,115
Kenexa Corp. (a)	3,400	108,290
Kforce Inc. (a)	7,126	110,382
Knight Transportation Inc.	12,496	252,419
Knoll Inc.	7,044	129,328
Korn/Ferry International (a)	9,233	180,874
L.B. Foster Co. (a)	2,600	63,102
Labor Ready Inc. (a)	12,110	274,292
Ladish Co. Inc. (a)	3,400	127,398
Lamson & Sessions Co. (a)	3,400	96,424
Lawson Products Inc.	881	34,729
Layne Christensen Co. (a)	3,026	85,787
LECG Corp. (a)	5,128	94,714
Lindsay Manufacturing Co.	2,998	81,306
LSI Industries Inc.	5,590	94,974
M & F Worldwide Corp. (a)	2,264	36,450
Marten Transport Ltd. (a)	4,159	90,417
MasTec Inc. (a)	8,681	114,676

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
McGrath Rentcorp	4,740	$131,819
Medis Technologies Ltd. (a)	4,594	93,166
Mercury Computer Systems Inc. (a)	5,670	87,261
Mesa Air Group Inc. (a)	8,385	82,592
Middleby Corp. (a)	1,617	139,968
Miller Industries Inc. (a)	2,500	51,750
Mine Safety Appliances Co.	6,718	270,064
Mobile Mini Inc. (a)	8,694	254,386
Moog Inc. (a)	8,043	275,232
MTC Technologies Inc. (a)	2,214	52,317
Mueller Industries Inc.	8,711	287,724
Mueller Water Products Inc. (a)	6,400	111,424
NACCO Industries Inc.	1,236	169,839
Navigant Consulting Inc. (a)	10,148	229,852
Navistar International Corp. (a)	13,800	339,618
NCI Building Systems Inc. (a)	4,732	251,600
NCO Group Inc. (a)	8,013	211,864
Nordson Corp.	6,972	342,883
Nuco2 Inc. (a)	3,961	95,222
Old Dominion Freight Line Inc. (a)	6,575	247,154
On Assignment Inc. (a)	5,300	48,707
Orbital Sciences Corp. (a)	11,766	189,903
P.A.M. Transportation Services Inc. (a)	1,300	37,557
Pacer International Inc.	8,905	290,125
Patriot Transportation Holding Inc. (a)	200	17,356
PeopleSupport Inc. (a)	4,700	63,262
Perini Corp. (a)	5,418	121,905
PGT Inc. (a)	4,100	64,780
PHH Corp. (a)	11,802	325,027
PICO Holdings Inc. (a)	1,747	56,341
Pike Electric Corp. (a)	3,800	73,188
Plug Power Inc. (a)	15,883	74,174
Portfolio Recovery Associates Inc. (a)	3,983	182,023
Powell Industries Inc. (a)	1,335	31,947
Power-One Inc. (a)	16,208	106,973
PW Eagle Inc.	2,600	78,624
Quality Distribution Inc. (a)	1,600	21,248
RailAmerica Inc. (a)	7,536	78,827
Raven Industries Inc.	4,192	132,048
RBC Bearings Inc. (a)	5,100	115,770
Regal-Beloit Corp.	6,722	296,776
Republic Airways Holdings Inc. (a)	7,032	119,685
Resources Connection Inc. (a)	11,583	289,807
Robbins & Myers Inc.	3,329	87,020
Rollins Inc.	5,995	117,742
Rush Enterprises Inc. Class A (a)	5,712	103,787
Schawk Inc.	3,882	67,935
School Specialty Inc. (a)	5,564	177,213
SCS Transportation Inc. (a)	3,635	100,072
Sequa Corp. (a)	1,571	128,037
Simpson Manufacturing Co. Inc.	8,757	315,690
SIRVA Inc. (a)	10,503	67,954
Sitel Corp. (a)	11,900	46,648

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Skywest Inc.	14,921	$370,041
Sourcecorp (a)	4,344	107,688
Spherion Corp. (a)	13,893	126,704
Standard Parking Corp. (a)	900	24,372
Standard Register Co.	3,596	42,613
Standex International Corp.	2,827	85,799
Sterling Construction Co. Inc. (a)	2,200	60,720
Superior Essex Inc. (a)	5,149	154,110
Synagro Technologies Inc.	11,900	46,767
TAL International Group Inc. (a)	3,400	81,940
Taleo Corp. (a)	2,600	30,654
Taser International Inc. (a)	14,892	117,796
Team Inc. (a)	1,800	45,090
Tecumseh Products Co. (a)	4,237	81,350
Teledyne Technologies Inc. (a)	8,059	264,013
TeleTech Holdings Inc. (a)	7,505	95,013
Tennant Co.	1,888	94,929
Tetra Tech Inc. (a)	12,551	222,655
The Gormann-Rupp Co.	1,784	47,454
The Providence Service Corp. (a)	3,099	84,386
Titan International Inc.	4,478	83,783
TransDigm Group Inc. (a)	2,154	51,588
Tredegar Corp.	8,099	128,126
Trex Co. Inc. (a)	2,934	75,961
Triumph Group Inc. (a)	3,882	186,336
TurboChef Technologies Inc. (a)	2,930	32,582
UAP Holding Corp.	12,121	264,359
United Industrial Corp.	2,265	102,491
United Stationers Inc. (a)	7,554	372,563
Universal Forest Products Inc.	4,010	251,547
Universal Truckload Services Inc. (a)	1,100	37,543
US Xpress Enterprises Inc. Class A (a)	2,374	64,145
USA Truck Inc. (a)	2,206	39,311
Valmont Industries Inc.	3,832	178,150
Viad Corp.	5,162	161,571
Vicor Corp.	3,808	63,099
Volt Information Sciences Inc. (a)	2,069	96,415
Wabash National Corp.	6,751	103,695
Wabtec Corp.	11,441	427,893
Washington Group International Inc. (a)	6,872	366,553
Waste Connections Inc. (a)	10,160	369,824
Waste Industries USA Inc.	1,400	31,752
Waste Services Inc. (a)	5,657	50,856
Watsco Inc.	6,199	370,824
Watson Wyatt Worldwide Inc.	10,033	352,560
Watts Water Technologies Inc.	5,524	185,330
Werner Enterprises Inc.	12,426	251,875
Williams Scotsman International Inc. (a)	7,200	157,248
Woodward Governor Co.	6,455	196,942

		43,083,022

	Shares	Value
Common Stocks (Cont.)
Information Technology (17.93%)
24/7 Real Media Inc. (a)	11,100	$97,458
3Com Corp. (a)	91,971	470,892
Access Integrated Technologies Inc. (a)	2,500	24,525
Actel Corp. (a)	6,637	95,241
Actuate Corp. (a)	11,600	46,864
Adaptec Inc. (a)	27,524	119,454
ADE Corp. (a)	2,796	90,842
Adtran Inc.	16,052	360,046
Advanced Analogic Technologies Inc. (a)	7,700	80,696
Advanced Digital Information Corp. (a)	14,786	174,031
Advanced Energy Industries Inc. (a)	7,533	99,737
Advent Software Inc. (a)	5,205	187,744
Aeroflex Inc. (a)	18,709	218,334
Agile Software Corp. (a)	14,523	92,076
Agilysys Inc.	7,360	132,480
Altiris Inc. (a)	5,210	93,988
AMIS Holdings Inc. (a)	8,950	89,500
Amkor Technology Inc. (a)	22,764	215,347
ANADIGICS Inc. (a)	11,500	77,280
Anaren Inc. (a)	4,446	91,099
Andrew Corp. (a)	35,600	315,416
Anixter International Inc. (a)	7,196	341,522
Ansoft Corp. (a)	4,084	83,640
Ansys Inc. (a)	7,772	371,657
Applied Films Corp. (a)	3,845	109,544
Applied Micro Circuits Corp. (a)	67,450	184,139
aQuantive Inc. (a)	17,039	431,598
Ariba Inc. (a)	16,294	134,100
Arris Group Inc. (a)	24,893	326,596
Art Technology Group Inc. (a)	26,800	79,864
Aspen Technology Inc. (a)	10,820	141,958
Asyst Technologies Inc. (a)	12,175	91,678
Atheros Communications (a)	11,523	218,476
ATMI Inc. (a)	9,288	228,671
Avanex Corp. (a)	39,600	69,696
Avid Technology Inc. (a)	9,400	313,302
Avocent Corp. (a)	11,474	301,193
Axcelis Technologies Inc. (a)	25,786	152,137
Bankrate Inc. (a)	2,583	97,534
BearingPoint Inc. (a)	41,522	347,539
Bel Fuse Inc.	2,770	90,884
Belden CDT Inc.	10,131	334,830
Benchmark Electronics Inc. (a)	13,977	337,125
Black Box Corp.	4,455	170,760
Blackbaud Inc.	9,511	215,900
Blackboard Inc. (a)	6,591	190,875
Blue Coat Systems Inc. (a)	3,339	56,296
Bookham Inc. (a)	14,500	48,720
Borland Software Corp. (a)	20,801	109,829
Bottomline Technologies Inc. (a)	4,431	36,068
Brightpoint Inc. (a)	11,161	151,008
Brocade Communications Systems Inc. (a)	63,755	391,456

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Brooks Automation Inc. (a)	17,749	$209,438
C-COR Inc. (a)	9,769	75,417
Cabot Microelectronics Corp. (a)	5,861	177,647
CACI International Inc. (a)	6,800	396,644
CalAmp Corp. (a)	4,700	41,783
Carrier Access Corp.	4,100	33,907
Cass Information Systems Inc.	700	34,083
Checkpoint Systems Inc. (a)	8,609	191,206
Chordiant Software Inc. (a)	16,400	49,692
Ciber Inc. (a)	10,743	70,796
Cirrus Logic Inc. (a)	19,097	155,450
Click Commerce Inc. (a)	2,703	53,330
CMGI Inc. (a)	114,956	139,097
CNET Networks Inc. (a)	33,483	267,194
Cogent Inc. (a)	9,471	142,728
Cognex Corp.	10,461	272,300
Coherent Inc. (a)	7,450	251,289
Cohu Inc.	6,008	105,440
CommScope Inc. (a)	12,929	406,229
Comtech Group Inc. (a)	3,800	42,294
Comtech Telecommunications Corp. (a)	5,497	160,897
Concur Technologies Inc. (a)	7,797	120,620
Conexant Systems Inc. (a)	111,660	279,150
Convera Corp. (a)	5,800	38,976
Covansys Corp. (a)	6,236	78,387
CPI International Inc. (a)	1,100	15,950
Credence Systems Corp. (a)	23,441	82,044
CSG Systems International Inc. (a)	11,365	281,170
CTS Corp.	7,641	113,775
CyberSource Corp. (a)	6,329	74,049
Cymer Inc. (a)	8,576	398,441
Daktronics Inc.	9,152	264,218
DealerTrack Holdings Inc. (a)	2,100	46,431
Digi International Inc. (a)	4,548	56,986
Digital Insight Corp. (a)	8,190	280,835
Digital River Inc. (a)	8,711	351,837
Digitas Inc. (a)	21,974	255,338
Diodes Inc. (a)	4,593	190,334
Ditech Networks Inc. (a)	8,077	70,431
DSP Group Inc. (a)	6,224	154,666
DTS Inc. (a)	3,884	75,660
Eagle Test Systems Inc. (a)	2,100	29,442
Earthlink Inc. (a)	29,232	253,149
Echelon Corp. (a)	5,844	43,772
eCollege.com Inc. (a)	4,427	93,587
eFunds Corp. (a)	9,897	218,229
Electro Scientific Industries Inc. (a)	6,738	121,217
Electronics for Imaging Inc. (a)	13,908	290,399
Emcore Corp. (a)	10,381	99,658
EMS Technologies Inc. (a)	3,000	53,910
Emulex Corp. (a)	18,788	305,681
Entegris Inc. (a)	31,793	302,987
Epicor Software Corp. (a)	11,314	119,136

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
EPIQ Systems Inc. (a)	3,860	$64,230
Equinix Inc. (a)	6,357	348,745
Euronet Worldwide Inc. (a)	8,181	313,905
Exar Corp. (a)	8,467	112,357
Excel Technology Inc. (a)	2,546	76,176
Extreme Networks Inc. (a)	24,764	103,018
FalconStor Software Inc. (a)	6,416	44,720
Fargo Electronics Inc. (a)	3,467	88,027
FEI Co. (a)	5,786	131,227
FileNet Corp. (a)	9,673	260,494
Finisar Corp. (a)	50,575	165,380
Flir Systems Inc. (a)	15,400	352,660
Formfactor Inc. (a)	10,269	458,306
Forrester Research Inc. (a)	3,052	85,395
Foundry Networks Inc. (a)	32,654	348,092
Gartner Inc. (a)	12,451	176,804
Gateway Inc. (a)	61,895	117,601
Genesis Microchip Inc. (a)	8,307	96,029
Gerber Scientific Inc. (a)	4,500	58,545
Gevity HR Inc.	6,578	174,646
Global Imaging Systems Inc. (a)	5,626	232,241
Harmonic Inc. (a)	14,854	66,546
Heartland Payment Systems Inc. (a)	2,800	78,064
Hittite Microwave Corp. (a)	2,700	97,632
Hutchinson Technology Inc. (a)	6,528	141,201
Hypercom Corp. (a)	10,941	102,298
Hyperion Solutions Corp. (a)	13,200	364,320
I.D. Systems Inc. (a)	2,900	51,417
i2 Technologies Inc. (a)	3,600	45,612
Identix Inc.	21,225	148,363
iGate Corp. (a)	6,126	39,145
Ikanos Communications (a)	4,200	63,798
Imation Corp.	7,759	318,507
Infocrossing Inc. (a)	4,111	47,482
Informatica Corp. (a)	18,808	247,513
Infospace Inc. (a)	7,635	173,085
InfoUSA Inc.	6,625	68,304
Integral Systems Inc.	1,983	53,204
Inter-Tel Inc.	4,985	104,984
InterDigital Communications Corp. (a)	12,730	444,404
Intergraph Corp. (a)	7,136	224,713
Intermec Inc. (a)	11,247	258,006
Internap Network Services Corp. (a)	65,900	69,195
International DisplayWorks Inc. (a)	12,450	64,740
Internet Capital Group Inc. (a)	10,321	92,889
Internet Security Systems Inc. (a)	8,756	165,051
InterVoice Inc. (a)	9,677	68,900
Interwoven Inc. (a)	8,361	71,737
Intevac Inc. (a)	5,032	109,094
iPass Inc. (a)	15,928	89,197
Itron Inc. (a)	5,709	338,315
Ixia (a)	9,203	82,827
IXYS Corp. (a)	5,114	49,094

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
j2 Global Communications Inc. (a)	11,016	$343,920
Jack Henry & Associates Inc.	18,296	359,699
JDA Software Group Inc. (a)	5,832	81,823
Jupitermedia Corp. (a)	5,362	69,706
Kanbay International Inc. (a)	7,080	102,943
Keane Inc. (a)	10,500	131,250
Kemet Corp. (a)	20,796	191,739
Komag Inc. (a)	6,761	312,223
Kopin Corp. (a)	18,601	67,150
Kronos Inc. (a)	7,573	274,218
Kulicke & Soffa Industries Inc. (a)	13,528	100,243
Landauer Inc.	1,980	94,842
Lattice Semiconductor Corp. (a)	28,293	174,851
Lawson Software Inc. (a)	28,984	194,193
Lightbridge Inc. (a)	6,750	87,413
Lionbridge Technologies Inc. (a)	14,692	81,247
Liquidity Services Inc. (a)	2,200	34,254
Littelfuse Inc. (a)	5,437	186,924
LoJack Corp. (a)	4,914	92,678
Loral Space & Communications Inc. (a)	2,300	65,228
LTX Corp. (a)	15,869	111,242
Macrovision Corp. (a)	11,354	244,338
Magma Design Automation Inc. (a)	7,069	51,957
Manhattan Associates Inc. (a)	6,305	127,928
ManTech International Corp. (a)	3,737	115,324
Mapinfo Corp. (a)	4,141	54,040
Marchex Inc. Class B (a)	4,972	81,690
Mattson Technology Inc. (a)	12,652	123,610
MAXIMUS Inc.	4,313	99,846
Maxwell Technologies Inc. (a)	3,700	72,631
McDATA Corp. (a)	38,833	158,439
Measurement Specialties Inc. (a)	2,800	62,356
Mentor Graphics Corp. (a)	17,826	231,382
Methode Electronics Inc.	7,267	76,376
Metrologic Instruments Inc. (a)	3,408	51,154
Micrel Inc. (a)	15,495	155,105
Micros Systems Inc. (a)	9,308	406,573
Microsemi Corp. (a)	16,516	402,660
MicroStrategy Inc. (a)	2,325	226,734
Microtune Inc. (a)	12,977	81,236
Midway Games Inc. (a)	7,523	60,861
Mindspeed Technologies Inc. (a)	23,200	55,912
MIPS Technologies Inc. (a)	10,820	65,677
MKS Instruments Inc. (a)	7,878	158,505
Mobility Electronics Inc. (a)	7,104	51,575
Monolithic Power Systems Inc. (a)	4,425	52,348
MoSys Inc. (a)	4,500	35,190
Move Inc. (a)	24,008	131,564
MPS Group Inc. (a)	24,525	369,347
MRO Software Inc. (a)	4,898	98,303
MRV Communications Inc. (a)	32,288	100,416
MTS Systems Corp.	4,457	176,096
Multi-Fineline Electronix Inc. (a)	1,634	54,232

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Neoware Inc. (a)	4,200	$51,618
Ness Technologies Inc. (a)	5,605	60,254
Net 1 UEPS Technologies Inc. (a)	10,800	295,380
Netgear Inc. (a)	7,348	159,084
Netlogic Microsystems Inc. (a)	3,444	111,069
Netratings Inc. (a)	2,796	38,836
NetScout Systems Inc. (a)	4,807	42,878
Newport Corp. (a)	8,918	143,758
Nextest Systems Corp. (a)	1,100	17,831
NIC Inc. (a)	6,806	49,207
Novatel Wireless Inc. (a)	7,780	80,756
Nuance Communications Inc. (a)	28,640	288,118
Omnivision Technologies Inc. (a)	11,680	246,682
ON Semiconductor Corp. (a)	36,037	211,898
Online Resources Corp. (a)	5,918	61,192
Open Solutions Inc. (a)	5,328	141,778
Openwave Systems Inc. (a)	20,852	240,632
Oplink Communications Inc. (a)	4,211	77,103
OPNET Technologies Inc. (a)	2,500	32,400
Opsware Inc. (a)	17,960	147,990
OSI Systems Inc. (a)	3,165	56,242
OYO Geospace Corp. (a)	1,000	57,110
Packeteer Inc. (a)	8,494	96,322
Palm Inc. (a)	20,676	332,884
Parametric Technology Corp. (a)	26,094	331,655
Park Electrochemical Corp.	4,388	112,991
ParkerVision Inc. (a)	3,800	34,580
Paxar Corp. (a)	8,754	180,070
PDF Solutions Inc. (a)	3,699	45,905
Pegasus Wireless Corp. (a)	11,900	106,386
Pegasystems Inc.	2,200	14,124
Perficient Inc. (a)	4,500	55,620
Pericom Semiconductor Corp. (a)	5,309	44,065
Perot Systems Corp. (a)	19,915	288,369
Photon Dynamics Inc. (a)	3,999	50,068
Photronics Inc. (a)	8,772	129,826
Plantronics Inc.	10,738	238,491
Plexus Corp. (a)	10,533	360,334
PLX Technology Inc. (a)	6,211	75,898
Polycom Inc. (a)	20,423	447,672
PortalPlayer Inc. (a)	6,102	59,861
Power Integrations Inc. (a)	7,753	135,522
Powerwave Technologies Inc. (a)	24,936	227,416
Presstek Inc. (a)	5,962	55,506
Progress Software Corp. (a)	9,835	230,237
QAD Inc.	2,454	19,019
Quality Systems Inc. (a)	3,568	131,374
Quantum Corp. (a)	40,640	106,477
Quest Software Inc. (a)	15,798	221,804
Rackable Systems Inc. (a)	6,200	244,838
Radiant Systems Inc. (a)	6,614	69,910
Radisys Corp. (a)	5,229	114,829
Radyne Corp. (a)	4,600	52,348

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
RAE Systems Inc. (a)	10,100	$40,400
RealNetworks Inc. (a)	25,179	269,415
Redback Networks Inc. (a)	12,380	227,049
Renaissance Learning Inc.	1,792	24,282
RF Micro Devices Inc. (a)	44,020	262,799
RightNow Technologies Inc. (a)	3,094	51,608
Rofin-Sinar Technologies Inc. (a)	3,667	210,743
Rogers Corp. (a)	3,765	212,120
RSA Security Inc. (a)	16,783	456,330
Rudolph Technologies Inc. (a)	5,617	81,447
S1 Corp. (a)	14,144	67,891
Safeguard Scientifics Inc. (a)	25,000	54,000
SafeNet Inc. (a)	6,298	111,601
Sapient Corp. (a)	19,608	103,922
SAVVIS Inc. (a)	2,100	62,181
Scansource Inc. (a)	5,852	171,581
Secure Computing Corp. (a)	10,808	92,949
Semitool Inc. (a)	5,645	50,918
Semtech Corp. (a)	17,322	250,303
SI International Inc. (a)	2,681	82,199
Sigma Designs Inc. (a)	5,800	54,694
Silicon Image Inc. (a)	17,873	192,671
Silicon Storage Technology Inc. (a)	19,284	78,293
Sirenza Microdevices Inc. (a)	6,100	74,054
SiRF Technology Holdings Inc. (a)	11,538	371,754
Skyworks Solutions Inc. (a)	35,467	195,423
Smith Micro Software Inc. (a)	4,900	78,498
Sohu.com Inc. (a)	5,404	139,369
Sonic Solutions (a)	6,309	104,099
SonicWALL Inc. (a)	15,466	139,039
Sonus Networks Inc. (a)	57,306	283,665
SPSS Inc. (a)	4,658	149,708
SRA International Inc. (a)	8,400	223,692
SSA Global Technologies Inc. (a)	1,865	36,144
Standard Microsystems Corp. (a)	5,432	118,581
Startek Inc.	3,107	46,450
Stellent Inc.	5,895	56,297
Stratasys Inc. (a)	2,607	76,802
Stratex Networks Inc. (a)	23,000	77,970
SunPower Corp. Class A (a)	2,500	70,050
Supertex Inc. (a)	2,980	119,021
Sybase Inc. (a)	24,412	473,593
Sycamore Networks Inc. (a)	44,474	180,564
Sykes Enterprises Inc. (a)	6,269	101,307
Symmetricom Inc. (a)	11,346	80,216
Synaptics Inc. (a)	5,516	118,042
SYNNEX Corp. (a)	2,405	45,599
Syntel Inc.	1,605	32,838
Take-Two Interactive Software Inc. (a)	15,800	170,956
Talx Corp.	7,033	153,812
Technitrol Inc.	9,280	214,832
Tekelec (a)	12,137	149,892
Terremark Worldwide Inc. (a)	7,158	25,769

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Tessera Technologies Inc. (a)	9,872	$271,480
The BISYS Group Inc. (a)	33,019	452,360
The Knot Inc. (a)	3,600	75,348
TheStreet.com Inc.	4,700	60,254
THQ Inc. (a)	14,109	304,754
TIBCO Software Inc. (a)	49,720	350,526
TNS Inc. (a)	5,205	107,691
Transaction Systems Architects Inc. (a)	8,716	363,370
Transmeta Corp. (a)	47,100	77,244
TranSwitch Corp. (a)	34,406	72,597
Travelzoo Inc. (a)	834	25,304
Trident Microsystems Inc. (a)	12,684	240,742
Triquint Semiconductor Inc. (a)	35,109	156,586
TTM Technologies Inc. (a)	9,960	144,121
Tyler Technologies Inc. (a)	7,590	85,008
Ulticom Inc. (a)	2,478	25,945
Ultimate Software Group Inc. (a)	5,833	111,760
Ultratech Inc. (a)	5,479	86,240
United Online Inc.	15,237	182,844
Universal Display Corp. (a)	5,433	72,313
UTStarcom Inc. (a)	26,743	208,328
VA Software Corp. (a)	15,400	59,752
ValueClick Inc. (a)	22,840	350,594
Varian Semiconductor Equipment Associates Inc. (a)	12,776	416,625
VASCO Data Security International Inc. (a)	7,102	59,302
Veeco Instruments Inc. (a)	6,602	157,392
Verint Systems Inc. (a)	3,095	90,343
ViaSat Inc. (a)	4,764	122,340
Vignette Corp. (a)	6,730	98,123
Viisage Technology Inc. (a)	4,708	71,373
Virage Logic Corp. (a)	2,798	26,273
Volterra Semiconductor Corp. (a)	4,721	72,042
WebEx Communications Inc. (a)	9,386	333,578
webMethods Inc. (a)	13,945	137,637
Websense Inc. (a)	10,502	215,711
WebSideStory Inc. (a)	4,433	54,083
Wind River Systems Inc. (a)	16,954	150,891
Witness Systems Inc. (a)	6,984	140,867
Wright Express Corp. (a)	8,583	246,675
X-Rite Inc.	4,166	45,784
Zhone Technologies Inc. (a)	29,188	59,544
Zoran Corp. (a)	10,694	260,292
Zygo Corp. (a)	4,500	73,755

		54,569,837

Materials (4.40%)
A. Schulman Inc.	7,060	161,603
AEP Industries Inc. (a)	1,400	46,788
AK Steel Holding Corp. (a)	24,059	332,736
Aleris International Inc. (a)	6,882	315,540

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
AM Castle & Co.	2,189	$70,595
AMCOL International Corp.	5,444	143,449
American Vanguard Corp.	3,613	55,929
AptarGroup Inc.	8,400	416,724
Arch Chemicals Inc.	5,382	194,021
Balchem Corp.	2,395	53,888
Bowater Inc.	12,275	279,256
Brush Engineered Materials Inc. (a)	5,152	107,419
Buckeye Technologies Inc. (a)	6,374	48,697
Calgon Carbon Corp.	6,752	41,120
Cambrex Corp.	6,081	126,667
Caraustar Industries Inc. (a)	6,104	54,936
Century Aluminum Co. (a)	5,383	192,119
CF Industries Holdings Inc.	11,800	168,268
Chaparral Steel Co. (a)	5,230	376,665
Chesapeake Corp.	4,594	75,388
Cleveland-Cliffs Inc.	5,093	403,824
Coeur d’Alene Mines Corp. (a)	61,075	293,771
Compass Minerals International Inc.	7,250	180,887
Deltic Timber Corp.	2,230	125,705
Ferro Corp.	9,740	155,450
Georgia Gulf Corp.	7,311	182,921
Gibraltar Industries Inc.	5,382	156,078
Glatfelter	10,596	168,159
Graphic Packaging Corp. (a)	14,160	53,666
Greif Inc.	3,896	292,044
HB Fuller Co.	6,507	283,510
Headwaters Inc. (a)	9,401	240,290
Hecla Mining Co. (a)	25,991	136,453
Hercules Inc. (a)	26,691	407,305
Innospec Inc.	3,106	78,955
Koppers Holdings Inc.	2,700	53,973
Kronos Worldwide Inc.	710	20,768
Longview Fibre Co.	10,778	205,752
MacDermid Inc.	6,598	190,022
Mercer International Inc.-SBI (a)	5,644	48,990
Metal Management Inc.	5,894	180,474
Minerals Technologies Inc.	4,309	224,068
Myers Industries Inc.	5,345	91,881
Neenah Paper Inc.	4,084	124,358
NewMarket Corp.	3,793	186,085
NL Industries Inc.	1,843	19,812
NN Inc.	3,390	41,867
Olin Corp.	17,308	310,332
Olympic Steel Inc.	2,100	74,319
OM Group Inc. (a)	6,469	199,569
Omnova Solutions Inc. (a)	8,300	47,144
Oregon Steel Mills Inc. (a)	8,183	414,551
Pioneer Companies Inc. (a)	2,914	79,494
PolyOne Corp. (a)	20,248	177,777
Potlatch Corp.	9,234	348,584
Quanex Corp.	8,441	363,554
Rock-Tenn Co.	6,618	105,557

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Rockwood Holdings Inc. (a)	8,574	$197,288
Royal Gold Inc.	4,431	123,270
RTI International Metals Inc. (a)	5,079	283,611
Ryerson Inc.	5,736	154,872
Schnitzer Steel Industries Inc.	5,184	183,928
Schweitzer-Mauduit International Inc.	3,630	78,590
Senomyx Inc. (a)	6,360	91,775
Sensient Technology Corp.	10,544	220,475
Silgan Holdings Inc.	5,086	188,233
Spartech Corp.	7,304	165,070
Steel Technologies Inc.	3,207	62,344
Stepan Co.	1,151	36,349
Stillwater Mining Co. (a)	8,499	107,767
Symyx Technologies Inc. (a)	7,369	177,961
Terra Industries Inc. (a)	20,679	131,725
Texas Industries Inc.	5,150	273,465
Tronox Inc. Class B	8,900	117,213
US Concrete Inc. (a)	8,300	91,715
Wausau Paper Corp.	9,226	114,864
Wheeling-Pittsburgh Corp. (a)	2,527	50,262
Worthington Industries Inc.	17,167	359,649
WR Grace & Co. (a)	14,376	168,199
Zoltek Companies Inc. (a)	3,205	95,797

		13,404,179

Telecommunication Services (1.33%)
@Road Inc. (a)	12,940	71,429
Alaska Communications Systems Group Inc.	8,779	111,054
Atlantic Tele-Network Inc.	900	18,747
Broadwing Corp. (a)	16,912	175,039
Cbeyond Communications Inc. (a)	3,500	76,335
Centennial Communications Corp. (a)	4,528	23,546
Cincinnati Bell Inc. (a)	59,285	243,068
Cogent Communications Group Inc. (a)	5,200	48,724
Commonwealth Telephone Enterprises Inc.	5,344	177,207
Consolidated Communications Holdings Inc.	4,800	79,824
Covad Communications Group Inc. (a)	65,000	130,650
CT Communications Inc.	4,775	109,204
Dobson Communications Corp. (a)	33,592	259,666
Eschelon Telecom Inc. (a)	1,700	26,299
FairPoint Communications Inc.	6,340	91,296
First Avenue Networks Inc. (a)	12,800	139,264
General Communication Inc. Class A (a)	11,382	140,226
Golden Telecom Inc.	4,624	117,218
IDT Corp. Class B (a)	12,063	166,349
InPhonic Inc. (a)	5,205	32,792
Iowa Telecommunications Service Inc.	6,997	132,383
iPCS Inc. (a)	4,000	193,200
North Pittsburgh Systems Inc.	3,085	85,023

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
NTELOS Holdings Corp. (a)	3,900	$56,355
Premiere Global Services Inc. (a)	14,540	109,777
Price Communications Corp. (a)	9,620	163,059
Shenandoah Telecommunications Co.	1,546	72,662
SureWest Communications	3,362	64,954
Syniverse Holdings Inc. (a)	4,990	73,353
Talk America Holdings Inc. (a)	5,605	34,695
Time Warner Telecom Inc. (a)	17,316	257,143
Ubiquitel Inc. (a)	18,908	195,509
USA Mobility Inc. (a)	6,549	108,713
Valor Communications Group Inc.	14,508	166,117
Vonage Holdings Corp. (a)	6,200	53,258
Wireless Facilities Inc. (a)	15,596	42,889

		4,047,027

Utilities (2.68%)
Allete Inc.	6,186	292,907
American States Water Co.	4,178	148,946
Aquila Inc. (a)	82,644	347,931
Avista Corp.	11,006	251,267
Black Hills Corp.	7,032	241,409
California Water Service Group	3,904	139,529
Cascade Natural Gas Corp.	2,369	49,962
CH Energy Group Inc.	3,926	188,448
Cleco Corp.	11,384	264,678
Duquesne Light Holdings Inc.	17,019	279,792
El Paso Electric Co. (a)	10,232	206,277
Empire District Electric Co.	7,130	146,521
EnergySouth Inc.	1,212	37,851
Idacorp Inc.	10,555	361,931
ITC Holdings Corp.	2,800	74,424
Laclede Group Inc.	4,688	161,080
MGE Energy Inc.	4,159	129,553
New Jersey Resources Corp.	6,540	305,941
Nicor Inc.	10,324	428,446
Northwest Natural Gas Co.	5,773	213,774
NorthWestern Corp.	8,623	296,200
Ormat Technologies Inc.	1,600	61,040
Otter Tail Corp.	5,966	163,051
Peoples Energy Corp.	8,649	310,586
Piedmont Natural Gas Co. Inc.	16,800	408,240
PNM Resources Inc.	19,898	496,654
Portland General Electric Co.	6,700	167,299
SJW Corp.	3,348	85,207
South Jersey Industries Inc.	6,450	176,665
Southwest Gas Corp.	9,424	295,348
Southwest Water Co.	6,615	79,181
UIL Holdings Corp.	3,755	211,369
Unisource Energy Corp.	7,811	243,313
Westar Energy Inc.	25,586	538,585

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
WGL Holdings Inc.	11,900	$344,505

		8,147,911

Total Common Stocks
(cost $246,648,224)		292,226,529

Short-term Investments (2.75%)
JPMorgan Treasury Plus Money Market Fund	$7,813,024	7,813,024
U.S. Treasury Bills, (c)
4.658%, 09/21/2006	550,000	544,154

Total Short-term Investments
(cost $8,357,106)		8,357,178

TOTAL INVESTMENTS (98.77%)
(cost $255,005,330)		300,583,707
OTHER ASSETS, NET OF LIABILITIES (1.23%)		3,747,680

NET ASSETS (100.00%)		$304,331,387

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	At June 30, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.71%)
Australia (5.10%)
Alinta Ltd.	3,561	$27,600
Alumina Ltd.	24,149	121,130
Amcor Ltd.	17,066	84,714
AMP Ltd.	36,537	247,885
Ansell Ltd.	1,967	14,134
APN News & Media Ltd.	4,395	16,591
Aristocrat Leisure Ltd.	4,438	42,477
Australia & New Zealand Banking Group Ltd.	31,645	625,275
Australian Gas & Light Co.	8,277	107,698
Australian Stock Exchange	1,448	35,056
Axa Asia Pacific Holdings	13,077	60,929
Babcock & Brown Ltd.	2,375	38,280
BHP Billiton Ltd.	60,560	1,305,062
Billabong International Ltd.	2,124	24,228
Bluescope Steel	10,153	59,980
Boral Ltd.	14,449	87,400
Brambles Industries Ltd.	19,293	157,703
Caltex Australian Ltd.	1,845	32,356
Centro Properties Group	13,550	67,362
CFS Gandel Retail Trust	23,553	32,554
Challenger Financial Service	5,317	12,485
Coca-Cola Amatil Ltd.	10,592	55,805
Cochlear Ltd.	842	34,181
Coles Myer Ltd.	19,291	162,847
Commonwealth Bank of Australia	23,028	759,949
Commonwealth Property Office	21,676	22,389
Computershare Ltd.	6,294	36,715
CSL Ltd.	3,509	140,155
CSR Ltd.	12,165	30,283
DB Reef Trust	48,947	53,286
DCA Group Ltd.	4,790	9,931
Downer Edi Ltd.	3,691	20,406
Foster’s Group Ltd.	36,357	147,782
Futuris Corp. Ltd.	7,091	11,066
GPT Group	32,591	105,108
Harvey Norman Holdings Ltd.	8,815	25,809
Iluka Resources Ltd.	3,350	16,306
ING Industrial Fund	12,312	20,402
Insurance Australia Group Ltd.	32,762	130,248
Investa Property Group	25,561	41,598
James Hardie Industries Ltd.	6,878	39,355
John Fairfax Holdings Ltd.	13,922	38,795
Leighton Holdings Ltd.	1,701	21,931
Lend Lease Corp. Ltd.	5,420	56,346
Lion Nathan Ltd.	4,316	25,016
Macquarie Airports	9,263	21,132
Macquarie Bank Ltd.	4,394	225,298
Macquarie Communications Infrastructure Group	4,641	20,382
Macquarie Goodman Group	18,515	82,551
Macquarie Infrastructure Grp.	52,390	130,808

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Mayne Pharma Ltd. (a)	10,071	$19,458
Mirvac Group	12,358	39,947
Multiplex Group	7,811	18,980
National Australia Bank Ltd.	26,496	692,271
Newcrest Mining Ltd.	5,236	82,020
Onesteel Ltd.	7,379	22,317
Orica Ltd.	4,925	87,432
Origin Energy Ltd.	15,575	85,183
Pacific Brands Ltd.	11,294	18,044
Paperlinx Ltd.	6,208	14,393
Perpetual Trustees Australia	548	29,788
Publishing & Broadcasting	2,191	29,648
Qantas Airways Ltd.	13,179	28,988
QBE Insurance Group Ltd.	12,318	187,647
Rinker Group Ltd.	15,882	193,433
Rio Tinto Ltd.	5,169	298,836
Santos Ltd.	12,339	110,946
SFE Corp. Ltd.	1,798	22,046
Sonic Healthcare Ltd.	3,542	37,375
Stockland	28,713	149,783
Suncorp-Metway Ltd.	10,083	144,983
Symbion Health Ltd.	10,071	22,900
Tabcorp Holding Ltd.	11,631	131,374
Telstra Corp. Ltd.	38,636	105,654
Toll Holdings Ltd.	7,062	73,731
Transurban Group	15,368	79,369
Unitab Ltd.	1,707	18,723
Wesfarmers Ltd.	7,266	190,760
Westfield Group	26,811	345,270
Westpac Banking Corp.	31,895	551,763
Woodside Petroleum Ltd.	8,590	280,862
Woolworths Ltd.	22,048	330,135
Ziniffex Ltd.	4,558	33,938

		10,164,776

Austria (0.52%)
Andritz AG	159	26,283
BETandWIN.com Interactive Entertainment AG (a)	300	23,790
Boehler-Uddeholm	804	43,962
Erste Bank Der Oester Spark	3,165	178,121
Flughafen Wien AG	163	12,451
IMMOEAST Immobilien Anlagen AG (a)	3,025	32,462
Immofinaz Immobilien Anlagen AG (a)	8,406	93,325
Mayr-Melnhof Karton AG	48	7,730
Meinl European Land Ltd. (a)	2,055	41,871
Oest Elektrizatswirts AG Class A	1,400	67,329
OMV AG	2,830	168,498
Raiffeisen International Bank Holding	480	41,687
RHI AG (a)	493	15,953
Telekom Austria AG	6,105	135,948
VoestAlpine AG	352	53,487

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
Wiener Staedtische Allgemeine Versicherung AG	390	$22,946
Wienerberger AG	1,315	62,484

		1,028,327

Belgium (1.12%)
Agfa Gevaert NV	1,361	32,971
Barco NV	165	15,248
Bekaert NV	182	17,482
Belgacom SA	2,788	92,466
Cofinimmo	103	17,812
Colruyt SA	226	35,295
Compagnie Maritime Belge SA	295	8,569
D’Ieteren NV	69	22,284
Delhaize Group	1,273	88,250
Dexia	9,731	233,993
Euronav SA	354	10,894
Fortis	20,459	696,594
Groupe Bruxelles Lambert SA	1,253	131,257
InBev NV	3,235	158,682
KBC Groupe	3,174	340,609
Mobistar SA	402	31,905
Omega Pharma SA	317	22,138
Solvay SA	1,193	137,255
Suez-Lyonnaise Strips	1,640	21
UCB SA	1,581	85,538
Umicore	339	45,268

		2,224,531

Denmark (0.69%)
A P Moller-Maersk A/S	21	163,482
Bang & Olufsen Class B	178	19,687
Carlsberg A/S Class B	509	37,225
Coloplast Class B	352	26,135
Dampskibsselskabet Torm A/S	200	9,534
Danisco A/S	772	56,260
Danske Bank	7,406	281,923
DSV De Sammenslut Vogn Class B	320	53,499
East Asiatic Co. Ltd. A/S	263	9,933
FLSmidth & Co. A/S	835	31,499
GN Store Nord	3,993	45,874
H. Lundbeck A/S	1,015	23,148
Jyske Bank A/S (a)	918	53,205
NKT Holding A/S	343	21,438
Novo Nordisk A/S	4,229	269,395
Novozymes A/S Class B	950	64,182
Sydbank A/S	882	29,265
Topdanmark A/S (a)	375	52,277
Trygvesta A/S	320	19,973
Vestas Wind Systems A/S (a)	3,134	85,714

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William DeMant Holding (a)	358	$26,765

		1,380,413

Finland (1.44%)
Amer Group	1,120	23,393
Cargotec Corp.	526	23,043
Elisa Corp. Class A	2,746	52,298
Fortum OYJ	8,134	208,076
KCI Konecranes OYJ	832	14,983
Kesko OYJ	882	33,821
Kone Corp. OYJ Class B	1,052	43,731
Metso OYJ	2,458	89,193
Neste Oil OYJ	2,575	90,704
Nokia OYJ	72,993	1,490,053
Nokian Renkaat OYJ	1,599	21,025
OKO Bank	800	11,767
Orion-Yhtyma Class B	1,088	21,612
Outokumpo OYJ	1,366	31,973
Rautaruukki OYJ	1,201	36,284
Sampo Insurance Co.	8,156	155,644
SanomaWSOY OYJ	500	12,036
Stora Enso OYJ R Shares	10,991	153,514
Tietoenator Corp. OYJ	1,272	36,736
UPM-Kymmene OYJ	9,524	205,261
Uponor OYJ	962	26,024
Wartsila OYJ Class B	1,041	43,939
YIT OYJ	2,166	53,109

		2,878,219

France (9.55%)
Accor SA	3,561	216,758
Air France	1,977	46,477
Air Liquide	2,146	418,039
Alcatel SA (a)	24,731	313,791
Alstom (a)	1,693	154,720
Arcelor	9,232	445,641
Atos Origin (a)	1,217	79,620
AXA Co.	29,148	956,650
BIC SA	441	28,541
BNP Paribas	14,346	1,373,442
Bouygues	3,477	178,780
Business Objects SA (a)	1,061	28,946
Cap Gemini	2,206	125,927
Carrefour SA	10,635	623,548
Casino Guichard Perrachon	552	41,974
CNP Assurances	510	48,500
Compagnie De Saint-Gobain	5,386	385,093
Credit Agricole SA	10,050	382,420
Dassault Systemes SA	806	43,195
Essilor International	1,813	182,499
Euronext	1,648	154,507
European Aeronautic Defense	6,174	177,363

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
France Telecom SA	28,186	$606,022
Gaz de France	2,595	87,127
Gecina SA	133	17,420
Groupe Danone	3,927	499,018
Hermes International SCA	936	82,786
Imerys SA	434	34,694
Klepierre	320	37,062
L’Oreal	5,099	481,641
Lafarge SA	2,729	342,595
Lagardere SCA	2,141	158,008
LVMH Moet Hennessy Louis Vuitton SA	4,228	419,647
Michelin Class B	2,564	154,136
Neopost SA	459	52,309
PagesJuanes SA	2,005	62,958
Pernod-Ricard	1,368	271,210
Peugeot SA	2,822	175,601
PPR SA	1,243	158,509
Publicis Groupe SA	2,617	101,088
Renault SA	3,227	346,710
Safran SA	2,411	52,486
Sanofi-Aventis	17,666	1,724,052
Schneider Electric SA	3,901	406,650
SCOR SA	11,826	25,866
Societe des Autoroutes Paris	326	22,350
Societe Generale Class A	6,086	895,194
Societe Television Francaise 1	1,669	54,436
Sodexho Alliance	1,368	65,738
STMicroelectronics NV	11,985	192,997
Suez SA	17,660	734,111
Technip-Coflexip SA	1,294	71,665
Thales SA	1,211	47,304
Thomson SA (a)	3,949	65,309
Total SA	38,220	2,515,148
Unibail	743	129,531
Valeo	1,039	36,998
Vallourec SA	110	132,254
Veolia Environnement	5,236	270,630
Vinci SA	3,629	373,887
Vivendi SA	20,365	713,711
Zodiac SA	551	30,988

		19,056,277

Germany (6.51%)
Adidas-Salomon AG	3,672	175,562
Allianz AG	7,071	1,117,135
Altana AG	1,078	60,061
BASF AG	8,998	722,528
Bayer AG	12,244	562,845
Beiersdorf AG	263	39,630
Bilfinger Berger AG	389	21,151
Celesio AG	543	49,360
Commerzbank AG	11,103	403,885

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Continental AG	2,276	$232,657
DaimlerChrysler AG	15,911	786,158
Depfa Bank PLC	5,167	85,651
Deutsche Bank AG	8,968	1,009,406
Deutsche Boerse AG	1,836	250,098
Deutsche Lufthansa	3,554	65,459
Deutsche Post AG	12,821	343,717
Deutsche Postbank AG	718	51,667
Deutsche Telekom AG	47,664	766,935
Douglas Holding AG	411	18,988
E.On AG	10,711	1,233,265
Fresenius Medical Care	1,003	115,306
Heidelberger Druckmaschinen	791	35,967
Hochtief AG	857	47,671
Hypo Real Estate Holding	2,158	131,081
Infineon Technologies AG (a)	14,205	158,251
IVG Immobilien AG	924	27,915
Karstadtquelle AG (a)	1,067	28,318
Linde AG	1,311	101,029
Linde AG Rights (a)	1,311	5,064
MAN AG	2,469	178,805
Merck KGaA	710	64,568
Metro AG	2,597	147,217
MLP AG	946	19,493
Muenchener Rueckvers AG	3,350	457,661
Premiere AG (a)	644	6,244
Puma AG	216	83,968
Rheinmetall AG	424	29,562
RWE AG	7,818	650,475
Salzgitter AG	520	44,143
SAP AG	3,865	815,682
Siemens AG	14,717	1,280,582
Solarworld AG	408	25,607
Suedzucker AG	1,266	28,078
ThyssenKrupp AG	5,783	198,011
TUI AG (a)	3,277	64,926
Volkswagen AG	3,079	215,931
Wincor Nixdorf AG	262	33,494

		12,991,207

Greece (0.63%)
Alpha Bank AE	6,650	165,691
Bank of Piraeus	3,812	90,689
Coca-Cola Hellenic Bottling	1,920	57,220
Cosmote Mobile Telecommunication	2,730	61,456
EFG Eurobank Ergasias	4,572	126,781
Emporiki Bank of Greece (a)	810	28,056
Germanos SA (a)	1,160	27,745
Greek Org of Football Prognostics SA	3,890	140,807
Hellenic Petroleum SA	2,020	26,870
Hellenic Technodomiki Tev SA	3,380	32,510
Hellenic Telecommunications Org. (a)	5,160	113,650

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
National Bank of Greece	6,972	$275,373
Public Power Corp.	1,930	45,718
Titan Cement Co. SA	1,320	61,928
Viohalco, Hellenic Copper and Aluminum Industry SA	1,240	11,356

		1,265,850

Hong Kong (1.59%)
ASM Pacific Technology	2,000	9,747
Bank of East Asia Ltd.	27,600	113,545
BOC Hong Kong Holdings Ltd.	61,500	120,366
Cathay Pacific Airways Ltd.	15,000	26,267
Cheung Kong Holdings Ltd.	26,000	281,717
Cheung Kong Infrastructure	7,000	20,235
CLP Holdings Ltd.	32,700	191,367
Espirit Holdings Ltd.	16,500	134,697
Foxconn International Holdings Ltd. (a)	37,000	79,085
Giordano International Ltd.	22,000	10,410
Hang Lung Properties Ltd.	40,000	71,591
Hang Seng Bank Ltd.	13,800	175,026
Henderson Land Development Co. Ltd.	15,000	77,933
Hong Kong & China Gas Co. Ltd.	68,672	150,761
Hong Kong Electric	21,500	97,308
Hong Kong Exchange & Clearing	20,000	128,633
Hopewell Holdings	9,000	25,379
Hutchison Telecommunications International Ltd. (a)	21,000	33,800
Hutchison Whampoa Ltd.	36,700	335,041
Hysan Development Co.	12,062	34,013
Johnson Electric Holdings	20,000	14,550
Kerry Properties Ltd.	7,000	23,840
Kingboard Chemicals Holdings Co. Ltd.	7,000	19,739
Li & Fung Ltd.	40,800	82,480
Link REIT (a)	34,000	68,076
Melco International Development Ltd.	6,000	15,065
MTR Corp.	18,791	45,367
New World Development	31,600	52,082
Orient Overseas International Ltd.	4,400	15,948
PCCW Ltd.	57,118	40,818
Shangri-La Asia Ltd.	18,108	34,858
Sino Land Co.	24,498	39,115
Solomon Systech International Ltd.	22,000	5,552
Sun Hung Kai Properties Ltd.	24,000	244,750
Swire Pacific Ltd. Class A	16,500	170,284
Techtronic Industries	14,500	19,604
Television Broadcasts Ltd.	4,000	24,722
Texwinca Holdings Ltd.	10,000	6,696
Wharf Holdings Ltd.	24,000	85,292
Wing Hang Bank Ltd.	3,000	26,267
Yue Yuen Industrial Holdings	7,000	19,243

		3,171,269

	Shares	Value
Common Stocks (Cont.)
Ireland (0.78%)
Allied Irish Bank PLC	15,176	$364,148
Bank of Ireland	17,332	309,251
C&C Group PLC	3,945	34,261
CRH PLC	9,504	309,008
DCC PLC	1,234	29,673
Eircom Group PLC (b)	4,016	11,147
Eircom Group PLC	9,639	26,753
Elan Corp. PLC (a)	8,155	135,599
Fyffes PLC	3,720	6,566
Grafton Group PLC (a)	2,970	37,418
Greencore Group PLC	1,824	8,585
IAWS Group PLC	1,628	28,736
Independent News & Media PLC	7,490	21,938
Irish Life & Permanent PLC	4,539	107,984
Kerry Group PLC Class A	2,394	51,442
Kingspan Group PLC	1,726	30,134
Paddy Power PLC	834	14,454
Ryanair Holdings PLC (a)	3,664	33,274

		1,560,371

Italy (3.67%)
Alleanza Assicurazioni	8,033	91,033
Arnoldo Mondadori Editore	1,769	17,060
Assicurazione Generali Itl	16,828	612,999
Autogrill SpA	1,491	22,942
Autostrade SpA	5,161	145,028
Banca Fideuram SpA	4,878	28,388
Banca Intesa	14,188	77,035
Banca Intesa SpA	69,277	405,828
Banca Monte Dei Paschi Siena SpA	16,470	99,010
Banca Popolare Di Verona SpA	6,906	185,054
Banche Popolari Unite SCRL	5,329	137,889
Banco Popolare di Milano SCRL	5,998	76,449
Benetton Group	1,018	15,208
Bulgari SpA	2,324	26,366
Capitalia SpA	30,737	252,200
Enel SpA	75,692	652,525
ENI SpA	44,940	1,323,776
Fiat SpA (a)	9,562	127,317
Finmeccanica SpA	5,522	122,612
Fondiaria Sai SpA	850	34,747
Gruppo Editoriale L’Espresso	2,305	12,309
Italcementi SpA	1,048	26,514
Lottomatica SpA	905	34,333
Luxottica Group SpA	1,976	53,682
Mediaset SpA	13,600	160,383
Mediobanca SpA	8,961	175,476
Mediolanum SpA	3,393	23,825
Pirelli & Co. SpA	43,197	37,598
SanPaolo IMI SpA	19,113	338,095
Seat Pagine Gaille	55,520	25,849
Snam Rete Gas	14,606	64,219

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Telecom Italia RNC SpA	101,216	$261,510
Telecom Italia SpA	188,898	526,106
Terna SpA	18,917	50,448
Tiscali SpA (a)	3,509	10,424
UniCredito Italiano SpA	93,432	731,366
UniCredito Italiano SpA	42,040	328,005

		7,313,608

Japan (23.82%)
77 Bank Ltd.	5,000	34,822
Acom Co. Ltd.	1,050	56,977
Aderans Co. Ltd.	600	16,201
Advantest Corp.	1,600	163,020
Aeon Co. Ltd.	11,000	241,262
Aeon Credit Service Co. Ltd.	1,200	29,151
Aiful Corp.	1,075	57,395
Aisin Seiki Co. Ltd.	2,800	83,188
Ajinomoto Co. Inc.	11,000	121,784
Alfresa Holdings Corp.	300	18,639
All Nippon Airways Co. Ltd.	9,000	34,603
Alps Electric Co. Ltd.	3,000	37,487
Amada Co. Ltd.	9,000	94,373
Amano Corp.	1,000	14,855
Aoyama Trading Co. Ltd.	900	28,154
Asahi Breweries Ltd.	6,300	88,466
Asahi Glass Co. Ltd.	18,000	228,224
Asahi Kasei Corp.	24,000	156,659
Asatsu DK Inc.	400	12,933
Astellas Pharma Inc.	9,998	366,931
Autobacs Seven Co. Ltd.	400	17,407
Bank of Fukuoka Ltd.	8,000	60,818
Bank of Kyoto	4,000	43,167
Bank of Yokohama Ltd.	19,000	146,933
Benesse Corp.	1,700	58,677
Bridgestone Corp.	11,600	223,506
Canon Inc.	18,900	926,503
Canon Sales Co. Inc.	1,000	20,622
Casio Computer Co. Ltd.	3,000	57,279
Central Glass Co. Ltd.	3,000	17,852
Central Japan Railway Co.	29	288,885
Chiba Bank Ltd.	13,000	121,548
Chiyoda Corp.	2,000	40,895
Chubu Electric Power Co. Inc.	10,700	288,911
Chugai Pharmaceutical Co. Ltd.	4,100	83,655
Circle K Sunkus Co. Ltd.	600	12,976
Citizen Watch Co. Ltd.	5,100	46,214
Coca-Cola West Japan Co. Ltd.	500	10,595
Comsys Holdings Corp.	2,000	24,677
Credit Saison Co. Ltd.	3,100	146,819
CSK Corp.	900	41,052
Dai Nippon Printing Co. Ltd.	12,000	185,599
Daicel Chemical Industries	4,000	32,681

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daido Steel Co. Ltd.	5,000	$39,235
Daiichi Sanyko Co. Ltd.	13,340	367,188
Daikin Industries Ltd.	4,400	152,639
Dainippon Ink & Chemical Inc.	9,000	33,738
Dainippon Screen Manufacturing Co. Ltd.	3,000	27,473
Daito Trust Construction Co. Ltd.	1,900	105,260
Daiwa House Industry Co. Ltd.	9,000	143,918
Daiwa Securities Group Inc.	23,000	274,135
Denki Kagaku Kogyo KK	7,000	29,116
Denso Corp.	9,400	307,200
Dentsu Inc.	36	99,406
Dowa Mining Co. Ltd.	4,000	35,372
E*Trade Securities Co. Ltd.	21	28,076
eAccess Ltd.	18	11,812
East Japan Railway Co.	59	438,221
Ebara Corp.	4,000	17,057
Eisai Co. Ltd.	4,000	180,007
Electric Power Development	3,520	134,107
Elpida Memory Inc. (a)	1,600	60,119
Familymart Co. Ltd.	1,000	28,836
Fanuc Ltd.	3,200	287,452
Fast Retailing	1,200	98,043
Fuji Electric Holdings Co. Ltd.	7,000	36,639
Fuji Photo Film Co. Ltd.	9,200	308,703
Fuji Soft ABC Inc.	400	13,177
Fuji Television Network Inc.	8	17,756
Fujikura Ltd.	5,000	55,182
Fujitsu Ltd.	35,000	271,278
Furukawa Electric Co. Ltd.	9,000	58,196
Glory Ltd.	800	15,379
Goodwill Group Inc.	18	13,291
Gunma Bank Ltd.	5,000	37,137
Gunze Ltd.	3,000	17,878
Hakuhodo DY Holdings Inc.	400	29,430
Hankyu Department Stores	2,000	15,519
Hikari Tsushin Inc.	400	21,601
Hino Motors Ltd.	4,000	23,279
Hirose Electric Co. Ltd.	500	60,730
Hitachi Cable Ltd.	2,000	9,263
Hitachi Capital Corp.	700	12,233
Hitachi Chemical Co. Ltd.	1,600	41,943
Hitachi Construction Machine	1,300	31,296
Hitachi Ltd.	62,000	409,577
Hokkaido Electric Power	2,400	56,938
Hokuhoku Financial Group Inc.	17,000	71,007
Honda Motor Co. Ltd.	27,600	875,463
House Foods Corp.	800	12,094
Hoya Corp.	7,600	270,290
Ibiden Co. Ltd.	1,900	91,314
Index Corp.	12	11,849
INPEX Holdings Inc. (a)	16	141,209
Isetan Co. Ltd.	3,500	59,638

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ishikawajima-Harima Heavy Industries Co. Ltd.	17,000	$53,775
Ito En Ltd.	800	29,290
Itochu Corp.	29,000	254,675
Itochu Techno-Science Corp.	400	18,420
JAFCO Co. Ltd.	500	29,972
Japan Airlines Corp. (a)	9,000	22,571
Japan Prime Investment Corp.	6	18,036
Japan Real Estate Investment	5	44,565
Japan Retail Fund Investment	3	23,593
Japan Tobacco Inc.	84	306,082
JFE Holdings Inc.	10,200	432,279
JGC Corp.	3,000	51,617
Joyo Bank Ltd.	10,000	60,643
JS Group Corp.	5,700	119,788
JSR Corp.	2,500	63,134
JTEKT Corp.	4,500	86,901
Kajima Corp.	19,000	87,164
Kaken Pharmaceutical Co. Ltd.	1,000	7,506
Kamigumi Co. Ltd.	4,000	30,374
Kaneka Corp.	4,000	36,351
Kansai Electric Power	13,800	308,703
Kansai Paint Co. Ltd.	3,000	23,934
Kao Corp.	9,000	235,538
Katokichi Co. Ltd.	1,800	18,088
Kawasaki Heavy Industries Ltd.	18,000	60,556
Kawasaki Kisen Kaisha Ltd.	7,000	40,493
KDDI Corp.	40	245,718
Keihin Electric Express Railway	6,000	42,468
Keio Corp.	9,000	58,275
Keisei Electric Co.	4,000	22,580
Keyence Corp.	595	151,922
Kikkoman Corp.	2,000	24,921
Kinden Corp.	2,000	17,144
Kintetsu Corp.	29,000	96,802
Kirin Brewery Co. Ltd.	15,000	235,800
Kobe Steel Ltd.	51,000	159,542
Kokuyo Co. Ltd.	1,300	21,742
Komatsu Ltd.	16,000	318,071
Komori Corp.	1,000	21,278
Konami Corp.	1,500	33,096
Konica Minolta Holdings Inc. (a)	7,000	88,387
Kose Corp.	440	13,841
Kubota Corp.	20,000	189,619
Kuraray Co. Ltd.	8,000	89,479
Kurita Water Industries Ltd.	1,800	36,963
Kyocera Corp.	3,100	240,004
Kyowa Hakko Kogyo Co. Ltd.	5,000	33,686
Kyushu Electric Power	6,600	153,408
Lawson Inc.	800	29,151
Leopalace21 Corp.	2,700	93,193
Mabuchi Motor Co. Ltd.	400	23,908

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Makita Corp.	2,000	$63,265
Marubeni Corp.	27,000	143,918
Marui Co. Ltd.	5,700	88,757
Matsui Securities Co. Ltd.	1,500	14,195
Matsumotokiyoshi Co. Ltd.	500	12,714
Matsushita Electric Industries	35,000	738,597
Matsushita Electric Works	8,400	93,293
Mediceo Paltac Holdings Co. Ltd.	2,900	51,822
Meiji Dairies Corp.	4,000	27,927
Meiji Seika Kaisha Ltd.	4,000	20,378
Meitec Corp.	400	13,037
Millea Holdings Inc.	26	483,922
Minebea Co. Ltd.	5,000	27,219
Mitsubishi Chemical Holdings Corp.	24,000	149,948
Mitsubishi Corp.	23,400	467,223
Mitsubishi Electric Corp.	35,000	280,453
Mitsubishi Estate Co. Ltd.	21,000	445,910
Mitsubishi Gas Chem Co.	7,000	80,252
Mitsubishi Heavy Industries Ltd.	61,000	263,317
Mitsubishi Logistics Corp.	2,000	31,318
Mitsubishi Materials Corp.	19,000	81,021
Mitsubishi Rayon Co. Ltd.	12,000	97,728
Mitsubishi UFJ Financial Group Inc.	152	2,125,131
Mitsubishi UFJ Securities Co. Ltd.	4,000	51,590
Mitsui & Co. Ltd.	27,000	381,265
Mitsui Chemicals Inc.	14,000	91,384
Mitsui Engineering & Shipbuilding	9,000	27,525
Mitsui Fudosan Co. Ltd.	15,000	325,717
Mitsui Mining & Smelting Co.	8,000	47,186
Mitsui OSK Lines Ltd.	22,000	149,563
Mitsui Sumitomo Insurance Co.	20,000	251,136
Mitsui Trust Holding Inc.	8,000	96,120
Mitsukoshi Ltd.	6,000	27,420
Mitsumi Electric Co. Ltd.	900	10,648
Mizuho Financial Group Inc.	168	1,422,510
Murata Manufacturing Co. Ltd.	3,700	240,222
Namco Bandai Holdings Inc.	2,800	42,548
NEC Corp.	37,000	197,221
NEC Electronics Corp. (a)	500	16,035
Net One Systems Co. Ltd.	9	16,751
NGK Insulators Ltd.	4,000	46,767
NGK Spark Plug Co. Ltd.	3,000	60,294
NHK Spring Co. Ltd.	2,000	23,016
Nichirei Corp.	3,000	16,043
Nidec Corp.	1,800	128,976
Nikko Cordial Corp.	16,000	204,684
Nikon Corp.	5,000	87,295
Nintendo Co. Ltd.	1,800	301,992
Nippon Building Fund Inc.	7	67,896
Nippon Electric Glass Co. Ltd.	3,000	60,163
Nippon Express Co. Ltd.	11,000	59,402
Nippon Kayaku Co. Ltd.	2,000	16,655
Nippon Light Metal Co. Ltd.	6,000	16,410

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Meat Packers Inc.	3,000	$34,761
Nippon Mining Holdings Inc.	12,000	100,979
Nippon Oil Corp.	24,000	175,323
Nippon Paper Group Inc.	14	57,253
Nippon Sheet Glass Co. Ltd.	6,000	33,345
Nippon Shokubai Co. Ltd.	2,000	24,449
Nippon Steel Corp.	108,000	408,633
Nippon Telegraph & Telephone Corp.	91	446,094
Nippon Yusen Kabushiki Kaish	18,000	117,022
Nishi-Nippon City Bank Ltd.	7,000	33,520
Nishimatsu Construction Co.	4,000	14,925
Nissan Chemical Industries	3,000	37,382
Nissan Motor Co. Ltd.	39,800	434,726
Nisshin Seifun Group Inc.	3,300	36,766
Nisshin Steel Co. Ltd.	12,000	38,588
Nisshinbo Industries Inc.	2,000	21,880
Nissin Food Products Co. Ltd.	1,400	49,423
Nitori Co. Ltd.	500	24,336
Nitto Denko Corp.	3,000	213,649
NOK Corp.	1,600	46,417
Nomura Holdings Inc.	31,500	590,419
Nomura Real Estate Office Fund Inc.	3	23,750
Nomura Research Institute	300	37,120
NSK Ltd.	6,000	49,755
NTN Corp.	6,000	47,448
NTT Data Corp.	27	116,786
NTT DoCoMo Inc.	335	491,786
NTT Urban Development Corp.	4	31,178
Obayashi Corp.	15,000	103,154
OBIC Co. Ltd.	100	20,220
Odakyu Electric Railway Co.	9,000	58,039
Oji Paper Co. Ltd.	12,000	68,263
Oki Electric Industries Co. Ltd.	7,000	16,515
Okumura Corp.	3,000	16,673
Olympus Corp.	4,000	106,956
Omron Corp.	3,200	81,510
Onward Kashiyama Co. Ltd.	2,000	30,776
Oracle Corp.	500	23,375
Oriental Land Co. Ltd.	700	39,392
Orix Corp.	1,500	366,349
Osaka Gas Co. Ltd.	31,000	99,685
Pioneer Corp.	2,100	33,874
Promise Co. Ltd.	1,350	78,211
QP Corp.	1,200	11,398
Rakuten Inc.	125	74,275
Resona Holdings Inc.	86	271,286
Ricoh Co. Ltd.	12,000	235,407
Rinnai Corp.	400	10,591
Rohm Co. Ltd.	2,100	187,723
Ryohin Keikaku Co. Ltd.	300	24,589
Sanken Electric Co. Ltd.	2,000	25,446
Sankyo Co. Ltd.	700	44,469
Santen Pharmaceutical Co. Ltd.	1,000	23,768

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sanwa Shutter Corp.	2,000	$11,779
Sanyo Electric Co. Ltd. (a)	24,000	51,800
Sapporo Breweries	5,000	25,297
Sapporo Hokuyo Holdings Inc.	4	41,943
SBI Holdings Inc.	95	41,922
Secom Co. Ltd.	4,000	189,095
Sega Sammy Holdings Inc.	3,826	141,753
Seiko Epson Corp.	1,900	51,800
Seino Holdings Co. Ltd.	2,000	21,112
Sekisui Chemical	7,000	60,433
Sekisui House Ltd.	11,000	151,005
Seven & I Holdings Co. Ltd.	14,080	463,838
SFCG Co. Ltd.	80	18,175
Sharp Corp.	18,000	284,376
Shimachu Co. Ltd.	600	15,676
Shimamura Co. Ltd.	300	32,873
Shimano Inc.	1,200	36,700
Shimizu Corp.	9,000	50,411
Shin-Etsu Chemical Co. Ltd.	6,800	369,591
Shinko Securities Co. Ltd.	7,000	29,605
Shinsei Bank Ltd.	24,000	152,045
Shionogi & Co. Ltd.	5,000	89,130
Shiseido Co. Ltd.	7,000	137,321
Shizuoka Bank Ltd.	9,000	97,204
Showa Denko K.K.	14,000	62,268
Showa Shell Sekiyu K.K.	2,500	29,339
Skylark Co. Ltd.	1,200	26,162
SMC Corp.	1,100	155,619
Softbank Corp.	13,000	291,375
Sojitz Holdings Corp. (a)	2,900	11,454
Sompo Japan Insurance Inc.	16,000	223,698
Sony Corp.	17,700	781,064
Stanley Electric Co. Ltd.	2,200	45,369
SUMCO Corp.	200	11,395
Sumitomo Bakelite Co. Ltd.	3,000	28,154
Sumitomo Chemical Co. Ltd.	28,000	233,415
Sumitomo Corp.	19,000	250,533
Sumitomo Electric Industries	14,000	205,033
Sumitomo Heavy Industries	12,000	110,940
Sumitomo Metal Industries	73,000	301,084
Sumitomo Metal Mining Co. Ltd.	10,000	130,374
Sumitomo Mitsui Financial Group Inc.	104	1,099,616
Sumitomo Osaka Cement Co. Ltd.	5,000	15,379
Sumitomo Realty & Development Co. Ltd.	7,000	172,492
Sumitomo Rubber Industries	2,000	22,003
Sumitomo Trust & Banking	23,000	251,223
Surgua Bank Ltd.	3,000	40,423
Suzuken Co. Ltd.	880	34,911
T&D Holdings Inc.	3,900	315,231
Taiheiyo Cement Corp.	12,000	44,250
Taisei Corp.	14,000	51,136
Taisho Pharmaceutical Co. Ltd.	3,000	58,852

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Taiyo Nippon Sanso Corp.	4,000	$31,737
Taiyo Yuden Co. Ltd.	2,000	25,393
Takara Holdings Inc.	3,000	17,538
Takashimaya Co. Ltd.	6,000	75,288
Takeda Pharmaceutical Co. Ltd.	15,700	976,791
Takefuji Corp.	1,660	98,927
Tanabe Seiyaku Co. Ltd.	3,000	36,910
TDK Corp.	2,000	152,045
Teijin Ltd.	15,000	95,159
Terumo Corp.	3,000	100,140
The Daimaru Inc.	3,000	39,741
THK Co. Ltd.	2,200	65,554
TIS Inc.	500	13,981
Tobu Railway Co. Ltd.	18,000	85,879
Toda Corp.	3,000	14,497
Toho Co. Ltd.	2,200	43,927
Tohoku Electric Power	6,500	142,564
Tokuyama Corp.	3,000	44,565
Tokyo Broadcasting System	700	16,852
Tokyo Electric Power Co.	19,900	549,493
Tokyo Electron Ltd.	3,000	209,717
Tokyo Gas Co. Ltd.	36,000	169,556
Tokyo Steel Mfg. Co. Ltd.	1,500	32,834
Tokyo Style Co. Ltd.	1,000	11,893
Tokyo Tatemono Co. Ltd.	4,000	42,852
Tokyu Corp.	16,000	93,394
Tokyu Land Corp.	5,000	38,929
TonenGeneral Sekiyu KK	5,000	51,381
Toppan Printing Co. Ltd.	10,000	113,072
Toray Industries Inc.	25,000	216,926
Toshiba Corp.	53,000	345,954
Tosoh Corp.	7,000	27,892
Toto Ltd.	4,000	38,238
Toyo Seikan Kaisha Ltd.	2,600	47,143
Toyo Suisan Kaisha Ltd.	2,000	31,318
Toyobo Co. Ltd.	10,000	28,312
Toyoda Gosei Co. Ltd.	900	18,049
Toyota Industries Corp.	3,900	154,037
Toyota Motor Corp.	50,000	2,617,092
Toyota Tsusho Corp.	4,000	95,945
Trend Micro Inc.	2,500	84,324
UBE Industries Ltd.	14,000	40,493
Uni-Charm Corp.	600	33,135
Uniden Corp.	1,000	11,045
UNY Co. Ltd.	3,000	44,224
Ushio Inc.	2,000	42,206
USS Co. Ltd.	350	23,121
Wacoal Corp.	2,000	28,032
West Japan Railway Co.	34	141,122
Yahoo! Japan Corp.	290	153,565
Yakult Honsha Co. Ltd.	2,000	54,352
Yamada Denki Co. Ltd.	1,500	152,962
Yamaha Corp.	2,700	50,725

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Yamaha Motor Co. Ltd.	2,600	$67,931
Yamato Holdings Co. Ltd.	7,000	124,170
Yamazaki Baking Co. Ltd.	2,000	17,913
Yaskawa Electric Corp.	3,000	34,865
Yokogawa Electric Corp.	3,000	42,756
Zeon Corp.	3,000	35,704

		47,512,412

Netherlands (3.19%)
ABN Amro Holdings NV	31,428	859,835
Aegon NV	25,081	428,908
Akzo Nobel NV	4,725	254,794
ASML Holding NV (a)	8,322	168,605
Buhrmann NV	1,538	22,308
Corio NV	662	41,177
DSM NV	2,675	111,403
Fugro NV	678	29,242
Getronics NV	1,757	18,900
Hagemeyer NV (a)	7,243	33,444
Heineken NV	4,021	170,492
ING Groep NV	32,337	1,271,012
Koninklijke Ahold NV (a)	26,493	230,085
Koninklijke KPN NV	32,498	365,370
Koninklijke Numico NV (a)	2,531	113,596
OCE NV	1,230	18,061
Philips Electronics NV	21,701	678,095
Qiagen NV (a)	2,043	27,568
Randstad Holding NV	699	40,983
Reed Elsevier NV	12,516	188,261
Rodamco Europe NV	974	95,490
SBM Offshore NV	2,616	69,731
TNT NV	7,276	260,392
Unilever NV-CVA	30,021	680,803
Vedior NV-CVA	3,023	63,489
Wereldhave NV	263	25,582
Wolters Kluwer - CVA	4,301	101,607

		6,369,233

New Zealand (0.13%)
Auckland International Airport	12,792	16,913
Contact Energy Ltd.	4,623	20,056
Fisher & Paykel Appliances Class H	2,401	6,744
Fisher & Paykel Healthcare Class C	6,712	17,626
Fletcher Building Ltd.	8,242	45,950
Kiwi Income Property Trust	6,353	5,303
Sky City Entertainment Group	5,805	19,100
Sky Network Television Ltd.	3,715	13,016
Telecom Corp. of New Zealand	33,160	81,626
The Warehouse Group Ltd.	2,278	6,884
Tower Ltd. (a)	4,553	9,543
Vector Ltd.	3,861	5,740

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Waste Management Ltd. (c)	2,027	$10,646

		259,147

Norway (0.84%)
Acergy SA (a)	4,481	68,206
Aker ASA	300	28,145
Det Norsk Oljeselskap (DNO) ASA (a)	5,800	11,647
DNB NOR ASA	12,228	151,747
Frontline Ltd.	839	31,337
Norske Hydro ASA	12,250	324,704
Norske Skogindustrier ASA	2,662	39,022
Orkla AS Class A	3,426	158,782
Petrojarl ASA (a)	1,077	7,094
Petroleum Geo-Services (a)	1,077	60,728
Prosafe ASA	533	32,537
Schibsted ASA	662	17,654
SeaDrill Ltd. (a)	4,650	61,254
Statoil ASA	11,791	334,320
Stolt-Nielsen SA	507	11,891
Storebrand ASA	5,608	57,883
Tandberg ASA	1,880	15,554
Tandberg Television ASA (a)	819	13,584
Telenor ASA	14,015	169,421
TGS Nopec Geophysical Co. ASA (a)	800	14,137
Tomra Systems ASA	3,082	25,003
Yara International ASA	3,074	40,987

		1,675,637

Portugal (0.31%)
Banco BPI SA	4,836	36,742
Banco Comercial Portugues-R	38,353	108,903
Banco Espirito Santo	3,400	45,836
Brisa-Auto Estradas de Portugal SA	4,821	50,317
Cimpor-Cimentos De Portugal	2,953	19,678
Energias De Portugal SA	36,279	142,456
Jeronimo Martins	651	11,116
Portugal Telecom SGPS SA	13,518	163,220
PT Multimedia Servicos	1,318	15,256
Sonae Industria SGPS SA New (a)	809	6,964
Sonae SGPS SA	11,939	17,867

		618,355

Singapore (0.81%)
Allgreen Properties Ltd.	6,000	4,776
Ascendas Real Estate Investment Trust	18,900	22,926
Capitaland Ltd.	20,000	56,859
Capitamall Trust	7,000	9,375
Chartered Semiconductor Mfg. Ltd. (a)	18,000	15,352
City Developments Ltd.	10,000	59,071
Comfortdelgro Corp. Ltd.	30,000	28,998
Cosco Corp. Singapore Ltd.	8,000	6,368
Creative Technology Ltd.	650	3,614

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
DBS Group Holdings Ltd.	19,652	$224,722
Fraser and Neave Ltd.	13,800	34,874
Haw Par Corp. Ltd.	2,792	10,054
Jardine Cycle & Carriage Ltd.	2,004	12,661
Keppel Corp. Ltd.	11,000	102,157
Keppel Land Ltd.	6,000	15,314
Neptune Orient Lines Ltd.	8,000	9,148
Noble Group Ltd.	12,000	8,264
Olam International Ltd.	9,000	8,188
Oversea-Chinese Banking Corp.	44,840	186,969
Parkway Holdings Ltd.	10,000	15,605
Sembcorp Industries Ltd.	12,220	25,014
Sembcorp Marine Ltd.	12,000	22,744
Singapore Airlines Ltd.	10,000	80,235
Singapore Exchange Ltd.	13,000	28,910
Singapore Land Ltd.	2,000	7,960
Singapore Petroleum Co. Ltd.	2,000	6,381
Singapore Post Ltd.	15,000	10,235
Singapore Press Holdings Ltd.	26,000	67,675
Singapore Technologies Engineering	17,000	31,039
Singapore Telecommunications	131,000	210,216
SMRT Corp. Ltd.	17,000	12,029
Stats Chippac Ltd. (a)	16,000	10,058
Suntec REIT	10,000	7,834
United Overseas Bank	20,392	200,976
United Overseas Land Ltd.	5,639	10,189
Venture Corp. Ltd.	4,000	26,787
Want Want Holdings Ltd.	4,000	5,400
Wing Tai Holdings Ltd.	8,000	7,177

		1,606,154

Spain (3.71%)
Abertis Infraestructuras SA	3,528	82,624
AC. Acerinox	2,997	51,980
Acciona SA	598	92,894
ACS Actividades de Cons Y Serv	4,347	181,313
Aguas De Barcelona	8	215
Aguas De Barcelona Class A	818	22,735
Altadis SA	4,910	232,114
Antena 3 de Television SA	1,176	26,864
Banco Bilbao Vizcaya Argentaria SA	59,251	1,218,623
Banco Popular Espanol	13,485	200,939
Banco Santander Central Hispano SA	103,486	1,511,594
Cintra Concesiones De Infrae	2,827	36,954
Corporacion Mapfre SA	1,686	31,118
Ebro Puleva SA	1,129	23,177
Endesa SA	16,369	569,271
Fomento De Construct Y Contra	661	50,262
Gamesa Corp Technologica	1,873	40,151
Gas Natural SDG SA	2,708	82,678
Grupo Ferrovial	945	72,159
Iberdrola SA	14,045	483,777

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Iberia (Lineas Aer De Espana)	5,885	$15,205
Inditex	4,052	170,926
Indra Sistemas SA	1,873	36,773
Inmobiliaria Colonial SA	419	33,281
Metrovacesa SA	1,020	92,107
NH Hoteles SA	1,022	18,327
Promotora De Infom SA	1,117	17,930
Repsol YPF SA	16,497	472,440
Sacyr Vallehermoso SA New (a) (c)	89	2,974
Sacyr Vallehermoso SA	2,428	81,148
Sogecable (a)	549	15,792
Telefonica Publicidad e Information SA	2,123	23,000
Telefonica SA	77,977	1,298,569
Union Fenosa SA	1,990	77,021
Zeltia SA	3,095	22,760

		7,389,695

Sweden (2.28%)
Alfa Laval AB	1,527	45,725
ASSA Abloy AB Class B	4,542	76,365
Atlas Copco AB Class A	6,506	180,804
Atlas Copco AB Class B	3,221	83,694
Axfood AB	402	11,563
Billerud Aktiebolag	843	11,186
Boliden AB	3,600	66,280
Capio AB (a)	1,242	22,262
Castellum AB	3,164	32,424
D. Carnegie & Co. AB	700	12,839
Electrolux AB Class B	5,534	79,972
Elekta AB Class B	1,455	24,665
Eniro AB	2,294	24,146
Ericsson LM Class B	261,388	864,423
Fabege AB	1,086	20,221
Getinge AB Class B	3,217	54,758
Hennes & Mauritz AB Class B	8,448	327,508
Hoganas AB Class B	301	7,486
Holmen AB Class B	780	31,539
Husqvarna AB Class B (a)	5,534	66,707
Lundin Petroleum AB (a)	2,310	28,005
Modern Times Group Red Shr (a) (c)	727	2,489
Modern Times Group MTG AB Class B (a)	727	38,235
Nordea Bank AB	37,542	448,621
OMX AB (a)	974	17,459
Oriflame Cosmetics SA	400	13,311
Oriflame Cosmetics SA Rights	400	431
Sandvik AB (a)	18,290	212,844
SAS AB (a)	1,227	12,915
Scania AB Class B	1,444	65,611
Securitas AB Class B	6,632	127,171
Skandinaviska Enskilda Bank Class A	8,653	206,203
Skanska AB Class B	5,698	87,884

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
SKF AB Class B	6,879	$108,489
SSAB Svenskt Stal AB Series A	2,550	50,846
SSAB Svenskt Stal AB Series B	1,641	31,011
Svenska Cellulosa AB Class B	3,433	141,914
Svenska Handelsbanken	9,115	234,944
Swedish Match AB	7,242	116,729
Tele2 AB Class B	4,780	48,320
Telelogic AB (a)	3,317	7,374
TeliaSonera AB	34,577	196,505
Trelleborg AB Class B	1,248	21,330
Volvo AB Class A	1,460	70,396
Volvo AB Class B	4,070	200,199
Wihlborgs Fastigheter AB	434	7,478
WM Data AB	5,077	15,661

		4,556,942

Switzerland (6.61%)
ABB Ltd.	36,566	474,418
Adecco SA	2,755	162,535
Ciba Specialty Chemicals AG	1,006	55,944
Clariant AG (a)	3,593	50,868
Compagnie Financiere Richemont AG Class A	8,920	407,605
Credit Suisse Group	20,621	1,150,940
Geberit AG Reg	56	64,614
Givaudan	100	78,539
Holcim Ltd.	3,184	243,444
Kudelski SA Bearer	497	11,984
Kuehne & Nagel International AG	442	32,100
Kuoni Reisen Holding (a)	38	21,271
Logitech International SA (a)	1,154	44,446
Lonza Group AG	532	36,400
Micronas Semiconductor (a)	502	13,518
Nestle SA	7,017	2,198,717
Nobel Biocare Holding AG (a)	353	83,605
Novartis AG	40,700	2,198,564
Phonak Holding AG	687	42,857
PSP Swiss Property AG (a)	541	27,900
Rieter Holding AG	62	23,778
Roche Holding AG	11,971	1,974,165
Schindler Holding AG	750	38,831
Serono SA Class B	93	64,087
SGS SA	62	58,686
SIG Holding AG (a)	93	20,414
Straumann Holding AG	119	30,272
Sulzer AG	51	38,120
Swiss Reinsurance	6,011	419,127
Swisscom AG	349	114,625
Syngenta AG (a)	2,036	269,971
Synthes Inc. (a)	675	81,242
The Swatch Group AG	1,009	35,156
The Swatch Group AG Class B	503	84,757

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
UBS AG	17,898	$1,957,023
Unaxis Holding AG (a)	97	26,911
Zurich Financial Services	2,538	555,026

		13,192,460

United Kingdom (23.41%)
3I Group PLC	10,312	171,907
Aegis Group PLC	15,694	37,800
Aggreko PLC	4,131	21,943
Alliance Unichem PLC	3,864	73,025
AMEC PLC	4,853	28,560
Amvescap PLC	12,875	117,911
Anglo American PLC	24,682	1,012,339
ARM Holdings PLC	20,557	43,051
Arriva PLC	2,835	31,271
Associated British Ports Holdings PLC	5,496	91,774
AstraZeneca PLC	27,204	1,641,976
Aviva PLC	41,553	588,209
BAE Systems PLC	57,042	390,020
Balfour Beatty PLC	9,541	60,604
Barclays PLC	110,792	1,258,966
Barratt Developments PLC	4,701	82,410
BBA Group PLC	6,899	33,712
Bellway PLC	1,627	34,900
BG Group PLC	61,922	827,307
BHP Billiton PLC	43,032	834,739
BOC Group PLC	8,782	256,749
Boots Group PLC	8,293	118,006
Bovis Homes Group PLC	1,750	25,986
BP PLC	356,053	4,151,295
Brambles Industries PLC	13,242	105,295
British Airways PLC (a)	11,408	72,305
British American Tobacco PLC	27,639	696,119
British Land Co. PLC	9,173	214,239
British Sky Broadcasting PLC	21,080	223,557
Brixton PLC	3,680	32,613
BT Group PLC	148,167	655,522
Bunzl PLC	5,997	68,479
Burberry Group PLC	6,378	50,715
Cadbury Schweppes PLC	33,912	327,033
Capita Group PLC	11,833	100,984
Carnival PLC	3,216	131,013
Cattles PLC	4,859	29,584
Centrica PLC	59,665	314,724
Close Brothers Group PLC	1,821	30,677
Cobham PLC	16,230	50,121
Collins Stewart Tullett	3,554	49,882
Compass Group PLC	38,857	188,438
Cookson Group PLC	2,731	26,526
Corus Group PLC	13,688	115,549
CSR PLC (a)	1,871	43,594
Daily Mail & General NV	4,634	52,615

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
De La Rue PLC	2,213	$22,364
Diageo PLC	49,895	839,158
DSG International PLC	33,300	117,615
Electrocomponents PLC	6,845	29,334
EMAP PLC	3,934	61,945
EMI Group PLC	11,954	67,145
Enterprise Inns	5,892	103,289
First Choice Holidays PLC	7,204	30,473
FirstGroup PLC	5,780	50,129
FKI PLC	9,705	19,203
Friends Provident PLC	27,585	91,181
Gallaher Group PLC	11,573	180,837
GKN PLC	11,565	58,384
GlaxoSmithKline PLC	100,535	2,809,090
Great Portland Estates	2,365	21,867
Group 4 Securicor PLC	22,225	68,943
GUS PLC	15,159	270,789
Hammerson PLC	5,537	121,230
Hanson PLC	11,913	144,624
Hays PLC	30,718	76,685
HBOS PLC	65,069	1,131,061
HMV Group PLC	6,211	19,755
HSBC Holdings PLC	195,676	3,442,946
ICAP PLC	8,629	79,465
IMI PLC	5,051	46,632
Imperial Chemical Industries PLC	21,416	143,757
Imperial Tobacco Group PLC	12,687	391,561
Inchcape PLC	7,447	65,068
InterContinental Hotels Group PLC	7,224	126,306
International Power PLC	26,909	141,568
Intertek Group PLC	2,410	31,196
Invensys PLC (a)	76,382	27,190
Invensys PLC Rights (a) (c)	30,552	2,288
Investec PLC	885	42,223
ITV PLC	77,395	154,568
Johnson Matthey PLC	3,433	84,242
Kelda Group PLC	5,624	79,611
Kesa Electricals PLC	7,775	41,551
Kingfisher PLC	43,662	192,564
Ladbrokes PLC	10,011	75,438
Land Securities Group PLC	8,136	269,909
Legal and General Group PLC	112,660	267,184
Liberty International PLC	3,781	74,463
Lloyds TSB Group PLC	97,619	959,448
LogicaCMG PLC	17,725	57,196
London Stock Exchange Group	3,342	70,329
Man Group PLC	5,152	242,750
Marks & Spencer Group PLC	28,749	312,065
Meggitt PLC	7,332	43,285
MFI Furniture Group PLC	9,514	19,001
Misys PLC	7,550	30,017
Mitchells & Butler	9,973	95,069

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
National Express Group PLC	1,974	$32,415
National Grid PLC	47,945	518,660
Next PLC	4,666	140,815
Old Mutual PLC	93,851	283,319
Pearson PLC	14,798	201,539
Persimmon PLC	5,386	122,904
Premier Farnell PLC	5,332	17,477
Provident Financial PLC	3,617	41,135
Prudential PLC	42,817	483,773
Punch Taverns PLC	3,930	63,589
Rank Group PLC	9,223	34,025
Reckitt Benckiser PLC	10,935	408,464
Reed Elsevier PLC	22,444	226,609
Rentokil Intial PLC	36,225	104,500
Resolution PLC	2,834	35,112
Reuters Group PLC	25,011	178,064
Rexam PLC	8,359	81,615
Rio Tinto PLC	18,608	983,779
Rolls Royce Group (a)	32,284	247,156
Royal & Sun Alliance Insurance Group PLC	46,666	116,066
Royal Bank of Scotland Group	55,069	1,810,601
Royal Dutch Shell PLC Class A	67,802	2,281,906
Royal Dutch Shell PLC Class B	46,966	1,642,325
Sabmiller PLC	16,095	290,039
Sage Group PLC	21,039	89,774
Sainsbury	25,232	156,074
Schroders PLC	1,750	32,685
Scottish & Newcastle PLC	11,690	110,193
Scottish & Southern Energy PLC	15,422	328,246
Scottish Power PLC	25,539	275,332
Serco Group PLC	6,684	39,552
Severn Trent PLC	5,692	123,150
Signet Group PLC	37,383	66,364
Slough Estates PLC	5,900	66,716
Smith & Nephew PLC	16,972	130,717
Smiths Group PLC	9,805	161,551
Sportingbet PLC	4,611	33,552
SSL International PLC	2,302	12,654
Stagecoach Group	11,851	25,257
Tate & Lyle PLC	6,937	77,673
Taylor Woodrow PLC	10,174	62,838
Tesco PLC	137,222	847,528
The Berkeley Group Holdings PLC (a)	1,551	34,790
The Davis Service Group PLC	2,333	20,352
TI Automotive Ltd. (a) (c)	7,024	—
Tomkins PLC	15,729	83,695
Travis Perkins PLC	1,646	46,052
Trinity Mirror PLC	4,523	40,816
Unilever PLC	20,961	471,335
United Business Media PLC	4,343	52,001

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
United Utilities PLC	15,487	$183,716
Vodafone Group PLC	1,044,573	2,226,197
Whitbread PLC	4,356	93,928
William Hill PLC	5,644	65,387
Wimpey (George) PLC	5,627	47,319
Wolseley PLC	10,311	227,471
WPP Group PLC	20,752	251,162
Xstrata PLC	8,124	307,969
Yell Group PLC	11,405	107,876

		46,703,844

Total Common Stocks
(cost $151,016,176)		192,918,727

Preferred Stocks (0.21%)
Germany (0.19%)
Henkel KGaA	879	100,466
Porsche AG PFD	117	113,100
ProSiebenSat.1 Media AG	1,119	27,952
RWE AG-Non Voting PFD	640	48,207
Volkswagen AG PFD	1,793	90,587

		380,312

Italy (0.02%)
Compagnia Assicuratrice Unipol SpA	10,202	29,686

Total Preferred Stocks
(cost $253,517)		409,998

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares or principal amount	Value
Exchange-Traded Funds (0.80%)
IShares MSCI EAFE Index Fund	24,551	$1,600,970

Total Exchange-Traded Funds
(cost $1,577,449)		1,600,970

Repurchase Agreement (0.89%)
Investors Bank & Trust Repurchase Agreement, (d) 3.750%, to be repurchased at $1,771,663 on 07/03/2006	$1,771,110	1,771,110

Total Repurchase Agreement
(cost $1,771,110)		1,771,110

TOTAL INVESTMENTS (98.61%)
(cost $154,618,252)		196,700,805
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.39%)		2,774,729

NET ASSETS (100.0%)		$199,475,534

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Security valued at fair value.

(d)	Repurchase agreement is fully collateralized by Government Agency Securities with a coupon rate of 4.75%, a maturity date of August 20, 2023, and a market value of $1,859,665 as of June 30, 2006.

(e)	At June 30, 2006, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

Approximately 32.08% of the investment securities are denominated in the Euro, followed by 24.16% in the Japanese Yen, 23.74% in the British Pound, 6.71% in the Swiss Franc, 5.17% in the Australian Dollar, 2.32% in the Swedish Krone and 1.72% in the United States Dollar. The remaining investment securities representing 4.10% of total investments, are denominated in five currencies, each of which represents less than 1.61% of total investments.

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$56,870,502	28.51%
Consumer Discretionary	22,761,216	11.41
Industrials	20,696,614	10.38
Materials	16,495,384	8.27
Energy	15,700,314	7.87
Health Care	14,994,574	7.52
Consumer Staples	14,760,724	7.40
Information Technology	11,020,144	5.52
Telecommunication Services	10,049,811	5.04
Utilities	9,979,442	5.00

Total Stocks	193,328,725	96.92
Exchange-Traded Fund	1,600,970	0.80
Repurchase Agreement	1,771,110	0.89
Cash and Other Assets, Net of Liabilities	2,774,729	1.39

Net Assets	$199,475,534	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Shares	Value
Registered Investment Companies (99.67%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (38.07%) (a)	7,080,886	$71,375,333
State Farm Mutual Fund Trust Equity Fund Institutional Shares (61.60%) (a)	13,849,443	115,504,354

Total Registered Investment Companies
(cost $182,280,540)		186,879,687

TOTAL INVESTMENTS (99.67%)
(cost $182,280,540)		186,879,687
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.33%)		623,784

NET ASSETS (100.00%)		$187,503,471

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (47.12%)
Aerospace/Defense (0.33%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$913,914

Agriculture, Foods, & Beverage (3.11%)
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	993,694
Bottling Group LLC
2.450%, 10/16/2006	500,000	495,784
General Mills Inc.
2.625%, 10/24/2006	500,000	495,550
Kellogg Co.
2.875%, 06/01/2008	500,000	475,043
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	942,736
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	950,485
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	951,640
ConAgra Inc.
7.875%, 09/15/2010	333,000	356,302
Kellogg Co.
6.600%, 04/01/2011	500,000	516,509
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	493,400
General Mills Inc.
6.000%, 02/15/2012	500,000	502,943
Bottling Group LLC
4.625%, 11/15/2012	500,000	472,204
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	468,662
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	457,497

		8,572,449

Automotive (1.92%)
General Motors Acceptance Corp.
6.125%, 02/01/2007	1,000,000	995,880
6.150%, 04/05/2007	500,000	497,076
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	941,359
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	947,992
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	462,532
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	500,000	463,750
General Motors Acceptance Corp.
6.875%, 09/15/2011	500,000	477,080
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	499,728

		5,285,397

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (3.83%)
JPMorgan Chase & Co.
3.625%, 05/01/2008	$500,000	$481,974
Bank One Corp.
2.625%, 06/30/2008	1,000,000	943,985
Bank of America Corp.
3.250%, 08/15/2008	1,000,000	953,693
Bank of New York
5.050%, 03/03/2009	500,000	491,003
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	955,620
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	948,330
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	484,433
Bank of New York
4.950%, 01/14/2011	1,000,000	972,465
Wachovia Corp.
5.350%, 03/15/2011	500,000	492,894
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	990,203
US Bank NA
4.950%, 10/30/2014	500,000	468,361
Fifth Third Bank
4.750%, 02/01/2015	500,000	457,733
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	469,617
Wachovia Bank NA
5.600%, 03/15/2016	500,000	484,798
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	491,794
JP Morgan Chase
5.875%, 06/13/2016	500,000	493,162

		10,580,065

Building Materials & Construction (1.19%)
Cooper Industries Ltd.
5.250%, 11/15/2012	1,000,000	967,024
Hanson Australia Funding
5.250%, 03/15/2013	500,000	472,712
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	463,834
CRH America Inc.
5.300%, 10/15/2013	1,000,000	946,947
Masco Corp.
4.800%, 06/15/2015	500,000	445,780

		3,296,297

Chemicals (1.07%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	939,013
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	451,792

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	$500,000	$467,736
PPG Industries Inc.
7.400%, 08/15/2019	500,000	544,504
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	555,321

		2,958,366

Commercial Service/Supply (1.19%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	480,249
First Data Corp.
4.500%, 06/15/2010	500,000	477,696
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	491,658
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	469,203
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	900,331
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	466,094

		3,285,231

Computers (0.17%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	481,517

Consumer & Marketing (2.45%)
The Gillette Co.
2.500%, 06/01/2008	500,000	472,480
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	476,863
Clorox Co.
4.200%, 01/15/2010	500,000	475,746
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	467,946
Avon Products Inc.
5.125%, 01/15/2011	500,000	485,760
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	994,307
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	463,191
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	470,477
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	951,081
Clorox Co.
5.000%, 01/15/2015	500,000	468,270
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,026,351

		6,752,472

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Mfg. (0.98%)
Raytheon Co.
6.550%, 03/15/2010	$500,000	$511,695
Emerson Electric Co.
7.125%, 08/15/2010	315,000	332,270
General Electric Co.
5.000%, 02/01/2013	500,000	478,919
Emerson Electric Co.
4.500%, 05/01/2013	500,000	466,003
4.750%, 10/15/2015	1,000,000	922,703

		2,711,590

Financial Services (3.65%)
Caterpillar Financial Services Corp.
2.700%, 07/15/2008	500,000	471,666
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	500,000	484,936
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	951,766
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	950,737
SLM Corp.
4.500%, 07/26/2010	1,000,000	953,384
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	968,723
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	971,328
American Express Credit
5.000%, 12/02/2010	1,000,000	974,997
Household Finance Corp.
5.250%, 01/14/2011	500,000	488,340
SLM Corp.
5.450%, 04/25/2011	500,000	491,349
Citigroup Inc.
5.125%, 05/05/2014	500,000	476,007
Goldman Sachs Group Inc.
5.500%, 11/15/2014	500,000	479,867
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	468,458
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	452,050
Citigroup Inc.
5.300%, 01/07/2016	500,000	476,240

		10,059,848

Forest Products & Paper (0.75%)
International Paper Co.
6.750%, 09/01/2011	500,000	516,621
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	508,859

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Forest Products & Paper (Cont.)
International Paper Co.
5.250%, 04/01/2016	$500,000	$454,031
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	582,908

		2,062,419

Health Care (5.66%)
Abbott Laboratories
6.400%, 12/01/2006	500,000	501,364
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	967,540
Abbott Laboratories
3.500%, 02/17/2009	500,000	475,228
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	966,429
Amgen Inc.
4.000%, 11/18/2009	500,000	475,278
Genentech Inc.
4.400%, 07/15/2010	1,000,000	955,194
Medtronic Inc.
4.375%, 09/15/2010	500,000	476,284
Abbott Laboratories
5.600%, 05/15/2011	750,000	745,849
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	458,325
Wyeth
5.500%, 03/15/2013	500,000	486,763
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	465,994
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	906,172
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	969,352
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	936,526
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	914,342
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	978,642
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	930,968
Amgen Inc.
4.850%, 11/18/2014	500,000	465,062
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	457,828
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	899,668
Medtronic Inc.
4.750%, 09/15/2015	500,000	456,951
Abbott Laboratories
5.875%, 05/15/2016	750,000	743,575

		15,633,334

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (3.22%)
United Technologies Corp.
4.375%, 05/01/2010	$500,000	$478,719
Deere & Co.
7.850%, 05/15/2010	500,000	535,773
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	974,495
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	474,098
Goodrich Corp.
7.625%, 12/15/2012	500,000	546,502
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	474,660
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	492,853
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	701,057
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	933,374
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	921,467
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	462,940
Dover Corp.
4.875%, 10/15/2015	1,000,000	924,798
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	964,825

		8,885,561

Media & Broadcasting (1.39%)
The Walt Disney Co.
5.500%, 12/29/2006	500,000	500,036
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	542,272
New York Times Co.
4.500%, 03/15/2010	500,000	477,146
Gannett Co.
5.750%, 06/01/2011	1,000,000	984,443
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	864,010
New York Times Co.
5.000%, 03/15/2015	500,000	455,706

		3,823,613

Mining & Metals (1.64%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	936,873
Alcoa Inc.
7.375%, 08/01/2010	500,000	528,523
BHP Billiton Finance
5.000%, 12/15/2010	500,000	486,303
Alcoa Inc.
6.500%, 06/01/2011	250,000	257,465

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Billiton Finance
4.800%, 04/15/2013	$500,000	$469,688
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	923,558
Alcan Inc.
5.000%, 06/01/2015	1,000,000	923,936

		4,526,346

Oil & Gas (1.63%)
BP Capital Markets PLC
2.625%, 03/15/2007	1,000,000	980,149
ChevronTexaco Capital Co.
3.500%, 09/17/2007	500,000	487,786
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	552,586
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,500,294
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	504,529
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	478,846

		4,504,190

Retailers (3.44%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	960,343
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	972,510
CVS Corp.
4.000%, 09/15/2009	1,000,000	946,304
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	948,312
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	946,937
Home Depot Inc.
4.625%, 08/15/2010	500,000	481,591
Safeway Inc.
4.950%, 08/16/2010	500,000	477,348
Albertson’s Inc.
7.500%, 02/15/2011	500,000	494,035
Home Depot Inc.
5.200%, 03/01/2011	500,000	490,881
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	934,258
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	902,812
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	940,209

		9,495,540

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (2.69%)
Cingular Wireless
5.625%, 12/15/2006	$500,000	$500,008
GTE North Inc.
5.650%, 11/15/2008	500,000	494,965
Vodafone Group PLC
7.750%, 02/15/2010	500,000	528,463
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	536,785
Verizon Communications
5.350%, 02/15/2011	1,000,000	974,098
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	981,452
Vodafone Group PLC
5.500%, 06/15/2011	500,000	488,383
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	506,777
Alltel Corp.
7.000%, 07/01/2012	500,000	527,678
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	930,408
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	947,885

		7,416,902

Utilities & Energy (6.81%)
Alabama Power Co.
7.125%, 10/01/2007	300,000	304,985
3.125%, 05/01/2008	500,000	477,994
Pacificorp
4.300%, 09/15/2008	1,000,000	972,843
Duke Energy Corp.
4.500%, 04/01/2010	500,000	479,214
Progress Energy Florida
4.500%, 06/01/2010	500,000	478,233
Commonwealth Edison
4.740%, 08/15/2010	500,000	480,313
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	534,201
Reliant Energy
7.750%, 02/15/2011	500,000	534,522
Appalachian Power Co.
5.550%, 04/01/2011	500,000	491,597
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	504,674
Tampa Electric Co.
6.875%, 06/15/2012	500,000	523,373
Northern States Power Co.
8.000%, 08/28/2012	500,000	555,101
Southern California Gas
4.800%, 10/01/2012	500,000	474,379
Georgia Power
5.125%, 11/15/2012	200,000	193,313

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
MidAmerican Energy Co.
5.125%, 01/15/2013	$1,000,000	$960,651
Florida Power Corp.
4.800%, 03/01/2013	500,000	469,822
Peoples Gas Lt.
4.625%, 05/01/2013	500,000	464,321
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	930,499
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	472,053
PSI Energy
5.000%, 09/15/2013	1,000,000	939,465
Boston Edison
4.875%, 04/15/2014	1,000,000	943,336
Union Electric Co.
5.500%, 05/15/2014	500,000	484,810
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	911,524
Union Elec Co.
4.750%, 04/01/2015	500,000	455,745
Commonwealth Edison
4.700%, 04/15/2015	500,000	454,868
Southwestern Electric Power
5.375%, 04/15/2015	500,000	472,062
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	478,311
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	958,250
Virginia Electric & Power
5.400%, 01/15/2016	500,000	470,888
Ohio Power Co.
6.000%, 06/01/2016	500,000	493,045
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	460,398
Southern California Gas
5.450%, 04/15/2018	500,000	478,633
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	491,478

		18,794,901

Total Corporate Bonds
(cost $134,994,854)		130,039,952

	Principal amount	Value
Taxable Municipal Bonds (0.67%)
Illinois State
3.850%, 06/01/2013	$1,000,000	$898,240
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	961,980

Total Taxable Municipal Bonds
(cost $1,998,540)		1,860,220

Foreign Government Bonds (0.18%)
Province of Ontario
5.500%, 10/01/2008	500,000	499,933

Total Foreign Government Bonds
(cost $487,056)		499,933

Government Agency Securities (29.74%) (a)
Agency Notes & Bonds (5.43%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,034,190
4.500%, 07/15/2013	1,500,000	1,411,922
5.200%, 03/05/2019	2,000,000	1,876,190
5.300%, 05/12/2020	3,000,000	2,754,987
Federal National Mortgage Association
6.625%, 10/15/2007	500,000	506,747
3.250%, 01/15/2008	3,000,000	2,902,527
3.250%, 08/15/2008	1,500,000	1,434,373
6.625%, 11/15/2010	1,000,000	1,043,945
4.375%, 09/15/2012	1,500,000	1,413,592
7.125%, 01/15/2030	500,000	597,213

		14,975,686

Mortgage-Backed Securities (24.31%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	663,978	640,579
5.000%, 09/01/2018	635,772	613,360
5.000%, 09/01/2018	589,635	568,855
5.500%, 11/01/2018	587,490	577,162
4.500%, 11/01/2018	1,353,852	1,280,533
5.000%, 01/01/2019	649,690	626,286
5.000%, 04/01/2019	665,562	641,586
4.500%, 05/01/2019	730,906	690,911
4.000%, 05/01/2019	793,433	732,340
5.500%, 06/01/2019	1,000,339	982,122
5.000%, 01/01/2020	787,939	759,555
5.500%, 04/01/2020	844,839	828,920
5.500%, 07/01/2020	1,694,829	1,663,965
6.000%, 11/01/2028	87,870	86,929
6.500%, 06/01/2029	146,001	147,598
7.500%, 12/01/2030	11,235	11,631
7.000%, 07/01/2031	15,771	16,165

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.500%, 09/01/2031	$27,088	$27,352
6.000%, 11/01/2032	376,668	372,253
6.000%, 12/01/2032	190,026	187,799
5.500%, 05/01/2033	2,253,994	2,174,491
5.500%, 07/01/2033	1,479,467	1,427,284
5.000%, 08/01/2033	1,478,553	1,387,477
5.500%, 03/01/2034	788,699	759,538
5.000%, 04/01/2034	1,267,850	1,187,853
6.000%, 07/01/2034	1,858,208	1,833,273
5.000%, 05/01/2035	1,834,969	1,715,012
5.500%, 05/01/2035	1,856,680	1,784,485
4.500%, 08/01/2035	964,849	875,332
Federal National Mortgage Association
6.000%, 09/01/2013	298,510	299,569
5.500%, 12/01/2016	140,380	138,033
5.500%, 01/01/2017	76,855	75,570
5.500%, 01/01/2017	607,049	596,899
6.500%, 01/01/2017	76,052	77,148
5.500%, 02/01/2017	537,842	528,849
5.000%, 03/01/2017	599,848	579,035
6.000%, 04/01/2017	94,433	94,794
5.500%, 01/01/2018	390,435	383,973
5.000%, 02/01/2018	710,754	686,092
5.000%, 05/01/2018	543,587	524,430
5.000%, 05/01/2018	1,071,757	1,034,520
5.000%, 05/01/2018	1,051,737	1,015,196
4.500%, 05/01/2018	1,303,428	1,234,856
4.500%, 05/01/2018	1,305,139	1,236,477
4.500%, 03/01/2019	749,383	708,725
5.500%, 10/01/2019	1,490,041	1,463,806
5.000%, 11/01/2019	1,517,009	1,463,293
4.500%, 12/01/2019	823,235	779,120
5.000%, 06/01/2020	1,343,598	1,294,421
4.500%, 09/01/2020	1,398,864	1,320,684
7.500%, 09/01/2029	84,371	87,472
8.000%, 03/01/2030	17,442	18,408
6.500%, 05/01/2030	122,854	124,104
6.500%, 08/01/2031	35,432	35,756
7.000%, 08/01/2031	24,162	24,756
6.500%, 10/01/2031	83,927	84,692
6.000%, 11/01/2031	82,436	81,492
7.000%, 01/01/2032	98,034	100,447
6.000%, 03/01/2032	107,033	105,807
6.500%, 03/01/2032	48,710	49,154
6.500%, 04/01/2032	325,543	328,416
7.000%, 04/01/2032	103,397	105,925
6.500%, 05/01/2032	759,300	768,834
6.000%, 05/01/2032	87,963	86,903
6.500%, 06/01/2032	110,188	111,161
7.000%, 06/01/2032	170,600	174,771

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
7.000%, 06/01/2032	$180,212	$184,618
6.500%, 07/01/2032	240,765	242,890
6.000%, 08/01/2032	406,595	401,695
6.500%, 10/01/2032	557,659	562,581
5.500%, 10/01/2032	1,379,602	1,331,096
6.000%, 11/01/2032	474,538	468,820
6.000%, 01/01/2033	279,705	276,334
5.500%, 03/01/2033	467,246	450,752
5.500%, 03/01/2033	1,072,542	1,034,682
6.000%, 04/01/2033	685,581	676,883
5.000%, 05/01/2033	693,536	651,439
5.000%, 05/01/2033	923,015	866,989
5.000%, 08/01/2033	1,336,100	1,255,000
5.500%, 10/01/2033	1,007,669	972,098
5.000%, 03/01/2034	2,175,303	2,043,264
5.500%, 05/01/2034	1,466,689	1,412,498
6.000%, 07/01/2034	869,251	857,278
5.500%, 12/01/2034	2,026,168	1,951,305
5.500%, 04/01/2035	1,797,049	1,727,273
5.500%, 07/01/2035	2,241,824	2,154,779
5.000%, 10/01/2035	1,437,902	1,344,977
Government National Mortgage Association
6.000%, 05/15/2017	262,335	264,365
6.500%, 06/15/2028	146,569	148,824
6.000%, 11/15/2028	167,072	166,235
6.500%, 03/15/2029	170,383	172,983
7.000%, 06/15/2029	137,137	141,520
7.500%, 08/20/2030	38,132	39,602
6.500%, 11/15/2031	13,221	13,404
6.000%, 01/15/2032	103,047	102,373
5.500%, 10/15/2033	1,048,469	1,017,537
5.000%, 11/20/2033	1,335,816	1,257,585
6.000%, 12/20/2033	481,574	477,162

		67,093,075

Total Government Agency Securities
(cost $85,747,427)		82,068,761

U.S. Treasury Obligations (20.02%)
U.S. Treasury Bonds
7.250%, 05/15/2016	3,000,000	3,473,673
7.500%, 11/15/2016	1,500,000	1,774,218
8.125%, 08/15/2019	750,000	949,512
6.250%, 08/15/2023	3,000,000	3,308,673
6.875%, 08/15/2025	1,000,000	1,185,781
U.S. Treasury Notes
6.500%, 10/15/2006	3,000,000	3,009,843
4.375%, 05/15/2007	3,000,000	2,977,032
6.125%, 08/15/2007	1,750,000	1,765,790
3.000%, 11/15/2007	2,000,000	1,941,796

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (Cont.)
5.500%, 02/15/2008	$2,000,000	$2,010,468
5.625%, 05/15/2008	3,000,000	3,023,673
4.750%, 11/15/2008	3,000,000	2,973,165
6.000%, 08/15/2009	4,600,000	4,714,821
6.500%, 02/15/2010	2,000,000	2,089,610
5.750%, 08/15/2010	4,000,000	4,098,280
5.000%, 08/15/2011	4,000,000	3,987,968
4.375%, 08/15/2012	4,000,000	3,847,812
4.000%, 11/15/2012	1,500,000	1,409,883
4.250%, 08/15/2013	4,000,000	3,795,000
4.750%, 05/15/2014	3,000,000	2,926,524

Total U.S. Treasury Obligations
(cost $57,230,327)		55,263,522

Short-term Investments (1.52%)
JPMorgan Treasury Plus Money Market Fund	4,195,445	4,195,445

Total Short-term Investments
(cost $4,195,445)		4,195,445

TOTAL INVESTMENTS (99.25%)
(cost $284,653,649)		273,927,833
OTHER ASSETS, NET OF LIABILITIES (0.75%)		2,059,630

NET ASSETS (100.00%)		$275,987,463

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (97.56%) (b)
California (9.12%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	$1,500,000	$1,573,620
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	928,809
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,463,439
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,568,340
State of California, General Obligation Bonds	5.250%	02/01/2019	A1	2,200,000	2,301,772
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2019	A1	650,000	664,865
Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, 1996 Series B	4.750%	07/01/2021	Aaa	230,000	230,000
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A1	600,000	613,608

					9,344,453

Colorado (2.51%)
Adams County, School District, Number 12, Colorado, General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2007 @ 101) (c)	5.400%	12/15/2014	Aaa	440,000	454,507
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,432,121
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	685,672

					2,572,300

Connecticut (1.49%)
Town of New Canaan, Connecticut	4.500%	04/01/2020	Aaa	900,000	898,119
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @100) (c)	5.000%	01/15/2021	Aaa	600,000	630,078

					1,528,197

Delaware (1.64%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,684,101

Georgia (3.10%)
Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000 (Prerefunded to 10-01-2010 @ 101)	5.500%	10/01/2014	Aa2	2,000,000	2,135,840
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,038,110

					3,173,950

Idaho (1.52%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	525,895
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,031,140

					1,557,035

Illinois (1.04%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,066,640

Indiana (1.42%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,452,836

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (0.50%)
Des Moines, Iowa Urban Renewal Series D	5.000%	06/01/2022	Aa2	$500,000	$511,890

Kansas (7.70%)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (c)	5.750%	09/01/2013	Aa2	2,300,000	2,460,632
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (c)	5.500%	10/01/2016	AA	2,000,000	2,072,980
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	850,000	825,206
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	756,455
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,018,730
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	243,065
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	252,940
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	257,628

					7,887,636

Louisiana (0.61%)
State of Louisiana, General Obligation Bonds, Series 2000-A (Prerefunded to 11-15-2010 @100) (c)	5.000%	11/15/2019	Aaa	600,000	625,944

Maryland (3.17%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,314,725
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2005, Second Series	4.250%	08/01/2020	Aaa	900,000	887,787
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2023	Aaa	1,000,000	1,042,260

					3,244,772

Massachusetts (2.09%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (c)	5.500%	01/01/2015	Aa2	1,000,000	1,075,490
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,063,620

					2,139,110

Michigan (4.67%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	2,575,000	2,691,519
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa2	1,985,000	2,089,669

					4,781,188

Minnesota (2.60%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,658,625

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (2.48%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	$2,400,000	$2,540,400

Missouri (6.32%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,313,913
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,227,395
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (c)	5.625%	07/01/2016	Aaa	1,260,000	1,343,525
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000	5.000%	02/01/2017	Aaa	2,500,000	2,585,450

					6,470,283

Montana (0.32%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa3	315,000	322,900

Nebraska (1.62%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,663,473

New Hampshire (3.10%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	1,510,000	1,557,021
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,622,202

					3,179,223

New Jersey (1.52%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,561,080

New York (2.33%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,349,309
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aaa	1,000,000	1,040,450

					2,389,759

North Carolina (2.04%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 6-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2	1,000,000	1,054,600
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,038,730

					2,093,330

Ohio (7.31%)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1 (Prerefunded to 11-15-2010 @ 101) (c)	5.500%	11/15/2014	Aaa	2,400,000	2,571,696
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,060,050

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
State of Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 2000 (Prerefunded to 2-01-2010 @ 100) (c)	5.750%	02/01/2016	Aa1	$2,400,000	$2,541,624
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2020	Aa2	1,270,000	1,310,577

					7,483,947

Oregon (5.39%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	1,000,000	1,066,590
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded 6-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa3	1,500,000	1,611,750
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 6-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa3	2,000,000	2,093,400
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	744,367

					5,516,107

Rhode Island (0.99%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,017,670

Tennessee (5.07%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded 5-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa3	2,440,000	2,567,685
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 3-01-2010 @ 100) (c)	5.400%	03/01/2020	Aa1	2,500,000	2,621,175

					5,188,860

Texas (10.12%)
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Revenue Refunding Bonds, Series 2000 (Prerefunded 10-01-2010 @100) (c)	5.500%	10/01/2013	Aa2	2,400,000	2,547,480
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	2,400,000	2,541,624
Plano Independent School District, (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000 (Prerefunded to 8-15-2010 @ 100) (c)	5.125%	02/15/2016	Aaa	2,500,000	2,614,150
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,660,721

					10,363,975

Utah (1.14%)
West Jordan Utah, General Obligation Bonds Series 2004	5.250%	04/01/2022	Aaa	680,000	713,864
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	440,000	455,955

					1,169,819

Virginia (2.06%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,000,000	1,040,680
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,063,370

					2,104,050

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (2.57%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	$2,500,000	$2,635,425

Total Long-term Municipal Bonds
(cost $97,235,080)					99,928,978

Short-term Investments (1.48%)
JPMorgan Tax Free Money Market Fund				1,520,386	1,520,386

Total Short-term Investments
(cost $1,520,386)					1,520,386

TOTAL INVESTMENTS (99.04%)
(cost $98,755,466)					101,449,364
OTHER ASSETS, NET OF LIABILITIES (0.96%)					981,181

NET ASSETS (100.00%)					$102,430,545

(a)	Ratings represent the lower of Moody’s or S&P’s ratings.

(b)	Long-term Municipal Bonds consisted of 48.04% Advanced Refund Bonds, 27.43% General Obligation Bonds, and 24.53% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

	Principal amount	Value
Short-term Investments (100.05%)
Automotive (19.13%)
Toyota Motor Credit Corp.
4.970% to 4.980%, 07/06/2006	$5,479,000	$5,475,217
American Honda Finance Corp.
4.980%, 07/13/2006	5,400,000	5,391,036
FCAR Owner Trust Series I
5.040%, 07/14/2006	5,544,000	5,508,241
New Center Asset Trust
5.070%, 07/24/2006	5,500,000	5,459,094

		21,833,588

Commercial Service/Supply (1.00%)
Pitney Bowes Inc. (a)
5.170%, 07/06/2006	1,146,000	1,145,177

Financial Services (24.00%)
Caterpillar Financial Services Corp.
4.850%, 07/03/2006	443,000	442,881
Citigroup Funding
4.950%, 07/07/2006	5,500,000	5,452,227
HSBC Finance Corp.
4.980%, 07/10/2006	5,420,000	5,399,634
Caterpillar Financial Services Corp.
5.280%, 07/11/2006	5,200,000	5,192,373
General Electric Capital Corp.
5.030%, 07/18/2006	5,500,000	5,462,233
Chevron Funding Corp.
4.980%, 07/20/2006	5,450,000	5,435,676

		27,385,024

Government Agency Securities (48.39%) (b)
Federal Home Loan Mortgage Corp.
4.850%, 07/11/2006	2,500,000	2,496,632
4.920%, 07/18/2006	5,000,000	4,988,379
5.060%, 09/01/2006	3,000,000	2,973,857
5.230%, 09/12/2006	5,363,000	5,306,341
5.260%, 09/22/2006	6,000,000	5,927,237
5.280%, 09/26/2006	5,000,000	4,936,200
Federal National Mortgage Association
4.780%, 07/24/2006	5,000,000	4,984,731
5.160%, 07/26/2006	5,000,000	4,982,083
4.960%, 08/01/2006	5,500,000	5,476,509
5.180%, 08/03/2006	2,000,000	1,990,503
4.970%, 08/09/2006	2,500,000	2,486,540
4.960%, 08/11/2006	4,750,000	4,723,168
5.240%, 09/06/2006	3,000,000	2,970,743
5.290%, 09/20/2006	1,000,000	988,142

		55,231,065

	Shares or principal amount	Value
Short-term Investments (Cont.)
Registered Investment Companies (2.75%)
JPMorgan Treasury Plus Money Market Fund	3,140,053	$3,140,053

Telecom & Telecom Equipment (4.78%)
BellSouth Corp.
5.190%, 08/22/2006	$5,500,000	5,456,138

Total Short-term Investments
(cost $ 114,191,045)		114,191,045

TOTAL INVESTMENTS (100.05%)
(cost $ 114,191,045)		114,191,045
LIABILITIES, NET OF OTHER ASSETS (-0.05%)		(57,121)

NET ASSETS (100.00%)		$114,133,924

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security is purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security amounted to $1,145,177 or 1.00% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006

(Unaudited)

	Equity Fund	Small Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$277,157,159	122,225,180	80,607,746

Investments in securities at market value	$290,878,758	128,241,502	104,367,051
Investments in securities in Master Portfolios	—	—	—
Cash	—	—	—
Foreign currencies at value (cost $63,774 and $2,374,332, respectively)	—	—	63,768
Receivable for:
Dividends and interest	519,626	108,240	219,945
Shares of the Fund sold	128,889	72,948	50,077
Securities sold	1,318,604	712,103	381,953
SFIMC	—	15,849	26,936
Variation margin	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	5,658
Prepaid expenses	16,953	18,955	22,315

Total assets	292,862,830	129,169,597	105,137,703

Liabilities and Net Assets
Dividends to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	45,550	26,542	11,788
Securities purchased	—	544,648	299,020
Unrealized loss on forward foreign currency contracts	—	—	20,789
Due to affiliates	811,792	495,715	438,922
Accrued liabilities	55,366	49,611	43,452

Total Liabilities	912,708	1,116,516	813,971

Net assets applicable to shares outstanding of common stock	$291,950,122	128,053,081	104,323,732

Analysis of Net Assets
Paid-in-capital	$268,192,390	113,085,138	85,299,452
Accumulated net realized gain (loss)	8,126,847	9,395,383	(4,493,797)
Net unrealized appreciation (depreciation)	13,721,787	6,016,325	23,746,855
Undistributed (accumulated) net investment income (loss)	1,909,098	(443,765)	(228,778)

Net assets applicable to shares outstanding	$291,950,122	128,053,081	104,323,732

Fund shares outstanding: Class A Shares	530,832	899,178	865,901
Class B Shares	477,841	882,411	845,727
Legacy Class A Shares	12,122,339	6,488,439	4,482,341
Legacy Class B Shares	4,701,388	2,338,029	1,587,536
Institutional Shares	16,130,674	1,357,004	956,400
Class R-1 Shares	227,950	174,133	170,432
Class R-2 Shares	305,245	139,200	154,880
Class R-3 Shares	148,514	124,535	130,280
Net assets applicable to shares outstanding: Class A Shares	$4,422,512	9,420,454	9,815,285
Class B Shares	3,975,996	9,233,252	9,574,997
Legacy Class A Shares	103,594,694	67,006,292	51,002,646
Legacy Class B Shares	39,832,189	23,614,908	17,926,384
Institutional Shares	134,461,472	14,228,635	10,843,996
Class R-1 Shares	1,890,961	1,802,401	1,926,728
Class R-2 Shares	2,535,799	1,445,727	1,756,268
Class R-3 Shares	1,236,499	1,301,412	1,477,428
Net asset value: Class A Shares	$8.33	10.48	11.34
Class B Shares	8.32	10.46	11.32
Legacy Class A Shares	8.55	10.33	11.38
Legacy Class B Shares	8.47	10.10	11.29
Institutional Shares	8.34	10.49	11.34
Class R-1 Shares	8.30	10.35	11.30
Class R-2 Shares	8.31	10.39	11.34
Class R-3 Shares	8.33	10.45	11.34
Maximum offering price: Class A Shares	$8.77	11.03	11.94
Legacy A Shares	8.81	10.65	11.73

See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund
—	255,005,330	154,618,252	182,280,540	284,653,649	98,755,466	114,191,045

—	300,583,707	196,700,805	186,879,687	273,927,833	101,449,364	114,191,045
567,851,395	—	—	—	—	—	—
—	—	—	542,243	—	—	—
—	—	2,375,707	—	—	—	—
—	394,358	493,601	267,538	3,016,123	1,388,873	7,238
356,580	177,724	146,652	42,248	82,660	28,934	624,972
—	53,498,260	634,430	—	—	—	—
—	13,314	46,340	59,288	—	2,631	13,326
—	160,226	165,079	—	—	—	—
—	—	—	—	—	—	—
34,946	23,625	19,127	4,162	19,030	16,749	18,840

568,242,921	354,851,214	200,581,741	187,795,166	277,045,646	102,886,551	114,855,421

—	—	—	—	152	4	—
138,328	70,594	22,949	50,490	518,220	229,005	515,811
—	49,567,586	292,101	—	—	—	—
—	—	37,611	—	—	—	—
1,153,318	792,503	682,674	198,207	479,750	205,242	170,566
129,295	89,144	70,872	42,998	60,061	21,755	35,120

1,420,941	50,519,827	1,106,207	291,695	1,058,183	456,006	721,497

566,821,980	304,331,387	199,475,534	187,503,471	275,987,463	102,430,545	114,133,924

507,752,137	235,160,929	154,107,215	172,610,820	287,290,248	99,838,669	114,133,924
(13,573,158)	22,540,112	1,070,468	10,237,460	(576,969)	(102,022)	—
69,495,298	46,075,842	42,236,787	4,599,147	(10,725,816)	2,693,898	—
3,147,703	554,504	2,061,064	56,044	—	—	—

566,821,980	304,331,387	199,475,534	187,503,471	275,987,463	102,430,545	114,133,924

1,176,932	742,130	838,134	1,049,083	544,813	325,294	5,962,047
1,021,804	671,478	774,629	1,003,500	499,017	306,832	2,502,184
35,733,668	12,441,146	8,833,913	10,395,714	12,198,787	6,430,539	80,904,037
13,472,365	4,550,308	2,842,712	5,071,671	5,320,647	2,476,723	3,718,403
6,063,950	2,706,320	2,142,308	986,486	8,297,514	18,438	12,984,806
448,843	177,858	193,081	187,485	189,514		3,621,637
483,056	191,224	211,981	133,355	203,151		3,142,622
154,949	90,215	120,122	115,422	111,258		1,298,188
11,432,231	10,590,535	10,515,863	10,338,517	5,489,980	3,491,157	5,962,047
9,914,165	9,568,448	9,704,223	9,888,677	5,027,882	3,292,635	2,502,184
345,922,285	175,540,876	110,360,289	102,989,530	123,079,002	68,908,373	80,904,037
130,100,159	63,473,777	35,443,196	50,301,186	53,695,818	26,540,578	3,718,403
58,932,641	38,623,012	26,874,775	9,724,337	83,615,747	197,802	12,984,806
4,342,765	2,524,371	2,415,416	1,829,577	1,910,605		3,621,637
4,672,345	2,722,794	2,654,464	1,303,070	2,046,479		3,142,622
1,505,389	1,287,524	1,507,308	1,128,577	1,121,950		1,298,188
9.71	14.27	12.55	9.85	10.08	10.73	1.00
9.70	14.25	12.53	9.85	10.08	10.73	1.00
9.68	14.11	12.49	9.91	10.09	10.72	1.00
9.66	13.95	12.47	9.92	10.09	10.72	1.00
9.72	14.27	12.54	9.86	10.08	10.73	1.00
9.68	14.19	12.51	9.76	10.08		1.00
9.67	14.24	12.52	9.77	10.07		1.00
9.72	14.27	12.55	9.78	10.08		1.00
10.22	15.02	13.21	10.37	10.39	11.06
9.98	14.55	12.88	10.22	10.40	11.05

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006

(Unaudited)

	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund
Assets
Investments in securities at identified cost	$—	—	—	—	—

Investments in securities at market value	$—	—	—	—	—
Investments in securities in Master Portfolios	136,973,042	341,993,149	544,188,069	388,161,251	270,790,074
Cash	—	—	—	—	—
Foreign currencies at value	—	—	—	—	—
Receivable for:
Dividends and interest	—	—	—	—	—
Shares of the Fund sold	113,579	648,893	1,263,494	935,448	640,957
Securities sold	—	—	—	—	—
SFIMC	99	—	—	23	103
Variation margin	—	—	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	—	—	—
Prepaid expenses	20,010	24,921	29,074	26,850	25,086

Total assets	137,106,730	342,666,963	545,480,637	389,123,572	271,456,220

Liabilities and Net Assets
Dividends to shareholders	18,174	—	—	—	—
Payable for:
Shares of the Fund redeemed	93,049	347,993	125,256	60,244	65,835
Securities purchased	—	—	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	—	—	—
Due to affiliates	335,592	797,803	1,265,214	901,680	634,511
Accrued liabilities	21,304	32,068	57,987	51,846	51,690

Total Liabilities	468,119	1,177,864	1,448,457	1,013,770	752,036

Net assets applicable to shares outstanding of common stock	$136,638,611	341,489,099	544,032,180	388,109,802	270,704,184

Analysis of Net Assets
Paid-in-capital	132,358,241	323,313,263	501,892,250	354,690,690	247,091,674
Accumulated net realized gain (loss)	1,588,163	4,572,077	10,787,048	8,756,268	7,092,128
Net unrealized appreciation (depreciation)	2,802,752	10,590,658	27,865,927	22,980,810	15,791,611
Undistributed (accumulated) net investment income (loss)	(110,545)	3,013,101	3,486,955	1,682,034	728,771

Net assets applicable to shares outstanding	$136,638,611	341,489,099	544,032,180	388,109,802	270,704,184

Fund shares outstanding: Class A Shares	184,839	680,343	590,484	466,922	376,123
Class B Shares	19,982	36,668	76,232	75,389	62,085
Legacy Class A Shares	9,841,287	21,050,014	29,833,550	18,568,051	11,688,434
Legacy Class B Shares	1,046,779	3,800,967	6,435,960	4,707,106	3,102,624
Institutional Shares	860,364	2,289,968	3,962,192	3,698,149	2,952,614
Class R-1 Shares	91,455	207,637	261,178	261,565	232,117
Class R-2 Shares	83,871	184,028	275,968	210,080	215,770
Class R-3 Shares	9,249	28,396	83,311	54,454	23,359
Net assets applicable to shares outstanding: Class A Shares	$2,073,628	8,297,703	7,817,574	6,509,464	5,485,480
Class B Shares	224,196	445,234	1,007,159	1,049,259	904,926
Legacy Class A Shares	110,778,911	254,125,480	390,716,232	256,989,077	169,556,705
Legacy Class B Shares	11,786,404	45,681,052	84,016,086	64,772,534	44,828,859
Institutional Shares	9,709,616	27,857,296	52,316,351	51,498,252	43,087,426
Class R-1 Shares	1,018,064	2,505,930	3,431,084	3,617,733	3,360,911
Class R-2 Shares	943,574	2,231,626	3,632,411	2,916,612	3,139,502
Class R-3 Shares	104,218	344,778	1,095,283	756,871	340,375
Net asset value: Class A Shares	11.22	12.20	13.24	13.94	14.58
Class B Shares	11.22	12.14	13.21	13.92	14.58
Legacy Class A Shares	11.26	12.07	13.10	13.84	14.51
Legacy Class B Shares	11.26	12.02	13.05	13.76	14.45
Institutional Shares	11.29	12.16	13.20	13.93	14.59
Class R-1 Shares	11.13	12.07	13.14	13.83	14.48
Class R-2 Shares	11.25	12.13	13.16	13.88	14.55
Class R-3 Shares	11.27	12.14	13.15	13.90	14.57
Maximum offering price: Class A Shares	11.81	12.84	13.94	14.67	15.35
Legacy A Shares	11.61	12.44	13.51	14.27	14.96

See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2006

(Unaudited)

	Equity Fund	Small Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund	International Index Fund
Investment Income: (a)
Dividends	$3,387,696	482,473	1,513,459	5,256,073	1,684,739	3,732,020
Interest	130,186	88,034	59,419	120,553	140,462	126,427
Securities lending - net	—	—	—	55,784	—	—
Tax-exempt interest	—	—	—	—	—	—

	3,517,882	570,507	1,572,878	5,432,410	1,825,201	3,858,447
Less: foreign withholding taxes	(36,435)	(4,658)	(150,051)	—	(866)	(320,499)
Portfolio expenses of Master Portfolios (b)	—	—	—	(139,793)	—	—

Total investment income	3,481,447	565,849	1,422,827	5,292,617	1,824,335	3,537,948
Expenses:
Investment advisory and management fees	859,439	523,204	400,540	418,790	516,616	460,115
Shareholder services fees	359,909	165,087	126,893	701,407	371,117	232,159
Distribution fees Class A	1,916	4,213	4,321	4,587	4,396	4,471
Distribution fees Class B	6,693	15,906	16,304	16,654	16,052	16,387
Distribution fees Legacy Class A	127,486	85,824	60,755	433,948	214,958	128,043
Distribution fees Legacy Class B	143,754	118,692	95,855	448,179	242,710	147,109
Distribution fees Class R-1	4,436	4,414	4,597	9,825	5,910	5,557
Distribution fees Class R-2	3,303	2,163	2,484	6,676	3,592	3,525
Reports to shareholders	39,176	27,125	16,469	97,496	43,355	33,065
Regulatory fees	32,038	32,468	27,250	35,005	33,401	35,029
Professional fees	16,693	21,877	20,588	23,192	26,251	17,381
Errors & omissions insurance	7,994	2,513	1,271	12,087	5,631	3,283
Trustees’ fees and expenses	4,570	1,943	1,376	8,942	4,516	2,746
Custodian fees	2,974	5,102	66,284	80	29,284	83,079
ICI dues	1,683	782	513	3,623	1,820	969
Chief Compliance Officer Expense	1,464	1,254	412	2,845	852	867
Securities valuation fees	864	1,769	16,471	—	8,038	43,250
Fidelity bond expense	700	340	208	1,406	742	343
Index license fees	—	—	—	28,109	9,926	45,053

Total expenses	1,615,092	1,014,676	862,591	2,252,851	1,539,167	1,262,431
Less: expense reimbursement from SFIMC	—	(29,772)	(50,708)	—	(16,211)	(127,031)

	1,615,092	984,904	811,883	2,252,851	1,522,956	1,135,400

Net expenses
Net investment income (loss)	1,866,355	(419,055)	610,944	3,039,766	301,379	2,402,548
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	6,905,177	6,401,175	3,379,389	(6,315,552)	22,054,348	336,890
Net realized gain (loss) on forward foreign currency contracts	—	—	(2,201)	—	—	460,253
Net realized gain (loss) on foreign currency transactions	143	—	2,534	—	—	(207,191)
Net realized gain (loss) on future contracts	—	—	—	(177,121)	(781,788)	303,724
Change in net unrealized gain (loss) on open futures contracts	—	—	—	152,959	522,407	136,897
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,589,791	(3,540,863)	1,436,150	15,451,396	(2,229,945)	11,847,906

Net realized and unrealized gain (loss) on investments	9,495,111	2,860,312	4,815,872	9,111,682	19,565,022	12,878,479

Net change in net assets resulting from operations	$11,361,466	2,441,257	5,426,816	12,151,448	19,866,401	15,281,027

(a)	Components of investment income for the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds reflect each Funds’ proportionate income from its Master Portfolio.

(b)	Portfolio expenses of Master Portfolios for the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds include the effect of expense reductions by Barclays at the Master Portfolio level. See Note 2 under Expense Reduction Agreements.

See accompanying notes to financial statements.

Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund
1,548,727	—	—	—	574,696	1,519,874	2,827,543	2,200,316	1,592,717
1,118	6,687,484	626	2,500,411	1,845,076	3,687,759	3,774,447	1,553,492	478,548
—	—	—	—	21,368	55,205	95,861	56,699	41,826
—	—	2,446,912	—	—	—	—	—	—

1,549,845	6,687,484	2,447,538	2,500,411	2,441,140	5,262,838	6,697,851	3,810,507	2,113,091
—	—	—	—	—	(28)	—	(17)	—
—	—	—	—	(181,716)	(420,022)	(619,917)	(406,932)	(262,506)

1,549,845	6,687,484	2,447,538	2,500,411	2,259,424	4,842,788	6,077,934	3,403,558	1,850,585
—	137,722	52,108	53,284	227,679	543,671	854,644	590,623	396,179
1,405	346,003	130,270	135,778	163,295	389,802	612,962	424,041	284,901
4,462	2,296	1,518	968	295	1,373	1,103	904	808
16,792	5,804	3,832	2,449	351	464	754	779	685
133,995	163,631	88,264	59,982	133,695	295,119	445,059	283,175	181,450
185,075	176,416	100,748	14,758	37,859	142,230	254,395	194,240	131,045
4,112	4,500	—	6,577	2,366	5,454	8,262	7,819	7,182
1,879	2,930	—	2,767	1,285	2,538	4,231	3,661	3,498
29,088	42,020	5,271	22,960	8,082	17,942	42,123	43,165	40,583
43,922	32,225	20,961	34,999	31,782	36,975	39,106	36,695	39,223
13,703	17,783	16,586	14,392	18,637	19,902	23,891	18,243	18,456
3,847	5,775	2,308	2,292	2,414	7,470	8,452	5,238	3,089
2,979	4,511	1,729	1,840	2,076	4,114	7,160	4,912	2,635
7	3,593	374	1,110	95	90	85	80	80
—	1,778	685	656	849	1,670	2,743	1,654	1,073
955	1,455	556	546	647	1,514	2,309	1,549	969
—	12,100	9,741	—	—	—	—	—	—
449	694	271	265	326	1,015	1,220	618	358
—	—	—	—	—	—	—	—	—

442,670	961,236	435,222	355,623	631,733	1,471,343	2,308,499	1,617,396	1,112,214
(94,950)	—	(6,373)	(25,776)	(99)	—	—	(23)	(103)

347,720	961,236	428,849	329,847	631,634	1,471,343	2,308,499	1,617,373	1,112,111

1,202,125	5,726,248	2,018,689	2,170,564	1,627,790	3,371,445	3,769,435	1,786,185	738,474
(90,943)	13,942	3,253	—	419,230	2,039,551	4,033,151	4,005,750	3,271,968
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	1	2
—	—	—	—	—	—	—	—	—
—	—	—	—	18,773	—	—	—	(3)
2,763,849	(8,130,675)	(2,349,266)	—	(487,799)	100,357	5,330,327	5,289,063	4,121,164

2,672,906	(8,116,733)	(2,346,013)	—	(49,796)	2,139,908	9,363,478	9,294,814	7,393,131

3,875,031	(2,390,485)	(327,324)	2,170,564	1,577,994	5,511,353	13,132,913	11,080,999	8,131,605

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005	2006	2005
From operations:
Net investment income (loss)	$1,866,355	3,014,282
Net realized gain (loss)	6,905,320	32,327,900
Change in net unrealized appreciation or depreciation	2,589,791	(17,133,965)

Net change in net assets resulting from operations	11,361,466	18,208,217
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	77	(957,005)
Legacy Class B Shares	136	(289,456)
Institutional Shares	(1,401)	(1,694,531)
Class R-1 Shares	29	(14,273)
Class R-2 Shares	2	(20,709)
Class R-3 Shares	(39)	(15,125)

	(1,196)	(2,991,099)
Net realized gain:
Legacy Class A Shares	(1,029)	(9,016,718)
Legacy Class B Shares	1,160	(4,292,686)
Institutional Shares	(1,644)	(11,916,336)
Class R-1 Shares	326	(164,529)
Class R-2 Shares	17	(197,565)
Class R-3 Shares	(302)	(117,327)

	(1,472)	(25,705,161)
Total distributions to shareholders	(2,668)	(28,696,260)
From Fund share transactions:
Proceeds from shares sold	25,257,070	35,306,109
Reinvestment of distributions	5,214	27,408,615

	25,262,284	62,714,724
Less payments for shares redeemed	(22,756,885)	(30,485,100)

	2,505,399	32,229,624

Net increase in net assets from Fund share transactions	13,864,197	21,741,581

Total increase in net assets
Net assets:
Beginning of period	278,085,925	256,344,344

End of period*	$291,950,122	278,085,925

* Including undistributed (accumulated) net investment income (loss)	$1,909,098	46,216

See accompanying notes to financial statements.

Small Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2006	2005	2006	2005	2006	2005	2006	2005

(419,055)	(602,523)	610,944	516,811	3,039,766	5,112,289	301,379	798,971
6,401,175	11,881,675	3,379,722	1,735,803	(6,492,673)	3,278,856	21,272,560	6,244,031
(3,540,863)	(9,307,605)	1,436,150	10,530,090	15,604,355	13,037,100	(1,707,538)	3,197,667

2,441,257	1,971,547	5,426,816	12,782,704	12,151,448	21,428,245	19,866,401	10,240,669

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	(376)	(590,457)	975	(3,407,799)	431	(146,242)
—	—	(150)	(335,981)	21	(875,612)	(21)	(124)
—	—	(369)	(148,998)	(2,439)	(687,246)	(593)	(120,534)
—	—	43	(18,068)	—	(25,032)	—	—
—	—	—	(18,167)	—	(38,355)	—	(584)
—	—	(58)	(19,950)	(7)	(14,711)	(5)	(2,948)

—	—	(910)	(1,131,621)	(1,450)	(5,048,755)	(188)	(270,432)

(330)	(3,108,670)	—	—	—	—	1,076	(7,654,066)
197	(2,037,190)	—	—	—	—	756	(3,748,744)
(481)	(633,593)	—	—	—	—	(6,637)	(1,493,839)
23	(76,284)	—	—	—	—	98	(97,567)
—	(66,380)	—	—	—	—	(3)	(77,680)
(24)	(60,935)	—	—	—	—	(102)	(57,499)

(615)	(5,983,052)	—	—	—	—	(4,812)	(13,129,395)
(615)	(5,983,052)	(910)	(1,131,621)	(1,450)	(5,048,755)	(5,000)	(13,399,827)

28,934,368	15,511,661	29,993,018	11,375,384	78,334,707	116,046,041	55,753,445	51,461,029
425	3,465,463	459	490,440	1,282	8,929,368	4,341	14,980,662

28,934,793	18,977,124	29,993,477	11,865,824	78,335,989	124,975,409	55,757,786	66,441,691
(27,230,283)	(12,081,441)	(23,763,795)	(3,843,316)	(63,542,911)	(61,089,163)	(39,715,387)	(25,840,664)

1,704,510	6,895,683	6,229,682	8,022,508	14,793,078	63,886,246	16,042,399	40,601,027

4,145,152	2,884,178	11,655,588	19,673,591	26,943,076	80,265,736	35,903,800	37,441,869

123,907,929	121,023,751	92,668,144	72,994,553	539,878,904	459,613,168	268,427,587	230,985,718

128,053,081	123,907,929	104,323,732	92,668,144	566,821,980	539,878,904	304,331,387	268,427,587

(443,765)	—	(228,778)	(838,812)	3,147,703	109,387	554,504	276,339

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005	2006	2005
From operations:
Net investment income	$2,402,548	1,983,515
Net realized gain (loss)	893,676	1,642,238
Change in net unrealized appreciation or depreciation	11,984,803	14,335,020

Net change in net assets resulting from operations	15,281,027	17,960,773
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	(560)	(1,454,078)
Legacy Class B Shares	322	(588,539)
Institutional Shares	(1,828)	(353,363)
Class R-1 Shares	63	(24,942)
Class R-2 Shares	—	(26,945)
Class R-3 Shares	(73)	(22,696)

	(2,076)	(2,470,563)
Net realized gain:
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—
Total distributions to shareholders	(2,076)	(2,470,563)
From Fund share transactions:
Proceeds from shares sold	51,404,304	42,603,951
Reinvestment of distributions	1,488	2,301,957

	51,405,792	44,905,908
Less payments for shares redeemed	(29,698,547)	(11,798,752)

Net increase in net assets from Fund share transactions	21,707,245	33,107,156

Total increase in net assets	36,986,196	48,597,366

Net assets:
Beginning of period	162,489,338	113,891,972

End of period*	$199,475,534	162,489,338

* Including undistributed (accumulated) net investment income (loss)	$2,061,064	(339,408)

See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2006	2005	2006	2005	2006	2005	2006	2005

1,202,125	3,571,832	5,726,248	10,459,571	2,018,689	3,955,470	2,170,564	2,595,959
(90,943)	10,341,851	13,942	(92,631)	3,253	—	—	—
2,763,849	(6,043,422)	(8,130,675)	(6,719,779)	(2,349,266)	(1,687,937)	—	—

3,875,031	7,870,261	(2,390,485)	3,647,161	(327,324)	2,267,533	2,170,564	2,595,959

(80,729)	—	(39,025)	—	(24,028)	—	(28,208)	—
(65,176)	—	(34,321)	—	(20,949)	—	(17,768)	—
(702,606)	(2,257,233)	(2,725,152)	(5,068,378)	(1,410,940)	(2,755,602)	(1,632,937)	(2,017,807)
(227,439)	(1,019,568)	(1,022,087)	(1,938,667)	(558,277)	(1,190,926)	(97,860)	(136,917)
(78,647)	(215,169)	(1,807,491)	(3,301,264)	(4,495)	(8,942)	(249,292)	(308,014)
(10,471)	(28,179)	(34,694)	(57,460)	—	—	(62,261)	(57,236)
(8,517)	(23,134)	(39,624)	(51,029)	—	—	(55,386)	(45,154)
(8,883)	(25,249)	(23,854)	(42,773)	—	—	(26,852)	(30,831)

(1,182,468)	(3,568,532)	(5,726,248)	(10,459,571)	(2,018,689)	(3,955,470)	(2,170,564)	(2,595,959)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
(1,182,468)	(3,568,532)	(5,726,248)	(10,459,571)	(2,018,689)	(3,955,470)	(2,170,564)	(2,595,959)

33,939,185	26,394,629	32,918,120	57,102,427	10,067,903	18,070,937	81,476,851	124,585,855
852,149	2,578,758	3,425,238	6,134,434	675,801	1,317,397	1,928,501	2,299,920

34,791,334	28,973,387	36,343,358	63,236,861	10,743,704	19,388,334	83,405,352	126,885,775
(32,044,751)	(17,095,137)	(31,937,743)	(28,484,398)	(13,430,164)	(11,365,304)	(73,697,984)	(113,848,519)

2,746,583	11,878,250	4,405,615	34,752,463	(2,686,460)	8,023,030	9,707,368	13,037,256

5,439,146	16,179,979	(3,711,118)	27,940,053	(5,032,473)	6,335,093	9,707,368	13,037,256

182,064,325	165,884,346	279,698,581	251,758,528	107,463,018	101,127,925	104,426,556	91,389,300

187,503,471	182,064,325	275,987,463	279,698,581	102,430,545	107,463,018	114,133,924	104,426,556

56,044	36,387	—	—	—	—	—	—

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Income Fund
Six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005	2006	2005
From operations:
Net investment income	$1,627,790	2,344,524
Net realized gain (loss)	419,230	924,237
Change in net unrealized appreciation or depreciation	(469,026)	925,845

Net change in net assets resulting from operations	1,577,994	4,194,606
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(27,560)	—
Class B Shares	(2,674)	—
Legacy Class A Shares	(1,266,283)	(2,192,188)
Legacy Class B Shares	(113,747)	(199,355)
Institutional Shares	(121,300)	(210,355)
Class R-1 Shares	(10,521)	(18,721)
Class R-2 Shares	(10,444)	(14,338)
Class R-3 Shares	(1,280)	(2,396)

	(1,553,809)	(2,637,353)
Net realized gain:
Legacy Class A Shares	—	(237,167)
Legacy Class B Shares	—	(26,621)
Institutional Shares	—	(20,206)
Class R-1 Shares	—	(1,973)
Class R-2 Shares	—	(1,671)
Class R-3 Shares	—	(253)

	—	(287,891)
Total distributions to shareholders	(1,553,809)	(2,925,244)
From Fund share transactions:
Proceeds from shares sold	26,570,425	52,793,502
Reinvestment of distributions	1,526,119	4,699,236

	28,096,544	57,492,738
Less payments for shares redeemed	(14,027,638)	(17,985,482)

Net increase (decrease) in net assets from Fund share transactions	14,068,906	39,507,256

Total increase in net assets	14,093,091	40,776,618

Net assets:
Beginning of period	122,545,520	81,768,902

End of period*	$136,638,611	$122,545,520

* Including undistributed (accumulated) net investment income (loss)	$(110,545)	(184,526)

See accompanying notes to financial statements.

LifePath 2010 Fund		LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund
2006	2005	2006	2005	2006	2005	2006	2005

3,371,445	4,621,531	3,769,435	5,327,035	1,786,185	2,718,482	738,474	1,326,171
2,039,551	2,736,454	4,033,151	6,391,884	4,005,751	4,887,456	3,271,970	3,794,473
100,357	4,532,824	5,330,327	11,109,623	5,289,063	9,679,343	4,121,161	6,833,985

5,511,353	11,890,809	13,132,913	22,828,542	11,080,999	17,285,281	8,131,605	11,954,629

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(3,769)	(4,023,165)	(5,053)	(4,305,474)	(4,416)	(2,051,699)	18	(876,302)
2,288	(613,945)	5,282	(735,475)	4,254	(393,239)	578	(152,371)
(4,396)	(482,765)	(2,296)	(627,256)	(5,513)	(462,216)	(285)	(248,947)
44	(32,429)	4,167	(43,082)	357	(25,142)	21	(14,828)
—	(18,884)	—	(21,493)	—	(13,054)	—	(10,607)
—	(6,119)	(4,466)	(14,833)	(384)	(4,720)	(23)	(1,475)

(5,833)	(5,177,307)	(2,366)	(5,747,613)	(5,702)	(2,950,070)	309	(1,304,530)

—	(1,111,713)	—	(2,373,398)	—	(1,949,377)	—	(1,268,641)
—	(212,702)	—	(541,040)	—	(538,786)	—	(373,866)
—	(117,905)	—	(292,247)	—	(358,814)	—	(277,714)
—	(8,812)	—	(22,815)	—	(24,901)	—	(22,330)
—	(5,439)	—	(11,549)	—	(12,747)	—	(17,690)
—	(1,506)	—	(7,085)	—	(3,943)	—	(1,860)

—	(1,458,077)	—	(3,248,134)	—	(2,888,568)	—	(1,962,101)
(5,833)	(6,635,384)	(2,366)	(8,995,747)	(5,702)	(5,838,638)	309	(3,266,631)

74,661,545	124,167,648	134,375,409	190,932,844	109,432,182	139,718,791	95,995,197	96,577,583
6,037	11,879,281	2,387	15,249,549	5,895	9,343,184	(253)	5,153,429

74,667,582	136,046,929	134,377,796	206,182,393	109,438,077	149,061,975	95,994,944	101,731,012
(22,677,033)	(31,189,730)	(32,218,831)	(35,020,141)	(17,804,336)	(19,816,488)	(13,830,958)	(14,404,007)

51,990,549	104,857,199	102,158,965	171,162,252	91,633,741	129,245,487	82,163,986	87,327,005

57,496,069	110,112,624	115,289,512	184,995,047	102,709,038	140,692,130	90,295,900	96,015,003

283,993,030	173,880,406	428,742,668	243,747,621	285,400,764	144,708,634	180,408,284	84,393,281

341,489,099	283,993,030	544,032,180	428,742,668	388,109,802	285,400,764	270,704,184	180,408,284

3,013,101	(352,511)	3,486,955	(280,114)	1,682,034	(98,449)	728,771	(10,012)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the “Small Cap Equity Fund”) seeks long-term growth of capital. The Small Cap Equity Fund invests most of its assets plus any borrowings in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Small Cap Equity Fund invests typically have market capitalizations in the same range as found in the Russell 2000® Index.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)	“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)	The Russell 2000® Index is a trademark/service mark, and Russell™ is a trademark of the Frank Russell Company. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Financial Statements for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities or quotations from an independent pricing service for non-U.S. equity securities in certain circumstances. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgement, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are not Feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of June 30, 2006. For the Feeder Funds, see the Notes to Financial Statements for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At June 30, 2006, there were no commitments for such securities in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

The Funds offer multiple classes of shares. As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class B shares were offered to the public. Any shareholder who owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds except the Tax Advantaged Bond Fund only by individuals or entities who enter into a Retirement Plan Record Keeping Service Agreement with Bisys Retirement Services, Inc. (“Bisys”), and who intend that the plan for which Bisys is providing administrative services will purchase Fund shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value (“NAV”), plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (currently at 3:00 p.m., Central Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

Through September 9, 2005, all assets of the Small Cap Index Fund and International Index Fund were invested in separate portfolios (each a “Master Portfolio”) of the Master Investment Portfolio (“MIP”). Pursuant to shareholder approval at the June 17, 2005 Special Shareholder Meeting, the Small Cap Index Fund and International Index Fund elected to withdraw all assets from their respective Master Portfolio and invest directly in individual securities. At the close of business on September 9, 2005, the Small Cap Index Fund and International Index Fund received non-taxable distributions of cash and securities from their Master Portfolios with a market value of $268,224,740 and $148,792,190, respectively.

As a result of the withdrawal from the Master Portfolios, realized gains decreased and unrealized gains increased in the Small Cap Index Fund by $6,982,255 and realized gains increased and unrealized gains decreased in the International Index Fund by $172,859 reflecting adjustments made to the cost basis of distributed securities. The differences between capital gains distributed as shown on the Statements of Changes in Net Assets for the year ended December 31, 2005 and current year realized gains as shown on the Statements of Operations for the year ended December 31, 2005 reflect that these changes in realized gains were not recognized for federal income tax purposes.

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 06/30/2006
S&P 500 Index Fund	S&P 500 Index Master Portfolio	23.68%
LifePath Income Fund	LifePath Retirement Master Portfolio	54.47%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	45.85%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	43.39%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	46.07%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	47.89%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio’s financial statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of June 30, 2006, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$277,157,159	$23,588,358	$(9,866,759)	$13,721,599
Small Cap Equity Fund	122,227,054	18,792,465	(12,778,017)	6,014,448
International Equity Fund	81,792,192	24,686,866	(2,112,007)	22,574,859
Small Cap Index Fund	255,005,330	58,991,061	(13,412,684)	45,578,377
International Index Fund	156,099,902	43,888,715	(3,287,812)	40,600,903
Equity and Bond Fund	182,280,540	6,981,195	(2,382,048)	4,599,147
Bond Fund	284,653,649	1,117,993	(11,843,809)	(10,725,816)
Tax Advantaged Bond Fund	98,755,466	3,016,415	(322,517)	2,693,898
Money Market Fund	114,191,045	—	—	—

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes to Financial Statements which are included in this semi annual report. The tax cost information for the LifePath Master Portfolios in the MIP Notes to Financial Statements does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes to Financial Statements for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The Equity Fund, Small Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Income Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

a reporting period may differ from distributions during such period. In addition, certain reclassifications were made among the components of net assets. These reclassifications had no affect on net investment income, net realized gain or loss, or net assets.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $504,108 as ordinary income for federal income tax purposes during 2005. The International Index Fund recognized unrealized appreciation of $790,294 as ordinary income for federal income tax purposes during 2005. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2005 was $1,143,225 for the International Equity Fund and $790,294 for the International Index Fund.

The tax character of distributions made during the six months ended June 30, 2006, were the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of June 30, 2006.

The tax character of distributions for all classes was as follows for the year ended December 31, 2005:

2005	Ordinary Income
	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Small Cap Index Fund	$756,283	298,827	239,592	7,776	6,775	7,531	1,316,784
LifePath 2010 Fund	4,085,581	625,890	489,387	32,924	19,189	6,204	5,259,175
LifePath 2020 Fund	5,037,439	902,378	717,410	50,120	25,056	17,019	6,749,422
LifePath 2030 Fund	2,710,453	575,321	583,477	33,557	17,362	6,052	3,926,222
LifePath 2040 Fund	1,417,434	311,838	367,402	24,353	18,153	2,268	2,141,448

2005	Long Term Capital Gain
	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Small Cap Index Fund	$7,044,169	3,449,898	1,374,786	89,788	71,487	52,915	12,083,043
LifePath 2010 Fund	1,049,297	200,757	111,283	8,317	5,134	1,421	1,376,209
LifePath 2020 Fund	1,641,433	374,137	202,093	15,777	7,986	4,899	2,246,325
LifePath 2030 Fund	1,290,623	356,704	237,553	16,486	8,439	2,611	1,912,416
LifePath 2040 Fund	727,509	214,399	159,259	12,805	10,144	1,067	1,125,183

2005	Total Distributions
	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Small Cap Index Fund	$7,800,452	3,748,725	1,614,378	97,564	78,262	60,446	13,399,827
LifePath 2010 Fund	5,134,878	826,647	600,670	41,241	24,323	7,625	6,635,384
LifePath 2020 Fund	6,678,872	1,276,515	919,503	65,897	33,042	21,918	8,995,747
LifePath 2030 Fund	4,001,076	932,025	821,030	50,043	25,801	8,663	5,838,638
LifePath 2040 Fund	2,144,943	526,237	526,661	37,158	28,297	3,335	3,266,631

For the remaining funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statements of Changes in Net Assets for the year ended December 31, 2005.

From November 1, 2005 through December 31, 2005, the S&P 500 Index Fund incurred approximately $282,029 of net realized losses. As permitted by tax regulations, the S&P 500 Index Fund elected to defer these losses and treat them as arising on January 1, 2006.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

From November 1, 2005 through December 31, 2005, the International Equity Fund and International Index Fund, incurred approximately $24,542 and $45,957, in foreign exchange losses, respectively. As permitted by tax regulations, the Funds elected to defer the losses and treat them as arising on January 1, 2006.

At December 31, 2005, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Year of Expiration
	2009	2010	2011	2012	2013	Total
International Equity Fund	$—	$3,022,365	$4,740,479	$—	$—	$7,762,844
S&P 500 Index Fund	—	3,047,920	903,770	—	—	3,951,690
Bond Fund	—	—	498,280	—	92,631	590,911
Tax Advantaged Bond Fund	328	2,457	102,062	428	—	105,275

As of December 31, 2005, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term gain	Unrealized appreciation/depreciation	Accumulated capital and other losses	Total
Equity Fund	$279,501	$975,194	$11,144,239	$—	$12,398,934
Small Cap Equity Fund	228,117	2,879,270	9,419,914	—	12,527,301
International Equity Fund	309,687	—	21,076,073	(7,787,386)	13,598,374
Small Cap Index Fund	136,213	1,123,866	48,048,978	—	49,309,057
S&P 500 Index Fund	92,013	—	51,061,551	(4,233,719)	46,919,845
International Index Fund	492,753	196,909	29,445,663	(45,957)	30,089,368
Bond Fund	49,169	—	(2,595,141)	(590,911)	(3,136,883)
Money Market Fund	7,441	—	—	—	7,441
LifePath Income Fund	59,181	265,460	3,931,544	—	4,256,185
LifePath 2010 Fund	201,667	433,876	12,034,773	—	12,670,316
LifePath 2020 Fund	502,749	746,320	27,760,314	—	29,009,383
LifePath 2030 Fund	419,956	513,455	21,410,404	—	22,343,815
LifePath 2040 Fund	371,907	404,858	14,703,831	—	15,480,596

For the remaining Funds, the undistributed net investment income in accordance with federal tax regulations at December 31, 2005 was the same as the undistributed net investment income reflected in the Statements of Assets and Liabilities as of December 31, 2005.

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2005 relates to one or more of the following: forward foreign currency contracts, mark-to-market of PFICs, post-October loss deferrals, return of capital transactions, amortization for GAAP but not for federal income tax purposes and non deductible start-up expenses.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2006. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC quarterly. The rates for the Feeder Funds include the fee for Barclays Global Fund Advisors’ (“Barclays”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Income Fund	0.70%
S&P 500 Index Fund	0.20%	LifePath 2010 Fund	0.70%
Small Cap Index Fund	0.35%	LifePath 2020 Fund	0.70%
International Index Fund	0.50%	LifePath 2030 Fund	0.70%
Equity and Bond Fund	None	LifePath 2040 Fund	0.70%
Bond Fund	0.10%

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying Funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Capital Guardian Trust Company (“Capital Guardian”) as the investment sub-adviser to provide day-to-day portfolio management for the Equity Fund, Small Cap Equity Fund and International Equity Fund, and Northern Trust Investments, N.A. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian and Northern Trust determine which securities to buy and sell for each of those Funds, select the brokers and dealers to effect the transactions, and negotiate commissions. Capital Guardian’s and Northern Trust’s

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds. For the six months ended June 30, 2006, the following fees were earned by Capital Guardian and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

Capital Guardian	Advisory Fees
Equity Fund	$367,587
Small Cap Equity Fund	229,126
International Equity Fund	175,159

Total	$771,872

Northern Trust
Small Cap Index Fund	$170,230
International Index Fund	114,444

Total	$284,674

Distribution and Shareholder Services Agreements

The Trust has entered into distribution plan agreements pursuant to Rule 12b-1 of the Investment Company Act of 1940 with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of these agreements, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
Bond Fund and Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the applicable distribution plan can be carried forward and reimbursed in a later time period. At June 30, 2006, VP Management Corp. had not been reimbursed for the following amounts:

Equity Fund	$3,834,405	Tax Advantaged Bond Fund	5,000,623
Small Cap Equity Fund	4,553,110	Money Market Fund	3,018,514
International Equity Fund	3,348,884	LifePath Income Fund	1,381,756
S&P 500 Index Fund	10,897,876	LifePath 2010 Fund	3,138,309
Small Cap Index Fund	6,676,745	LifePath 2020 Fund	4,734,729
International Index Fund	4,108,043	LifePath 2030 Fund	3,124,448
Equity and Bond Fund	6,181,102	LifePath 2040 Fund	2,021,034

Bond Fund	5,590,281	TOTAL	$67,609,859

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees and the Trust’s portion of the compensation paid to or accrued for the Trust’s Chief Compliance Officer.

Expense Reduction Agreements

For the Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares of all Funds other than the LifePath Funds, SFIMC has agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses exceed the percentage of each Class’s average net assets indicated in the table below. SFIMC has agreed to reimburse each LifePath Fund Class if, and to the extent, the LifePath Fund Class’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund Class’s average net assets shown in the table below:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Small Cap Equity Fund	1.40%	2.10%	1.40%	1.80%	1.15%
International Equity Fund	1.50%	2.20%	1.50%	1.90%	1.25%
S&P 500 Index Fund	0.80%	1.50%	0.80%	1.20%	0.55%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%
International Index Fund	1.15%	1.85%	1.15%	1.55%	0.90%
Equity and Bond Fund	0.25%	0.95%	0.25%	0.65%	—
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%
LifePath Income Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2010 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%	1.05%

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For all Class R shares, SFIMC has agreed to reimburse each Class for any expenses incurred by the Class, other than management fees, administrative fees charged by the Master Portfolios, distribution (12b-1) fees, and shareholder services fees, that exceed the following percentage of the Class’s average daily assets:

Fund	Expense Reimbursement Threshold	Fund	Expense Reimbursement Threshold
Equity Fund	0.10%	Money Market Fund	0.10%
Small Cap Equity Fund	0.10%	LifePath Income Fund	0.10%
International Equity Fund	0.20%	LifePath 2010 Fund	0.10%
S&P 500 Index Fund	0.10%	LifePath 2020 Fund	0.10%
Small Cap Index Fund	0.10%	LifePath 2030 Fund	0.10%
International Index Fund	0.15%	LifePath 2040 Fund	0.10%
Bond Fund	0.10%

SFIMC has agreed to reimburse all expenses directly incurred by all Class R shares of the Equity and Bond Fund excluding distribution and shareholder services fees directly incurred by the Equity and Bond Fund.

Effective May 1, 2006, Barclays has voluntarily agreed to provide an offsetting credit against the investment advisory fees Barclays receives from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent auditors that are paid by these Master Portfolios.

The above arrangements are voluntary and may be eliminated by SFIMC or Barclays at any time.

Effective May 1, 2006, with respect to all classes of the LifePath Funds, Barclays has also contractually agreed to waive management fees at the Master Portfolio level in an amount equal to the advisory and administration fees, if any, charged to the Underlying Funds through April 30, 2007. Barclays may not discontinue or modify this contractual waiver without the approval of the Board of Trustees of the Master Portfolios. Prior to May 1, 2006, such waiver was voluntary.

3.	Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six months ended June 30, 2006
	Purchases	Sales
Equity Fund	$69,043,832	$60,702,681
Small Cap Equity Fund	36,973,761	35,334,005
International Equity Fund	19,753,039	13,985,092
Small Cap Index Fund	69,566,657	65,256,149
International Index Fund	33,644,019	10,118,328
Equity and Bond Fund	3,221,522	600,000
Bond Fund	18,418,221	10,930,371
Tax Advantaged Bond Fund	—	2,351,331

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at June 30, 2006:

International Equity Fund

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
534,116	Australian Dollar	1	07/21/2006	396,781	$(2,025)
428,388	Euro	3	07/03/2006-07/21/2006	548,310	(11,845)
246,685	British Pound	1	09/26/2006	457,121	5,244
7,785,580	Japanese Yen	4	07/03/2006	68,032	414
556,028	Swiss Franc	1	09/26/2006	458,035	(6,158)
276,275	Swedish Krone	2	07/03/2006-07/05/2006	38,389	(761)

				Total	$(15,131)

International Index Fund

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
531,880	Australian Dollar	1	08/24/2006	394,908	$(5,092)
423,316	British Pound	1	08/24/2006	783,803	(16,197)
618,042	Euro	1	08/24/2006	792,923	(7,077)
33,003,150	Japanese Yen	1	08/24/2006	290,755	(9,245)

				Total	$(37,611)

The Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2006:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Small Cap Index Fund	Russell 2000 Mini	180	$12,669,534	$13,167,000	Long	September ‘06	$497,466

Total							497,466

International Index Fund	Hang Seng Index	2	206,367	210,081	Long	July ‘06	3,714
International Index Fund	DJ Euro Stoxx 50	37	1,637,836	1,732,494	Long	September ‘06	94,658
International Index Fund	FTSE 100 Index	14	1,464,529	1,508,308	Long	September ‘06	43,779
International Index Fund	Nikkei 225	7	527,050	542,500	Long	September ‘06	15,450
International Index Fund	Share Price Index	3	270,712	283,064	Long	September ‘06	12,352
International Index Fund	TOPIX Index	4	546,035	556,183	Long	September ‘06	10,148

Total							$180,101

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Fund share transactions

Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2006 (Since May 1, 2006, for all Class A and B shares)

	Class A Dollar Amounts				Class A Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,770,510	$—	$285,229	$4,485,281	566,002	—	35,170	530,832
Small Cap Equity Fund	10,189,442	—	—	10,189,442	899,178	—	—	899,178
International Equity Fund	10,252,733	—	97	10,252,636	865,910	—	9	865,901
S&P 500 Index Fund	11,773,080	—	109,113	11,663,967	1,188,329	—	11,397	1,176,932
Small Cap Index Fund	11,109,363	—	5,611	11,103,752	742,536	—	406	742,130
International Index Fund	10,903,733	—	5,852	10,897,881	838,616	—	482	838,134
Equity and Bond Fund	10,470,920	3,651	2,396	10,472,175	1,048,955	371	243	1,049,083
Bond Fund	5,568,310	1,267	60,977	5,508,600	550,734	126	6,047	544,813
Tax Advantaged Bond Fund	3,509,666	684	—	3,510,350	325,230	64	—	325,294
Money Market Fund	8,730,928	7,373	2,776,254	5,962,047	8,730,928	7,373	2,776,254	5,962,047
LifePath Income Fund	2,077,075	24,922	17,386	2,084,611	184,166	2,221	1,548	184,839
LifePath 2010 Fund	8,260,583	—	32,224	8,228,359	683,034	—	2,691	680,343
LifePath 2020 Fund	7,800,601	—	53,427	7,747,174	594,538	—	4,054	590,484
LifePath 2030 Fund	6,507,601	—	82,625	6,424,976	472,898	—	5,976	466,922
LifePath 2040 Fund	5,465,172	—	54,763	5,410,409	379,954	—	3,831	376,123

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,034,938	$—	$2,621	$4,032,317	478,162	—	321	477,841
Small Cap Equity Fund	10,014,172	—	—	10,014,172	882,411	—	—	882,411
International Equity Fund	10,028,724	—	—	10,028,724	845,727	—	—	845,727
S&P 500 Index Fund	10,172,394	—	474	10,171,920	1,021,853	—	49	1,021,804
Small Cap Index Fund	10,107,486	(250)	1,122	10,106,114	671,577	(17)	82	671,478
International Index Fund	10,100,334	—	1,118	10,099,216	774,721	—	92	774,629
Equity and Bond Fund	10,027,726	111	3,158	10,024,679	1,003,813	11	324	1,003,500
Bond Fund	5,045,825	110	860	5,045,075	499,092	11	86	499,017
Tax Advantaged Bond Fund	3,310,677	48	—	3,310,725	306,828	4	—	306,832
Money Market Fund	2,504,496	5	2,317	2,502,184	2,504,496	5	2,317	2,502,184
LifePath Income Fund	227,899	333	—	228,232	19,953	29	—	19,982
LifePath 2010 Fund	445,419	—	288	445,131	36,692	—	24	36,668
LifePath 2020 Fund	1,018,157	—	16,381	1,001,776	77,481	—	1,249	76,232
LifePath 2030 Fund	1,042,943	—	51	1,042,892	75,393	—	4	75,389
LifePath 2040 Fund	909,096	—	8,472	900,624	62,664	—	579	62,085

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$9,654,510	$1,958	$9,147,028	$509,440	1,133,583	236	1,076,055	57,764
Small Cap Equity Fund	5,149,319	94	4,518,361	631,052	477,470	9	419,796	57,683
International Equity Fund	5,628,272	207	1,961,343	3,667,136	493,171	19	173,505	319,685
S&P 500 Index Fund	34,416,565	(1,110)	36,285,574	(1,870,119)	3,527,438	(117)	3,716,992	(189,671)
Small Cap Index Fund	19,179,095	(1,870)	12,556,172	6,621,053	1,337,082	(140)	889,458	447,484
International Index Fund	17,567,570	(150)	6,611,708	10,955,712	1,419,716	(13)	540,484	879,219
Equity and Bond Fund	9,225,265	605,752	17,494,564	(7,663,547)	926,494	61,309	1,750,896	(763,093)
Bond Fund	12,769,138	2,436,919	26,225,745	(11,019,688)	1,247,498	238,818	2,574,575	(1,088,259)
Tax Advantaged Bond Fund	3,054,901	609,805	6,426,649	(2,761,943)	280,985	56,238	591,171	(253,948)
Money Market Fund	56,099,791	1,570,130	57,271,062	398,859	56,099,791	1,570,130	57,271,062	398,859
LifePath Income Fund	20,014,121	1,254,620	11,714,011	9,554,730	1,757,170	110,884	1,029,603	838,451
LifePath 2010 Fund	51,691,125	3,763	18,234,974	33,459,914	4,272,074	337	1,509,204	2,763,207
LifePath 2020 Fund	91,444,113	5,010	23,792,814	67,656,309	6,971,280	399	1,814,249	5,157,430
LifePath 2030 Fund	69,100,991	4,605	11,866,009	57,239,587	4,985,365	343	858,273	4,127,435
LifePath 2040 Fund	56,526,758	(10)	9,046,960	47,479,788	3,887,915	(1)	624,060	3,263,854

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,775,802	$(872)	$10,694,699	$(7,919,769)	329,187	(105)	1,250,462	(921,380)
Small Cap Equity Fund	1,473,046	(151)	21,347,942	(19,875,047)	139,617	(15)	1,954,076	(1,814,474)
International Equity Fund	1,335,679	(26)	20,531,892	(19,196,239)	118,841	(3)	1,739,116	(1,620,278)
S&P 500 Index Fund	10,368,164	(44)	22,581,573	(12,213,453)	1,062,295	(4)	2,293,823	(1,231,532)
Small Cap Index Fund	4,771,760	(827)	23,123,687	(18,352,754)	336,515	(70)	1,579,580	(1,243,135)
International Index Fund	3,956,446	(122)	21,227,264	(17,270,940)	320,634	(10)	1,642,202	(1,321,578)
Equity and Bond Fund	2,577,061	158,705	13,839,108	(11,103,342)	259,217	16,047	1,382,072	(1,106,808)
Bond Fund	2,919,022	691,453	4,136,728	(526,253)	284,955	67,740	404,084	(51,389)
Tax Advantaged Bond Fund	182,642	63,094	6,967,277	(6,721,541)	16,846	5,821	646,027	(623,360)
Money Market Fund	797,825	23,093	3,459,870	(2,638,952)	797,825	23,093	3,459,870	(2,638,952)
LifePath Income Fund	1,843,666	110,934	1,289,986	664,614	161,858	9,805	113,320	58,343
LifePath 2010 Fund	6,603,428	(2,078)	2,943,296	3,658,054	547,705	(177)	243,962	303,566
LifePath 2020 Fund	15,295,911	(5,234)	4,196,013	11,094,664	1,167,975	(418)	320,504	847,053
LifePath 2030 Fund	13,137,349	(4,251)	3,053,736	10,079,362	952,071	(319)	220,688	731,064
LifePath 2040 Fund	11,625,443	(578)	2,432,213	9,192,652	803,411	(42)	167,765	635,604

	Institutional Class Dollar Amounts				Institutional Class Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,085,000	$4,117	$2,376,807	$712,310	371,832	508	284,678	87,662
Small Cap Equity Fund	1,717,136	482	1,259,244	458,374	156,430	46	116,201	40,275
International Equity Fund	2,174,336	263	1,140,120	1,034,479	193,339	25	103,179	90,185
S&P 500 Index Fund	8,449,187	2,436	3,741,201	4,710,422	862,752	255	381,567	481,440
Small Cap Index Fund	8,352,220	7,284	3,305,079	5,054,425	577,735	547	229,783	348,499
International Index Fund	7,483,777	1,751	1,600,339	5,885,189	602,783	153	129,816	473,120
Equity and Bond Fund	1,132,892	77,635	660,465	550,062	114,530	7,898	66,780	55,648
Bond Fund	5,549,574	255,960	1,212,491	4,593,043	543,106	25,120	118,613	449,613
Tax Advantaged Bond Fund	10,017	2,170	36,238	(24,051)	923	200	3,341	(2,218)
Money Market Fund	7,949,428	243,060	6,409,152	1,783,336	7,949,428	243,060	6,409,152	1,783,336
LifePath Income Fund	1,819,358	116,626	811,527	1,124,457	159,042	10,285	71,199	98,128
LifePath 2010 Fund	5,504,023	4,396	1,253,045	4,255,374	452,814	368	102,814	350,368
LifePath 2020 Fund	15,299,124	2,312	3,012,079	12,289,357	1,157,138	181	226,563	930,756
LifePath 2030 Fund	15,242,717	5,513	1,243,018	14,005,212	1,093,427	412	89,227	1,004,612
LifePath 2040 Fund	18,160,086	334	1,792,270	16,368,150	1,243,218	24	123,288	1,119,954

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$258,857	$(340)	$81,618	$176,899	31,303	(42)	9,934	21,327
Small Cap Equity Fund	248,212	(24)	45,826	202,362	22,930	(2)	4,308	18,620
International Equity Fund	267,554	(43)	78,879	188,632	23,823	(4)	6,897	16,922
S&P 500 Index Fund	1,325,993	—	338,222	987,771	135,608	—	34,711	100,897
Small Cap Index Fund	554,202	(101)	158,884	395,217	38,620	(8)	11,119	27,493
International Index Fund	419,441	(63)	75,411	343,967	34,185	(5)	6,178	28,002
Equity and Bond Fund	327,785	4,338	19,445	312,678	33,462	446	1,981	31,927
Bond Fund	409,250	16,162	160,622	264,790	39,992	1,586	15,692	25,886
Money Market Fund	2,247,604	42,979	1,339,659	950,924	2,247,604	42,979	1,339,659	950,924
LifePath Income Fund	323,205	9,407	178,502	154,110	28,689	842	15,868	13,663
LifePath 2010 Fund	933,679	(44)	182,504	751,131	77,352	(3)	15,160	62,189
LifePath 2020 Fund	1,240,577	(4,167)	932,016	304,394	94,264	(327)	71,393	22,544
LifePath 2030 Fund	1,837,500	(356)	789,507	1,047,637	133,040	(26)	57,127	75,887
LifePath 2040 Fund	1,618,890	(21)	424,630	1,194,239	111,764	(2)	29,670	82,092

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$621,380	$—	$160,392	$460,988	74,401	—	19,595	54,806
Small Cap Equity Fund	114,594	—	55,201	59,393	10,587	—	5,095	5,492
International Equity Fund	249,514	—	48,785	200,729	22,202	—	4,121	18,081
S&P 500 Index Fund	1,593,937	—	481,237	1,112,700	163,756	—	49,638	114,118
Small Cap Index Fund	1,626,426	—	563,251	1,063,175	111,969	—	39,282	72,687
International Index Fund	894,894	—	174,658	720,236	72,704	—	14,493	58,211
Equity and Bond Fund	158,560	1,507	21,876	138,191	16,270	155	2,237	14,188
Bond Fund	597,303	20,294	137,491	480,106	57,911	1,993	13,330	46,574
Money Market Fund	2,980,167	35,661	2,329,872	685,956	2,980,167	35,661	2,329,872	685,956
LifePath Income Fund	264,053	9,266	16,226	257,093	23,315	820	1,429	22,706
LifePath 2010 Fund	1,176,102	—	30,248	1,145,854	97,057	—	2,486	94,571
LifePath 2020 Fund	1,956,453	—	23,219	1,933,234	149,661	—	1,758	147,903
LifePath 2030 Fund	2,247,703	—	748,761	1,498,942	163,087	—	53,332	109,755
LifePath 2040 Fund	1,495,141	—	42,884	1,452,257	102,630	—	2,968	99,662

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$56,073	$351	$8,491	$47,933	6,680	43	994	5,729
Small Cap Equity Fund	28,447	24	3,709	24,762	2,609	2	338	2,273
International Equity Fund	56,206	58	2,679	53,585	4,946	5	224	4,727
S&P 500 Index Fund	235,387	—	5,517	229,870	23,767	—	562	23,205
Small Cap Index Fund	52,893	106	1,582	51,417	3,643	8	111	3,540
International Index Fund	78,109	72	2,197	75,984	6,169	6	170	6,005
Equity and Bond Fund	18,976	450	3,739	15,687	1,925	46	371	1,600
Bond Fund	59,698	3,073	2,829	59,942	5,849	302	275	5,876
Money Market Fund	166,612	6,200	109,798	63,014	166,612	6,200	109,798	63,014
LifePath Income Fund	1,048	11	—	1,059	92	1	—	93
LifePath 2010 Fund	47,186	—	454	46,732	3,888	—	37	3,851
LifePath 2020 Fund	320,473	4,466	192,882	132,057	24,269	348	14,589	10,028
LifePath 2030 Fund	315,378	384	20,629	295,133	22,459	28	1,507	20,980
LifePath 2040 Fund	194,611	22	28,766	165,867	13,305	2	2,014	11,293

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Year ended December 31, 2005

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2005	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$19,980,293	$9,933,751	$22,981,959	$6,932,085	2,312,254	1,195,395	2,647,717	859,932
Small Cap Equity Fund	9,409,565	2,152,130	8,644,972	2,916,723	928,019	209,964	849,761	288,222
International Equity Fund	7,020,978	325,096	2,611,697	4,734,377	737,342	30,274	274,994	492,622
S&P 500 Index Fund	76,438,492	6,322,948	44,556,461	38,204,979	8,367,349	675,512	4,854,927	4,187,934
Small Cap Index Fund	33,226,692	9,667,018	18,120,101	24,773,609	2,564,977	734,641	1,389,691	1,909,927
International Index Fund	28,114,905	1,552,927	7,408,453	22,259,379	2,694,053	140,471	706,232	2,128,292
Equity and Bond Fund	17,339,553	1,776,164	12,126,141	6,989,576	1,804,978	182,628	1,262,167	725,439
Bond Fund	35,349,452	4,379,021	19,507,368	20,221,105	3,354,620	416,455	1,852,987	1,918,088
Tax Advantaged Bond Fund	17,323,957	1,185,688	10,278,343	8,231,302	1,566,019	107,211	932,296	740,934
Money Market Fund	102,028,865	1,922,749	96,537,195	7,414,419	102,028,865	1,922,749	96,537,195	7,414,419
LifePath Income Fund	45,718,297	3,897,868	15,464,203	34,151,962	4,099,270	349,317	1,388,387	3,060,200
LifePath 2010 Fund	97,647,213	9,135,010	24,558,124	82,224,099	8,352,747	779,578	2,097,547	7,034,778
LifePath 2020 Fund	141,570,492	11,311,029	27,126,406	125,755,115	11,439,911	905,383	2,188,834	10,156,460
LifePath 2030 Fund	96,754,002	6,385,632	14,955,383	88,184,251	7,510,436	488,695	1,158,867	6,840,264
LifePath 2040 Fund	64,270,418	3,382,058	10,014,719	57,637,757	4,833,702	249,215	748,594	4,334,323

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2005	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$5,793,572	$3,690,120	$4,854,290	$4,629,402	674,905	446,744	565,603	556,046
Small Cap Equity Fund	2,707,334	784,534	2,232,474	1,259,394	272,050	78,141	224,100	126,091
International Equity Fund	1,519,864	70,379	632,239	958,004	160,646	6,587	67,077	100,156
S&P 500 Index Fund	21,655,850	1,437,694	12,297,597	10,795,947	2,375,163	153,836	1,343,684	1,185,315
Small Cap Index Fund	8,195,344	3,090,101	4,408,195	6,877,250	638,859	236,738	341,488	534,109
International Index Fund	5,885,833	323,530	1,838,828	4,370,535	563,506	29,261	175,183	417,584
Equity and Bond Fund	5,911,569	580,499	4,161,005	2,331,063	616,297	59,565	433,255	242,607
Bond Fund	7,072,130	1,300,573	5,631,991	2,740,712	671,522	123,626	535,322	259,826
Tax Advantaged Bond Fund	696,632	127,403	1,076,102	(252,067)	62,777	11,513	97,104	(22,814)
Money Market Fund	1,221,143	21,295	774,843	467,595	1,221,143	21,295	774,843	467,595
LifePath Income Fund	3,593,201	387,205	1,661,112	2,319,294	323,240	34,737	149,115	208,862
LifePath 2010 Fund	13,845,931	1,610,478	3,760,493	11,695,916	1,190,270	138,045	322,784	1,005,531
LifePath 2020 Fund	26,331,257	2,308,622	4,819,622	23,820,257	2,138,788	185,391	390,595	1,933,584
LifePath 2030 Fund	22,442,790	1,574,161	3,155,165	20,861,786	1,756,447	121,172	246,490	1,631,129
LifePath 2040 Fund	16,226,520	877,523	2,434,789	14,669,254	1,225,064	64,966	183,286	1,106,744

	Institutional Class Dollar Amounts				Institutional Class Share Amounts
2005	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$7,831,717	$13,610,832	$2,502,664	$18,939,885	937,877	1,680,350	294,384	2,323,843
Small Cap Equity Fund	2,638,739	495,850	1,098,575	2,036,014	259,870	47,724	108,338	199,256
International Equity Fund	2,269,990	88,059	505,040	1,853,009	233,994	8,263	52,799	189,458
S&P 500 Index Fund	13,101,599	1,117,024	3,331,433	10,887,190	1,436,050	118,893	362,669	1,192,274
Small Cap Index Fund	8,593,407	2,148,083	2,983,976	7,757,514	661,140	161,593	226,493	596,240
International Index Fund	7,465,052	407,395	2,313,036	5,559,411	713,924	36,808	221,072	529,660
Equity and Bond Fund	2,607,630	212,346	752,458	2,067,518	272,842	21,954	78,433	216,363
Bond Fund	12,922,117	417,335	2,866,241	10,473,211	1,227,477	39,741	272,250	994,968
Tax Advantaged Bond Fund	50,348	4,306	10,859	43,795	4,551	389	975	3,965
Money Market Fund	10,438,220	297,807	8,760,862	1,975,165	10,438,220	297,807	8,760,862	1,975,165
LifePath Income Fund	2,115,898	382,633	784,401	1,714,130	188,982	34,244	70,037	153,189
LifePath 2010 Fund	9,892,346	1,067,157	2,717,532	8,241,971	841,360	90,538	232,556	699,342
LifePath 2020 Fund	17,805,666	1,513,860	2,806,209	16,513,317	1,427,821	120,311	224,465	1,323,667
LifePath 2030 Fund	16,653,890	1,304,242	1,488,992	16,469,140	1,286,301	99,381	114,810	1,270,872
LifePath 2040 Fund	12,686,956	829,535	1,762,883	11,753,608	952,863	60,912	131,355	882,420

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2005	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$661,169	$62,414	$127,026	$596,557	78,493	7,724	14,766	71,451
Small Cap Equity Fund	452,048	19,400	78,481	392,967	44,300	1,885	7,513	38,672
International Equity Fund	330,106	3,885	72,885	261,106	34,603	364	7,169	27,798
S&P 500 Index Fund	2,207,692	23,773	692,810	1,538,655	241,874	2,515	73,710	170,679
Small Cap Index Fund	892,801	49,560	270,547	671,814	68,490	3,731	19,867	52,354
International Index Fund	556,501	9,800	139,309	426,992	52,639	874	12,642	40,871
Equity and Bond Fund	398,300	7,477	46,416	359,361	41,977	777	4,875	37,879
Bond Fund	849,464	21,533	314,495	556,502	80,589	2,052	30,225	52,416
Money Market Fund	5,121,354	34,001	3,606,437	1,548,918	5,121,354	34,001	3,606,437	1,548,918
LifePath Income Fund	772,253	17,970	46,228	743,995	69,577	1,614	4,148	67,043
LifePath 2010 Fund	1,642,374	39,812	104,107	1,578,079	139,019	3,351	8,831	133,539
LifePath 2020 Fund	2,923,287	65,993	193,917	2,795,363	232,942	5,177	15,394	222,725
LifePath 2030 Fund	2,373,384	49,501	197,215	2,225,670	183,377	3,710	15,173	171,914
LifePath 2040 Fund	1,945,271	36,946	183,840	1,798,377	144,877	2,665	13,610	133,932

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2005	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$935,900	$99,950	$17,184	$1,018,666	111,104	12,355	2,053	121,406
Small Cap Equity Fund	211,509	9,497	17,017	203,989	20,688	921	1,667	19,942
International Equity Fund	183,029	2,181	21,437	163,773	18,742	204	2,340	16,606
S&P 500 Index Fund	2,462,254	26,174	172,341	2,316,087	268,689	2,727	18,488	252,928
Small Cap Index Fund	486,089	23,026	43,125	465,990	37,574	1,727	3,205	36,096
International Index Fund	540,332	7,540	96,261	451,611	51,919	658	9,062	43,515
Equity and Bond Fund	89,732	1,557	—	91,289	9,475	162	—	9,637
Bond Fund	799,918	13,185	162,807	650,296	76,564	1,257	15,497	62,324
Money Market Fund	4,703,751	19,470	3,266,822	1,456,399	4,703,751	19,470	3,266,822	1,456,399
LifePath Income Fund	593,593	13,556	29,538	577,611	53,466	1,210	2,643	52,033
LifePath 2010 Fund	957,433	21,984	49,219	930,198	82,170	1,843	4,135	79,878
LifePath 2020 Fund	1,475,260	30,688	36,377	1,469,571	119,265	2,396	2,865	118,796
LifePath 2030 Fund	1,170,154	23,503	15,415	1,178,242	91,303	1,753	1,195	91,861
LifePath 2040 Fund	1,397,915	26,282	7,684	1,416,513	106,660	1,881	573	107,968

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2005	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$103,458	$11,547	$1,977	$113,028	12,304	1,428	234	13,498
Small Cap Equity Fund	92,466	4,052	9,921	86,597	8,994	391	990	8,395
International Equity Fund	51,417	840	18	52,239	5,241	78	2	5,317
S&P 500 Index Fund	180,154	1,755	38,521	143,388	19,609	182	4,348	15,443
Small Cap Index Fund	66,696	2,874	14,719	54,851	5,076	215	1,194	4,097
International Index Fund	41,328	765	2,865	39,228	4,007	67	276	3,798
Equity and Bond Fund	47,845	715	9,117	39,443	5,040	74	965	4,149
Bond Fund	109,346	2,787	1,496	110,637	10,360	266	141	10,485
Money Market Fund	1,072,522	4,598	902,360	174,760	1,072,522	4,598	902,360	174,760
LifePath Income Fund	260	4	—	264	23	1	—	24
LifePath 2010 Fund	182,351	4,840	255	186,936	15,365	406	22	15,749
LifePath 2020 Fund	826,882	19,358	37,611	808,629	66,253	1,510	3,060	64,703
LifePath 2030 Fund	324,571	6,145	4,318	326,398	24,997	458	325	25,130
LifePath 2040 Fund	50,503	1,085	92	51,496	3,826	78	6	3,898

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST EQUITY FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Period ended 06/30/2006 (d) (e)	$8.44	$0.02	$(0.13)	$(0.11)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (d) (e)	8.44	0.01	(0.13)	(0.12)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (d)	8.21	0.05	0.29	0.34	—	—	—
Year ended 12/31/2005	8.54	0.09	0.50	0.59	(0.09)	(0.83)	(0.92)
Year ended 12/31/2004	8.00	0.09	0.53	0.62	(0.08)	—	(0.08)
Year ended 12/31/2003	6.55	0.05	1.44	1.49	(0.04)	—	(0.04)
Year ended 12/31/2002	8.10	0.04	(1.56)	(1.52)	(0.03)	—	(0.03)
Year ended 12/31/2001	9.47	0.02	(1.39)	(1.37)	—	—	—
Legacy Class B Shares
Six months ended 06/30/2006 (d)	8.16	0.04	0.27	0.31	—	—	—
Year ended 12/31/2005	8.49	0.06	0.50	0.56	(0.06)	(0.83)	(0.89)
Year ended 12/31/2004	7.96	0.06	0.52	0.58	(0.05)	—	(0.05)
Year ended 12/31/2003	6.51	0.02	1.45	1.47	(0.02)	—	(0.02)
Year ended 12/31/2002	8.06	0.01	(1.55)	(1.54)	(0.01)	—	(0.01)
Year ended 12/31/2001	9.47	(0.02)	(1.39)	(1.41)	—	—	—
Institutional Shares
Six months ended 06/30/2006 (d)	8.00	0.06	0.28	0.34	—	—	—
Year ended 12/31/2005	8.34	0.12	0.49	0.61	(0.12)	(0.83)	(0.95)
Year ended 12/31/2004	7.81	0.13	0.52	0.65	(0.12)	—	(0.12)
Year ended 12/31/2003	6.38	0.09	1.41	1.50	(0.07)	—	(0.07)
Year ended 12/31/2002	7.88	0.07	(1.52)	(1.45)	(0.05)	—	(0.05)
Period ended 12/31/2001 (g)	7.54	0.02	0.34	0.36	(0.02)	—	(0.02)
Class R-1 Shares
Six months ended 06/30/2006 (d)	7.98	0.04	0.28	0.32	—	—	—
Year ended 12/31/2005	8.33	0.06	0.49	0.55	(0.07)	(0.83)	(0.90)
Period ended 12/31/2004 (h)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 06/30/2006 (d)	7.99	0.05	0.27	0.32	—	—	—
Year ended 12/31/2005	8.33	0.08	0.50	0.58	(0.09)	(0.83)	(0.92)
Period ended 12/31/2004 (h)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-3 Shares
Six months ended 06/30/2006 (d)	8.00	0.06	0.27	0.33	—	—	—
Year ended 12/31/2005	8.33	0.10	0.51	0.61	(0.11)	(0.83)	(0.94)
Period ended 12/31/2004 (h)	7.75	0.05	0.64	0.69	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(d)	Unaudited.

(e)	From commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c)		Net investment income (loss)		Expenses (c)		Net investment income (loss)		Portfolio turnover rate

$8.33	(1.30)%	$4.4	1.17	%(f)	1.24	%(f)	1.17	%(f)	1.24	%(f)	43	%(f)

8.32	(1.42)	4.0	1.87	(f)	0.57	(f)	1.87	(f)	0.57	(f)	43	(f)

8.55	4.14	103.6	1.18	(f)	1.26	(f)	1.18	(f)	1.26	(f)	43	(f)
8.21	6.76	99.1	1.20		1.05		1.21		1.04		90
8.54	7.80	95.7	1.18		1.11		1.18		1.11		2
8.00	22.81	74.4	1.20		0.72		1.23		0.69		1
6.55	(18.75)	29.2	1.20		0.58		1.24		0.54		3
8.10	(14.47)	13.6	1.20		0.22		1.27		0.15		1

8.47	3.80	39.8	1.58	(f)	0.85	(f)	1.58	(f)	0.85	(f)	43	(f)
8.16	6.42	45.9	1.60		0.65		1.61		0.64		90
8.49	7.32	43.0	1.58		0.71		1.58		0.71		2
7.96	22.57	34.6	1.60		0.32		1.62		0.30		1
6.51	(19.15)	16.2	1.60		0.16		1.64		0.12		3
8.06	(14.89)	10.9	1.60		(0.18)		1.67		(0.25)		1

8.34	4.25	134.5	0.93	(f)	1.50	(f)	0.93	(f)	1.50	(f)	43	(f)
8.00	7.15	128.4	0.88		1.38		0.89		1.37		90
8.34	8.34	114.4	0.68		1.62		0.68		1.62		2
7.81	23.52	91.2	0.68		1.24		0.68		1.24		1
6.38	(18.35)	51.5	0.70		1.07		0.72		1.05		3
7.88	4.82	33.0	0.70	(f)	0.85	(f)	0.70	(f)	0.85	(f)	1	(i)

8.30	4.01	1.9	1.50	(f)	0.94	(f)	1.50	(f)	0.94	(f)	43	(f)
7.98	6.49	1.6	1.52		0.74		1.54		0.72		90
8.33	8.76	1.1	1.51	(f)	1.33	(f)	1.51	(f)	1.33	(f)	2	(i)

8.31	4.01	2.5	1.30	(f)	1.15	(f)	1.30	(f)	1.15	(f)	43	(f)
7.99	6.79	2.0	1.32		0.95		1.34		0.93		90
8.33	8.82	1.1	1.31	(f)	1.53	(f)	1.31	(f)	1.53	(f)	2	(i)

8.33	4.13	1.2	1.00	(f)	1.43	(f)	1.00	(f)	1.43	(f)	43	(f)
8.00	7.16	1.1	1.02		1.23		1.03		1.22		90
8.33	8.94	1.1	1.01	(f)	1.84	(f)	1.01	(f)	1.84	(f)	2	(i)

(f)	Determined on an annualized basis.

(g)	From commencement of investment operations November 1, 2001.

(h)	From commencement of investment operations August 23, 2004.

(i)	Amount represents the portfolio turnover rate of the Fund for the full year.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Period ended 06/30/2006 (f) (g)	$11.35	$(0.01)	$(0.86)	$(0.87)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (f) (g)	11.35	(0.02)	(0.87)	(0.89)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (f)	10.12	(0.03)	0.24	0.21	—	—	—
Year ended 12/31/2005	10.45	(0.04)	0.21	0.17	—	(0.50)	(0.50)
Year ended 12/31/2004	9.84	(0.04)	0.65	0.61	—	—	—
Year ended 12/31/2003	7.06	(0.03)	2.81	2.78	—	—	—
Year ended 12/31/2002	9.56	(0.02)	(2.48)	(2.50)	—	—	—
Year ended 12/31/2001	9.78	(0.04)	(0.17)	(0.21)	—	(0.01)	(0.01)
Legacy Class B Shares
Six months ended 06/30/2006 (f)	9.91	(0.05)	0.24	0.19	—	—	—
Year ended 12/31/2005	10.29	(0.08)	0.20	0.12	—	(0.50)	(0.50)
Year ended 12/31/2004	9.73	(0.08)	0.64	0.56	—	—	—
Year ended 12/31/2003	7.00	(0.06)	2.79	2.73	—	—	—
Year ended 12/31/2002	9.53	(0.06)	(2.47)	(2.53)	—	—	—
Year ended 12/31/2001	9.78	(0.08)	(0.16)	(0.24)	—	(0.01)	(0.01)
Institutional Shares
Six months ended 06/30/2006 (f)	10.25	(0.02)	0.26	0.24	—	—	—
Year ended 12/31/2005	10.55	(0.01)	0.21	0.20	—	(0.50)	(0.50)
Year ended 12/31/2004	9.90	0.01	0.64	0.65	—	—	—
Year ended 12/31/2003	7.06	0.02	2.82	2.84	—	—	—
Period ended 12/31/2002 (i)	9.00	0.03	(1.97)	(1.94)	—	—	—
Class R-1 Shares
Six months ended 06/30/2006 (f)	10.15	(0.05)	0.25	0.20	—	—	—
Year ended 12/31/2005	10.52	(0.07)	0.20	0.13	—	(0.50)	(0.50)
Period ended 12/31/2004 (j)	8.79	(0.02)	1.75	1.73	—	—	—
Class R-2 Shares
Six months ended 06/30/2006 (f)	10.18	(0.03)	0.24	0.21	—	—	—
Year ended 12/31/2005	10.53	(0.05)	0.20	0.15	—	(0.50)	(0.50)
Period ended 12/31/2004 (j)	8.79	(0.01)	1.75	1.74	—	—	—
Class R-3 Shares
Six months ended 06/30/2006 (f)	10.23	(0.02)	0.24	0.22	—	—	—
Year ended 12/31/2005	10.54	(0.02)	0.21	0.19	—	(0.50)	(0.50)
Period ended 12/31/2004 (j)	8.79	—	1.75	1.75	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2004.

(c)	Distributions represent less than $0.01 per share in 2001.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Unaudited.

(g)	From commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e)		Net investment income (loss)		Expenses (e)		Net investment income (loss)		Portfolio turnover rate

$10.48	(7.67)%	$9.4	1.40	%(h)	(0.32	)%(h)	1.45	%(h)	(0.37	)%(h)	55	%(h)

10.46	(7.84)	9.2	2.10	(h)	(1.02	)(h)	2.15	(h)	(1.07	)(h)	55	(h)

10.33	2.08	67.0	1.40	(h)	(0.53	)(h)	1.45	(h)	(0.58	)(h)	55	(h)
10.12	1.57	65.1	1.40		(0.39)		1.51		(0.50)		61
10.45	6.20	64.2	1.40		(0.40)		1.44		(0.44)		37
9.84	39.38	55.8	1.40		(0.31)		1.48		(0.39)		33
7.06	(26.15)	25.8	1.40		(0.29)		1.48		(0.37)		29
9.56	(2.14)	26.6	1.40		(0.42)		1.48		(0.50)		44

10.10	1.92	23.6	1.80	(h)	(0.97	)(h)	1.85	(h)	(1.02	)(h)	55	(h)
9.91	1.10	41.2	1.80		(0.80)		1.91		(0.91)		61
10.29	5.76	41.4	1.80		(0.80)		1.84		(0.84)		37
9.73	39.00	36.7	1.80		(0.71)		1.87		(0.78)		33
7.00	(26.55)	21.2	1.80		(0.70)		1.88		(0.78)		29
9.53	(2.45)	24.8	1.80		(0.82)		1.88		(0.90)		44

10.49	2.34	14.2	1.15	(h)	(0.28	)(h)	1.20	(h)	(0.33	)(h)	55	(h)
10.25	1.83	13.5	1.07		(0.07)		1.18		(0.18)		61
10.55	6.57	11.8	0.90		0.11		0.95		0.06		37
9.90	40.23	8.8	0.90		0.19		0.98		0.11		33
7.06	(22.00)	3.3	0.90	(h)	0.40	(h)	0.98	(h)	0.32	(h)	29	(k)

10.35	1.97	1.8	1.72	(h)	(0.85	)(h)	1.77	(h)	(0.90	)(h)	55	(h)
10.15	1.17	1.6	1.72		(0.71)		1.83		(0.82)		61
10.52	19.68	1.2	1.72	(h)	(0.47	)(h)	1.80	(h)	(0.55	)(h)	37	(k)

10.39	2.06	1.4	1.52	(h)	(0.65	)(h)	1.57	(h)	(0.70	)(h)	55	(h)
10.18	1.36	1.4	1.52		(0.51)		1.63		(0.62)		61
10.53	19.80	1.2	1.52	(h)	(0.28	)(h)	1.60	(h)	(0.36	)(h)	37	(k)

10.45	2.15	1.3	1.22	(h)	(0.35	)(h)	1.27	(h)	(0.40	)(h)	55	(h)
10.23	1.74	1.3	1.22		(0.22)		1.33		(0.33)		61
10.54	19.91	1.2	1.22	(h)	0.02	(h)	1.30	(h)	(0.06	)(h)	37	(k)

(h)	Determined on an annualized basis.

(i)	From commencement of investment operations February 28, 2002.

(j)	From commencement of investment operations August 31, 2004.

(k)	Amount represents the portfolio turnover rate of the Fund for the full year.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (d)	Net realized gain (d)	Total distributions
Class A Shares
Period ended 06/30/2006 (g) (h)	$11.86	$0.05	$(0.57)	$(0.52)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (g) (h)	11.86	0.04	(0.58)	(0.54)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (g)	10.74	0.08	0.56	0.64	—	—	—
Year ended 12/31/2005	9.36	0.07	1.45	1.52	(0.14)	—	(0.14)
Year ended 12/31/2004	8.39	0.04	1.00	1.04	(0.07)	—	(0.07)
Year ended 12/31/2003	6.34	0.03	2.10	2.13	(0.08)	—	(0.08)
Year ended 12/31/2002	7.77	0.02	(1.35)	(1.33)	(0.10)	—	(0.10)
Year ended 12/31/2001	9.64	—	(1.87)	(1.87)	—	—	—
Legacy Class B Shares
Six months ended 06/30/2006 (g)	10.68	0.04	0.57	0.61	—	—	—
Year ended 12/31/2005	9.31	0.04	1.44	1.48	(0.11)	—	(0.11)
Year ended 12/31/2004	8.35	0.01	0.98	0.99	(0.03)	—	(0.03)
Year ended 12/31/2003	6.31	—	2.09	2.09	(0.05)	—	(0.05)
Year ended 12/31/2002	7.74	(0.01)	(1.35)	(1.36)	(0.07)	—	(0.07)
Year ended 12/31/2001	9.64	(0.03)	(1.87)	(1.90)	—	—	—
Institutional Shares
Six months ended 06/30/2006 (g)	10.68	0.09	0.57	0.66	—	—	—
Year ended 12/31/2005	9.31	0.10	1.44	1.54	(0.17)	—	(0.17)
Year ended 12/31/2004	8.35	0.08	0.99	1.07	(0.11)	—	(0.11)
Year ended 12/31/2003	6.29	0.07	2.10	2.17	(0.11)	—	(0.11)
Period ended 12/31/2002 (j)	7.34	0.03	(0.95)	(0.92)	(0.13)	—	(0.13)
Class R-1 Shares
Six months ended 06/30/2006 (g)	10.68	0.06	0.56	0.62	—	—	—
Year ended 12/31/2005	9.32	0.04	1.44	1.48	(0.12)	—	(0.12)
Period ended 12/31/2004 (k)	8.32	(0.02)	1.11	1.09	(0.09)	—	(0.09)
Class R-2 Shares
Six months ended 06/30/2006 (g)	10.71	0.07	0.56	0.63	—	—	—
Year ended 12/31/2005	9.32	0.06	1.46	1.52	(0.13)	—	(0.13)
Period ended 12/31/2004 (k)	8.32	(0.01)	1.10	1.09	(0.09)	—	(0.09)
Class R-3 Shares
Six months ended 06/30/2006 (g)	10.70	0.09	0.55	0.64	—	—	—
Year ended 12/31/2005	9.32	0.09	1.45	1.54	(0.16)	—	(0.16)
Period ended 12/31/2004 (k)	8.32	—	1.10	1.10	(0.10)	—	(0.10)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Legacy Class B shares represent less than $0.01 per share in 2003.

(c)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2004.

(d)	Distributions represent less than $0.01 per share in 2001.

(e)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(f)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(g)	Unaudited.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (e)	Net assets, end of period (millions)	Expenses (f)		Net investment income (loss)		Expenses (f)		Net investment income (loss)		Portfolio turnover rate

$11.34	(4.38)%	$9.8	1.50	%(i)	2.41	%(i)	1.62	%(i)	2.29	%(i)	29	%(i)

11.32	(4.55)	9.6	2.20	(i)	1.72	(i)	2.32	(i)	1.60	(i)	29	(i)

11.38	5.96	51.0	1.50	(i)	1.35	(i)	1.60	(i)	1.25	(i)	29	(i)
10.74	16.27	44.7	1.50		0.78		1.73		0.55		27
9.36	12.34	34.4	1.50		0.48		1.68		0.30		22
8.39	33.61	29.1	1.50		0.45		1.91		0.04		16
6.34	(17.17)	18.4	1.50		0.23		2.00		(0.27)		24
7.77	(19.35)	20.8	1.50		0.05		1.75		(0.20)		26

11.29	5.71	17.9	1.90	(i)	0.68	(i)	2.00	(i)	0.58	(i)	29	(i)
10.68	15.84	34.3	1.90		0.40		2.13		0.17		27
9.31	11.89	28.9	1.90		0.06		2.08		(0.12)		22
8.35	33.18	24.8	1.90		0.07		2.32		(0.35)		16
6.31	(17.59)	17.4	1.90		(0.17)		2.40		(0.67)		24
7.74	(19.66)	19.8	1.90		(0.35)		2.15		(0.60)		26

11.34	6.18	10.8	1.25	(i)	1.61	(i)	1.35	(i)	1.51	(i)	29	(i)
10.68	16.57	9.3	1.17		1.09		1.41		0.85		27
9.31	12.78	6.3	1.00		0.96		1.18		0.78		22
8.35	34.56	4.7	1.00		0.94		1.41		0.53		16
6.29	(12.55)	2.7	1.00	(i)	0.56	(i)	1.51	(i)	0.05	(i)	24	(l)

11.30	5.81	1.9	1.82	(i)	1.04	(i)	1.92	(i)	0.94	(i)	29	(i)
10.68	15.86	1.6	1.82		0.42		2.05		0.19		27
9.32	13.06	1.2	1.82	(i)	(0.70	)(i)	2.04	(i)	(0.92	)(i)	22	(l)

11.34	5.88	1.8	1.62	(i)	1.25	(i)	1.72	(i)	1.15	(i)	29	(i)
10.71	16.34	1.5	1.62		0.67		1.85		0.44		27
9.32	13.12	1.1	1.62	(i)	(0.49	)(i)	1.84	(i)	(0.71	)(i)	22	(l)

11.34	5.98	1.5	1.32	(i)	1.52	(i)	1.42	(i)	1.42	(i)	29	(i)
10.70	16.51	1.3	1.32		0.97		1.55		0.74		27
9.32	13.22	1.1	1.32	(i)	(0.19	)(i)	1.54	(i)	(0.41	)(i)	22	(l)

(h)	From commencement of investment operations April 27, 2006.

(i)	Determined on an annualized basis.

(j)	From commencement of investment operations February 28, 2002.

(k)	From commencement of investment operations September 13, 2004.

(l)	Amount represents the portfolio turnover rate of the Fund for the full year.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Period ended 06/30/2006 (h) (i)	$9.96	$0.02	$(0.27)	$(0.25)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (h) (i)	9.96	0.01	(0.27)	(0.26)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (h)	9.46	0.06	0.16	0.22	—	—	—
Year ended 12/31/2005	9.18	0.10	0.28	0.38	(0.10)	—	(0.10)
Year ended 12/31/2004	8.43	0.11	0.74	0.85	(0.10)	—	(0.10)
Year ended 12/31/2003	6.66	0.07	1.75	1.82	(0.05)	—	(0.05)
Year ended 12/31/2002	8.66	0.06	(2.02)	(1.96)	(0.04)	—	(0.04)
Year ended 12/31/2001	9.98	0.05	(1.33)	(1.28)	(0.04)	—	(0.04)
Legacy Class B Shares
Six months ended 06/30/2006 (h)	9.46	0.04	0.16	0.20	—	—	—
Year ended 12/31/2005	9.18	0.06	0.28	0.34	(0.06)	—	(0.06)
Year ended 12/31/2004	8.43	0.08	0.74	0.82	(0.07)	—	(0.07)
Year ended 12/31/2003	6.65	0.04	1.77	1.81	(0.03)	—	(0.03)
Year ended 12/31/2002	8.66	0.03	(2.02)	(1.99)	(0.02)	—	(0.02)
Year ended 12/31/2001	9.98	0.01	(1.31)	(1.30)	(0.02)	—	(0.02)
Institutional Shares
Six months ended 06/30/2006 (h)	9.49	0.07	0.16	0.23	—	—	—
Year ended 12/31/2005	9.21	0.13	0.28	0.41	(0.13)	—	(0.13)
Year ended 12/31/2004	8.45	0.16	0.74	0.90	(0.14)	—	(0.14)
Year ended 12/31/2003	6.65	0.11	1.77	1.88	(0.08)	—	(0.08)
Period ended 12/31/2002 (k)	8.35	0.09	(1.72)	(1.63)	(0.07)	—	(0.07)
Class R-1 Shares
Six months ended 06/30/2006 (h)	9.47	0.04	0.17	0.21	—	—	—
Year ended 12/31/2005	9.20	0.07	0.27	0.34	(0.07)	—	(0.07)
Period ended 12/31/2004 (l)	8.62	0.04	0.66	0.70	(0.12)	—	(0.12)
Class R-2 Shares
Six months ended 06/30/2006 (h)	9.46	0.05	0.16	0.21	—	—	—
Year ended 12/31/2005	9.20	0.09	0.28	0.37	(0.11)	—	(0.11)
Period ended 12/31/2004 (l)	8.62	0.05	0.65	0.70	(0.12)	—	(0.12)
Class R-3 Shares
Six months ended 06/30/2006 (h)	9.49	0.07	0.16	0.23	—	—	—
Year ended 12/31/2005	9.20	0.12	0.28	0.40	(0.11)	—	(0.11)
Period ended 12/31/2004 (l)	8.62	0.06	0.65	0.71	(0.13)	—	(0.13)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. For the six months ended June 30, 2006, the net amounts and ratios reflect Barclays’ expense credit for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit, were 0.05% and 1.89%, respectively, for the six months ended June 30, 2006.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2001.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (loss) (f)		Portfolio turnover rate (g)

$9.71	(2.51)%	$11.4	0.78	%(j)	1.41	%(j)	0.78	%(j)	1.41	%(j)	3%

9.70	(2.61)	9.9	1.48	(j)	0.72	(j)	1.48	(j)	0.72	(j)	3

9.68	2.33	345.9	0.78	(j)	1.17	(j)	0.78	(j)	1.17	(j)	3
9.46	4.08	339.8	0.80		1.10		0.82		1.08		14
9.18	10.06	291.4	0.80		1.29		0.80		1.29		14
8.43	27.39	184.3	0.80		0.99		0.89		0.90		8
6.66	(22.60)	62.9	0.80		0.88		0.86		0.82		12
8.66	(12.75)	32.4	0.80		0.57		0.90		0.47		9

9.66	2.11	130.1	1.18	(j)	0.76	(j)	1.18	(j)	0.76	(j)	3
9.46	3.69	139.0	1.20		0.70		1.22		0.68		14
9.18	9.67	124.1	1.20		0.87		1.20		0.87		14
8.43	27.19	89.7	1.20		0.59		1.29		0.50		8
6.65	(23.00)	38.4	1.20		0.46		1.27		0.39		12
8.66	(13.03)	26.1	1.20		0.17		1.30		0.07		9

9.72	2.42	58.9	0.53	(j)	1.42	(j)	0.53	(j)	1.42	(j)	3
9.49	4.38	53.0	0.48		1.42		0.50		1.40		14
9.21	10.59	40.4	0.30		1.79		0.30		1.79		14
8.45	28.27	25.1	0.30		1.49		0.39		1.40		8
6.65	(19.57)	8.3	0.30	(j)	1.48	(j)	0.35	(j)	1.43	(j)	12

9.68	2.22	4.3	1.10	(j)	0.86	(j)	1.10	(j)	0.86	(j)	3
9.47	3.73	3.3	1.12		0.79		1.15		0.76		14
9.20	8.12	1.6	1.12	(j)	1.65	(j)	1.12	(j)	1.65	(j)	14

9.67	2.22	4.7	0.90	(j)	1.06	(j)	0.90	(j)	1.06	(j)	3
9.46	3.95	3.5	0.92		1.02		0.95		0.99		14
9.20	8.11	1.1	0.92	(j)	1.93	(j)	0.92	(j)	1.93	(j)	14

9.72	2.42	1.5	0.60	(j)	1.34	(j)	0.60	(j)	1.34	(j)	3
9.49	4.35	1.3	0.62		1.28		0.65		1.25		14
9.20	8.20	1.1	0.62	(j)	2.24	(j)	0.62	(j)	2.24	(j)	14

(f)	The ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. For the six months ended June 30, 2006, the net amounts and ratios do not reflect Barclays’ expense credit for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding Barclays’ expense credit, were 0.05% and 1.89%, respectively, for the six months ended June 30, 2006.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the six months ended June 30, 2006, the period is from commencement of investment operations April 27, 2006.

(j)	Determined on an annualized basis.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b) (c) (d)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Period ended 06/30/2006 (i) (j)	$15.06	$0.01	$(0.80)	$(0.79)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (i) (j)	15.06	(0.01)	(0.80)	(0.81)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (i)	13.11	0.02	0.98	1.00	—	—	—
Year ended 12/31/2005	13.31	0.05	0.43	0.48	(0.01)	(0.67)	(0.68)
Year ended 12/31/2004	11.69	0.05	1.99	2.04	(0.03)	(0.39)	(0.42)
Year ended 12/31/2003	8.14	0.04	3.60	3.64	(0.04)	(0.05)	(0.09)
Year ended 12/31/2002	10.37	0.05	(2.23)	(2.18)	— (e)	(0.05)	(0.05)
Year ended 12/31/2001	10.43	0.06	0.10	0.16	(0.07)	(0.15)	(0.22)
Legacy Class B Shares
Six months ended 06/30/2006 (i)	12.99	(0.01)	0.97	0.96	—	—	—
Year ended 12/31/2005	13.23	—	0.43	0.43	—	(0.67)	(0.67)
Year ended 12/31/2004	11.65	—	1.97	1.97	—	(0.39)	(0.39)
Year ended 12/31/2003	8.10	—	3.60	3.60	— (e)	(0.05)	(0.05)
Year ended 12/31/2002	10.36	0.01	(2.22)	(2.21)	— (e)	(0.05)	(0.05)
Year ended 12/31/2001	10.43	0.02	0.09	0.11	(0.03)	(0.15)	(0.18)
Institutional Shares
Six months ended 06/30/2006 (i)	13.25	0.04	0.98	1.02	—	—	—
Year ended 12/31/2005	13.44	0.10	0.43	0.53	(0.05)	(0.67)	(0.72)
Year ended 12/31/2004	11.80	0.11	2.00	2.11	(0.08)	(0.39)	(0.47)
Year ended 12/31/2003	8.17	0.09	3.67	3.76	(0.08)	(0.05)	(0.13)
Period ended 12/31/2002 (k)	9.95	0.10	(1.83)	(1.73)	— (e)	(0.05)	(0.05)
Class R-1 Shares
Six months ended 06/30/2006 (i)	13.21	—	0.98	0.98	—	—	—
Year ended 12/31/2005	13.44	0.01	0.43	0.44	—	(0.67)	(0.67)
Period ended 12/31/2004 (m)	12.13	0.02	1.73	1.75	(0.05)	(0.39)	(0.44)
Class R-2 Shares
Six months ended 06/30/2006 (i)	13.24	0.01	0.99	1.00	—	—	—
Year ended 12/31/2005	13.44	0.04	0.44	0.48	(0.01)	(0.67)	(0.68)
Period ended 12/31/2004 (m)	12.13	0.03	1.73	1.76	(0.06)	(0.39)	(0.45)
Class R-3 Shares
Six months ended 06/30/2006 (i)	13.25	0.03	0.99	1.02	—	—	—
Year ended 12/31/2005	13.44	0.08	0.43	0.51	(0.03)	(0.67)	(0.70)
Period ended 12/31/2004 (m)	12.13	0.04	1.73	1.77	(0.07)	(0.39)	(0.46)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Legacy Class B shares represent less than $0.01 per share in 2003, 2004 and 2005.

(c)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(d)	Net investment income for Class R-1 represents less than $0.01 per share in 2006. (e) Distributions represent less than $0.01 per share.

(f)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(g)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(h)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

See accompanying notes to financial statements.

			Ratios/supplemental data
				Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (f)		Net assets, end of period (millions)	Expenses (c) (g)		Net investment income (loss) (c)		Expenses (c) (g)		Net investment income (loss) (c)		Portfolio turnover rate (h)

$14.27	(4.74	)%(n)	$10.6	0.95	%(l)	0.45	%(l)	0.97	%(l)	0.43	%(l)	45	%(l)

14.25	(4.87	)(n)	9.6	1.65	(l)	(0.26	)(l)	1.67	(l)	(0.28	)(l)	45	(l)

14.11	7.63	(n)	175.5	0.95	(l)	0.28	(l)	0.96	(l)	0.27	(l)	45	(l)
13.11	3.55		157.2	0.95		0.41		1.01		0.35		3
13.31	17.40		134.2	0.95		0.41		0.97		0.39		20
11.69	44.70		87.6	0.95		0.42		1.11		0.26		48
8.14	(21.06)		34.0	0.95		0.53		1.05		0.43		28
10.37	1.42		29.4	0.95		0.61		1.08		0.48		46

13.95	7.39	(n)	63.5	1.35	(l)	(0.13	)(l)	1.36	(l)	(0.14	)(l)	45	(l)
12.99	3.18		75.2	1.35		0.00		1.41		(0.06)		3
13.23	16.90		69.6	1.35		0.00		1.37		(0.02)		20
11.65	44.46		52.4	1.35		0.02		1.51		(0.14)		48
8.10	(21.37)		26.8	1.35		0.12		1.45		0.02		28
10.36	1.03		27.5	1.35		0.21		1.48		0.08		46

14.27	7.70	(n)	38.6	0.70	(l)	0.54	(l)	0.71	(l)	0.53	(l)	45	(l)
13.25	3.89		31.2	0.63		0.73		0.69		0.67		3
13.44	17.84		23.7	0.45		0.92		0.47		0.90		20
11.80	45.97		13.6	0.45		0.91		0.61		0.75		48
8.17	(17.43)		3.9	0.45	(l)	1.16	(l)	0.53	(l)	1.08	(l)	28

14.19	7.42		2.5	1.27	(l)	(0.03	)(l)	1.28	(l)	(0.04	)(l)	45	(l)
13.21	3.20		2.0	1.27		0.09		1.33		0.03		3
13.44	14.42		1.3	1.27	(l)	0.57	(l)	1.31	(l)	0.53	(l)	20

14.24	7.55	(n)	2.7	1.07	(l)	0.19	(l)	1.08	(l)	0.18	(l)	45	(l)
13.24	3.46		1.6	1.07		0.29		1.13		0.23		3
13.44	14.46		1.1	1.07	(l)	0.74	(l)	1.11	(l)	0.70	(l)	20

14.27	7.70		1.3	0.77	(l)	0.47	(l)	0.78	(l)	0.46	(l)	45	(l)
13.25	3.75		1.1	0.77		0.58		0.83		0.52		3
13.44	14.55		1.1	0.77	(l)	1.04	(l)	0.81	(l)	1.00	(l)	20

(i)	Unaudited.

(j)	From commencement of investment operations April 27, 2006.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(l)	Determined on an annualized basis.

(m)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

(n)	Based upon net asset value of $14.27, $14.25, $14.11, $13.95, $14.27 and $14.24 for the Small Cap Index Fund Class A, Class B, Legacy Class A, Legacy Class B, Institutional and Class R-2 shares, respectively, as of June 30, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on June 30, 2006). For shareholder purchases and redemptions on June 30, 2006, the net asset value was $14.26, $14.24, $14.10, $13.94, $14.26, and $14.23, respectively, which caused the total return for the period ended June 30, 2006 to be equivalent to (4.81)%, (4.94)%, 7.55%, 7.31%, 7.62%, and 7.48%, respectively.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

FINANCIAL HIGHLIGHTS

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Period ended 06/30/2006 (f) (g)	$13.04	$0.09	$(0.58)	$(0.49)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (f) (g)	13.04	0.07	(0.58)	(0.51)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (f)	11.42	0.16	0.91	1.07	—	—	—
Year ended 12/31/2005	10.30	0.16	1.15	1.31	(0.19)	—	(0.19)
Year ended 12/31/2004	8.74	0.12	1.55	1.67	(0.11)	—	(0.11)
Year ended 12/31/2003	6.45	0.09	2.29	2.38	(0.09)	—	(0.09)
Year ended 12/31/2002	7.87	0.08	(1.43)	(1.35)	(0.07)	—	(0.07)
Year ended 12/31/2001	10.15	0.05	(2.31)	(2.26)	(0.02)	—	(0.02)
Legacy Class B Shares
Six months ended 06/30/2006 (f)	11.42	0.13	0.92	1.05	—	—	—
Year ended 12/31/2005	10.29	0.12	1.15	1.27	(0.14)	—	(0.14)
Year ended 12/31/2004	8.74	0.09	1.54	1.63	(0.08)	—	(0.08)
Year ended 12/31/2003	6.44	0.07	2.29	2.36	(0.06)	—	(0.06)
Year ended 12/31/2002	7.87	0.05	(1.43)	(1.38)	(0.05)	—	(0.05)
Year ended 12/31/2001	10.15	0.02	(2.30)	(2.28)	—	—	—
Institutional Shares
Six months ended 06/30/2006 (f)	11.46	0.18	0.90	1.08	—	—	—
Year ended 12/31/2005	10.33	0.20	1.15	1.35	(0.22)	—	(0.22)
Year ended 12/31/2004	8.75	0.17	1.56	1.73	(0.15)	—	(0.15)
Year ended 12/31/2003	6.44	0.13	2.30	2.43	(0.12)	—	(0.12)
Period ended 12/31/2002 (j)	7.48	0.08	(1.01)	(0.93)	(0.11)	—	(0.11)
Class R-1 Shares
Six months ended 06/30/2006 (f)	11.45	0.15	0.91	1.06	—	—	—
Year ended 12/31/2005	10.32	0.13	1.15	1.28	(0.15)	—	(0.15)
Period ended 12/31/2004 (k)	9.07	0.01	1.37	1.38	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2006 (f)	11.45	0.16	0.91	1.07	—	—	—
Year ended 12/31/2005	10.32	0.15	1.16	1.31	(0.18)	—	(0.18)
Period ended 12/31/2004 (k)	9.07	0.01	1.38	1.39	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2006 (f)	11.45	0.17	0.93	1.10	—	—	—
Year ended 12/31/2005	10.32	0.19	1.14	1.33	(0.20)	—	(0.20)
Period ended 12/31/2004 (k)	9.07	0.02	1.37	1.39	(0.14)	—	(0.14)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2001.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Unaudited.

(g)	From commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)		Net investment income (a)		Expenses (a) (e)		Net investment income (loss) (a)		Portfolio turnover rate (h)

$12.55	(3.76)%	$10.5	1.15	%(i)	3.96	%(i)	1.23	%(i)	3.88	%(i)	11	%(i)

12.53	(3.91)	9.7	1.85	(i)	3.30	(i)	1.93	(i)	3.22	(i)	11	(i)

12.49	9.37	110.4	1.15	(i)	2.69	(i)	1.29	(i)	2.55	(i)	11	(i)
11.42	12.67	90.9	1.15		1.54		1.28		1.41		1
10.30	19.15	60.0	1.15		1.36		1.21		1.30		39
8.74	36.95	36.0	1.15		1.29		1.35		1.09		18
6.45	(17.08)	19.5	1.15		1.06		1.27		0.94		20
7.87	(22.19)	21.0	1.15		0.59		1.29		0.45		7

12.47	9.19	35.4	1.55	(i)	2.06	(i)	1.70	(i)	1.91	(i)	11	(i)
11.42	12.36	47.5	1.55		1.17		1.68		1.04		1
10.29	18.60	38.6	1.55		0.98		1.61		0.92		39
8.74	36.71	28.9	1.55		0.93		1.75		0.73		18
6.44	(17.56)	18.7	1.55		0.66		1.67		0.54		20
7.87	(22.43)	20.2	1.55		0.19		1.69		0.05		7

12.54	9.42 (l)	26.9	0.90	(i)	3.01	(i)	1.04	(i)	2.87	(i)	11	(i)
11.46	13.02	19.1	0.83		1.86		0.96		1.73		1
10.33	19.81	11.8	0.65		1.86		0.71		1.80		39
8.75	37.79	6.1	0.65		1.75		0.85		1.55		18
6.44	(12.45)	2.8	0.65	(i)	1.33	(i)	0.74	(i)	1.24	(i)	20

12.51	9.26	2.4	1.47	(i)	2.39	(i)	1.61	(i)	2.25	(i)	11	(i)
11.45	12.44	1.9	1.47		1.23		1.60		1.10		1
10.32	15.24	1.3	1.47	(i)	0.28	(i)	1.56	(i)	0.19	(i)	39

12.52	9.35	2.7	1.27	(i)	2.66	(i)	1.41	(i)	2.52	(i)	11	(i)
11.45	12.66	1.8	1.27		1.41		1.40		1.28		1
10.32	15.27	1.1	1.27	(i)	0.47	(i)	1.36	(i)	0.38	(i)	39

12.55	9.61	1.5	0.97	(i)	2.85	(i)	1.11	(i)	2.71	(i)	11	(i)
11.45	12.88	1.3	0.97		1.75		1.10		1.62		1
10.32	15.37	1.1	0.97	(i)	0.77	(i)	1.05	(i)	0.69	(i)	39

(h)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

(l)	Based upon net asset value of $12.54 as of June 30, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on June 30, 2006). For shareholder purchases and redemptions on June 30, 2006, the net asset value was $12.55, which caused the total return for the six months ended June 30, 2006 to be equivalent to 9.51%.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions
Class A Shares
Period ended 06/30/2006 (e) (f)	$9.99	$0.03	$(0.09)	$(0.06)	$(0.08)	$—	$(0.08)
Class B Shares
Period ended 06/30/2006 (e) (f)	9.99	0.01	(0.08)	(0.07)	(0.07)	—	(0.07)
Legacy Class A Shares
Six months ended 06/30/2006 (e)	9.76	0.07	0.15	0.22	(0.07)	—	(0.07)
Year ended 12/31/2005	9.52	0.21	0.17	0.38	(0.14)	—	(0.14)
Year ended 12/31/2004	9.14	0.20	0.37	0.57	(0.19)	—	(0.19)
Year ended 12/31/2003	8.10	0.16	1.03	1.19	(0.15)	—	(0.15)
Year ended 12/31/2002	8.98	0.19	(0.97)	(0.78)	(0.10)	—	(0.10)
Year ended 12/31/2001	9.78	0.24	(0.79)	(0.55)	(0.23)	(0.02)	(0.25)
Legacy Class B Shares
Six months ended 06/30/2006 (e)	9.77	0.05	0.15	0.20	(0.05)	—	(0.05)
Year ended 12/31/2005	9.53	0.17	0.19	0.36	(0.12)	—	(0.12)
Year ended 12/31/2004	9.15	0.16	0.38	0.54	(0.16)	—	(0.16)
Year ended 12/31/2003	8.10	0.12	1.04	1.16	(0.11)	—	(0.11)
Year ended 12/31/2002	8.97	0.16	(0.95)	(0.79)	(0.08)	—	(0.08)
Year ended 12/31/2001	9.78	0.23	(0.80)	(0.57)	(0.22)	(0.02)	(0.24)
Institutional Shares
Six months ended 06/30/2006 (e)	9.71	0.08	0.15	0.23	(0.08)	—	(0.08)
Year ended 12/31/2005	9.47	0.25	0.15	0.40	(0.16)	—	(0.16)
Year ended 12/31/2004	9.10	0.25	0.36	0.61	(0.24)	—	(0.24)
Year ended 12/31/2003	8.06	0.21	1.01	1.22	(0.18)	—	(0.18)
Period ended 12/31/2002 (i)	8.94	0.22	(0.94)	(0.72)	(0.16)	—	(0.16)
Class R-1 Shares
Six months ended 06/30/2006 (e)	9.62	0.05	0.15	0.20	(0.06)	—	(0.06)
Year ended 12/31/2005	9.40	0.19	0.17	0.36	(0.14)	—	(0.14)
Period ended 12/31/2004 (j)	9.13	0.13	0.35	0.48	(0.21)	—	(0.21)
Class R-2 Shares
Six months ended 06/30/2006 (e)	9.63	0.06	0.14	0.20	(0.06)	—	(0.06)
Year ended 12/31/2005	9.40	0.20	0.17	0.37	(0.14)	—	(0.14)
Period ended 12/31/2004 (j)	9.13	0.14	0.35	0.49	(0.22)	—	(0.22)
Class R-3 Shares
Six months ended 06/30/2006 (e)	9.64	0.08	0.14	0.22	(0.08)	—	(0.08)
Year ended 12/31/2005	9.40	0.22	0.17	0.39	(0.15)	—	(0.15)
Period ended 12/31/2004 (j)	9.13	0.15	0.35	0.50	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions represent less than $0.01 per share in 2003 and 2002.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	The expense ratios for the Institutional shares include the effect of the decreased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	Unaudited.

(f)	From commencement of investment operations April 27, 2006.

(g)	Determined on an annualized basis.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)		Net investment income		Expenses (d)		Net investment income		Portfolio turnover rate

$9.85	(0.63)%	$10.3	0.25	%(g)	1.49	%(g)	0.31	%(g)	1.43	%(g)	1	%(g)

9.85	(0.75)	9.9	0.95	(g)	0.79	(g)	1.01	(g)	0.73	(g)	1	(g)

9.91	2.24	103.0	0.25	(g)	1.43	(g)	0.35	(g)	1.33	(g)	1	(g)
9.76	4.70	108.9	0.33		2.18		0.47		2.04		1
9.52	6.28	99.4	0.50		2.16		0.59		2.07		1
9.14	14.70	83.0	0.50		1.89		0.61		1.78		0	(h)
8.10	(7.93)	48.6	0.50		2.30		0.61		2.19		3
8.98	(5.67)	29.3	0.09		2.62		0.21		2.50		6

9.92	2.00	50.3	0.65	(g)	1.02	(g)	0.76	(g)	0.91	(g)	1	(g)
9.77	4.28	60.4	0.73		1.77		0.87		1.63		1
9.53	5.89	56.6	0.90		1.76		0.99		1.67		1
9.15	14.36	49.0	0.90		1.45		1.00		1.35		0	(h)
8.10	(8.25)	33.3	0.90		1.85		1.01		1.74		3
8.97	(5.90)	25.9	0.15		2.46		0.27		2.34		6

9.86	2.37	9.7	0.00	(g)	1.68	(g)	0.10	(g)	1.58	(g)	1	(g)
9.71	5.14	9.0	0.00		2.59		0.14		2.45		1
9.47	6.77	6.8	0.00		2.75		0.09		2.66		1
9.10	15.26	4.7	0.00		2.44		0.13		2.31		0	(h)
8.06	(7.12)	1.5	0.00	(g)	3.33	(g)	0.09	(g)	3.24	(g)	3	(k)

9.76	2.04	1.8	0.57	(g)	1.11	(g)	0.67	(g)	1.01	(g)	1	(g)
9.62	4.36	1.5	0.64		1.97		0.78		1.83		1
9.40	5.28	1.1	0.82	(g)	3.77	(g)	0.92	(g)	3.67	(g)	1	(k)

9.77	2.12	1.3	0.37	(g)	1.31	(g)	0.47	(g)	1.21	(g)	1	(g)
9.63	4.56	1.1	0.45		2.07		0.59		1.93		1
9.40	5.33	1.0	0.62	(g)	3.82	(g)	0.72	(g)	3.72	(g)	1	(k)

9.78	2.25	1.1	0.07	(g)	1.61	(g)	0.17	(g)	1.51	(g)	1	(g)
9.64	4.96	1.1	0.15		2.36		0.29		2.22		1
9.40	5.43	1.0	0.32	(g)	4.13	(g)	0.42	(g)	4.03	(g)	1	(k)

(h)	Represents less than 0.5% in 2003.

(i)	From commencement of investment operations February 28, 2002.

(j)	From commencement of investment operations August 31, 2004.

(k)	Amount represents the portfolio turnover rate of the Fund for the full year.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Period ended 06/30/2006 (c) (d)	$10.11	$0.08	$(0.03)	$0.05	$(0.08)	$—	$(0.08)
Class B Shares
Period ended 06/30/2006 (c) (d)	10.11	0.07	(0.03)	0.04	(0.07)	—	(0.07)
Legacy Class A Shares
Six months ended 06/30/2006 (c)	10.39	0.21	(0.30)	(0.09)	(0.21)	—	(0.21)
Year ended 12/31/2005	10.66	0.41	(0.27)	0.14	(0.41)	—	(0.41)
Year ended 12/31/2004	10.66	0.40	—	0.40	(0.40)	—	(0.40)
Year ended 12/31/2003	10.73	0.40	(0.07)	0.33	(0.40)	—	(0.40)
Year ended 12/31/2002	10.35	0.51	0.40	0.91	(0.51)	(0.02)	(0.53)
Year ended 12/31/2001	10.25	0.60	0.14	0.74	(0.60)	(0.04)	(0.64)
Legacy Class B Shares
Six months ended 06/30/2006 (c)	10.39	0.19	(0.30)	(0.11)	(0.19)	—	(0.19)
Year ended 12/31/2005	10.66	0.37	(0.27)	0.10	(0.37)	—	(0.37)
Year ended 12/31/2004	10.66	0.36	—	0.36	(0.36)	—	(0.36)
Year ended 12/31/2003	10.73	0.36	(0.07)	0.29	(0.36)	—	(0.36)
Year ended 12/31/2002	10.35	0.47	0.40	0.87	(0.47)	(0.02)	(0.49)
Year ended 12/31/2001	10.25	0.56	0.14	0.70	(0.56)	(0.04)	(0.60)
Institutional Shares
Six months ended 06/30/2006 (c)	10.38	0.22	(0.30)	(0.08)	(0.22)	—	(0.22)
Year ended 12/31/2005	10.64	0.44	(0.26)	0.18	(0.44)	—	(0.44)
Year ended 12/31/2004	10.65	0.46	(0.01)	0.45	(0.46)	—	(0.46)
Year ended 12/31/2003	10.72	0.46	(0.07)	0.39	(0.46)	—	(0.46)
Year ended 12/31/2002	10.33	0.56	0.41	0.97	(0.56)	(0.02)	(0.58)
Period ended 12/31/2001 (f)	10.73	0.10	(0.36)	(0.26)	(0.10)	(0.04)	(0.14)
Class R-1 Shares
Six months ended 06/30/2006 (c)	10.38	0.20	(0.30)	(0.10)	(0.20)	—	(0.20)
Year ended 12/31/2005	10.64	0.38	(0.26)	0.12	(0.38)	—	(0.38)
Period ended 12/31/2004 (h)	10.61	0.13	0.03	0.16	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2006 (c)	10.37	0.21	(0.30)	(0.09)	(0.21)	—	(0.21)
Year ended 12/31/2005	10.65	0.40	(0.28)	0.12	(0.40)	—	(0.40)
Period ended 12/31/2004 (h)	10.61	0.14	0.04	0.18	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2006 (c)	10.38	0.22	(0.30)	(0.08)	(0.22)	—	(0.22)
Year ended 12/31/2005	10.65	0.43	(0.27)	0.16	(0.43)	—	(0.43)
Period ended 12/31/2004 (h)	10.61	0.15	0.04	0.19	(0.15)	—	(0.15)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(b)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(c)	Unaudited.

(d)	From commencement of investment operations April 27, 2006.

(e)	Determined on an annualized basis.

(f)	From commencement of investment operations November 1, 2001.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)		Net investment income (loss)		Expenses (b)		Net investment income (loss)		Portfolio turnover rate

$10.08	0.46%	$5.5	0.69	%(e)	4.25	%(e)	0.69	%(e)	4.25	%(e)	8	%(e)

10.08	0.39	5.0	1.09	(e)	3.84	(e)	1.09	(e)	3.84	(e)	8	(e)

10.09	(0.86)	123.1	0.69	(e)	4.16	(e)	0.69	(e)	4.16	(e)	8	(e)
10.39	1.32	138.0	0.70		3.89		0.73		3.86		11
10.66	3.86	121.1	0.68		3.79		0.68		3.79		12
10.66	3.16	101.2	0.70		3.76		0.70		3.75		18
10.73	9.02	55.8	0.70		4.80		0.71		4.79		15
10.35	7.42	21.0	0.70		5.74		0.73		5.71		26

10.09	(1.05)	53.7	1.09	(e)	3.77	(e)	1.09	(e)	3.77	(e)	8	(e)
10.39	0.93	55.8	1.10		3.49		1.13		3.46		11
10.66	3.45	54.5	1.08		3.39		1.08		3.39		12
10.66	2.78	49.7	1.10		3.36		1.10		3.36		18
10.73	8.59	31.4	1.10		4.44		1.11		4.43		15
10.35	7.00	18.0	1.10		5.34		1.13		5.31		26

10.08	(0.74)	83.6	0.44	(e)	4.42	(e)	0.44	(e)	4.42	(e)	8	(e)
10.38	1.76	81.4	0.37		4.22		0.40		4.19		11
10.64	4.29	72.9	0.18		4.29		0.18		4.29		12
10.65	3.69	61.5	0.20		4.28		0.20		4.28		18
10.72	9.69	35.8	0.20		5.36		0.20		5.36		15
10.33	(2.33)	22.2	0.20	(e)	6.16	(e)	0.22	(e)	6.14	(e)	26	(g)

10.08	(1.02)	1.9	1.01	(e)	3.86	(e)	1.01	(e)	3.86	(e)	8	(e)
10.38	1.12	1.7	1.02		3.58		1.05		3.55		11
10.64	1.53	1.2	1.00	(e)	3.48	(e)	1.00	(e)	3.48	(e)	12	(g)

10.07	(0.92)	2.0	0.81	(e)	4.06	(e)	0.81	(e)	4.06	(e)	8	(e)
10.37	1.12	1.6	0.82		3.78		0.85		3.75		11
10.65	1.70	1.0	0.80	(e)	3.68	(e)	0.80	(e)	3.68	(e)	12	(g)

10.08	(0.77)	1.1	0.51	(e)	4.35	(e)	0.51	(e)	4.35	(e)	8	(e)
10.38	1.51	1.1	0.52		4.08		0.55		4.05		11
10.65	1.81	1.0	0.50	(e)	3.98	(e)	0.50	(e)	3.98	(e)	12	(g)

(g)	Amount represents the portfolio turnover rate of the Fund for the full year.

(h)	From commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Period ended 06/30/2006 (c) (d)	$10.79	$0.08	$(0.06)	$0.02	$(0.08)	$—	$(0.08)
Class B Shares
Period ended 06/30/2006 (c) (d)	10.79	0.07	(0.06)	0.01	(0.07)	—	(0.07)
Legacy Class A Shares
Six months ended 06/30/2006 (c)	10.96	0.22	(0.24)	(0.02)	(0.22)	—	(0.22)
Year ended 12/31/2005	11.13	0.43	(0.17)	0.26	(0.43)	—	(0.43)
Year ended 12/31/2004	11.15	0.43	(0.02)	0.41	(0.43)	—	(0.43)
Year ended 12/31/2003	10.97	0.42	0.18	0.60	(0.42)	—	(0.42)
Year ended 12/31/2002	10.23	0.43	0.74	1.17	(0.43)	—	(0.43)
Year ended 12/31/2001	10.29	0.44	(0.06)	0.38	(0.44)	—	(0.44)
Legacy Class B Shares
Six months ended 06/30/2006 (c)	10.96	0.19	(0.24)	(0.05)	(0.19)	—	(0.19)
Year ended 12/31/2005	11.13	0.38	(0.17)	0.21	(0.38)	—	(0.38)
Year ended 12/31/2004	11.15	0.38	(0.02)	0.36	(0.38)	—	(0.38)
Year ended 12/31/2003	10.97	0.38	0.18	0.56	(0.38)	—	(0.38)
Year ended 12/31/2002	10.23	0.39	0.74	1.13	(0.39)	—	(0.39)
Year ended 12/31/2001	10.29	0.40	(0.06)	0.34	(0.40)	—	(0.40)
Institutional Shares
Six months ended 06/30/2006 (c)	10.97	0.23	(0.24)	(0.01)	(0.23)	—	(0.23)
Year ended 12/31/2005	11.14	0.47	(0.17)	0.30	(0.47)	—	(0.47)
Year ended 12/31/2004	11.16	0.48	(0.02)	0.46	(0.48)	—	(0.48)
Year ended 12/31/2003	10.98	0.48	0.18	0.66	(0.48)	—	(0.48)
Period ended 12/31/2002 (e)	10.52	0.40	0.46	0.86	(0.40)	—	(0.40)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(b)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(c)	Unaudited.

(d)	From commencement of investment operations April 27, 2006.

(e)	From commencement of investment operations February 28, 2002.

(f)	Determined on an annualized basis.

(g)	Amount represents the portfolio turnover rate of the Fund for the full year.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)		Net investment income		Expenses (b)		Net investment income		Portfolio turnover rate

$10.73	0.15%	$3.5	0.70	%(f)	3.96	%(f)	0.72	%(f)	3.94	%(f)	0	%(f)

10.73	0.08	3.3	1.10	(f)	3.55	(f)	1.12	(f)	3.53	(f)	0	(f)

10.72	(0.23)	68.9	0.70	(f)	4.00	(f)	0.71	(f)	3.99	(f)	0	(f)
10.96	2.35	73.3	0.70		3.86		0.72		3.84		0
11.13	3.74	66.2	0.70		3.86		0.70		3.86		2
11.15	5.60	59.6	0.70		3.83		0.70		3.83		8
10.97	11.64	43.7	0.70		4.03		0.71		4.02		7
10.23	3.77	29.0	0.70		4.26		0.71		4.25		0

10.72	(0.42)	26.5	1.10	(f)	3.60	(f)	1.11	(f)	3.59	(f)	0	(f)
10.96	1.94	34.0	1.10		3.47		1.12		3.45		0
11.13	3.33	34.8	1.10		3.46		1.10		3.46		2
11.15	5.18	35.2	1.10		3.43		1.10		3.43		8
10.97	11.20	32.0	1.10		3.64		1.12		3.62		7
10.23	3.35	27.0	1.10		3.86		1.11		3.85		0

10.73	(0.10)	0.2	0.45	(f)	4.24	(f)	0.46	(f)	4.23	(f)	0	(f)
10.97	2.69	0.2	0.38		4.19		0.40		4.17		0
11.14	4.26	0.2	0.20		4.36		0.20		4.36		2
11.16	6.18	0.2	0.20		4.33		0.21		4.32		8
10.98	8.35	0.1	0.20	(f)	4.49	(f)	0.21	(f)	4.48	(f)	7	(g)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations		Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Total from investment operations	Net investment income (a) (b)	Total distributions
Class A Shares
Period ended 06/30/2006 (e) (f)	$1.00	$0.01	$0.01	$(0.01)	$(0.01)
Class B Shares
Period ended 06/30/2006 (e) (f)	1.00	0.01	0.01	(0.01)	(0.01)
Legacy Class A Shares
Six months ended 06/30/2006 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2003	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2002	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2001	1.00	0.04	0.04	(0.04)	(0.04)
Legacy Class B Shares
Six months ended 06/30/2006 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2004	1.00	—	—	—	—
Year ended 12/31/2003	1.00	—	—	—	—
Year ended 12/31/2002	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2001	1.00	0.03	0.03	(0.03)	(0.03)
Institutional Shares
Six months ended 06/30/2006 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2003	1.00	0.01	0.01	(0.01)	(0.01)
Period ended 12/31/2002 (h)	1.00	0.01	0.01	(0.01)	(0.01)
Class R-1 Shares
Six months ended 06/30/2006 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004 (i)	1.00	—	—	—	—
Class R-2 Shares
Six months ended 06/30/2006 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004 (i)	1.00	—	—	—	—
Class R-3 Shares
Six months ended 06/30/2006 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Period ended 12/31/2004 (i)	1.00	—	—	—	—

(a)	Net investment income and distributions for Legacy Class B shares represent less than $0.01 per share in 2004 and 2003.

(b)	Net investment income and distributions for Class R-1 shares, Class R-2 shares and Class R-3 shares represent less than $0.01 per share in 2004.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(d)	The expense ratios for the Institutional shares includes the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	Unaudited.

(f)	From commencement of investment operations April 27, 2006.

(g)	Determined on an annualized basis.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)		Net investment income		Expenses (d)		Net investment income

$1.00	0.79%	$6.0	0.60	%(g)	4.37	%(g)	0.64	%(g)	4.33	%(g)

1.00	0.71	2.5	1.00	(g)	3.99	(g)	1.05	(g)	3.94	(g)

1.00	2.05	80.9	0.60	(g)	4.08	(g)	0.65	(g)	4.03	(g)
1.00	2.64	80.5	0.60		2.62		0.71		2.51
1.00	0.76	73.1	0.60		0.78		0.63		0.75
1.00	0.54	65.1	0.60		0.52		0.65		0.47
1.00	1.14	36.2	0.60		1.10		0.71		0.99
1.00	3.62	11.0	0.60		3.22		0.84		2.98

1.00	1.85	3.7	1.00	(g)	3.65	(g)	1.05	(g)	3.60	(g)
1.00	2.22	6.4	1.00		2.22		1.11		2.11
1.00	0.36	5.9	1.00		0.36		1.03		0.33
1.00	0.14	5.7	1.00		0.14		1.03		0.11
1.00	0.74	5.4	1.00		0.73		1.13		0.60
1.00	3.21	5.2	1.00		3.15		1.26		2.89

1.00	2.13	13.0	0.45	(g)	4.26	(g)	0.50	(g)	4.21	(g)
1.00	2.89	11.2	0.37		2.85		0.48		2.74
1.00	1.17	9.2	0.20		1.20		0.23		1.17
1.00	0.94	6.9	0.20		0.92		0.24		0.88
1.00	1.28	2.6	0.20	(g)	1.47	(g)	0.27	(g)	1.40	(g)

1.00	1.89	3.6	0.92	(g)	3.79	(g)	0.97	(g)	3.74	(g)
1.00	2.32	2.7	0.92		2.42		1.04		2.30
1.00	0.31	1.1	0.92	(g)	0.94	(g)	0.98	(g)	0.88	(g)

1.00	1.99	3.1	0.72	(g)	4.00	(g)	0.77	(g)	3.95	(g)
1.00	2.51	2.5	0.72		2.51		0.83		2.40
1.00	0.38	1.0	0.72	(g)	1.14	(g)	0.78	(g)	1.08	(g)

1.00	2.09	1.3	0.52	(g)	4.19	(g)	0.57	(g)	4.14	(g)
1.00	2.72	1.2	0.52		2.72		0.63		2.61
1.00	0.45	1.1	0.52	(g)	1.34	(g)	0.58	(g)	1.28	(g)

(h)	From commencement of investment operations February 28, 2002.

(i)	From commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Period ended 06/30/2006 (h) (i)	$11.45	$0.04	$(0.12)	$(0.08)	$(0.15)	$—	$(0.15)
Class B Shares
Period ended 06/30/2006 (h) (i)	11.45	0.04	(0.14)	(0.10)	(0.13)	—	(0.13)
Legacy Class A Shares
Six months ended 06/30/2006 (h)	11.24	0.14	0.01	0.15	(0.13)	—	(0.13)
Year ended 12/31/2005	11.11	0.26	0.17	0.43	(0.27)	(0.03)	(0.30)
Year ended 12/31/2004	10.82	0.17	0.46	0.63	(0.17)	(0.17)	(0.34)
Period ended 12/31/2003 (k)	10.00	0.07	0.80	0.87	(0.05)	—	(0.05)
Legacy Class B Shares
Six months ended 06/30/2006 (h)	11.24	0.12	0.01	0.13	(0.11)	—	(0.11)
Year ended 12/31/2005	11.10	0.21	0.17	0.38	(0.21)	(0.03)	(0.24)
Year ended 12/31/2004	10.81	0.13	0.46	0.59	(0.13)	(0.17)	(0.30)
Period ended 12/31/2003 (k)	10.00	0.05	0.79	0.84	(0.03)	—	(0.03)
Institutional Shares
Six months ended 06/30/2006 (h)	11.27	0.16	—	0.16	(0.14)	—	(0.14)
Year ended 12/31/2005	11.13	0.29	0.17	0.46	(0.29)	(0.03)	(0.32)
Year ended 12/31/2004	10.84	0.23	0.46	0.69	(0.23)	(0.17)	(0.40)
Period ended 12/31/2003 (k)	10.00	0.10	0.80	0.90	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 06/30/2006 (h)	11.13	0.12	—	0.12	(0.12)	—	(0.12)
Year ended 12/31/2005	11.08	0.22	0.17	0.39	(0.31)	(0.03)	(0.34)
Period ended 12/31/2004 (l)	10.95	0.04	0.44	0.48	(0.18)	(0.17)	(0.35)
Class R-2 Shares
Six months ended 06/30/2006 (h)	11.24	0.14	—	0.14	(0.13)	—	(0.13)
Year ended 12/31/2005	11.09	0.25	0.17	0.42	(0.24)	(0.03)	(0.27)
Period ended 12/31/2004 (l)	10.95	0.05	0.43	0.48	(0.17)	(0.17)	(0.34)
Class R-3 Shares
Six months ended 06/30/2006 (h)	11.25	0.15	0.01	0.16	(0.14)	—	(0.14)
Year ended 12/31/2005	11.09	0.28	0.17	0.45	(0.26)	(0.03)	(0.29)
Period ended 12/31/2004 (l)	10.95	0.06	0.43	0.49	(0.18)	(0.17)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.28% and 3.46%, respectively, for the six months ended June 30, 2006.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (f)		Portfolio turnover rate (g)

$11.22	(0.69)%	$2.1	1.22	%(j)	3.00	%(j)	1.61	%(j)	2.61	%(j)	20%

11.22	(0.84)	0.2	1.92	(j)	2.08	(j)	2.26	(j)	1.74	(j)	20

11.26	1.34	110.8	1.23	(j)	2.52	(j)	1.56	(j)	2.19	(j)	20
11.24	3.86	101.2	1.26		2.30		1.63		1.93		11
11.11	5.87	66.0	1.26		1.58		1.61		1.23		138
10.82	8.74	31.0	1.30	(j)	1.13	(j)	1.73	(j)	0.70	(j)	29

11.26	1.15	11.8	1.63	(j)	2.12	(j)	1.96	(j)	1.79	(j)	20
11.24	3.44	11.1	1.66		1.91		2.03		1.54		11
11.10	5.46	8.7	1.66		1.18		2.01		0.83		138
10.81	8.47	4.1	1.70	(j)	0.75	(j)	2.31	(j)	0.14	(j)	29

11.29	1.44	9.7	0.98	(j)	2.77	(j)	1.31	(j)	2.44	(j)	20
11.27	4.19	8.6	0.93		2.64		1.30		2.27		11
11.13	6.37	6.8	0.76		2.10		1.11		1.75		138
10.84	9.09	2.9	0.80	(j)	1.66	(j)	1.56	(j)	0.90	(j)	29

11.13	1.09	1.0	1.55	(j)	2.21	(j)	1.88	(j)	1.88	(j)	20
11.13	3.55	0.9	1.58		1.96		1.95		1.59		11
11.08	4.44	0.1	1.56	(j)	1.30	(j)	1.86	(j)	1.00	(j)	138

11.25	1.23	0.9	1.35	(j)	2.41	(j)	1.68	(j)	2.08	(j)	20
11.24	3.80	0.7	1.38		2.16		1.75		1.79		11
11.09	4.43	0.1	1.36	(j)	1.46	(j)	1.65	(j)	1.17	(j)	138

11.27	1.41	0.1	1.05	(j)	2.69	(j)	1.38	(j)	2.36	(j)	20
11.25	4.09	0.1	1.08		2.49		1.45		2.12		11
11.09	4.52	0.1	1.06	(j)	1.76	(j)	1.35	(j)	1.47	(j)	138

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.61% and 3.13%, respectively, for the six months ended June 30, 2006.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the six months ended June 30, 2006, the period is from commencement of investment operations April 27, 2006.

(j)	Determined on an annualized basis.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Period ended 06/30/2006 (h) (i)	$12.29	$0.04	$(0.13)	$(0.09)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (h) (i)	12.29	0.03	(0.18)	(0.15)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (h)	11.84	0.13	0.10	0.23	—	—	—
Year ended 12/31/2005	11.58	0.24	0.31	0.55	(0.23)	(0.06)	(0.29)
Year ended 12/31/2004	11.16	0.17	0.61	0.78	(0.13)	(0.23)	(0.36)
Period ended 12/31/2003 (k)	10.00	0.06	1.13	1.19	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2006 (h)	11.81	0.11	0.10	0.21	—	—	—
Year ended 12/31/2005	11.54	0.19	0.32	0.51	(0.18)	(0.06)	(0.24)
Year ended 12/31/2004	11.14	0.12	0.61	0.73	(0.10)	(0.23)	(0.33)
Period ended 12/31/2003 (k)	10.00	0.04	1.12	1.16	(0.02)	—	(0.02)
Institutional Shares
Six months ended 06/30/2006 (h)	11.92	0.15	0.09	0.24	—	—	—
Year ended 12/31/2005	11.64	0.28	0.32	0.60	(0.26)	(0.06)	(0.32)
Year ended 12/31/2004	11.21	0.23	0.60	0.83	(0.17)	(0.23)	(0.40)
Period ended 12/31/2003 (k)	10.00	0.09	1.16	1.25	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2006 (h)	11.85	0.11	0.11	0.22	—	—	—
Year ended 12/31/2005	11.64	0.21	0.29	0.50	(0.23)	(0.06)	(0.29)
Period ended 12/31/2004 (l)	11.37	0.04	0.61	0.65	(0.15)	(0.23)	(0.38)
Class R-2 Shares
Six months ended 06/30/2006 (h)	11.90	0.13	0.10	0.23	—	—	—
Year ended 12/31/2005	11.64	0.23	0.31	0.54	(0.22)	(0.06)	(0.28)
Period ended 12/31/2004 (l)	11.37	0.05	0.60	0.65	(0.15)	(0.23)	(0.38)
Class R-3 Shares
Six months ended 06/30/2006 (h)	11.90	0.14	0.10	0.24	—	—	—
Year ended 12/31/2005	11.64	0.27	0.30	0.57	(0.25)	(0.06)	(0.31)
Period ended 12/31/2004 (l)	11.37	0.06	0.60	0.66	(0.16)	(0.23)	(0.39)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.28% and 3.46%, respectively, for the six months ended June 30, 2006.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (f)		Portfolio turnover rate (g)

$12.20	(0.73)%	$8.3	1.19	%(j)	2.59	%(j)	1.52	%(j)	2.26	%(j)	18%

12.14	(1.22)	0.4	1.88	(j)	1.74	(j)	2.20	(j)	1.42	(j)	18

12.07	1.94	254.1	1.18	(j)	2.21	(j)	1.51	(j)	1.88	(j)	18
11.84	4.73	216.5	1.24		2.04		1.58		1.70		12
11.58	6.98	130.3	1.25		1.49		1.57		1.17		130
11.16	11.91	40.8	1.30	(j)	0.98	(j)	1.59	(j)	0.69	(j)	23

12.02	1.78	45.7	1.58	(j)	1.80	(j)	1.91	(j)	1.47	(j)	18
11.81	4.45	41.3	1.64		1.64		1.98		1.30		12
11.54	6.49	28.8	1.65		1.09		1.97		0.77		130
11.14	11.60	11.4	1.70	(j)	0.58	(j)	2.07	(j)	0.21	(j)	23

12.16	2.01	27.9	0.93	(j)	2.46	(j)	1.26	(j)	2.13	(j)	18
11.92	5.14	23.1	0.92		2.37		1.26		2.03		12
11.64	7.37	14.4	0.75		2.00		1.07		1.68		130
11.21	12.55	4.2	0.80	(j)	1.47	(j)	1.31	(j)	0.96	(j)	23

12.07	1.86	2.5	1.50	(j)	1.90	(j)	1.83	(j)	1.57	(j)	18
11.85	4.31	1.7	1.56		1.81		1.90		1.47		12
11.64	5.66	0.1	1.55	(j)	1.27	(j)	1.85	(j)	0.97	(j)	130

12.13	1.93	2.2	1.30	(j)	2.14	(j)	1.63	(j)	1.81	(j)	18
11.90	4.63	1.1	1.36		1.91		1.70		1.57		12
11.64	5.67	0.1	1.35	(j)	1.38	(j)	1.65	(j)	1.08	(j)	130

12.14	2.02	0.3	1.00	(j)	2.39	(j)	1.33	(j)	2.06	(j)	18
11.90	4.95	0.3	1.06		2.28		1.40		1.94		12
11.64	5.76	0.1	1.05	(j)	1.66	(j)	1.35	(j)	1.36	(j)	130

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.61% and 3.13%, respectively, for the six months ended June 30, 2006.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the six months ended June 30, 2006, the period is from commencement of investment operations April 27, 2006.

(j)	Determined on an annualized basis.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Period ended 06/30/2006 (h) (i)	$13.43	$0.03	$(0.22)	$(0.19)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (h) (i)	13.43	0.02	(0.24)	(0.22)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (h)	12.70	0.10	0.30	0.40	—	—	—
Year ended 12/31/2005	12.24	0.20	0.54	0.74	(0.18)	(0.10)	(0.28)
Year ended 12/31/2004	11.55	0.16	0.85	1.01	(0.12)	(0.20)	(0.32)
Period ended 12/31/2003 (k)	10.00	0.06	1.52	1.58	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2006 (h)	12.68	0.08	0.29	0.37	—	—	—
Year ended 12/31/2005	12.22	0.15	0.55	0.70	(0.14)	(0.10)	(0.24)
Year ended 12/31/2004	11.54	0.11	0.85	0.96	(0.08)	(0.20)	(0.28)
Period ended 12/31/2003 (k)	10.00	0.04	1.52	1.56	(0.02)	—	(0.02)
Institutional Shares
Six months ended 06/30/2006 (h)	12.79	0.12	0.29	0.41	—	—	—
Year ended 12/31/2005	12.31	0.24	0.55	0.79	(0.21)	(0.10)	(0.31)
Year ended 12/31/2004	11.59	0.22	0.86	1.08	(0.16)	(0.20)	(0.36)
Period ended 12/31/2003 (k)	10.00	0.10	1.53	1.63	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2006 (h)	12.73	0.08	0.33	0.41	—	—	—
Year ended 12/31/2005	12.31	0.18	0.53	0.71	(0.19)	(0.10)	(0.29)
Period ended 12/31/2004 (l)	11.79	0.05	0.81	0.86	(0.14)	(0.20)	(0.34)
Class R-2 Shares
Six months ended 06/30/2006 (h)	12.77	0.10	0.29	0.39	—	—	—
Year ended 12/31/2005	12.32	0.19	0.54	0.73	(0.18)	(0.10)	(0.28)
Period ended 12/31/2004 (l)	11.79	0.05	0.82	0.87	(0.14)	(0.20)	(0.34)
Class R-3 Shares
Six months ended 06/30/2006 (h)	12.79	0.11	0.25	0.36	—	—	—
Year ended 12/31/2005	12.32	0.23	0.55	0.78	(0.21)	(0.10)	(0.31)
Period ended 12/31/2004 (l)	11.79	0.06	0.82	0.88	(0.15)	(0.20)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.28% and 3.46%, respectively, for the six months ended June 30, 2006.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

			Ratios/supplemental data
				Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers
Net asset value, end of period	Total return (d)		Net assets, end of period (millions)	Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (f)		Portfolio turnover rate (g)

$13.24	(1.41)%		$7.8	1.16	%(j)	2.02	%(j)	1.50	%(j)	1.68	%(j)	16%

13.21	(1.64)		1.0	1.86	(j)	1.21	(j)	2.19	(j)	0.88	(j)	16

13.10	3.15		390.7	1.16	(j)	1.58	(j)	1.49	(j)	1.25	(j)	16
12.70	6.02		313.5	1.22		1.63		1.56		1.29		17
12.24	8.78		177.7	1.24		1.32		1.55		1.01		140
11.55	15.81		51.7	1.30	(j)	1.03	(j)	1.53	(j)	0.80	(j)	23

13.05	2.92		84.0	1.56	(j)	1.18	(j)	1.89	(j)	0.85	(j)	16
12.68	5.67		70.9	1.62		1.22		1.96		0.88		17
12.22	8.39		44.7	1.64		0.91		1.95		0.60		140
11.54	15.61		15.5	1.70	(j)	0.63	(j)	1.98	(j)	0.35	(j)	23

13.20	3.21	(m)	52.3	0.91	(j)	1.84	(j)	1.24	(j)	1.51	(j)	16
12.79	6.41	(m)	38.8	0.91		1.94		1.24		1.61		17
12.31	9.34		21.0	0.74		1.82		1.05		1.51		140
11.59	16.35		5.7	0.80	(j)	1.50	(j)	1.23	(j)	1.07	(j)	23

13.14	3.22		3.4	1.48	(j)	1.26	(j)	1.81	(j)	0.93	(j)	16
12.73	5.71		3.0	1.54		1.51		1.88		1.17		17
12.31	7.32		0.2	1.55	(j)	1.46	(j)	1.86	(j)	1.15	(j)	140

13.16	3.05		3.6	1.27	(j)	1.50	(j)	1.60	(j)	1.17	(j)	16
12.77	5.94		1.6	1.35		1.52		1.67		1.20		17
12.32	7.38		0.1	1.35	(j)	1.35	(j)	1.65	(j)	1.05	(j)	140

13.15	2.81		1.1	0.98	(j)	1.75	(j)	1.31	(j)	1.42	(j)	16
12.79	6.29		0.9	1.05		1.82		1.37		1.50		17
12.32	7.46		0.1	1.05	(j)	1.64	(j)	1.35	(j)	1.34	(j)	140

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.61% and 3.13%, respectively, for the six months ended June 30, 2006.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the six months ended June 30, 2006, the period is from commencement of investment operations April 27, 2006.

(j)	Determined on an annualized basis.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

(m)	Based upon net asset value of $12.79 as of December 31, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 30, 2005). For shareholder purchases and redemptions on December 30, 2005, the net asset value was $12.80, which caused the total return for the six months ended June 30, 2006 and the year ended December 31, 2005 to be equivalent to 3.13% and 6.49%, respectively.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Period ended 06/30/2006 (h) (i)	$14.23	$0.03	$(0.32)	$(0.29)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (h) (i)	14.23	0.01	(0.32)	(0.31)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (h)	13.32	0.08	0.44	0.52	—	—	—
Year ended 12/31/2005	12.70	0.17	0.74	0.91	(0.15)	(0.14)	(0.29)
Year ended 12/31/2004	11.80	0.14	1.08	1.22	(0.10)	(0.22)	(0.32)
Period ended 12/31/2003 (k)	10.00	0.07	1.76	1.83	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2006 (h)	13.26	0.05	0.45	0.50	—	—	—
Year ended 12/31/2005	12.65	0.12	0.73	0.85	(0.10)	(0.14)	(0.24)
Year ended 12/31/2004	11.77	0.09	1.07	1.16	(0.06)	(0.22)	(0.28)
Period ended 12/31/2003 (k)	10.00	0.04	1.75	1.79	(0.02)	—	(0.02)
Institutional Shares
Six months ended 06/30/2006 (h)	13.39	0.09	0.45	0.54	—	—	—
Year ended 12/31/2005	12.74	0.21	0.76	0.97	(0.18)	(0.14)	(0.32)
Year ended 12/31/2004	11.83	0.20	1.06	1.26	(0.13)	(0.22)	(0.35)
Period ended 12/31/2003 (k)	10.00	0.10	1.77	1.87	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2006 (h)	13.33	0.05	0.45	0.50	—	—	—
Year ended 12/31/2005	12.74	0.15	0.72	0.87	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004 (l)	12.04	0.05	0.98	1.03	(0.11)	(0.22)	(0.33)
Class R-2 Shares
Six months ended 06/30/2006 (h)	13.37	0.07	0.44	0.51	—	—	—
Year ended 12/31/2005	12.75	0.16	0.74	0.90	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004 (l)	12.04	0.05	0.99	1.04	(0.11)	(0.22)	(0.33)
Class R-3 Shares
Six months ended 06/30/2006 (h)	13.37	0.09	0.44	0.53	—	—	—
Year ended 12/31/2005	12.75	0.19	0.74	0.93	(0.17)	(0.14)	(0.31)
Period ended 12/31/2004 (l)	12.04	0.06	0.99	1.05	(0.12)	(0.22)	(0.34)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.28% and 3.46%, respectively, for the six months ended June 30, 2006.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers				Portfolio turnover rate (g)
			Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (f)

$13.94	(2.04)%	$6.5	1.17	%(j)	1.64	%(j)	1.52	%(j)	1.29	%(j)	17%

13.92	(2.18)	1.0	1.87	(j)	0.73	(j)	2.20	(j)	0.40	(j)	17

13.84	3.90	257.0	1.16	(j)	1.10	(j)	1.49	(j)	0.77	(j)	17
13.32	7.11	192.3	1.21		1.32		1.57		0.96		24
12.70	10.32	96.5	1.23		1.18		1.58		0.83		138
11.80	18.31	25.9	1.30	(j)	1.05	(j)	1.80	(j)	0.55	(j)	32

13.76	3.77	64.8	1.56	(j)	0.70	(j)	1.89	(j)	0.37	(j)	17
13.26	6.72	52.7	1.61		0.91		1.97		0.55		24
12.65	9.88	29.7	1.63		0.77		1.98		0.42		138
11.77	17.89	9.5	1.70	(j)	0.64	(j)	2.29	(j)	0.05	(j)	32

13.93	4.03	51.5	0.91	(j)	1.35	(j)	1.24	(j)	1.02	(j)	17
13.39	7.57	36.1	0.90		1.63		1.26		1.27		24
12.74	10.70	18.1	0.73		1.67		1.08		1.32		138
11.83	18.74	5.9	0.80	(j)	1.53	(j)	1.49	(j)	0.84	(j)	32

13.83	3.75	3.6	1.48	(j)	0.78	(j)	1.81	(j)	0.45	(j)	17
13.33	6.81	2.5	1.53		1.12		1.88		0.77		24
12.74	8.60	0.2	1.53	(j)	1.46	(j)	1.87	(j)	1.12	(j)	138

13.88	3.81	2.9	1.28	(j)	1.00	(j)	1.61	(j)	0.67	(j)	17
13.37	7.06	1.3	1.33		1.21		1.68		0.86		24
12.75	8.66	0.1	1.34	(j)	1.32	(j)	1.67	(j)	0.99	(j)	138

13.90	3.96	0.8	0.98	(j)	1.30	(j)	1.31	(j)	0.97	(j)	17
13.37	7.25	0.4	1.03		1.51		1.39		1.15		24
12.75	8.76	0.1	1.04	(j)	1.61	(j)	1.37	(j)	1.28	(j)	138

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.61% and 3.13%, respectively, for the six months ended June 30, 2006.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the six months ended June 30, 2006, the period is from commencement of investment operations April 27, 2006.

(j)	Determined on an annualized basis.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Period ended 06/30/2006 (h) (i)	$14.97	$0.03	$(0.42)	$(0.39)	$—	$—	$—
Class B Shares
Period ended 06/30/2006 (h) (i)	14.97	0.01	(0.40)	(0.39)	—	—	—
Legacy Class A Shares
Six months ended 06/30/2006 (h)	13.87	0.05	0.59	0.64	—	—	—
Year ended 12/31/2005	13.12	0.14	0.88	1.02	(0.11)	(0.16)	(0.27)
Year ended 12/31/2004	12.11	0.13	1.19	1.32	(0.10)	(0.21)	(0.31)
Period ended 12/31/2003 (k)	10.00	0.06	2.08	2.14	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2006 (h)	13.84	0.02	0.59	0.61	—	—	—
Year ended 12/31/2005	13.09	0.08	0.90	0.98	(0.07)	(0.16)	(0.23)
Year ended 12/31/2004	12.09	0.08	1.19	1.27	(0.06)	(0.21)	(0.27)
Period ended 12/31/2003 (k)	10.00	0.03	2.07	2.10	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2006 (h)	13.94	0.07	0.58	0.65	—	—	—
Year ended 12/31/2005	13.16	0.18	0.90	1.08	(0.14)	(0.16)	(0.30)
Year ended 12/31/2004	12.13	0.19	1.19	1.38	(0.14)	(0.21)	(0.35)
Period ended 12/31/2003 (k)	10.00	0.09	2.08	2.17	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2006 (h)	13.87	0.03	0.58	0.61	—	—	—
Year ended 12/31/2005	13.15	0.12	0.86	0.98	(0.10)	(0.16)	(0.26)
Period ended 12/31/2004 (l)	12.30	0.05	1.13	1.18	(0.12)	(0.21)	(0.33)
Class R-2 Shares
Six months ended 06/30/2006 (h)	13.92	0.04	0.59	0.63	—	—	—
Year ended 12/31/2005	13.16	0.12	0.89	1.01	(0.09)	(0.16)	(0.25)
Period ended 12/31/2004 (l)	12.30	0.05	1.13	1.18	(0.11)	(0.21)	(0.32)
Class R-3 Shares
Six months ended 06/30/2006 (h)	13.93	0.06	0.58	0.64	—	—	—
Year ended 12/31/2005	13.16	0.16	0.89	1.05	(0.12)	(0.16)	(0.28)
Period ended 12/31/2004 (l)	12.30	0.06	1.13	1.19	(0.12)	(0.21)	(0.33)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.28% and 3.46%, respectively, for the six months ended June 30, 2006.

(b)	Average shares outstanding for the period were used to calculate net investment income. (c) Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers				Portfolio turnover rate (g)
			Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (loss) (f)

$14.58	(2.61)%	$5.5	1.15	%(j)	1.31	%(j)	1.53	%(j)	0.93	%(j)	21%

14.58	(2.61)	0.9	1.86	(j)	0.38	(j)	2.21	(j)	0.03	(j)	21

14.51	4.61	169.6	1.18	(j)	0.68	(j)	1.51	(j)	0.35	(j)	21
13.87	7.71	116.9	1.21		1.04		1.62		0.63		38
13.12	10.86	53.7	1.22		1.06		1.67		0.61		147
12.11	21.37	12.3	1.30	(j)	0.86	(j)	2.38	(j)	(0.22	)(j)	29

14.45	4.41	44.8	1.58	(j)	0.28	(j)	1.91	(j)	(0.05	)(j)	21
13.84	7.41	34.1	1.61		0.63		2.02		0.22		38
13.09	10.51	17.8	1.62		0.63		2.08		0.17		147
12.09	21.05	5.1	1.70	(j)	0.47	(j)	2.85	(j)	(0.68	)(j)	29

14.59	4.66	43.1	0.93	(j)	0.94	(j)	1.26	(j)	0.61	(j)	21
13.94	8.15	25.5	0.90		1.34		1.31		0.93		38
13.16	11.32	12.5	0.72		1.56		1.17		1.11		147
12.13	21.70	2.8	0.80	(j)	1.36	(j)	2.22	(j)	(0.06	)(j)	29

14.48	4.40	3.4	1.50	(j)	0.36	(j)	1.83	(j)	0.03	(j)	21
13.87	7.43	2.1	1.52		0.90		1.94		0.48		38
13.15	9.54	0.2	1.52	(j)	1.38	(j)	1.92	(j)	0.98	(j)	147

14.55	4.53	3.1	1.30	(j)	0.58	(j)	1.63	(j)	0.25	(j)	21
13.92	7.65	1.6	1.33		0.88		1.74		0.47		38
13.16	9.59	0.1	1.33	(j)	1.23	(j)	1.72	(j)	1.84	(j)	147

14.57	4.59	0.3	1.00	(j)	0.88	(j)	1.33	(j)	0.55	(j)	21
13.93	7.96	0.2	1.03		1.20		1.44		0.79		38
13.16	9.69	0.1	1.03	(j)	1.54	(j)	1.42	(j)	1.15	(j)	147

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2006, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ expense credit and waiver for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.61% and 3.13%, respectively, for the six months ended June 30, 2006.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the six months ended June 30, 2006, the period is from commencement of investment operations April 27, 2006.

(j)	Determined on an annualized basis.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003. (l) For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (98.96%)

ADVERTISING (0.16%)
Interpublic Group of Companies Inc. (a) (b)	89,559	$747,817
Omnicom Group Inc.	35,220	3,137,750

		3,885,567

AEROSPACE & DEFENSE (2.13%)
Boeing Co. (The)	165,045	13,518,836
General Dynamics Corp.	83,330	5,454,782
Goodrich (B.F.) Co. (b)	25,866	1,042,141
L-3 Communications Holdings Inc.	25,123	1,894,777
Lockheed Martin Corp.	73,105	5,244,553
Northrop Grumman Corp.	70,963	4,545,890
Raytheon Co.	92,106	4,105,164
Rockwell Collins Inc. (b)	35,239	1,968,803
United Technologies Corp.	208,658	13,233,090

		51,008,036

AGRICULTURE (1.90%)
Altria Group Inc.	431,011	31,649,138
Archer-Daniels-Midland Co.	135,094	5,576,680
Monsanto Co.	55,855	4,702,432
Reynolds American Inc. (b)	17,679	2,038,389
UST Inc. (b)	33,325	1,505,957

		45,472,596

AIRLINES (0.10%)
Southwest Airlines Co.	145,449	2,381,000

		2,381,000

APPAREL (0.35%)
Coach Inc. (a)	79,475	2,376,302
Jones Apparel Group Inc.	23,493	746,842
Liz Claiborne Inc. (b)	21,780	807,167
Nike Inc. Class B	38,974	3,156,894
VF Corp. (b)	18,209	1,236,755

		8,323,960

AUTO MANUFACTURERS (0.39%)
Ford Motor Co. (b)	387,290	2,683,920
General Motors Corp. (b)	116,755	3,478,131
Navistar International Corp. (a)	12,553	308,929
PACCAR Inc. (b)	34,474	2,839,968

		9,310,948

AUTO PARTS & EQUIPMENT (0.16%)
Cooper Tire & Rubber Co. (b)	13,285	147,995
Goodyear Tire & Rubber Co. (The) (a)	36,965	410,311
Johnson Controls Inc. (b)	40,248	3,309,191

		3,867,497

Security	Shares	Value

COMMON STOCKS (Cont.)

BANKS (6.68%)
AmSouth Bancorp	71,855	$1,900,565
Bank of America Corp.	941,947	45,307,651
Bank of New York Co. Inc. (The)	159,313	5,129,879
BB&T Corp.	113,539	4,722,087
Comerica Inc.	33,536	1,743,537
Commerce Bancorp Inc. (b)	38,261	1,364,770
Compass Bancshares Inc. (b)	26,443	1,470,231
Fifth Third Bancorp (b)	114,880	4,244,816
First Horizon National Corp. (b)	25,250	1,015,050
Huntington Bancshares Inc.	50,649	1,194,303
KeyCorp	83,443	2,977,246
M&T Bank Corp. (b)	16,271	1,918,676
Marshall & Ilsley Corp.	46,399	2,122,290
Mellon Financial Corp.	85,370	2,939,289
National City Corp. (b)	111,983	4,052,665
North Fork Bancorp Inc.	96,034	2,897,346
Northern Trust Corp.	38,396	2,123,299
PNC Financial Services Group	61,103	4,287,598
Regions Financial Corp.	94,130	3,117,586
State Street Corp. (b)	68,608	3,985,439
SunTrust Banks Inc.	75,063	5,724,304
Synovus Financial Corp. (b)	66,294	1,775,353
U.S. Bancorp	367,397	11,345,219
Wachovia Corp. (b)	332,013	17,955,263
Wells Fargo & Co.	346,774	23,261,600
Zions Bancorporation	21,792	1,698,468

		160,274,530

BEVERAGES (2.13%)
Anheuser-Busch Companies Inc. (b)	159,522	7,272,608
Brown-Forman Corp. Class B (b)	17,051	1,218,294
Coca-Cola Co. (The)	423,047	18,199,482
Coca-Cola Enterprises Inc.	62,187	1,266,749
Constellation Brands Inc. (a) (b)	41,404	1,035,100
Molson Coors Brewing Co. Class B (b)	11,740	796,911
Pepsi Bottling Group Inc.	27,765	892,645
PepsiCo Inc.	341,093	20,479,224

		51,161,013

BIOTECHNOLOGY (1.02%)
Amgen Inc. (a)	243,406	15,877,373
Biogen Idec Inc. (a)	70,985	3,288,735
Genzyme Corp. (a) (b)	53,745	3,281,132
MedImmune Inc. (a) (b)	51,104	1,384,918
Millipore Corp. (a)	10,926	688,229

		24,520,387

BUILDING MATERIALS (0.23%)
American Standard Companies Inc. (b)	36,466	1,577,884

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

BUILDING MATERIALS (Cont.)
Masco Corp.	82,003	$2,430,569
Vulcan Materials Co. (b)	20,839	1,625,442

		5,633,895

CHEMICALS (1.35%)
Air Products & Chemicals Inc. (b)	46,279	2,958,154
Ashland Inc. (b)	14,617	974,954
Dow Chemical Co. (The) (b)	198,517	7,748,119
Du Pont (E.I.) de Nemours and Co. (b)	190,169	7,911,030
Eastman Chemical Co.	16,647	898,938
Ecolab Inc. (b)	37,914	1,538,550
Hercules Inc. (a) (b)	23,272	355,131
International Flavors & Fragrances Inc. (b)	16,021	564,580
PPG Industries Inc. (b)	34,186	2,256,276
Praxair Inc.	66,704	3,602,016
Rohm & Haas Co.	30,156	1,511,419
Sherwin-Williams Co. (The)	22,974	1,090,806
Sigma-Aldrich Corp.	13,896	1,009,405

		32,419,378

COAL (0.07%)
CONSOL Energy Inc.	37,790	1,765,549

		1,765,549

COMMERCIAL SERVICES (0.80%)
Apollo Group Inc. Class A (a)	28,759	1,485,978
Block (H & R) Inc. (b)	68,135	1,625,701
Cendant Corp.	206,489	3,363,706
Convergys Corp. (a)	29,374	572,793
Donnelley (R.R.) & Sons Co.	44,211	1,412,541
Equifax Inc.	26,630	914,474
McKesson Corp.	62,784	2,968,428
Moody’s Corp.	50,429	2,746,363
Paychex Inc.	68,817	2,682,487
Robert Half International Inc.	35,286	1,482,012

		19,254,483

COMPUTERS (3.60%)
Affiliated Computer Services Inc. Class A (a)	24,722	1,275,902
Apple Computer Inc. (a)	175,559	10,027,930
Computer Sciences Corp. (a)	38,687	1,873,998
Dell Inc. (a)	468,898	11,445,800
Electronic Data Systems Corp.	107,021	2,574,925
EMC Corp. (a)	488,111	5,354,578
Gateway Inc. (a)	51,610	98,059
Hewlett-Packard Co.	575,799	18,241,312
International Business Machines Corp. (b)	320,019	24,583,860

Security	Shares	Value

COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
Lexmark International Inc. (a)	21,532	$1,202,132
NCR Corp. (a)	37,708	1,381,621
Network Appliance Inc. (a) (b)	77,062	2,720,289
SanDisk Corp. (a)	40,117	2,045,165
Sun Microsystems Inc. (a)	722,076	2,996,615
Unisys Corp. (a)	71,074	446,345

		86,268,531

COSMETICS & PERSONAL CARE (2.03%)
Alberto-Culver Co. (b)	15,689	764,368
Avon Products Inc.	92,682	2,873,142
Colgate-Palmolive Co.	106,239	6,363,716
Estee Lauder Companies Inc. (The) Class A (b)	24,729	956,270
Procter & Gamble Co.	677,326	37,659,326

		48,616,822

DISTRIBUTION & WHOLESALE (0.11%)
Genuine Parts Co. (b)	35,958	1,498,010
Grainger (W.W.) Inc.	15,920	1,197,662

		2,695,672

DIVERSIFIED FINANCIAL SERVICES (8.16%)
American Express Co. (b)	254,681	13,554,123
Ameriprise Financial Inc.	50,432	2,252,797
Bear Stearns Companies Inc. (The)	24,898	3,487,712
Capital One Financial Corp.	62,557	5,345,496
CIT Group Inc.	41,350	2,162,191
Citigroup Inc.	1,026,107	49,499,402
Countrywide Financial Corp.	125,430	4,776,374
E*TRADE Financial Corp. (a) (b)	87,702	2,001,360
Federal Home Loan Mortgage Corp.	142,636	8,131,678
Federal National Mortgage Association	199,793	9,610,043
Federated Investors Inc. Class B	17,624	555,156
Franklin Resources Inc.	31,665	2,748,839
Goldman Sachs Group Inc. (The)	89,181	13,415,498
Janus Capital Group Inc. (b)	43,702	782,266
JP Morgan Chase & Co.	717,183	30,121,686
Legg Mason Inc.	27,262	2,713,114
Lehman Brothers Holdings Inc.	110,524	7,200,639
Merrill Lynch & Co. Inc.	190,729	13,267,109
Morgan Stanley	221,089	13,975,036
Rowe (T.) Price Group Inc.	54,772	2,070,929
Schwab (Charles) Corp. (The)	212,912	3,402,334
SLM Corp.	84,816	4,488,463

		195,562,245

ELECTRIC (3.09%)
AES Corp. (The) (a) (b)	135,912	2,507,576
Allegheny Energy Inc. (a) (b)	33,567	1,244,329

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
Ameren Corp. (b)	42,574	$2,149,987
American Electric Power Co. Inc.	81,125	2,778,531
CenterPoint Energy Inc.	65,171	814,638
CMS Energy Corp. (a) (b)	46,135	596,987
Consolidated Edison Inc.	50,459	2,242,398
Constellation Energy Group Inc.	37,108	2,023,128
Dominion Resources Inc. (b)	71,743	5,365,659
DTE Energy Co. (b)	36,881	1,502,532
Duke Energy Corp.	254,927	7,487,206
Edison International	67,104	2,617,056
Entergy Corp.	42,857	3,032,133
Exelon Corp.	137,992	7,842,085
FirstEnergy Corp.	68,090	3,691,159
FPL Group Inc.	83,454	3,453,327
PG&E Corp. (b)	71,671	2,815,237
Pinnacle West Capital Corp.	20,170	804,985
PPL Corp. (b)	78,261	2,527,830
Progress Energy Inc. (b)	52,459	2,248,917
Public Service Enterprise Group Inc.	51,913	3,432,488
Southern Co. (The) (b)	153,180	4,909,419
TECO Energy Inc.	43,692	652,758
TXU Corp.	95,455	5,707,254
Xcel Energy Inc. (b)	83,603	1,603,506

		74,051,125

ELECTRICAL COMPONENTS & EQUIPMENT (0.37%)
American Power Conversion Corp. (b)	34,557	673,516
Emerson Electric Co.	84,729	7,101,137
Molex Inc. (b)	29,336	984,810

		8,759,463

ELECTRONICS (0.49%)
Agilent Technologies Inc. (a)	87,908	2,774,376
Applera Corp. - Applied Biosystems Group	38,131	1,233,538
Fisher Scientific International Inc. (a)	25,527	1,864,747
Jabil Circuit Inc.	36,394	931,686
PerkinElmer Inc.	26,161	546,765
Sanmina-SCI Corp. (a)	109,718	504,703
Solectron Corp. (a)	190,093	650,118
Symbol Technologies Inc.	52,579	567,327
Tektronix Inc.	17,304	509,084
Thermo Electron Corp. (a)	33,439	1,211,829
Waters Corp. (a) (b)	21,655	961,482

		11,755,655

ENGINEERING & CONSTRUCTION (0.07%)
Fluor Corp. (b)	18,033	1,675,807

		1,675,807

Security	Shares	Value

COMMON STOCKS (Cont.)

ENTERTAINMENT (0.11%)
International Game Technology Inc.	70,004	$2,655,952

		2,655,952

ENVIRONMENTAL CONTROL (0.19%)
Allied Waste Industries Inc. (a) (b)	50,238	570,704
Waste Management Inc.	112,348	4,031,046

		4,601,750

FOOD (1.46%)
Campbell Soup Co. (b)	38,244	1,419,235
ConAgra Foods Inc. (b)	106,823	2,361,857
Dean Foods Co. (a)	28,346	1,054,188
General Mills Inc. (b)	73,477	3,795,822
Heinz (H.J.) Co.	69,033	2,845,540
Hershey Co. (The) (b)	36,668	2,019,307
Kellogg Co. (b)	50,345	2,438,208
Kroger Co.	149,355	3,264,900
McCormick & Co. Inc. NVS	27,403	919,371
Safeway Inc. (b)	92,478	2,404,428
Sara Lee Corp.	156,554	2,507,995
SUPERVALU Inc.	42,590	1,307,513
Sysco Corp. (b)	127,686	3,902,084
Tyson Foods Inc. Class A (b)	51,221	761,144
Whole Foods Market Inc. (b)	28,827	1,863,377
Wrigley (William Jr.) Co. (b)	45,834	2,079,030

		34,943,999

FOREST PRODUCTS & PAPER (0.43%)
International Paper Co. (b)	101,640	3,282,972
Louisiana-Pacific Corp.	21,879	479,150
MeadWestvaco Corp. (b)	37,750	1,054,358
Plum Creek Timber Co. Inc. (b)	38,077	1,351,734
Temple-Inland Inc.	23,032	987,382
Weyerhaeuser Co. (b)	50,831	3,164,230

		10,319,826

GAS (0.24%)
KeySpan Corp.	36,110	1,458,844
Nicor Inc. (b)	9,189	381,344
NiSource Inc. (b)	56,244	1,228,369
Peoples Energy Corp. (b)	7,893	283,438
Sempra Energy	53,731	2,443,686

		5,795,681

HAND & MACHINE TOOLS (0.10%)
Black & Decker Corp.	15,693	1,325,431
Snap-On Inc. (b)	12,087	488,557
Stanley Works (The) (b)	14,557	687,382

		2,501,370

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (3.05%)
Bard (C.R.) Inc. (b)	21,341	$1,563,442
Bausch & Lomb Inc.	11,305	554,397
Baxter International Inc.	135,170	4,968,849
Becton, Dickinson & Co.	51,005	3,117,936
Biomet Inc.	50,452	1,578,643
Boston Scientific Corp. (a)	250,820	4,223,809
Johnson & Johnson	611,184	36,622,145
Medtronic Inc. (b)	249,146	11,689,930
Patterson Companies Inc. (a) (b)	28,357	990,510
St. Jude Medical Inc. (a)	74,600	2,418,532
Stryker Corp. (b)	60,197	2,534,896
Zimmer Holdings Inc. (a)	51,226	2,905,539

		73,168,628

HEALTH CARE-SERVICES (1.67%)
Aetna Inc. (b)	117,045	4,673,607
Coventry Health Care Inc. (a)	33,338	1,831,590
HCA Inc.	84,231	3,634,568
Health Management Associates Inc. Class A (b)	50,021	985,914
Humana Inc. (a)	33,920	1,821,504
Laboratory Corp. of America Holdings (a) (b)	25,652	1,596,324
Manor Care Inc. (b)	16,582	778,027
Quest Diagnostics Inc. (b)	33,542	2,009,837
Tenet Healthcare Corp. (a) (b)	98,616	688,340
UnitedHealth Group Inc.	278,041	12,450,676
WellPoint Inc. (a)	131,577	9,574,858

		40,045,245

HOME BUILDERS (0.24%)
Centex Corp. (b)	24,991	1,257,047
Horton (D.R.) Inc.	55,763	1,328,275
KB Home	15,310	701,964
Lennar Corp. Class A	29,068	1,289,747
Pulte Homes Inc. (b)	44,160	1,271,366

		5,848,399

HOME FURNISHINGS (0.10%)
Harman International Industries Inc. (b)	13,789	1,177,167
Whirlpool Corp. (b)	16,191	1,338,186

		2,515,353

HOUSEHOLD PRODUCTS & WARES (0.47%)
Avery Dennison Corp. (b)	22,855	1,326,961
Clorox Co. (The)	31,119	1,897,325
Fortune Brands Inc. (b)	30,430	2,160,834
Kimberly-Clark Corp.	94,904	5,855,577

		11,240,697

Security	Shares	Value

COMMON STOCKS (Cont.)

HOUSEWARES (0.06%)
Newell Rubbermaid Inc. (b)	57,131	$1,475,694

		1,475,694

INSURANCE (4.81%)
ACE Ltd.	67,131	3,396,157
AFLAC Inc.	102,931	4,770,852
Allstate Corp. (The)	131,154	7,178,058
Ambac Financial Group Inc. (b)	21,944	1,779,658
American International Group Inc.	536,143	31,659,244
AON Corp. (b)	65,788	2,290,738
Chubb Corp.	85,651	4,273,985
CIGNA Corp.	24,725	2,435,660
Cincinnati Financial Corp. (b)	35,658	1,676,283
Genworth Financial Inc. Class A	75,315	2,623,975
Hartford Financial Services Group Inc. (The)	62,567	5,293,168
Lincoln National Corp. (b)	59,275	3,345,481
Loews Corp.	83,820	2,971,419
Marsh & McLennan Companies Inc. (b)	113,424	3,049,971
MBIA Inc. (b)	27,867	1,631,613
MetLife Inc.	156,598	8,019,384
MGIC Investment Corp. (b)	18,197	1,182,805
Principal Financial Group Inc. (b)	57,179	3,182,011
Progressive Corp. (The) (b)	161,532	4,152,988
Prudential Financial Inc.	101,559	7,891,134
SAFECO Corp. (b)	24,443	1,377,363
St. Paul Travelers Companies Inc.	143,723	6,407,171
Torchmark Corp. (b)	20,535	1,246,885
UNUMProvident Corp. (b)	61,419	1,113,526
XL Capital Ltd. Class A (b)	37,171	2,278,582

		115,228,111

INTERNET (1.73%)
Amazon.com Inc. (a) (b)	64,151	2,481,361
eBay Inc. (a) (b)	238,683	6,991,025
Google Inc. Class A (a)	42,542	17,839,137
Monster Worldwide Inc. (a)	26,481	1,129,679
Symantec Corp. (a)	213,686	3,320,680
VeriSign Inc. (a) (b)	50,803	1,177,106
Yahoo! Inc. (a)	258,817	8,540,961

		41,479,949

IRON & STEEL (0.27%)
Allegheny Technologies Inc.	17,891	1,238,773
Nucor Corp.	64,326	3,489,686
United States Steel Corp.	25,659	1,799,209

		6,527,668

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

LEISURE TIME (0.34%)
Brunswick Corp.	19,658	$653,629
Carnival Corp. (b)	89,658	3,742,325
Harley-Davidson Inc.	55,603	3,052,049
Sabre Holdings Corp.	27,509	605,198

		8,053,201

LODGING (0.41%)
Harrah’s Entertainment Inc.	38,141	2,714,876
Hilton Hotels Corp. (b)	68,528	1,937,972
Marriott International Inc. Class A	67,458	2,571,499
Starwood Hotels & Resorts Worldwide Inc.	44,848	2,706,128

		9,930,475

MACHINERY (0.76%)
Caterpillar Inc. (b)	138,224	10,294,924
Cummins Inc. (b)	9,607	1,174,456
Deere & Co. (b)	48,325	4,034,654
Rockwell Automation Inc. (b)	36,648	2,639,022

		18,143,056

MANUFACTURING (5.31%)
Cooper Industries Ltd. (b)	19,079	1,772,821
Danaher Corp. (b)	48,705	3,132,706
Dover Corp.	42,096	2,080,805
Eastman Kodak Co. (b)	59,508	1,415,100
Eaton Corp.	30,961	2,334,459
General Electric Co.	2,146,313	70,742,476
Honeywell International Inc. (b)	170,905	6,887,472
Illinois Tool Works Inc. (b)	85,496	4,061,060
Ingersoll-Rand Co. Class A	67,925	2,905,832
ITT Industries Inc.	38,407	1,901,147
Leggett & Platt Inc. (b)	37,442	935,301
Pall Corp.	26,133	731,724
Parker Hannifin Corp.	24,897	1,932,007
Textron Inc. (b)	26,868	2,476,692
3M Co.	155,624	12,569,750
Tyco International Ltd.	420,388	11,560,670

		127,440,022

MEDIA (3.22%)
CBS Corp. Class B	159,467	4,313,582
Clear Channel Communications Inc.	103,894	3,215,519
Comcast Corp. Class A (a)	436,124	14,278,700
Dow Jones & Co. Inc.	12,194	426,912
Gannett Co. Inc.	49,040	2,742,807
McGraw-Hill Companies Inc. (The)	73,863	3,710,138
Meredith Corp. (b)	8,656	428,818
New York Times Co. Class A (b)	29,460	722,948
News Corp. Class A (b)	488,288	9,365,364
Scripps (E.W.) Co. Class A	17,458	753,138

Security	Shares	Value

COMMON STOCKS (Cont.)

MEDIA (Cont.)
Time Warner Inc.	883,887	$15,291,245
Tribune Co.	45,205	1,465,998
Univision Communications Inc. Class A (a) (b)	46,053	1,542,776
Viacom Inc. Class B (a)	148,842	5,334,497
Walt Disney Co. (The) (b)	453,045	13,591,350

		77,183,792

MINING (0.68%)
Alcoa Inc.	179,612	5,812,244
Freeport-McMoRan Copper & Gold Inc.	38,760	2,147,692
Newmont Mining Corp.	92,666	4,904,811
Phelps Dodge Corp.	42,076	3,456,964

		16,321,711

OFFICE & BUSINESS EQUIPMENT (0.19%)
Pitney Bowes Inc.	45,743	1,889,186
Xerox Corp. (a) (b)	189,854	2,640,869

		4,530,055

OIL & GAS (8.14%)
Anadarko Petroleum Corp.	94,653	4,514,002
Apache Corp.	68,193	4,654,172
Chesapeake Energy Corp. (b)	79,841	2,415,190
Chevron Corp.	457,517	28,393,505
ConocoPhillips	340,712	22,326,857
Devon Energy Corp.	90,826	5,486,799
EOG Resources Inc. (b)	50,016	3,468,109
Exxon Mobil Corp.	1,248,835	76,616,027
Hess Corp. (b)	49,729	2,628,178
Kerr-McGee Corp.	46,899	3,252,446
Marathon Oil Corp.	74,817	6,232,256
Murphy Oil Corp. (b)	34,296	1,915,775
Nabors Industries Ltd. (a)	64,084	2,165,398
Noble Corp. (b)	28,519	2,122,384
Occidental Petroleum Corp.	88,404	9,065,830
Rowan Companies Inc. (b)	22,973	817,609
Sunoco Inc.	27,382	1,897,299
Transocean Inc. (a) (b)	67,070	5,387,062
Valero Energy Corp.	127,042	8,450,834
XTO Energy Inc.	75,173	3,327,909

		195,137,641

OIL & GAS SERVICES (1.58%)
Baker Hughes Inc.	70,343	5,757,575
BJ Services Co. (b)	66,375	2,473,133
Halliburton Co.	106,552	7,907,224
National Oilwell Varco Inc. (a)	36,329	2,300,352
Schlumberger Ltd. (b)	243,542	15,857,020

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

OIL & GAS SERVICES (Cont.)
Weatherford International Ltd. (a) (b)	71,979	$3,571,598

		37,866,902

PACKAGING & CONTAINERS (0.13%)
Ball Corp.	21,721	804,546
Bemis Co. Inc.	21,525	659,096
Pactiv Corp. (a)	28,750	711,563
Sealed Air Corp. (b)	16,909	880,621

		3,055,826

PHARMACEUTICALS (5.88%)
Abbott Laboratories	315,034	13,738,633
Allergan Inc. (b)	31,515	3,380,299
AmerisourceBergen Corp.	43,338	1,816,729
Barr Pharmaceuticals Inc. (a)	22,044	1,051,278
Bristol-Myers Squibb Co.	405,881	10,496,083
Cardinal Health Inc. (b)	86,220	5,546,533
Caremark Rx Inc.	91,291	4,552,682
Express Scripts Inc. (a)	30,355	2,177,668
Forest Laboratories Inc. (a)	67,094	2,595,867
Gilead Sciences Inc. (a)	93,928	5,556,780
Hospira Inc. (a)	32,048	1,376,141
King Pharmaceuticals Inc. (a)	50,799	863,583
Lilly (Eli) & Co.	233,276	12,893,165
Medco Health Solutions Inc. (a)	62,275	3,567,112
Merck & Co. Inc.	450,498	16,411,642
Mylan Laboratories Inc. (b)	42,728	854,560
Pfizer Inc.	1,512,444	35,497,061
Schering-Plough Corp.	305,726	5,817,966
Watson Pharmaceuticals Inc. (a) (b)	21,092	491,022
Wyeth (b)	277,825	12,338,208

		141,023,012

PIPELINES (0.32%)
Dynegy Inc. Class A (a)	76,604	419,024
El Paso Corp.	144,471	2,167,065
Kinder Morgan Inc.	21,520	2,149,633
Williams Companies Inc. (b)	122,347	2,858,026

		7,593,748

REAL ESTATE INVESTMENT TRUSTS (0.89%)
Apartment Investment & Management Co. Class A (b)	20,092	872,997
Archstone-Smith Trust (b)	44,127	2,244,740
Boston Properties Inc. (b)	18,748	1,694,819
Equity Office Properties Trust (b)	75,736	2,765,121
Equity Residential (b)	60,126	2,689,436
Kimco Realty Corp. (b)	43,966	1,604,319
ProLogis (b)	50,565	2,635,448
Public Storage Inc.	16,969	1,287,947

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
Simon Property Group Inc.	37,845	$3,138,864
Vornado Realty Trust	24,553	2,395,145

		21,328,836

RETAIL (5.85%)
AutoNation Inc. (a)	30,834	661,081
AutoZone Inc. (a) (b)	10,910	962,262
Bed Bath & Beyond Inc. (a) (b)	58,095	1,927,011
Best Buy Co. Inc.	83,076	4,555,888
Big Lots Inc. (a) (b)	23,994	409,818
Circuit City Stores Inc. (b)	31,516	857,866
Costco Wholesale Corp. (b)	97,275	5,557,321
CVS Corp.	168,942	5,186,519
Darden Restaurants Inc. (b)	26,629	1,049,183
Dillard’s Inc. Class A (b)	12,577	400,577
Dollar General Corp. (b)	64,268	898,467
Family Dollar Stores Inc. (b)	32,407	791,703
Federated Department Stores Inc.	114,202	4,179,793
Gap Inc. (The)	113,558	1,975,909
Home Depot Inc.	426,650	15,269,804
Kohl’s Corp. (a)	70,183	4,149,219
Limited Brands Inc. (b)	70,829	1,812,514
Lowe’s Companies Inc. (b)	160,140	9,715,694
McDonald’s Corp.	257,214	8,642,390
Nordstrom Inc.	44,264	1,615,636
Office Depot Inc. (a)	59,399	2,257,162
OfficeMax Inc.	14,754	601,226
Penney (J.C.) Co. Inc.	48,481	3,272,952
RadioShack Corp.	28,224	395,136
Sears Holdings Corp. (a) (b)	20,023	3,100,361
Staples Inc.	150,309	3,655,515
Starbucks Corp. (a) (b)	158,430	5,982,317
Target Corp.	178,223	8,709,758
Tiffany & Co. (b)	29,045	959,066
TJX Companies Inc.	94,297	2,155,629
Walgreen Co.	208,511	9,349,633
Wal-Mart Stores Inc.	516,097	24,860,392
Wendy’s International Inc.	24,290	1,415,864
Yum! Brands Inc. (b)	56,276	2,828,995

		140,162,661

SAVINGS & LOANS (0.61%)
Golden West Financial Corp.	52,874	3,923,251
Sovereign Bancorp Inc. (b)	77,297	1,569,906
Washington Mutual Inc.	198,317	9,039,289

		14,532,446

SEMICONDUCTORS (2.71%)
Advanced Micro Devices Inc. (a)	99,943	2,440,608
Altera Corp. (a)	74,518	1,307,791
Analog Devices Inc.	74,562	2,396,423

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SEMICONDUCTORS (Cont.)
Applied Materials Inc.	322,808	$5,255,314
Broadcom Corp. Class A (a)	94,561	2,841,558
Freescale Semiconductor Inc. Class B (a)	83,771	2,462,867
Intel Corp. (b)	1,200,695	22,753,170
KLA-Tencor Corp. (b)	41,212	1,713,183
Linear Technology Corp.	62,687	2,099,388
LSI Logic Corp. (a)	82,159	735,323
Maxim Integrated Products Inc. (b)	65,888	2,115,664
Micron Technology Inc. (a)	141,406	2,129,574
National Semiconductor Corp.	69,476	1,657,003
Novellus Systems Inc. (a)	25,570	631,579
NVIDIA Corp. (a)	72,197	1,537,074
PMC-Sierra Inc. (a)	42,806	402,376
QLogic Corp. (a)	33,968	585,608
Teradyne Inc. (a)	41,257	574,710
Texas Instruments Inc.	321,607	9,741,476
Xilinx Inc. (b)	70,620	1,599,543

		64,980,232

SOFTWARE (3.55%)
Adobe Systems Inc. (a)	123,596	3,752,375
Autodesk Inc. (a)	47,994	1,653,873
Automatic Data Processing Inc.	118,979	5,395,698
BMC Software Inc. (a)	43,741	1,045,410
CA Inc.	93,686	1,925,247
Citrix Systems Inc. (a) (b)	37,934	1,522,671
Compuware Corp. (a)	77,757	520,972
Electronic Arts Inc. (a) (b)	63,206	2,720,386
First Data Corp.	158,028	7,117,581
Fiserv Inc. (a)	36,276	1,645,479
IMS Health Inc.	41,408	1,111,805
Intuit Inc. (a)	35,273	2,130,136
Microsoft Corp.	1,810,834	42,192,432
Novell Inc. (a)	70,054	464,458
Oracle Corp. (a) (b)	803,846	11,647,729
Parametric Technology Corp. (a)	22,648	287,856

		85,134,108

TELECOMMUNICATIONS (6.05%)
ADC Telecommunications Inc. (a)	24,377	410,996
Alltel Corp.	80,323	5,127,017
Andrew Corp. (a)	33,783	299,317
AT&T Inc.	802,516	22,382,171
Avaya Inc. (a) (b)	84,884	969,375
BellSouth Corp.	373,364	13,515,777
CenturyTel Inc.	24,202	899,104
CIENA Corp. (a) (b)	118,783	571,346
Cisco Systems Inc. (a)	1,260,061	24,608,991
Citizens Communications Co. (b)	67,636	882,650

Security	Shares or principal	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
Comverse Technology Inc. (a)	41,291	$816,323
Corning Inc. (a)	321,513	7,777,399
Embarq Corp. (a)	30,558	1,252,572
JDS Uniphase Corp. (a) (b)	346,006	875,395
Juniper Networks Inc. (a) (b)	117,506	1,878,921
Lucent Technologies Inc. (a) (b)	928,277	2,246,430
Motorola Inc.	509,840	10,273,276
QUALCOMM Inc.	345,984	13,863,579
Qwest Communications International Inc. (a) (b)	322,954	2,612,698
Sprint Nextel Corp. (b)	614,917	12,292,191
Tellabs Inc. (a)	92,528	1,231,548
Verizon Communications Inc.	602,150	20,166,004

		144,953,080

TEXTILES (0.05%)
Cintas Corp. (b)	28,211	1,121,669

		1,121,669

TOYS, GAMES & HOBBIES (0.08%)
Hasbro Inc.	34,628	627,113
Mattel Inc.	80,845	1,334,751

		1,961,864

TRANSPORTATION (1.89%)
Burlington Northern Santa Fe Corp.	75,276	5,965,623
CSX Corp.	45,745	3,222,278
FedEx Corp.	62,983	7,360,193
Norfolk Southern Corp.	85,605	4,555,898
Ryder System Inc.	12,517	731,368
Union Pacific Corp.	55,520	5,161,139
United Parcel Service Inc. Class B (b)	223,888	18,432,699

		45,429,198

TOTAL COMMON STOCKS
(Cost: $2,252,768,643)		2,372,896,016

SHORT-TERM INVESTMENTS (12.46%)

CERTIFICATES OF DEPOSIT (c) (0.33%)
Credit Suisse First Boston NY
5.28%, 04/23/07	$251,892	251,892
Fortis Bank NY
4.43%, 07/20/06	629,466	629,466
Societe Generale
5.33%, 12/08/06	2,519,019	2,519,019
Toronto-Dominion Bank
3.94%, 07/10/06	1,259,509	1,259,509
Washington Mutual Bank
5.28%, 08/07/06	1,259,509	1,259,509

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

CERTIFICATES OF DEPOSIT (Cont.)
Wells Fargo Bank N.A.
4.78%, 12/05/06	$2,015,215	$2,015,215

		7,934,610

COMMERCIAL PAPER (c) (2.50%)
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06 (d)	7,032,546	6,993,033
ASAP Funding Ltd.
5.21%, 08/08/06 (d)	1,209,129	1,202,829
Barton Capital Corp.
5.29%, 08/01/06 (d)	2,407,905	2,397,644
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06 (d)	957,227	954,972
CC USA Inc.
5.03%, 10/24/06 (d)	503,804	495,849
Chariot Funding LLC
5.30%, 07/28/06 (d)	1,897,703	1,890,718
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06 (d)	5,525,845	5,524,279
Curzon Funding LLC
5.30%, 07/31/06 (d)	2,519,019	2,508,635
Edison Asset Securitization LLC
5.22%, 12/11/06 (d)	1,858,330	1,814,948
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06 (d)	5,332,107	5,313,408
Five Finance Inc.
5.19%, 12/01/06 (d)	1,133,558	1,108,882
General Electric Capital Services Inc.
5.22%, 12/11/06	251,902	246,021
Govco Inc.
5.22%, 08/03/06 (d)	2,519,019	2,507,696
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06 (d)	856,466	843,194
Jupiter Securitization Corp.
5.29%, 07/27/06 (d)	629,755	627,534
Kitty Hawk Funding Corp.
5.24%, 07/20/06 (d)	2,316,993	2,311,260
Landale Funding LLC
5.30%, 08/15/06 (d)	2,770,920	2,753,379
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06 (d)	3,900,196	3,870,526
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06 (d)	2,544,209	2,536,743
Prudential Funding LLC
5.22%, 07/31/06	1,259,509	1,254,396

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Ranger Funding Co. LLC
5.24%, 07/20/06 (d)	$2,519,019	$2,512,785
Regency Markets No. 1 LLC
5.10%, 07/07/06 (d)	2,951,509	2,949,836
Scaldis Capital LLC
5.30%, 07/25/06 (d)	1,574,563	1,569,463
Sydney Capital Corp.
5.10%, 07/07/06 (d)	2,755,554	2,753,993
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06 (d)	3,078,971	3,071,352

		60,013,375

MEDIUM-TERM NOTES (c) (0.29%)
Bank of America N.A.
5.28%, 04/20/07	629,755	629,755
Dorada Finance Inc.
3.93%, 07/07/06 (d)	780,896	780,895
K2 USA LLC
3.94%, 07/07/06 (d)	1,511,411	1,511,410
Marshall & Ilsley Bank
5.18%, 12/15/06	2,519,019	2,522,937
Sigma Finance Inc.
5.13%, 03/30/07 (d)	881,656	881,656
US Bank N.A.
2.85%, 11/15/06	503,804	500,375

		6,827,028

MONEY MARKET FUNDS (0.87%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20% (e) (f)	20,938,914	20,938,914

		20,938,914

REPURCHASE AGREEMENTS (c) (2.02%)

Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,196,340, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$5,038,037	5,038,037

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $3,780,220 (collateralized by non-U.S. Government debt securities, value $4,162,177, 2.12% to 6.47%, 11/25/34 to 12/25/42).	3,778,528	3,778,528

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,174,768, 5.36% to 6.00%, 12/25/35 to 12/25/42).	$5,038,037	$5,038,037

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $6,300,360 (collateralized by non-U.S. Government debt securities, value $7,047,738, 0.00% to 10.00%, 6/1/28 to 12/15/35).	6,297,546	6,297,546

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,512,099 (collateralized by non-U.S. Government debt securities, value $1,710,980, 0.00% to 10.00%, 9/10/34 to 5/9/36).	1,511,411	1,511,411

Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,572,945, 5.22% to 5.42%, 7/3/06).	2,519,019	2,519,019

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $4,032,265 (collateralized by non-U.S. Government debt securities, value $4,237,791, 0.00% to 10.00%, 1/1/10 to 6/6/16).	4,030,430	4,030,430

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,598,222, 6.38% to 8.49%, 1/7/09 to 2/23/36).	2,519,019	2,519,019

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,598,255, 0.07% to 7.75%, 2/22/11 to 12/15/45).	2,519,019	2,519,019

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,297,295, 0.00% to 8.57%, 6/25/23 to 4/25/46).	$5,038,037	$5,038,037

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,650,913, 3.79% to 7.22%, 5/15/07 to 3/15/42).	2,519,019	2,519,019

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $882,057 (collateralized by non-U.S. Government debt securities, value $933,323, 0.00% to 10.00%, 7/3/06 to 6/30/36).	881,656	881,656

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,854,804 (collateralized by non-U.S. Government debt securities, value $1,866,646, 0.00% to 10.00%, 7/3/06 to 6/30/36). (g)	1,763,313	1,763,313

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $5,040,297 (collateralized by non-U.S. Government debt securities, value $5,297,239, 0.00% to 10.00%, 1/1/10 to 5/6/16).	5,038,037	5,038,037

		48,491,108

TIME DEPOSITS (c) (0.99%)
ABN Amro Bank NV
5.30%, 07/03/06	2,519,019	2,519,019
KBC Bank NV
5.32%, 07/03/06	7,557,056	7,557,056
Societe Generale
5.32%, 07/03/06	6,297,546	6,297,546
UBS AG
5.25% - 5.34%, 07/03/06	7,262,557	7,262,557

		23,636,178

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. TREASURY OBLIGATIONS (0.05%)
U.S. Treasury Bill
4.73% (h), 09/21/06 (i)	$1,300,000	$1,286,181

		1,286,181

VARIABLE & FLOATING RATE NOTES (c) (5.41%)
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07 (d)	6,448,687	6,449,595
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	1,889,264	1,889,252
American Express Centurion Bank
5.34%, 07/19/07	2,770,920	2,774,230
American Express Credit Corp.
5.23%, 07/05/07	755,706	756,206
ASIF Global Financing
5.17%, 05/03/07 (d)	251,902	252,020
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07 (d)	1,637,362	1,637,362
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07 (d)	4,282,331	4,282,304
BMW US Capital LLC
5.20%, 07/13/07 (d)	2,519,019	2,519,019
BNP Paribas
5.14%, 05/18/07 (d)	4,660,184	4,660,184
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07 (d)	1,838,884	1,838,883
Commodore CDO Ltd.
5.38%, 06/12/07 (d)	629,755	629,755
Credit Agricole SA
5.31%, 07/23/07	2,519,019	2,519,019
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07 (d)	2,519,019	2,519,019
DEPFA Bank PLC
5.37%, 06/15/07	2,519,019	2,519,019
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07 (d)	2,896,871	2,897,100
Eli Lilly Services Inc.
5.08%, 06/29/07 (d)	2,519,019	2,519,019
Fifth Third Bancorp
5.28%, 06/22/07 (d)	5,038,037	5,038,037
First Tennessee Bank N.A.
5.21%, 08/25/06	755,706	755,716
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07 (d)	1,889,264	1,889,090

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
General Electric Capital Corp.
5.25%, 04/09/07	$1,133,558	$1,134,176
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	3,778,528	3,779,232
HBOS Treasury Services PLC
5.53%, 04/24/07 (d)	2,519,019	2,519,019
JP Morgan Chase & Co.
5.12%, 07/02/07	1,889,264	1,889,264
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07 (d)	3,778,528	3,778,428
Leafs LLC
5.27%, 01/22/07 - 02/20/07 (d)	2,632,422	2,632,422
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	3,148,773	3,147,750
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07 (d)	2,770,920	2,770,680
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	1,224,218	1,224,218
Marshall & Ilsley Bank
5.18%, 07/13/07	1,385,460	1,385,460
Metropolitan Life Global Funding I
5.15%, 07/06/07 (d)	3,778,528	3,778,528
Mortgage Interest Networking Trust
5.54%, 08/25/06 (d)	317,396	317,503
Mound Financing PLC
5.11%, 05/08/07 (d)	2,367,877	2,367,877
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07 (d)	2,519,019	2,518,873
National City Bank of Indiana
5.17%, 05/21/07	1,259,509	1,259,603
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07 (d)	6,801,350	6,801,542
Newcastle Ltd.
5.34%, 04/24/07 (d)	887,954	887,742
Northern Rock PLC
5.17%, 05/03/07 (d)	3,022,822	3,022,896
Principal Life Global Funding I
5.63%, 02/08/07	1,133,558	1,136,756
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07 (d)	1,889,264	1,889,163
Sigma Finance Inc.
5.51%, 06/18/07 (d)	2,065,595	2,065,595
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07 (d)	2,519,019	2,519,019

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Strips III LLC
5.37%, 07/24/06 (d)	$588,863	$588,863
SunTrust Bank
5.08%, 05/01/07	2,519,019	2,519,147
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07 (d)	4,760,945	4,760,438
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06 (d)	3,526,626	3,526,626
US Bank N.A.
5.28%, 09/29/06	1,133,558	1,133,487
Wachovia Asset Securitization Inc.
5.31%, 07/25/06 (d)	4,032,446	4,032,447
Wachovia Bank N.A.
5.36%, 05/22/07	5,038,037	5,038,037
Wells Fargo & Co.
5.19%, 07/13/07 (d)	1,259,509	1,259,591
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07 (d)	2,267,117	2,267,092
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07 (d)	2,491,309	2,483,117
Wind Master Trust
5.32%, 08/25/06 - 09/25/06 (d)	850,773	850,773

		129,630,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $298,757,191)		298,757,587

TOTAL INVESTMENTS IN SECURITIES (111.42%)
(Cost: $2,551,525,834)		2,671,653,603

OTHER ASSETS, LESS LIABILITIES (-11.42%)		(273,881,567)

NET ASSETS (100.00%)		$2,397,772,036

NVS	Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized appreciation

S&P 500 Index (09/15/06)	382	24,436,540	$262,160

			$262,160

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (70.61%)
Active Stock Master Portfolio (a)		$49,222,075
CoreAlpha Bond Master Portfolio (a)		128,354,847

TOTAL MASTER PORTFOLIOS		177,576,922

EXCHANGE-TRADED FUNDS (28.29%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	79,147	6,627,770
iShares Lehman TIPS Bond Fund (a)	259,889	25,877,148
iShares MSCI EAFE Index Fund (a) (b)	397,513	25,993,375
iShares S&P MidCap 400 Index Fund (a) (b)	113,487	8,670,407
iShares S&P SmallCap 600 Index Fund (a)	63,873	3,966,513

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $64,278,564)		71,135,213

SHORT-TERM INVESTMENTS (9.43%)

CERTIFICATES OF DEPOSIT (c) (0.25%)
Credit Suisse First Boston NY
5.28%, 04/23/07	$19,795	19,795
Fortis Bank NY
4.43%, 07/20/06	49,465	49,465
Societe Generale
5.33%, 12/08/06	197,952	197,952
Toronto-Dominion Bank
3.94%, 07/10/06	98,976	98,976
Washington Mutual Bank
5.28%, 08/07/06	98,976	98,976
Wells Fargo Bank N.A.
4.78%, 12/05/06	158,361	158,361

		623,525

COMMERCIAL PAPER (c) (1.88%)
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 -11/22/06 (d)	552,637	549,528
ASAP Funding Ltd.
5.21%, 08/08/06 (d)	95,017	94,522
Barton Capital Corp.
5.29%, 08/01/06 (d)	189,220	188,414
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06 (d)	75,222	75,044
CC USA Inc.
5.03%, 10/24/06 (d)	39,590	38,965
Chariot Funding LLC
5.30%, 07/28/06 (d)	149,127	148,578
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06 (d)	434,237	434,114
Curzon Funding LLC
5.30%, 07/31/06 (d)	197,952	197,136

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Edison Asset Securitization LLC
5.22%, 12/11/06 (d)	$146,033	$142,624
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06 (d)	419,012	417,543
Five Finance Inc.
5.19%, 12/01/06 (d)	89,078	87,139
General Electric Capital Services Inc.
5.22%, 12/11/06	19,795	19,333
Govco Inc.
5.22%, 08/03/06 (d)	197,952	197,062
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06 (d)	67,304	66,261
Jupiter Securitization Corp.
5.29%, 07/27/06 (d)	49,488	49,313
Kitty Hawk Funding Corp.
5.24%, 07/20/06 (d)	182,076	181,625
Landale Funding LLC
5.30%, 08/15/06 (d)	217,747	216,368
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06 (d)	306,489	304,157
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06 (d)	199,931	199,345
Prudential Funding LLC
5.22%, 07/31/06	98,976	98,574
Ranger Funding Co. LLC
5.24%, 07/20/06 (d)	197,952	197,462
Regency Markets No. 1 LLC
5.10%, 07/07/06 (d)	231,938	231,807
Scaldis Capital LLC
5.30%, 07/25/06 (d)	123,734	123,333
Sydney Capital Corp.
5.10%, 07/07/06 (d)	216,539	216,417
Thames Asset Global Securitization No. 1 Inc. 5.24%, 07/20/06 (d)	241,954	241,356

		4,716,020

MEDIUM-TERM NOTES (c) (0.21%)
Bank of America N.A.
5.28%, 04/20/07	49,488	49,488
Dorada Finance Inc.
3.93%, 07/07/06 (d)	61,365	61,365
K2 USA LLC
3.94%, 07/07/06 (d)	118,771	118,771
Marshall & Ilsley Bank
5.18%, 12/15/06	197,952	198,260

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MEDIUM-TERM NOTES (Cont.)
Sigma Finance Inc.
5.13%, 03/30/07 (d)	$69,283	$69,283
US Bank N.A.
2.85%, 11/15/06	39,590	39,321

		536,488

MONEY MARKET FUNDS (0.79%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20% (a) (e)	1,993,003	1,993,003

		1,993,003

REPURCHASE AGREEMENTS (c) (1.51%)

Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $396,080 (collateralized by non-U.S. Government debt securities, value $408,343, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$395,903	395,903

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $297,060 (collateralized by non-U.S. Government debt securities, value $327,076, 2.12% to 6.47%, 11/25/34 to 12/25/42).	296,927	296,927

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $396,080 (collateralized by non-U.S. Government debt securities, value $406,648, 5.36% to 6.00%, 12/25/35 to 12/25/42).	395,903	395,903

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $495,100 (collateralized by non-U.S. Government debt securities, value $553,831, 0.00% to 10.00%, 6/1/28 to 12/15/35).	494,879	494,879

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $118,825 (collateralized by non-U.S. Government debt securities, value $134,454, 0.00% to 10.00%, 9/10/34 to 5/9/36).	118,771	118,771

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $198,040 (collateralized by non-U.S. Government debt securities, value $202,189, 5.22% to 5.42%, 7/3/06).	$197,952	$197,952

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $316,867 (collateralized by non-U.S. Government debt securities, value $333,018, 0.00% to 10.00%, 1/1/10 to 6/6/16).	316,723	316,723

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $198,040 (collateralized by non-U.S. Government debt securities, value $204,176, 6.38% to 8.49%, 1/7/09 to 2/23/36).	197,952	197,952

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $198,040 (collateralized by non-U.S. Government debt securities, value $204,178, 0.07% to 7.75%, 2/22/11 to 12/15/45).	197,952	197,952

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $396,080 (collateralized by non-U.S. Government debt securities, value $416,277, 0.00% to 8.57%, 6/25/23 to 4/25/46).	395,903	395,903

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $198,040 (collateralized by non-U.S. Government debt securities, value $208,316, 3.79% to 7.22%, 5/15/07 to 3/15/42).	197,952	197,952

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $69,315 (collateralized by non-U.S. Government debt securities, value $73,343, 0.00% to 10.00%, 7/3/06 to 6/30/36).	69,283	69,283

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $145,756 (collateralized by non-U.S. Government debt securities, value $146,686, 0.00% to 10.00%, 7/3/06 to 6/30/36). (f)	$138,566	$138,566

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $396,081 (collateralized by non-U.S. Government debt securities, value $416,272, 0.00% to 10.00%, 1/1/10 to 5/6/16).	395,903	395,903

		3,810,569

TIME DEPOSITS (c) (0.74%)
ABN Amro Bank NV
5.30%, 07/03/06	197,952	197,952
KBC Bank NV
5.32%, 07/03/06	593,855	593,855
Societe Generale
5.32%, 07/03/06	494,879	494,879
UBS AG
5.25% - 5.34%, 07/03/06	570,713	570,713

		1,857,399

VARIABLE & FLOATING RATE NOTES (c) (4.05%)
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07 (d)	506,756	506,827
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	148,464	148,463
American Express Centurion Bank
5.34%, 07/19/07	217,747	218,007
American Express Credit Corp.
5.23%, 07/05/07	59,385	59,425
ASIF Global Financing
5.17%, 05/03/07 (d)	19,795	19,804
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07 (d)	128,669	128,669
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07 (d)	336,518	336,515
BMW US Capital LLC
5.20%, 07/13/07 (d)	197,952	197,952
BNP Paribas
5.14%, 05/18/07 (d)	366,211	366,211

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07 (d)	$144,505	$144,504
Commodore CDO Ltd.
5.38%, 06/12/07 (d)	49,488	49,488
Credit Agricole SA
5.31%, 07/23/07	197,952	197,952
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07 (d)	197,952	197,952
DEPFA Bank PLC
5.37%, 06/15/07	197,952	197,952
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07 (d)	227,644	227,662
Eli Lilly Services Inc.
5.08%, 06/29/07 (d)	197,952	197,952
Fifth Third Bancorp
5.28%, 06/22/07 (d)	395,903	395,903
First Tennessee Bank N.A.
5.21%, 08/25/06	59,385	59,386
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07 (d)	148,464	148,450
General Electric Capital Corp.
5.25%, 04/09/07	89,078	89,127
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	296,927	296,983
HBOS Treasury Services PLC
5.53%, 04/24/07 (d)	197,952	197,952
JP Morgan Chase & Co.
5.12%, 07/02/07	148,464	148,464
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07 (d)	296,927	296,920
Leafs LLC
5.27%, 01/22/07 - 02/20/07 (d)	206,863	206,864
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	247,440	247,359
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07 (d)	217,747	217,727
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	96,203	96,203
Marshall & Ilsley Bank
5.18%, 07/13/07	108,873	108,873
Metropolitan Life Global Funding I
5.15%, 07/06/07 (d)	296,927	296,927
Mortgage Interest Networking Trust
5.54%, 08/25/06 (d)	24,942	24,950

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Mound Financing PLC
5.11%, 05/08/07 (d)	$186,075	$186,075
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07 (d)	197,952	197,940
National City Bank of Indiana
5.17%, 05/21/07	98,976	98,983
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07 (d)	534,469	534,485
Newcastle Ltd.
5.34%, 04/24/07 (d)	69,778	69,761
Northern Rock PLC
5.17%, 05/03/07 (d)	237,542	237,548
Principal Life Global Funding I
5.63%, 02/08/07	89,078	89,330
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07 (d)	148,464	148,455
Sigma Finance Inc.
5.51%, 06/18/07 (d)	162,320	162,320
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07 (d)	197,952	197,952
Strips III LLC
5.37%, 07/24/06 (d)	46,275	46,275
SunTrust Bank
5.08%, 05/01/07	197,952	197,962
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07 (d)	374,129	374,088
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06 (d)	277,132	277,133
US Bank N.A.
5.28%, 09/29/06	89,078	89,073
Wachovia Asset Securitization Inc.
5.31%, 07/25/06 (d)	316,881	316,881
Wachovia Bank N.A.
5.36%, 05/22/07	395,903	395,903
Wells Fargo & Co.
5.19%, 07/13/07 (d)	98,976	98,982
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07 (d)	178,156	178,154
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07 (d)	195,774	195,130
Wind Master Trust
5.32%, 08/25/06 - 09/25/06 (d)	66,856	66,856

		10,186,709

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,723,713)		$23,723,713

TOTAL INVESTMENTS (108.33%)		272,435,848

OTHER ASSETS, LESS LIABILITIES (-8.33)%		(20,950,147)

NET ASSETS (100.00%)		$251,485,701

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (67.96%)
Active Stock Master Portfolio (a)		$187,138,816
CoreAlpha Bond Master Portfolio (a)		319,776,409

TOTAL MASTER PORTFOLIOS		506,915,225

EXCHANGE-TRADED FUNDS (30.56%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	293,766	24,599,965
iShares Lehman TIPS Bond Fund (a)	623,282	62,060,189
iShares MSCI EAFE Index Fund (a) (b)	1,460,211	95,483,197
iShares S&P MidCap 400 Index Fund (a) (b)	399,029	30,485,815
iShares S&P SmallCap 600 Index Fund (a) (b)	247,388	15,362,795

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $201,733,377)		227,991,961

SHORT-TERM INVESTMENTS (6.81%)

CERTIFICATES OF DEPOSIT (c) (0.17%)
Credit Suisse First Boston NY
5.28%, 04/23/07	$38,876	38,876
Fortis Bank NY
4.43%, 07/20/06	97,157	97,157
Societe Generale
5.33%, 12/08/06	388,806	388,806
Toronto-Dominion Bank
3.94%, 07/10/06	194,403	194,403
Washington Mutual Bank
5.28%, 08/07/06	194,403	194,403
Wells Fargo Bank N.A.
4.78%, 12/05/06	311,045	311,045

		1,224,690

COMMERCIAL PAPER (c) (1.24%)
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06 (d)	1,085,460	1,079,362
ASAP Funding Ltd.
5.21%, 08/08/06 (d)	186,627	185,654
Barton Capital Corp.
5.29%, 08/01/06 (d)	371,655	370,072
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06 (d)	147,746	147,398
CC USA Inc.
5.03%, 10/24/06 (d)	77,761	76,533
Chariot Funding LLC
5.30%, 07/28/06 (d)	292,907	291,829
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06 (d)	852,904	852,662
Curzon Funding LLC
5.30%, 07/31/06 (d)	388,806	387,203

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Edison Asset Securitization LLC
5.22%, 12/11/06 (d)	$286,830	$280,134
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06 (d)	823,001	820,115
Five Finance Inc.
5.19%, 12/01/06 (d)	174,963	171,154
General Electric Capital Services Inc.
5.22%, 12/11/06	38,881	37,973
Govco Inc.
5.22%, 08/03/06 (d)	388,806	387,058
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06 (d)	132,194	130,145
Jupiter Securitization Corp.
5.29%, 07/27/06 (d)	97,201	96,859
Kitty Hawk Funding Corp.
5.24%, 07/20/06 (d)	357,623	356,739
Landale Funding LLC
5.30%, 08/15/06 (d)	427,686	424,979
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06 (d)	601,988	597,408
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06 (d)	392,694	391,541
Prudential Funding LLC
5.22%, 07/31/06	194,403	193,614
Ranger Funding Co. LLC
5.24%, 07/20/06 (d)	388,806	387,844
Regency Markets No. 1 LLC
5.10%, 07/07/06 (d)	455,560	455,302
Scaldis Capital LLC
5.30%, 07/25/06 (d)	243,031	242,244
Sydney Capital Corp.
5.10%, 07/07/06 (d)	425,315	425,074
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06 (d)	475,233	474,057

		9,262,953

MEDIUM-TERM NOTES (c) (0.14%)
Bank of America N.A.
5.28%, 04/20/07	97,201	97,201
Dorada Finance Inc.
3.93%, 07/07/06 (d)	120,530	120,530
K2 USA LLC
3.94%, 07/07/06 (d)	233,283	233,283
Marshall & Ilsley Bank
5.18%, 12/15/06	388,806	389,411

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MEDIUM-TERM NOTES (Cont.)
Sigma Finance Inc.
5.13%, 03/30/07 (d)	$136,082	$136,082
US Bank N.A.
2.85%, 11/15/06	77,761	77,232

		1,053,739

MONEY MARKET FUNDS (1.09%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20% (a) (e)	8,119,009	8,119,009

		8,119,009

REPURCHASE AGREEMENTS (c) (1.00%)

Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $777,959 (collateralized by non-U.S. Government debt securities, value $802,045, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$777,611	777,611

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $583,470 (collateralized by non-U.S. Government debt securities, value $642,424, 2.12% to 6.47%, 11/25/34 to 12/25/42).	583,209	583,209

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $777,959 (collateralized by non-U.S. Government debt securities, value $798,716, 5.36% to 6.00%, 12/25/35 to 12/25/42).	777,611	777,611

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $972,448 (collateralized by non-U.S. Government debt securities, value $1,087,805, 0.00% to 10.00%, 6/1/28 to 12/15/35).	972,014	972,014

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $233,389 (collateralized by non-U.S. Government debt securities, value $264,086, 0.00% to 10.00%, 9/10/34 to 5/9/36).	233,283	233,283

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $388,980 (collateralized by non-U.S. Government debt securities, value $397,129, 5.22% to 5.42%, 7/3/06).	$388,806	$388,806

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $622,372 (collateralized by non-U.S. Government debt securities, value $654,095, 0.00% to 10.00%, 1/1/10 to 6/6/16).	622,089	622,089

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $388,980 (collateralized by non-U.S. Government debt securities, value $401,031, 6.38% to 8.49%, 1/7/09 to 2/23/36).	388,806	388,806

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $388,980 (collateralized by non-U.S. Government debt securities, value $401,036, 0.07% to 7.75%, 2/22/11 to 12/15/45).	388,806	388,806

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $777,959 (collateralized by non-U.S. Government debt securities, value $817,627, 0.00% to 8.57%, 6/25/23 to 4/25/46).	777,611	777,611

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $388,980 (collateralized by non-U.S. Government debt securities, value $409,163, 3.79% to 7.22%, 5/15/07 to 3/15/42).	388,806	388,806

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $136,144 (collateralized by non-U.S. Government debt securities, value $144,057, 0.00% to 10.00%, 7/3/06 to 6/30/36).	136,082	136,082

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $286,285 (collateralized by non-U.S. Government debt securities, value $288,113, 0.00% to 10.00%, 7/3/06 to 6/30/36). (f)	$272,164	$272,164

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $777,960 (collateralized by non-U.S. Government debt securities, value $817,619, 0.00% to 10.00%, 1/1/10 to 5/6/16).	777,611	777,611

		7,484,509

TIME DEPOSITS (c) (0.49%)
ABN Amro Bank NV
5.30%, 07/03/06	388,806	388,806
KBC Bank NV
5.32%, 07/03/06	1,166,417	1,166,417
Societe Generale
5.32%, 07/03/06	972,014	972,014
UBS AG
5.25% - 5.34%, 07/03/06	1,120,962	1,120,962

		3,648,199

VARIABLE & FLOATING RATE NOTES (c) (2.68%)
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07 (d)	995,343	995,482
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	291,604	291,602
American Express Centurion Bank
5.34%, 07/19/07	427,686	428,197
American Express Credit Corp.
5.23%, 07/05/07	116,642	116,719
ASIF Global Financing
5.17%, 05/03/07 (d)	38,881	38,899
Australia & New Zealand Banking Group Ltd. 5.30%, 07/23/07 (d)	252,724	252,724
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07 (d)	660,970	660,966
BMW US Capital LLC
5.20%, 07/13/07 (d)	388,806	388,806
BNP Paribas
5.14%, 05/18/07 (d)	719,291	719,291

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07 (d)	$283,828	$283,828
Commodore CDO Ltd.
5.38%, 06/12/07 (d)	97,201	97,201
Credit Agricole SA
5.31%, 07/23/07	388,806	388,806
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07 (d)	388,806	388,805
DEPFA Bank PLC
5.37%, 06/15/07	388,806	388,806
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07 (d)	447,127	447,162
Eli Lilly Services Inc.
5.08%, 06/29/07 (d)	388,806	388,806
Fifth Third Bancorp
5.28%, 06/22/07 (d)	777,611	777,611
First Tennessee Bank N.A.
5.21%, 08/25/06	116,642	116,643
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07 (d)	291,604	291,578
General Electric Capital Corp.
5.25%, 04/09/07	174,963	175,058
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	583,209	583,317
HBOS Treasury Services PLC
5.53%, 04/24/07 (d)	388,806	388,806
JP Morgan Chase & Co.
5.12%, 07/02/07	291,604	291,604
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07 (d)	583,209	583,193
Leafs LLC
5.27%, 01/22/07 - 02/20/07 (d)	406,309	406,309
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	486,007	485,849
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07 (d)	427,686	427,649
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	188,956	188,956
Marshall & Ilsley Bank
5.18%, 07/13/07	213,843	213,843
Metropolitan Life Global Funding I
5.15%, 07/06/07 (d)	583,209	583,209
Mortgage Interest Networking Trust
5.54%, 08/25/06 (d)	48,990	49,006

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Mound Financing PLC
5.11%, 05/08/07 (d)	$365,477	$365,477
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07 (d)	388,806	388,783
National City Bank of Indiana
5.17%, 05/21/07	194,403	194,417
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07 (d)	1,049,775	1,049,805
Newcastle Ltd.
5.34%, 04/24/07 (d)	137,054	137,021
Northern Rock PLC
5.17%, 05/03/07 (d)	466,567	466,578
Principal Life Global Funding I
5.63%, 02/08/07	174,963	175,456
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07 (d)	291,604	291,589
Sigma Finance Inc.
5.51%, 06/18/07 (d)	318,821	318,821
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07 (d)	388,806	388,806
Strips III LLC
5.37%, 07/24/06 (d)	90,890	90,890
SunTrust Bank
5.08%, 05/01/07	388,806	388,826
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07 (d)	734,843	734,765
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06 (d)	544,328	544,328
US Bank N.A.
5.28%, 09/29/06	174,963	174,951
Wachovia Asset Securitization Inc.
5.31%, 07/25/06 (d)	622,400	622,400
Wachovia Bank N.A.
5.36%, 05/22/07	777,611	777,611
Wells Fargo & Co.
5.19%, 07/13/07 (d)	194,403	194,415
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07 (d)	349,925	349,922
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07 (d)	384,529	383,264
Wind Master Trust
5.32%, 08/25/06 - 09/25/06 (d)	131,315	131,315

		20,008,171

Security	Value

SHORT-TERM INVESTMENTS (Cont.)

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,801,270)	$50,801,270

TOTAL INVESTMENTS (105.33%)	785,708,456

OTHER ASSETS, LESS LIABILITIES (-5.33%)	(39,783,429)

NET ASSETS (100.00%)	$745,925,027

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (64.01%)
Active Stock Master Portfolio (a)		$454,432,811
CoreAlpha Bond Master Portfolio (a)		348,495,783

TOTAL MASTER PORTFOLIOS		802,928,594

EXCHANGE-TRADED FUNDS (35.27%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	667,326	55,881,879
iShares Lehman TIPS Bond Fund (a)	634,690	63,196,083
iShares MSCI EAFE Index Fund (a) (b)	3,412,468	223,141,282
iShares S&P MidCap 400 Index Fund (a) (b)	878,924	67,149,794
iShares S&P SmallCap 600 Index Fund (a) (b)	530,797	32,962,494

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $381,977,544)		442,331,532

SHORT-TERM INVESTMENTS (7.09%)

CERTIFICATES OF DEPOSIT (c) (0.19%)
Credit Suisse First Boston NY
5.28%, 04/23/07	$74,349	74,349
Fortis Bank NY
4.43%, 07/20/06	185,762	185,762
Societe Generale
5.33%, 12/08/06	743,388	743,388
Toronto-Dominion Bank
3.94%, 07/10/06	371,694	371,694
Washington Mutual Bank
5.28%, 08/07/06	371,694	371,694
Wells Fargo Bank N.A.
4.78%, 12/05/06	594,711	594,711

		2,341,598

COMMERCIAL PAPER (c) (1.41%)
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06 (d)	2,075,377	2,063,716
ASAP Funding Ltd.
5.21%, 08/08/06 (d)	356,826	354,967
Barton Capital Corp.
5.29%, 08/01/06 (d)	710,598	707,569
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06 (d)	282,488	281,822
CC USA Inc.
5.03%, 10/24/06 (d)	148,678	146,330
Chariot Funding LLC
5.30%, 07/28/06 (d)	560,032	557,970
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06 (d)	1,630,734	1,630,272
Curzon Funding LLC
5.30%, 07/31/06 (d)	743,388	740,324

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Edison Asset Securitization LLC
5.22%, 12/11/06 (d)	$548,413	$535,610
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06 (d)	1,573,560	1,568,042
Five Finance Inc.
5.19%, 12/01/06 (d)	334,525	327,242
General Electric Capital Services Inc.
5.22%, 12/11/06	74,339	72,603
Govco Inc.
5.22%, 08/03/06 (d)	743,388	740,047
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06 (d)	252,752	248,835
Jupiter Securitization Corp.
5.29%, 07/27/06 (d)	185,847	185,192
Kitty Hawk Funding Corp.
5.24%, 07/20/06 (d)	683,769	682,077
Landale Funding LLC
5.30%, 08/15/06 (d)	817,727	812,551
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06 (d)	1,150,988	1,142,232
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06 (d)	750,822	748,619
Prudential Funding LLC
5.22%, 07/31/06	371,694	370,185
Ranger Funding Co. LLC
5.24%, 07/20/06 (d)	743,388	741,549
Regency Markets No. 1 LLC
5.10%, 07/07/06 (d)	871,021	870,527
Scaldis Capital LLC
5.30%, 07/25/06 (d)	464,670	463,165
Sydney Capital Corp.
5.10%, 07/07/06 (d)	813,193	812,732
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06 (d)	908,636	906,388

		17,710,566

MEDIUM-TERM NOTES (c) (0.16%)
Bank of America N.A.
5.28%, 04/20/07	185,847	185,847
Dorada Finance Inc.
3.93%, 07/07/06 (d)	230,450	230,450
K2 USA LLC
3.94%, 07/07/06 (d)	446,033	446,033
Marshall & Ilsley Bank
5.18%, 12/15/06	743,388	744,545

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MEDIUM-TERM NOTES (Cont.)
Sigma Finance Inc.
5.13%, 03/30/07 (d)	$260,186	$260,186
US Bank N.A.
2.85%, 11/15/06	148,678	147,666

		2,014,727

MONEY MARKET FUNDS (0.58%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20% (a) (e)	7,331,328	7,331,328

		7,331,328

REPURCHASE AGREEMENTS (c) (1.14%)

Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,487,441 (collateralized by non-U.S. Government debt securities, value $1,533,494, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,486,777	1,486,777

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $1,115,582 (collateralized by non-U.S. Government debt securities, value $1,228,302, 2.12% to 6.47%, 11/25/34 to 12/25/42).	1,115,083	1,115,083

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,487,441 (collateralized by non-U.S. Government debt securities, value $1,527,128, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,486,777	1,486,777

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,859,302 (collateralized by non-U.S. Government debt securities, value $2,079,861, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,858,471	1,858,471

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $446,236 (collateralized by non-U.S. Government debt securities, value $504,928, 0.00% to 10.00%, 9/10/34 to 5/9/36).	446,033	446,033

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $743,720 (collateralized by non-U.S. Government debt securities, value $759,303, 5.22% to 5.42%, 7/3/06).	$743,388	$743,388

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,189,963 (collateralized by non-U.S. Government debt securities, value $1,250,616, 0.00% to 10.00%, 1/1/10 to 6/6/16).	1,189,422	1,189,422

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,487,441 (collateralized by non-U.S. Government debt securities, value $1,563,287, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,486,777	1,486,777

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $743,720 (collateralized by non-U.S. Government debt securities, value $766,762, 6.38% to 8.49%, 1/7/09 to 2/23/36).	743,388	743,388

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $743,720 (collateralized by non-U.S. Government debt securities, value $766,772, 0.07% to 7.75%, 2/22/11 to 12/15/45).	743,388	743,388

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $743,720 (collateralized by non-U.S. Government debt securities, value $782,312, 3.79% to 7.22%, 5/15/07 to 3/15/42).	743,388	743,388

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $260,304 (collateralized by non-U.S. Government debt securities, value $275,433, 0.00% to 10.00%, 7/3/06 to 6/30/36).	260,186	260,186

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $547,372 (collateralized by non-U.S. Government debt securities, value $550,867, 0.00% to 10.00%, 7/3/06 to 6/30/36). (f)	$520,372	$520,372

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,487,444 (collateralized by non-U.S. Government debt securities, value $1,563,270, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,486,777	1,486,777

		14,310,227

TIME DEPOSITS (c) (0.56%)
ABN Amro Bank NV
5.30%, 07/03/06	743,388	743,388
KBC Bank NV
5.32%, 07/03/06	2,230,165	2,230,165
Societe Generale
5.32%, 07/03/06	1,858,471	1,858,471
UBS AG
5.25% - 5.34%, 07/03/06	2,143,256	2,143,256

		6,975,280

VARIABLE & FLOATING RATE NOTES (c) (3.05%)
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07 (d)	1,903,075	1,903,342
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	557,541	557,538
American Express Centurion Bank
5.34%, 07/19/07	817,727	818,704
American Express Credit Corp.
5.23%, 07/05/07	223,017	223,164
ASIF Global Financing
5.17%, 05/03/07 (d)	74,339	74,374
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07 (d)	483,203	483,203
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07 (d)	1,263,760	1,263,752
BMW US Capital LLC
5.20%, 07/13/07 (d)	743,388	743,388
BNP Paribas
5.14%, 05/18/07 (d)	1,375,269	1,375,269

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07 (d)	$542,674	$542,674
Commodore CDO Ltd.
5.38%, 06/12/07 (d)	185,847	185,847
Credit Agricole SA
5.31%, 07/23/07	743,388	743,388
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07 (d)	743,388	743,388
DEPFA Bank PLC
5.37%, 06/15/07	743,388	743,388
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07 (d)	854,897	854,964
Eli Lilly Services Inc.
5.08%, 06/29/07 (d)	743,388	743,388
Fifth Third Bancorp
5.28%, 06/22/07 (d)	1,486,777	1,486,777
First Tennessee Bank N.A.
5.21%, 08/25/06	223,017	223,020
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07 (d)	557,541	557,491
General Electric Capital Corp.
5.25%, 04/09/07	334,525	334,707
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	1,115,083	1,115,290
HBOS Treasury Services PLC
5.53%, 04/24/07 (d)	743,388	743,388
JP Morgan Chase & Co.
5.12%, 07/02/07	557,541	557,541
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07 (d)	1,115,083	1,115,053
Leafs LLC
5.27%, 01/22/07 - 02/20/07 (d)	776,855	776,855
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	929,236	928,934
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07 (d)	817,727	817,657
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	361,279	361,279
Marshall & Ilsley Bank
5.18%, 07/13/07	408,864	408,864
Metropolitan Life Global Funding I
5.15%, 07/06/07 (d)	1,115,083	1,115,083

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Mortgage Interest Networking Trust
5.54%, 08/25/06 (d)	$93,667	$93,698
Mound Financing PLC
5.11%, 05/08/07 (d)	698,785	698,785
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07 (d)	743,388	743,345
National City Bank of Indiana
5.17%, 05/21/07	371,694	371,722
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07 (d)	2,007,149	2,007,205
Newcastle Ltd.
5.34%, 04/24/07 (d)	262,044	261,982
Northern Rock PLC
5.17%, 05/03/07 (d)	892,066	892,088
Principal Life Global Funding I
5.63%, 02/08/07	334,525	335,469
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07 (d)	557,541	557,512
Sigma Finance Inc.
5.51%, 06/18/07 (d)	609,579	609,579
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07 (d)	743,388	743,388
Strips III LLC
5.37%, 07/24/06 (d)	173,780	173,780
SunTrust Bank
5.08%, 05/01/07	743,388	743,426
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07 (d)	1,405,004	1,404,855
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06 (d)	1,040,744	1,040,743
US Bank N.A.
5.28%, 09/29/06	334,525	334,504
Wachovia Asset Securitization Inc.
5.31%, 07/25/06 (d)	1,190,017	1,190,016
Wachovia Bank N.A.
5.36%, 05/22/07	1,486,777	1,486,777
Wells Fargo & Co.
5.19%, 07/13/07 (d)	371,694	371,718
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07 (d)	669,050	669,042
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07 (d)	735,211	732,793

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Wind Master Trust
5.32%, 08/25/06 - 09/25/06 (d)	$251,072	$251,072

		38,255,209

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,938,935)		88,938,935

TOTAL INVESTMENTS (106.37%)		1,334,199,061

OTHER ASSETS, LESS LIABILITIES (-6.37%)		(79,917,919)

NET ASSETS (100.00%)		$1,254,281,142

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (60.07%)
Active Stock Master Portfolio (a)		$370,828,249
CoreAlpha Bond Master Portfolio (a)		135,287,677

TOTAL MASTER PORTFOLIOS		506,115,926

EXCHANGE-TRADED FUNDS (38.64%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	533,080	44,640,119
iShares Lehman TIPS Bond Fund (a) (b)	212,045	21,113,321
iShares MSCI EAFE Index Fund (a) (b)	2,754,737	180,132,253
iShares S&P MidCap 400 Index Fund (a) (b)	694,211	53,037,720
iShares S&P SmallCap 600 Index Fund (a) (b)	428,872	26,632,951

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $280,741,704)		325,556,364

SHORT-TERM INVESTMENTS (8.45%)

CERTIFICATES OF DEPOSIT (c) (0.23%)
Credit Suisse First Boston NY
5.28%, 04/23/07	$60,767	60,767
Fortis Bank NY
4.43%, 07/20/06	151,849	151,849
Societe Generale
5.33%, 12/08/06	607,673	607,673
Toronto-Dominion Bank
3.94%, 07/10/06	303,837	303,837
Washington Mutual Bank
5.28%, 08/07/06	303,837	303,837
Wells Fargo Bank N.A.
4.78%, 12/05/06	486,139	486,139

		1,914,102

COMMERCIAL PAPER (c) (1.72%)
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06 (d)	1,696,490	1,686,964
ASAP Funding Ltd.
5.21%, 08/08/06 (d)	291,683	290,163
Barton Capital Corp.
5.29%, 08/01/06 (d)	580,869	578,393
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06 (d)	230,916	230,372
CC USA Inc.
5.03%, 10/24/06 (d)	121,535	119,616
Chariot Funding LLC
5.30%, 07/28/06 (d)	457,791	456,106
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06 (d)	1,333,022	1,332,645
Curzon Funding LLC
5.30%, 07/31/06 (d)	607,673	605,168

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Edison Asset Securitization LLC
5.22%, 12/11/06 (d)	$448,293	$437,827
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06 (d)	1,286,286	1,281,775
Five Finance Inc.
5.19%, 12/01/06 (d)	273,453	267,500
General Electric Capital Services Inc.
5.22%, 12/11/06	60,767	59,349
Govco Inc.
5.22%, 08/03/06 (d)	607,673	604,942
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06 (d)	206,609	203,407
Jupiter Securitization Corp.
5.29%, 07/27/06 (d)	151,918	151,383
Kitty Hawk Funding Corp.
5.24%, 07/20/06 (d)	558,938	557,555
Landale Funding LLC
5.30%, 08/15/06 (d)	668,440	664,209
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06 (d)	940,860	933,702
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06 (d)	613,750	611,948
Prudential Funding LLC
5.22%, 07/31/06	303,837	302,603
Ranger Funding Co. LLC
5.24%, 07/20/06 (d)	607,673	606,170
Regency Markets No. 1 LLC
5.10%, 07/07/06 (d)	712,005	711,601
Scaldis Capital LLC
5.30%, 07/25/06 (d)	379,838	378,608
Sydney Capital Corp.
5.10%, 07/07/06 (d)	664,734	664,357
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06 (d)	742,753	740,915

		14,477,278

MEDIUM-TERM NOTES (c) (0.19%)
Bank of America N.A.
5.28%, 04/20/07	151,918	151,918
Dorada Finance Inc.
3.93%, 07/07/06 (d)	188,379	188,378
K2 USA LLC
3.94%, 07/07/06 (d)	364,604	364,604
Marshall & Ilsley Bank
5.18%, 12/15/06	607,673	608,618

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MEDIUM-TERM NOTES (Cont.)
Sigma Finance Inc.
5.13%, 03/30/07 (d)	$212,686	$212,686
US Bank N.A.
2.85%, 11/15/06	121,535	120,707

		1,646,911

MONEY MARKET FUNDS (0.53%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20% (a) (e)	4,442,829	4,442,829

		4,442,829

REPURCHASE AGREEMENTS (c) (1.39%)

Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,215,889 (collateralized by non-U.S. Government debt securities, value $1,253,534, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,215,346	1,215,346

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $911,918 (collateralized by non-U.S. Government debt securities, value $1,004,059, 2.12% to 6.47%, 11/25/34 to 12/25/42).	911,510	911,510

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,215,889 (collateralized by non-U.S. Government debt securities, value $1,248,331, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,215,346	1,215,346

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,519,862 (collateralized by non-U.S. Government debt securities, value $1,700,155, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,519,183	1,519,183

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $364,770 (collateralized by non-U.S. Government debt securities, value $412,747, 0.00% to 10.00%, 9/10/34 to 5/9/36).	364,604	364,604

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $607,945 (collateralized by non-U.S. Government debt securities, value $620,682, 5.22% to 5.42%, 7/3/06).	$607,673	$607,673

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $972,720 (collateralized by non-U.S. Government debt securities, value $1,022,300, 0.00% to 10.00%, 1/1/10 to 6/6/16).	972,277	972,277

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,215,889 (collateralized by non-U.S. Government debt securities, value $1,277,888, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,215,346	1,215,346

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $607,945 (collateralized by non-U.S. Government debt securities, value $626,780, 6.38% to 8.49%, 1/7/09 to 2/23/36).	607,673	607,673

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $607,945 (collateralized by non-U.S. Government debt securities, value $626,788, 0.07% to 7.75%, 2/22/11 to 12/15/45).	607,673	607,673

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $607,945 (collateralized by non-U.S. Government debt securities, value $639,491, 3.79% to 7.22%, 5/15/07 to 3/15/42).	607,673	607,673

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $212,783 (collateralized by non-U.S. Government debt securities, value $225,149, 0.00% to 10.00%, 7/3/06 to 6/30/36).	212,686	212,686

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $447,442 (collateralized by non-U.S. Government debt securities, value $450,299, 0.00% to 10.00%, 7/3/06 to 6/30/36). (f)	$425,371	$425,371

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,215,891 (collateralized by non-U.S. Government debt securities, value $1,277,875, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,215,346	1,215,346

		11,697,707

TIME DEPOSITS (c) (0.68%)
ABN Amro Bank NV
5.30%, 07/03/06	607,673	607,673
KBC Bank NV
5.32%, 07/03/06	1,823,019	1,823,019
Societe Generale
5.32%, 07/03/06	1,519,183	1,519,183
UBS AG
5.25% - 5.34%, 07/03/06	1,751,977	1,751,977

		5,701,852

VARIABLE & FLOATING RATE NOTES (c) (3.71%)
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07 (d)	1,555,643	1,555,862
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	455,755	455,752
American Express Centurion Bank
5.34%, 07/19/07	668,440	669,239
American Express Credit Corp.
5.23%, 07/05/07	182,302	182,423
ASIF Global Financing
5.17%, 05/03/07 (d)	60,767	60,796
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07 (d)	394,988	394,988
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07 (d)	1,033,044	1,033,038
BMW US Capital LLC
5.20%, 07/13/07 (d)	607,673	607,673
BNP Paribas
5.14%, 05/18/07 (d)	1,124,195	1,124,195

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07 (d)	$443,601	$443,601
Commodore CDO Ltd.
5.38%, 06/12/07 (d)	151,918	151,918
Credit Agricole SA
5.31%, 07/23/07	607,673	607,673
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07 (d)	607,673	607,673
DEPFA Bank PLC
5.37%, 06/15/07	607,673	607,673
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07 (d)	698,824	698,879
Eli Lilly Services Inc.
5.08%, 06/29/07 (d)	607,673	607,673
Fifth Third Bancorp
5.28%, 06/22/07 (d)	1,215,346	1,215,346
First Tennessee Bank N.A.
5.21%, 08/25/06	182,302	182,304
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07 (d)	455,755	455,713
General Electric Capital Corp.
5.25%, 04/09/07	273,453	273,602
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	911,510	911,679
HBOS Treasury Services PLC
5.53%, 04/24/07 (d)	607,673	607,673
JP Morgan Chase & Co.
5.12%, 07/02/07	455,755	455,755
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07 (d)	911,510	911,486
Leafs LLC
5.27%, 01/22/07 - 02/20/07 (d)	635,030	635,030
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	759,591	759,345
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07 (d)	668,440	668,382
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	295,323	295,323
Marshall & Ilsley Bank
5.18%, 07/13/07	334,220	334,220
Metropolitan Life Global Funding I
5.15%, 07/06/07 (d)	911,510	911,510
Mortgage Interest Networking Trust
5.54%, 08/25/06 (d)	76,567	76,592

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Mound Financing PLC
5.11%, 05/08/07 (d)	$571,213	$571,213
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07 (d)	607,673	607,638
National City Bank of Indiana
5.17%, 05/21/07	303,837	303,859
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07 (d)	1,640,718	1,640,763
Newcastle Ltd.
5.34%, 04/24/07 (d)	214,205	214,154
Northern Rock PLC
5.17%, 05/03/07 (d)	729,208	729,226
Principal Life Global Funding I
5.63%, 02/08/07	273,453	274,224
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07 (d)	455,755	455,730
Sigma Finance Inc.
5.51%, 06/18/07 (d)	498,292	498,292
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07 (d)	607,673	607,673
Strips III LLC
5.37%, 07/24/06 (d)	142,054	142,054
SunTrust Bank
5.08%, 05/01/07	607,673	607,704
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07 (d)	1,148,502	1,148,380
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06 (d)	850,742	850,742
US Bank N.A.
5.28%, 09/29/06	273,453	273,436
Wachovia Asset Securitization Inc.
5.31%, 07/25/06 (d)	972,764	972,763
Wachovia Bank N.A.
5.36%, 05/22/07	1,215,346	1,215,346
Wells Fargo & Co.
5.19%, 07/13/07 (d)	303,837	303,856
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07 (d)	546,906	546,900
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07 (d)	600,989	599,012
Wind Master Trust
5.32%, 08/25/06 - 09/25/06 (d)	205,236	205,235

		31,271,216

Security	Value

SHORT-TERM INVESTMENTS (Cont.)

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,151,895)	$71,151,895

TOTAL INVESTMENTS (107.16%)	902,824,185

OTHER ASSETS, LESS LIABILITIES (-7.16%)	(60,344,503)

NET ASSETS (100.00%)	$842,479,682

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (57.49%)
Active Stock Master Portfolio (a)		$287,773,977
CoreAlpha Bond Master Portfolio (a)		37,258,364

TOTAL MASTER PORTFOLIOS		325,032,341

EXCHANGE-TRADED FUNDS (41.01%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	413,556	34,631,179
iShares MSCI EAFE Index Fund (a)	2,104,081	137,585,857
iShares S&P MidCap 400 Index Fund (a) (b)	520,467	39,763,679
iShares S&P SmallCap 600 Index Fund (a) (b)	320,230	19,886,283

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $202,553,417)		231,866,998

SHORT-TERM INVESTMENTS (8.01%)

CERTIFICATES OF DEPOSIT (c) (0.21%)
Credit Suisse First Boston NY
5.28%, 04/23/07	$37,339	37,339
Fortis Bank NY
4.43%, 07/20/06	93,304	93,304
Societe Generale
5.33%, 12/08/06	373,387	373,387
Toronto-Dominion Bank
3.94%, 07/10/06	186,694	186,694
Washington Mutual Bank
5.28%, 08/07/06	186,694	186,694
Wells Fargo Bank N.A.
4.78%, 12/05/06	298,710	298,710

		1,176,128

COMMERCIAL PAPER (c) (1.57%)
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06 (d)	1,042,416	1,036,557
ASAP Funding Ltd.
5.21%, 08/08/06 (d)	179,226	178,292
Barton Capital Corp.
5.29%, 08/01/06 (d)	356,917	355,396
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06 (d)	141,887	141,553
CC USA Inc.
5.03%, 10/24/06 (d)	74,677	73,498
Chariot Funding LLC
5.30%, 07/28/06 (d)	281,291	280,256
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06 (d)	819,081	818,849
Curzon Funding LLC
5.30%, 07/31/06 (d)	373,387	371,848
Edison Asset Securitization LLC
5.22%, 12/11/06 (d)	275,455	269,025

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06 (d)	$790,364	$787,592
Five Finance Inc.
5.19%, 12/01/06 (d)	168,024	164,367
General Electric Capital Services Inc.
5.22%, 12/11/06	37,339	36,467
Govco Inc.
5.22%, 08/03/06 (d)	373,387	371,709
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06 (d)	126,952	124,985
Jupiter Securitization Corp.
5.29%, 07/27/06 (d)	93,347	93,018
Kitty Hawk Funding Corp.
5.24%, 07/20/06 (d)	343,442	342,592
Landale Funding LLC
5.30%, 08/15/06 (d)	410,726	408,126
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06 (d)	578,116	573,717
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06 (d)	377,121	376,015
Prudential Funding LLC
5.22%, 07/31/06	186,694	185,936
Ranger Funding Co. LLC
5.24%, 07/20/06 (d)	373,387	372,463
Regency Markets No. 1 LLC
5.10%, 07/07/06 (d)	437,494	437,246
Scaldis Capital LLC
5.30%, 07/25/06 (d)	233,393	232,637
Sydney Capital Corp.
5.10%, 07/07/06 (d)	408,448	408,217
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06 (d)	456,388	455,258

		8,895,619

MEDIUM-TERM NOTES (c) (0.18%)
Bank of America N.A.
5.28%, 04/20/07	93,347	93,347
Dorada Finance Inc.
3.93%, 07/07/06 (d)	115,750	115,750
K2 USA LLC
3.94%, 07/07/06 (d)	224,032	224,032
Marshall & Ilsley Bank
5.18%, 12/15/06	373,387	373,968
Sigma Finance Inc.
5.13%, 03/30/07 (d)	130,686	130,686

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MEDIUM-TERM NOTES (Cont.)
US Bank N.A.
2.85%, 11/15/06	$74,677	$74,169

		1,011,952

MONEY MARKET FUNDS (0.76%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20% (a) (e)
	4,318,765	4,318,765

		4,318,765

REPURCHASE AGREEMENTS (c) (1.27%)

Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $747,109 (collateralized by non-U.S. Government debt securities, value $770,240, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$746,775	746,775

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $560,332 (collateralized by non-U.S. Government debt securities, value $616,948, 2.12% to 6.47%, 11/25/34 to 12/25/42).	560,081	560,081

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $747,109 (collateralized by non-U.S. Government debt securities, value $767,042, 5.36% to 6.00%, 12/25/35 to 12/25/42).	746,775	746,775

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $933,886 (collateralized by non-U.S. Government debt securities, value $1,044,668, 0.00% to 10.00%, 6/1/28 to 12/15/35).	933,469	933,469

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $224,134 (collateralized by non-U.S. Government debt securities, value $253,614, 0.00% to 10.00%, 9/10/34 to 5/9/36).	224,032	224,032

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $373,554 (collateralized by non-U.S. Government debt securities, value $381,381, 5.22% to 5.42%, 7/3/06).	$373,387	$373,387

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $597,692 (collateralized by non-U.S. Government debt securities, value $628,157, 0.00% to 10.00%, 1/1/10 to 6/6/16).	597,420	597,420

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $373,554 (collateralized by non-U.S. Government debt securities, value $385,128, 6.38% to 8.49%, 1/7/09 to 2/23/36).	373,387	373,387

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $373,554 (collateralized by non-U.S. Government debt securities, value $385,132, 0.07% to 7.75%, 2/22/11 to 12/15/45).	373,387	373,387

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $747,109 (collateralized by non-U.S. Government debt securities, value $785,204, 0.00% to 8.57%, 6/25/23 to 4/25/46).	746,775	746,775

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $373,554 (collateralized by non-U.S. Government debt securities, value $392,938, 3.79% to 7.22%, 5/15/07 to 3/15/42).	373,387	373,387

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $130,745 (collateralized by non-U.S. Government debt securities, value $138,344, 0.00% to 10.00%, 7/3/06 to 6/30/36).	130,686	130,686

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $274,932 (collateralized by non-U.S. Government debt securities, value $276,688, 0.00% to 10.00%, 7/3/06 to 6/30/36). (f)	$261,371	$261,371

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $747,110 (collateralized by non-U.S. Government debt securities, value $785,196, 0.00% to 10.00%, 1/1/10 to 5/6/16).	746,775	746,775

		7,187,707

TIME DEPOSITS (c) (0.62%)
ABN Amro Bank NV
5.30%, 07/03/06	373,387	373,387
KBC Bank NV
5.32%, 07/03/06	1,120,162	1,120,162
Societe Generale
5.32%, 07/03/06	933,469	933,469
UBS AG
5.25% - 5.34%, 07/03/06	1,076,510	1,076,510

		3,503,528

VARIABLE & FLOATING RATE NOTES (c) (3.40%)
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07 (d)	955,872	956,007
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	280,041	280,039
American Express Centurion Bank
5.34%, 07/19/07	410,726	411,217
American Express Credit Corp.
5.23%, 07/05/07	112,016	112,090
ASIF Global Financing
5.17%, 05/03/07 (d)	37,339	37,356
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07 (d)	242,702	242,702
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07 (d)	634,759	634,755
BMW US Capital LLC
5.20%, 07/13/07 (d)	373,387	373,387
BNP Paribas
5.14%, 05/18/07 (d)	690,767	690,767

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07 (d)	$272,573	$272,573
Commodore CDO Ltd.
5.38%, 06/12/07 (d)	93,347	93,347
Credit Agricole SA
5.31%, 07/23/07	373,387	373,387
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07 (d)	373,387	373,388
DEPFA Bank PLC
5.37%, 06/15/07	373,387	373,387
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07 (d)	429,396	429,430
Eli Lilly Services Inc.
5.08%, 06/29/07 (d)	373,387	373,387
Fifth Third Bancorp
5.28%, 06/22/07 (d)	746,775	746,775
First Tennessee Bank N.A.
5.21%, 08/25/06	112,016	112,018
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07 (d)	280,041	280,014
General Electric Capital Corp.
5.25%, 04/09/07	168,024	168,116
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	560,081	560,185
HBOS Treasury Services PLC
5.53%, 04/24/07 (d)	373,387	373,387
JP Morgan Chase & Co.
5.12%, 07/02/07	280,041	280,041
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07 (d)	560,081	560,067
Leafs LLC
5.27%, 01/22/07 - 02/20/07 (d)	390,197	390,197
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	466,734	466,583
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07 (d)	410,726	410,691
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	181,463	181,463
Marshall & Ilsley Bank
5.18%, 07/13/07	205,363	205,363
Metropolitan Life Global Funding I
5.15%, 07/06/07 (d)	560,081	560,081
Mortgage Interest Networking Trust
5.54%, 08/25/06 (d)	47,047	47,063

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Mound Financing PLC
5.11%, 05/08/07 (d)	$350,984	$350,984
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07 (d)	373,387	373,366
National City Bank of Indiana
5.17%, 05/21/07	186,694	186,708
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07 (d)	1,008,146	1,008,174
Newcastle Ltd.
5.34%, 04/24/07 (d)	131,619	131,588
Northern Rock PLC
5.17%, 05/03/07 (d)	448,065	448,076
Principal Life Global Funding I
5.63%, 02/08/07	168,024	168,498
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07 (d)	280,041	280,025
Sigma Finance Inc.
5.51%, 06/18/07 (d)	306,178	306,178
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07 (d)	373,387	373,387
Strips III LLC
5.37%, 07/24/06 (d)	87,286	87,286
SunTrust Bank
5.08%, 05/01/07	373,387	373,406
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07 (d)	705,702	705,628
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06 (d)	522,742	522,742
US Bank N.A.
5.28%, 09/29/06	168,024	168,014
Wachovia Asset Securitization Inc.
5.31%, 07/25/06 (d)	597,719	597,719
Wachovia Bank N.A.
5.36%, 05/22/07	746,775	746,775
Wells Fargo & Co.
5.19%, 07/13/07 (d)	186,694	186,706
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07 (d)	336,049	336,045
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07 (d)	369,280	368,066
Wind Master Trust
5.32%, 08/25/06 - 09/25/06 (d)	126,108	126,108

		19,214,742

Security	Value

SHORT-TERM INVESTMENTS (Cont.)

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,308,441)	$45,308,441

TOTAL INVESTMENTS (106.51%)	602,207,780

OTHER ASSETS, LESS LIABILITIES (-6.51%)	(36,785,378)

NET ASSETS (100.00%)	$565,422,402

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (100.88%)

AEROSPACE & DEFENSE (1.53%)
Lockheed Martin Corp. (a)	238,654	$17,121,038
Northrop Grumman Corp.	35,296	2,261,062
Raytheon Co.	28,276	1,260,261

		20,642,361

AGRICULTURE (2.20%)
Altria Group Inc.	45,846	3,366,472
Archer-Daniels-Midland Co.	421,805	17,412,110
Reynolds American Inc. (a)	67,568	7,790,590
UST Inc. (a)	24,755	1,118,678

		29,687,850

AUTO MANUFACTURERS (0.03%)
PACCAR Inc.	4,147	341,630

		341,630

AUTO PARTS & EQUIPMENT (0.22%)
Autoliv Inc.	51,153	2,893,725

		2,893,725

BANKS (5.66%)
AmSouth Bancorp	20,345	538,125
Bank of America Corp.	787,502	37,878,846
Comerica Inc.	21,399	1,112,534
TD Banknorth Inc.	6,129	180,499
U.S. Bancorp (a)	387,350	11,961,368
UnionBanCal Corp.	3,876	250,351
Wachovia Corp. (a)	453,100	24,503,648

		76,425,371

BEVERAGES (2.65%)
Anheuser-Busch Companies Inc.	234,458	10,688,940
Coca-Cola Co. (The)	289,353	12,447,966
Coca-Cola Enterprises Inc.	122,788	2,501,192
Pepsi Bottling Group Inc. (a)	296,711	9,539,259
PepsiAmericas Inc.	27,690	612,226

		35,789,583

BIOTECHNOLOGY (0.52%)
Amgen Inc. (b)	80,419	5,245,731
Genentech Inc. (b)	21,448	1,754,446

		7,000,177

BUILDING MATERIALS (0.52%)
Florida Rock Industries Inc. (a)	10,927	542,744
Masco Corp. (a)	220,047	6,522,193

		7,064,937

CHEMICALS (1.55%)
Dow Chemical Co. (The) (a)	464,814	18,141,690
Eastman Chemical Co. (a)	37,421	2,020,734

Security	Shares	Value

COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
Huntsman Corp. (b)	12,298	$213,001
Rohm & Haas Co.	1,367	68,514
Sherwin-Williams Co. (The)	9,728	461,885

		20,905,824

COMMERCIAL SERVICES (2.51%)
Accenture Ltd.	498,153	14,107,693
Apollo Group Inc. Class A (b)	25,717	1,328,797
Block (H & R) Inc. (a)	38,941	929,132
Career Education Corp. (a) (b)	49,294	1,473,398
Cendant Corp.	620,903	10,114,510
Convergys Corp. (b)	84,998	1,657,461
Deluxe Corp.	3,692	64,536
Equifax Inc.	31,409	1,078,585
Moody’s Corp.	20,809	1,133,258
Robert Half International Inc. (a)	45,863	1,926,246

		33,813,616

COMPUTERS (2.87%)
Apple Computer Inc. (b)	211,043	12,054,776
Computer Sciences Corp. (b)	193,981	9,396,440
Dell Inc. (b)	234,327	5,719,922
Hewlett-Packard Co.	35,413	1,121,884
International Business Machines Corp.	67,853	5,212,467
Seagate Technology	191,335	4,331,824
Western Digital Corp. (b)	45,172	894,857

		38,732,170

COSMETICS & PERSONAL CARE (0.59%)
Colgate-Palmolive Co.	7,842	469,736
Procter & Gamble Co.	135,423	7,529,519

		7,999,255

DISTRIBUTION & WHOLESALE (0.73%)
CDW Corp. (a)	82,225	4,493,596
Grainger (W.W.) Inc.	45,944	3,456,367
Ingram Micro Inc. Class A (b)	84,538	1,532,674
Tech Data Corp. (b)	8,743	334,944

		9,817,581

DIVERSIFIED FINANCIAL SERVICES (12.15%)
Ameriprise Financial Inc.	23,516	1,050,460
CIT Group Inc.	288,087	15,064,069
Citigroup Inc.	881,184	42,508,316
Countrywide Financial Corp. (a)	435,303	16,576,338
Federal Home Loan Mortgage Corp. (a)	73,671	4,199,984
Federal National Mortgage Association	85,973	4,135,301
Goldman Sachs Group Inc. (The) (a)	142,000	21,361,060

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
IndyMac Bancorp Inc. (a)	48,262	$2,212,813
JP Morgan Chase & Co.	744,718	31,278,156
Merrill Lynch & Co. Inc.	37,393	2,601,057
Morgan Stanley	361,060	22,822,603
Student Loan Corp. (The)	783	158,166

		163,968,323

ELECTRIC (2.93%)
Alliant Energy Corp. (a)	50,623	1,736,369
American Electric Power Co. Inc.	19,748	676,369
Constellation Energy Group Inc.	72,568	3,956,407
Edison International	188,487	7,350,993
Energy East Corp.	5,357	128,193
FirstEnergy Corp.	139,706	7,573,462
NSTAR	8,045	230,087
Pepco Holdings Inc. (a)	7,995	188,522
Puget Energy Inc.	8,500	182,580
TXU Corp.	292,248	17,473,508

		39,496,490

ELECTRONICS (0.27%)
Agilent Technologies Inc. (b)	109,583	3,458,440
Arrow Electronics Inc. (a) (b)	2,632	84,750
Jabil Circuit Inc.	2,158	55,245

		3,598,435

ENVIRONMENTAL CONTROL (0.05%)
Republic Services Inc. (a)	16,325	658,551

		658,551

FOOD (0.67%)
Campbell Soup Co.	3,450	128,030
Hormel Foods Corp. (a)	9,288	344,956
Pilgrim’s Pride Corp. (a)	53,206	1,372,715
Smithfield Foods Inc. (a) (b)	56,949	1,641,840
SUPERVALU Inc.	132,358	4,063,391
Tyson Foods Inc. Class A (a)	95,868	1,424,599

		8,975,531

FOREST PRODUCTS & PAPER (0.23%)
Louisiana-Pacific Corp. (a)	98,010	2,146,419
Plum Creek Timber Co. Inc.	24,878	883,169

		3,029,588

GAS (0.26%)
Sempra Energy (a)	58,258	2,649,574
UGI Corp.	37,092	913,205

		3,562,779

Security	Shares	Value

COMMON STOCKS (Cont.)

HAND & MACHINE TOOLS (0.17%)
Black & Decker Corp. (a)	27,843	$2,351,620

		2,351,620

HEALTH CARE-PRODUCTS (4.18%)
Alcon Inc. (a)	56,377	5,555,953
Becton, Dickinson & Co.	258,632	15,810,174
Johnson & Johnson (a)	584,724	35,036,662

		56,402,789

HEALTH CARE-SERVICES (2.28%)
Community Health Systems Inc. (b)	3,729	137,041
HCA Inc. (a)	360,442	15,553,072
Health Management Associates Inc. Class A	25,164	495,982
Health Net Inc. (b)	59,013	2,665,617
Humana Inc. (a) (b)	163,894	8,801,108
Sierra Health Services Inc. (a) (b)	42,861	1,930,031
UnitedHealth Group Inc.	27,673	1,239,197

		30,822,048

HOME BUILDERS (0.14%)
NVR Inc. (a) (b)	3,795	1,864,294

		1,864,294

HOME FURNISHINGS (0.09%)
Harman International Industries Inc.	14,536	1,240,938

		1,240,938

HOUSEHOLD PRODUCTS & WARES (1.23%)
Blyth Inc. (a)	14,126	260,766
Clorox Co. (The) (a)	86,973	5,302,744
Kimberly-Clark Corp. (a)	178,372	11,005,552

		16,569,062

INSURANCE (4.12%)
ACE Ltd.	215,919	10,923,342
American International Group Inc.	81,196	4,794,624
AON Corp.	15,074	524,877
Axis Capital Holdings Ltd. (a)	124,395	3,558,941
Everest Re Group Ltd. (a)	42,585	3,686,583
Hartford Financial Services Group Inc. (The)	20,282	1,715,857
MetLife Inc. (a)	241,811	12,383,141
Nationwide Financial Services Inc. (a)	13,541	596,887
Protective Life Corp.	18,350	855,477
Reinsurance Group of America Inc. (a)	29,740	1,461,721
St. Paul Travelers Companies Inc. (a)	316,285	14,099,985
StanCorp Financial Group Inc.	20,219	1,029,349

		55,630,784

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

INTERNET (1.19%)
Amazon.com Inc. (a) (b)	125,426	$4,851,478
Check Point Software Technologies Ltd. (b)	59,355	1,043,461
Google Inc. Class A (b)	24,365	10,216,975

		16,111,914

IRON & STEEL (0.72%)
Nucor Corp.	169,513	9,196,080
Steel Dynamics Inc. (a)	8,539	561,354

		9,757,434

LEISURE TIME (1.24%)
Brunswick Corp.	52,776	1,754,802
Harley-Davidson Inc.	1,414	77,615
Polaris Industries Inc. (a)	27,388	1,185,900
Royal Caribbean Cruises Ltd. (a)	357,708	13,682,331
Sabre Holdings Corp.	54	1,188

		16,701,836

LODGING (0.14%)
Choice Hotels International Inc. (a)	30,633	1,856,360

		1,856,360

MACHINERY (0.69%)
Cummins Inc. (a)	56,105	6,858,836
Graco Inc. (a)	53,334	2,452,297

		9,311,133

MANUFACTURING (3.71%)
Eaton Corp.	10,533	794,188
General Electric Co.	890,833	29,361,856
Illinois Tool Works Inc.	1,832	87,020
Ingersoll-Rand Co. Class A	24,308	1,039,896
Parker Hannifin Corp. (a)	27,027	2,097,295
3M Co.	206,000	16,638,620

		50,018,875

MEDIA (1.84%)
CBS Corp. Class B (a)	90,211	2,440,208
Comcast Corp. Class A (a) (b)	358,829	11,748,062
Comcast Corp. Class A Special (a) (b)	10,673	349,861
DIRECTV Group Inc. (The) (b)	12,084	199,386
EchoStar Communications Corp. (a) (b)	99,671	3,070,864
Gannett Co. Inc. (a)	24,795	1,386,784
Tribune Co. (a)	102,860	3,335,750
Viacom Inc. Class B (b)	65,639	2,352,502

		24,883,417

Security	Shares	Value

COMMON STOCKS (Cont.)

MINING (0.79%)
Freeport-McMoRan Copper & Gold Inc.	22,483	$1,245,783
Phelps Dodge Corp.	113,992	9,365,583

		10,611,366

OIL & GAS (10.29%)
Anadarko Petroleum Corp. (a)	170,986	8,154,322
Chevron Corp.	66,367	4,118,736
ConocoPhillips	419,567	27,494,226
Devon Energy Corp. (a)	197,942	11,957,676
Exxon Mobil Corp.	552,713	33,908,943
Helmerich & Payne Inc.	3,461	208,560
Marathon Oil Corp.	115,827	9,648,389
Nabors Industries Ltd. (a) (b)	157,395	5,318,377
Occidental Petroleum Corp.	128,730	13,201,262
Patterson-UTI Energy Inc. (a)	183,060	5,182,429
Tesoro Corp. (a)	10,081	749,623
Unit Corp. (a) (b)	18,920	1,076,359
Valero Energy Corp.	268,762	17,878,048

		138,896,950

OIL & GAS SERVICES (0.61%)
BJ Services Co. (a)	205,276	7,648,584
Tidewater Inc.	11,542	567,866

		8,216,450

PHARMACEUTICALS (5.49%)
Abbott Laboratories	105,461	4,599,154
Barr Pharmaceuticals Inc. (a) (b)	98,775	4,710,580
Forest Laboratories Inc. (b)	16,747	647,941
Gilead Sciences Inc. (a) (b)	307,499	18,191,641
King Pharmaceuticals Inc. (a) (b)	164,236	2,792,012
Kos Pharmaceuticals Inc. (b)	3,288	123,695
Merck & Co. Inc.	258,123	9,403,421
Pfizer Inc.	1,106,300	25,964,861
Sepracor Inc. (a) (b)	1,553	88,738
Wyeth	168,585	7,486,860

		74,008,903

REAL ESTATE INVESTMENT TRUSTS (0.39%)
American Financial Realty Trust	25,161	243,559
CBL & Associates Properties Inc. (a)	4,973	193,599
Health Care Property Investors Inc. (a)	31,597	844,904
Hospitality Properties Trust (a)	6,529	286,754
Host Hotels & Resorts Inc. (a)	51,830	1,133,522
HRPT Properties Trust (a)	13,656	157,863
Mack-Cali Realty Corp. (a)	25,587	1,174,955
New Plan Excel Realty Trust Inc. (a)	20,102	496,318
Simon Property Group Inc.	9,413	780,714

		5,312,188

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

RETAIL (6.48%)
American Eagle Outfitters Inc. (a)	278,923	$9,494,539
AutoNation Inc. (a) (b)	389,006	8,340,289
Brinker International Inc.	10,264	372,583
CBRL Group Inc.	38,202	1,295,812
Claire’s Stores Inc.	43,144	1,100,603
Costco Wholesale Corp. (a)	311,938	17,821,018
Darden Restaurants Inc.	37,157	1,463,986
GameStop Corp. Class B (b)	2,031	69,562
Gap Inc. (The) (a)	130,638	2,273,101
Home Depot Inc.	613,075	21,941,954
Lowe’s Companies Inc.	7,622	462,427
Penney (J.C.) Co. Inc. (a)	9,478	639,860
Sonic Corp. (a) (b)	36,945	768,087
Staples Inc.	39,787	967,620
Wal-Mart Stores Inc.	423,069	20,379,234

		87,390,675

SAVINGS & LOANS (1.09%)
Washington Mutual Inc. (a)	323,702	14,754,337

		14,754,337

SEMICONDUCTORS (2.61%)
Advanced Micro Devices Inc. (b)	49,771	1,215,408
Analog Devices Inc.	2,394	76,943
Freescale Semiconductor Inc. Class B (b)	23,035	677,229
Lam Research Corp. (a) (b)	106,171	4,949,692
National Semiconductor Corp.	81,719	1,948,998
NVIDIA Corp. (a) (b)	231,868	4,936,470
QLogic Corp. (b)	126,646	2,183,377
Texas Instruments Inc. (a)	635,207	19,240,420

		35,228,537

SOFTWARE (4.14%)
Autodesk Inc. (a) (b)	254,159	8,758,319
Fiserv Inc. (a) (b)	76,127	3,453,121
Global Payments Inc.	968	46,996
Intuit Inc. (a) (b)	81,949	4,948,900
Microsoft Corp.	1,661,406	38,710,760

		55,918,096

TELECOMMUNICATIONS (7.36%)
ADTRAN Inc.	19,612	439,897
AT&T Inc.	203,517	5,676,089
CenturyTel Inc. (a)	45,785	1,700,913
Cisco Systems Inc. (b)	1,426,654	27,862,553
Motorola Inc. (a)	966,763	19,480,274
QUALCOMM Inc.	444,066	17,793,725
Verizon Communications Inc. (a)	786,355	26,335,029

		99,288,480

Security	Shares or principal	Value

COMMON STOCKS (Cont.)

TRANSPORTATION (1.75%)
Burlington Northern Santa Fe Corp. (a)	137,509	$10,897,588
C.H. Robinson Worldwide Inc.	8,852	471,812
Expeditors International Washington Inc.	2,060	115,381
Hunt (J.B.) Transport Services Inc. (a)	98,324	2,449,251
Norfolk Southern Corp.	39,222	2,087,395
Overseas Shipholding Group Inc. (a)	18,337	1,084,634
Ryder System Inc. (a)	99,077	5,789,069
Teekay Shipping Corp.	18,474	772,952

		23,668,082

TOTAL COMMON STOCKS
(Cost: $1,260,916,766)		1,361,220,345

SHORT-TERM INVESTMENTS (11.65%)

CERTIFICATES OF DEPOSIT (c) (0.32%)
Credit Suisse First Boston NY
5.28%, 04/23/07	$138,501	138,501
Fortis Bank NY
4.43%, 07/20/06	346,093	346,093
Societe Generale
5.33%, 12/08/06	1,385,009	1,385,009
Toronto-Dominion Bank
3.94%, 07/10/06	692,505	692,505
Washington Mutual Bank
5.28%, 08/07/06	692,512	692,512
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,108,008	1,108,008

		4,362,628

COMMERCIAL PAPER (c) (2.44%)
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06 (d)	3,866,641	3,844,917
ASAP Funding Ltd.
5.21%, 08/08/06 (d)	664,805	661,341
Barton Capital Corp.
5.29%, 08/01/06 (d)	1,323,917	1,318,275
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06 (d)	526,304	525,064
CC USA Inc.
5.03%, 10/24/06 (d)	277,002	272,628
Chariot Funding LLC
5.30%, 07/28/06 (d)	1,043,397	1,039,557
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06 (d)	3,038,226	3,037,365
Curzon Funding LLC
5.30%, 07/31/06 (d)	1,385,009	1,379,300

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Edison Asset Securitization LLC
5.22%, 12/11/06 (d)	$1,021,749	$997,896
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06 (d)	2,931,705	2,921,423
Five Finance Inc.
5.19%, 12/01/06 (d)	623,254	609,686
General Electric Capital Services Inc.
5.22%, 12/11/06	138,501	135,268
Govco Inc.
5.22%, 08/03/06 (d)	1,385,009	1,378,784
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06 (d)	470,903	463,605
Jupiter Securitization Corp.
5.29%, 07/27/06 (d)	346,252	345,031
Kitty Hawk Funding Corp.
5.24%, 07/20/06 (d)	1,273,932	1,270,779
Landale Funding LLC
5.30%, 08/15/06 (d)	1,523,510	1,513,866
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06 (d)	2,144,410	2,128,097
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06 (d)	1,398,859	1,394,754
Prudential Funding LLC
5.22%, 07/31/06	692,505	689,693
Ranger Funding Co. LLC
5.24%, 07/20/06 (d)	1,385,009	1,381,582
Regency Markets No. 1 LLC
5.10%, 07/07/06 (d)	1,622,802	1,621,882
Scaldis Capital LLC
5.30%, 07/25/06 (d)	865,728	862,924
Sydney Capital Corp.
5.10%, 07/07/06 (d)	1,515,062	1,514,203
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06 (d)	1,692,883	1,688,694

		32,996,614

MEDIUM-TERM NOTES (c) (0.28%)
Bank of America N.A.
5.28%, 04/20/07	346,252	346,252
Dorada Finance Inc.
3.93%, 07/07/06 (d)	429,353	429,352
K2 USA LLC
3.94%, 07/07/06 (d)	831,006	831,005
Marshall & Ilsley Bank
5.18%, 12/15/06	1,385,009	1,387,164

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MEDIUM-TERM NOTES (Cont.)
Sigma Finance Inc.
5.13%, 03/30/07 (d)	$484,753	$484,753
US Bank N.A.
2.85%, 11/15/06	277,002	275,116

		3,753,642

MONEY MARKET FUNDS (0.37%)
Barclays Global Investors Funds
Institutional Money Market Fund, Institutional Shares 5.20% (e) (f)	4,943,221	4,943,221

		4,943,221

REPURCHASE AGREEMENTS (c) (1.98%)

Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,771,257 (collateralized by non-U.S. Government debt securities, value $2,857,057, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$2,770,019	2,770,019

Bear Stearns Companies (The) Inc. Repurchase Agreement, 5.37%, due 7/3/06, maturity value $2,078,444 (collateralized by non-U.S. Government debt securities, value $2,288,452, 2.12% to 6.47%, 11/25/34 to 12/25/42).	2,077,514	2,077,514

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,771,257 (collateralized by non-U.S. Government debt securities, value $2,845,197, 5.36% to 6.00%, 12/25/35 to 12/25/42).	2,770,019	2,770,019

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,464,070 (collateralized by non-U.S. Government debt securities, value $3,874,995, 0.00% to 10.00%, 6/1/28 to 12/15/35).	3,462,523	3,462,523

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $831,384 (collateralized by non-U.S. Government debt securities, value $940,733, 0.00% to 10.00%, 9/10/34 to 5/9/36).	831,006	831,006

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,385,628 (collateralized by non-U.S. Government debt securities, value $1,414,659, 5.22% to 5.42%, 7/3/06).	$1,385,009	$1,385,009

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $2,217,024 (collateralized by non-U.S. Government debt securities, value $2,330,027, 0.00% to 10.00%, 1/1/10 to 6/6/16).	2,216,015	2,216,015

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,385,628 (collateralized by non-U.S. Government debt securities, value $1,428,557, 6.38% to 8.49%, 1/7/09 to 2/23/36).	1,385,009	1,385,009

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,385,628 (collateralized by non-U.S. Government debt securities, value $1,428,575, 0.07% to 7.75%, 2/22/11 to 12/15/42).	1,385,009	1,385,009

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,771,257 (collateralized by non-U.S. Government debt securities, value $2,912,564, 0.00% to 8.57%, 6/25/23 to 4/25/46).	2,770,019	2,770,019

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,385,628 (collateralized by non-U.S. Government debt securities, value $1,457,528, 3.79% to 7.22%, 5/15/07 to 3/15/42).	1,385,009	1,385,009

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $484,974 (collateralized by non-U.S. Government debt securities, value $513,161, 0.00% to 10.00%, 7/3/06 to 6/30/36).	484,753	484,753

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,019,811 (collateralized by non-U.S. Government debt securities, value $1,026,321, 0.00% to 10.00%, 7/3/06 to 6/30/36). (g)	$969,507	$969,507

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $2,771,262 (collateralized by non-U.S. Government debt securities, value $2,912,534, 0.00% to 10.00%, 1/1/10 to 5/6/16).	2,770,019	2,770,019

		26,661,430

TIME DEPOSITS (c) (0.96%)
ABN Amro Bank NV
5.30%, 07/03/06	1,385,009	1,385,009
KBC Bank NV
5.32%, 07/03/06	4,155,028	4,155,028
Societe Generale
5.32%, 07/03/06	3,462,523	3,462,523
UBS AG
5.25% - 5.34%, 07/03/06	3,993,107	3,993,107

		12,995,667

U.S. TREASURY OBLIGATIONS (0.02%)
U.S. Treasury Bill
4.73% (h), 09/21/06 (i)	300,000	296,811

		296,811

VARIABLE & FLOATING RATE NOTES (c) (5.28%)
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07 (d)	3,545,624	3,546,122
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07	1,038,757	1,038,750
American Express Centurion Bank
5.34%, 07/19/07	1,523,510	1,525,330
American Express Credit Corp.
5.23%, 07/05/07	415,503	415,778
ASIF Global Financing
5.17%, 05/03/07 (d)	138,501	138,566
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07 (d)	900,256	900,256
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07 (d)	2,354,516	2,354,501

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
BMW US Capital LLC
5.20%, 07/13/07 (d)	$1,385,009	$1,385,009
BNP Paribas
5.14%, 05/18/07 (d)	2,562,267	2,562,267
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07 (d)	1,011,057	1,011,057
Commodore CDO Ltd.
5.38%, 06/12/07 (d)	346,252	346,252
Credit Agricole SA
5.31%, 07/23/07	1,385,009	1,385,009
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07 (d)	1,385,009	1,385,009
DEPFA Bank PLC
5.37%, 06/15/07	1,385,009	1,385,009
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07 (d)	1,592,761	1,592,887
Eli Lilly Services Inc.
5.08%, 06/29/07 (d)	1,385,009	1,385,009
Fifth Third Bancorp
5.28%, 06/22/07 (d)	2,770,019	2,770,019
First Tennessee Bank N.A.
5.21%, 08/25/06	415,503	415,508
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07 (d)	1,038,757	1,038,662
General Electric Capital Corp.
5.25%, 04/09/07	623,254	623,594
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07	2,077,514	2,077,901
HBOS Treasury Services PLC
5.53%, 04/24/07 (d)	1,385,009	1,385,009
JP Morgan Chase & Co.
5.12%, 07/02/07	1,038,757	1,038,757
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07 (d)	2,077,514	2,077,459
Leafs LLC
5.27%, 01/22/07 - 02/20/07 (d)	1,447,361	1,447,361
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	1,731,262	1,730,699
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07 (d)	1,523,510	1,523,378
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (d)	673,101	673,101

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Marshall & Ilsley Bank
5.18%, 07/13/07	$761,755	$761,755
Metropolitan Life Global Funding I
5.15%, 07/06/07 (d)	2,077,514	2,077,514
Mortgage Interest Networking Trust
5.54%, 08/25/06 (d)	174,511	174,570
Mound Financing PLC
5.11%, 05/08/07 (d)	1,301,909	1,301,909
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07 (d)	1,385,009	1,384,929
National City Bank of Indiana
5.17%, 05/21/07	692,505	692,556
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07 (d)	3,739,525	3,739,630
Newcastle Ltd.
5.34%, 04/24/07 (d)	488,216	488,099
Northern Rock PLC
5.17%, 05/03/07 (d)	1,662,011	1,662,052
Principal Life Global Funding I
5.63%, 02/08/07	623,254	625,012
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07 (d)	1,038,757	1,038,702
Sigma Finance Inc.
5.51%, 06/18/07 (d)	1,135,708	1,135,708
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07 (d)	1,385,009	1,385,009
Strips III LLC
5.37%, 07/24/06 (d)	323,770	323,770
SunTrust Bank
5.08%, 05/01/07	1,385,009	1,385,080
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07 (d)	2,617,668	2,617,388
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06 (d)	1,939,013	1,939,013
US Bank N.A.
5.28%, 09/29/06	623,254	623,215
Wachovia Asset Securitization Inc.
5.31%, 07/25/06 (d)	2,217,124	2,217,124
Wachovia Bank N.A.
5.36%, 05/22/07	2,770,019	2,770,019
Wells Fargo & Co.
5.19%, 07/13/07 (d)	692,505	692,550
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07 (d)	1,246,508	1,246,495

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07 (d)	$1,369,774	$1,365,270
Wind Master Trust
5.32%, 08/25/06 - 09/25/06 (d)	467,773	467,773

		71,273,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $157,283,326)		157,283,414

TOTAL INVESTMENTS IN SECURITIES (112.53%)
(Cost: $1,418,200,092)		1,518,503,759

OTHER ASSETS, LESS LIABILITIES (-12.53%)		(169,107,820)

NET ASSETS (100.00%)		$1,349,395,939

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized appreciation

S&P 500 Index (09/15/06)	16	$5,117,600	$47,378

			$47,378

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (27.85%)

AEROSPACE & DEFENSE (0.05%)
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$481,250

		481,250

AGRICULTURE (0.05%)
Reynolds American Inc.
7.30%, 07/15/15 (a)	500,000	484,375

		484,375

APPAREL (0.05%)
Levi Strauss & Co.
9.75%, 01/15/15	500,000	500,000

		500,000

AUTO MANUFACTURERS (0.31%)
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07	2,000,000	1,977,480
4.75%, 01/15/08	1,000,000	983,649

		2,961,129

BANKS (1.47%)
Bank of America Corp.
7.80%, 02/15/10	4,500,000	4,805,208
HSBC Bank USA N.A.
5.88%, 11/01/34	3,000,000	2,740,344
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,897,574
Wachovia Corp.
5.50%, 08/01/35	3,000,000	2,638,425
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,162,615

		14,244,166

BIOTECHNOLOGY (0.14%)
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,373,706

		1,373,706

BUILDING MATERIALS (0.02%)
Ainsworth Lumber Co. Ltd.
7.25%, 10/01/12	250,000	205,000

		205,000

CHEMICALS (0.03%)
PolyOne Corp.
8.88%, 05/01/12	250,000	250,937

		250,937

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

COMMERCIAL SERVICES (0.63%)
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
7.63%, 05/15/14 (a)	$250,000	$242,500
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,035,936
7.38%, 01/15/13	1,000,000	1,094,120
United Rentals North America Inc.
6.50%, 02/15/12	250,000	236,250
7.00%, 02/15/14	250,000	228,437
Williams Scotsman Inc.
8.50%, 10/01/15 (a)	250,000	246,875

		6,084,118

COMPUTERS (0.08%)
Sungard Data Systems Inc.
9.13%, 08/15/13 (a)	250,000	259,375
10.25%, 08/15/15 (a)	250,000	258,437
Unisys Corp.
8.00%, 10/15/12	250,000	232,500

		750,312

DIVERSIFIED FINANCIAL SERVICES (5.82%)
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,810,118
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,291,168
CIT Group Funding Company of Canada
4.65%, 07/01/10	2,150,000	2,061,583
CIT Group Inc.
5.26%, 02/21/08	1,250,000	1,250,171
5.75%, 09/25/07	5,000,000	4,997,170
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	255,000
General Electric Capital Corp.
3.45%, 07/16/07	6,000,000	5,870,280
6.75%, 03/15/32	3,000,000	3,202,272
General Motors Acceptance Corp.
6.88%, 09/15/11	1,000,000	954,160
7.25%, 03/02/11	500,000	484,754
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	1,994,876
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,874,225
5.13%, 01/15/15	1,500,000	1,402,318
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,932,838
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	952,558

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	$1,000,000	$924,519
5.00%, 01/14/11	3,000,000	2,905,989
Merrill Lynch & Co. Inc.
5.20%, 10/19/07	8,000,000	8,012,896
Residential Capital Corp.
6.00%, 02/22/11	5,000,000	4,844,875
6.38%, 06/30/10	2,200,000	2,170,060
SLM Corp.
5.63%, 04/10/07	1,000	999
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	250,000	249,375

		56,442,204

ELECTRIC (2.41%)
CMS Energy Corp.
7.75%, 08/01/10	500,000	507,500
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	909,735
5.88%, 02/01/33	3,500,000	3,225,187
Constellation Energy Group Inc.
7.60%, 04/01/32	1,250,000	1,362,641
Mirant North America LLC
7.38%, 12/31/13 (a)	750,000	723,750
Northern States Power
5.25%, 07/15/35	2,500,000	2,152,430
NRG Energy Inc.
7.25%, 02/01/14	250,000	243,750
7.38%, 02/01/16	500,000	487,500
Pacific Gas & Electric Corp.
4.80%, 03/01/14	2,500,000	2,329,635
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,386,416
8.63%, 04/15/31	700,000	856,878
Reliant Energy Inc.
6.75%, 12/15/14	250,000	230,000
Sierra Pacific Resources
6.75%, 08/15/17	750,000	708,616
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,209,458
TXU Corp.
5.55%, 11/15/14	250,000	226,754
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,758,682

		23,318,932

ELECTRONICS (0.13%)
Midwest Generation LLC
8.75%, 05/01/34	750,000	795,000

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

ELECTRONICS (Cont.)
Sanmina-SCI Corp.
6.75%, 03/01/13 (b)	$250,000	$233,125
8.13%, 03/01/16	250,000	243,750

		1,271,875

ENTERTAINMENT (0.21%)
AMC Entertainment Inc.
8.00%, 03/01/14	250,000	229,062
11.00%, 02/01/16	500,000	535,000
Gaylord Entertainment Co.
8.00%, 11/15/13	1,000,000	998,750
Six Flags Inc.
9.75%, 04/15/13	250,000	229,687

		1,992,499

ENVIRONMENTAL CONTROL (0.47%)
Allied Waste North America
7.25%, 03/15/15	250,000	238,750
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,764,545
7.13%, 10/01/07	1,543,000	1,564,719

		4,568,014

FOOD (0.49%)
Dean Foods Co.
7.00%, 06/01/16	500,000	483,750
Delhaize America Inc.
8.13%, 04/15/11	1,250,000	1,314,605
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,965,797

		4,764,152

FOREST PRODUCTS & PAPER (0.20%)
Bowater Canada Finance
7.95%, 11/15/11	250,000	237,500
Domtar Inc.
7.88%, 10/15/11	250,000	235,000
Georgia-Pacific Corp.
7.70%, 06/15/15	250,000	238,750
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,265,525

		1,976,775

HEALTH CARE-PRODUCTS (0.02%)
CDRV Investors Inc.
9.63%, 01/01/15	250,000	168,750

		168,750

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

HEALTH CARE-SERVICES (1.15%)
HCA Inc.
5.75%, 03/15/14	$500,000	$447,095
6.25%, 02/15/13	250,000	233,442
Res-Care Inc.
7.75%, 10/15/13	250,000	248,125
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,529,472
5.80%, 03/15/36	2,400,000	2,148,221
WellPoint Inc.
3.75%, 12/14/07	4,680,000	4,547,355

		11,153,710

HOLDING COMPANIES-DIVERSIFIED (0.02%)
Marquee Holdings Inc.
12.00%, 08/15/14	250,000	178,437

		178,437

HOME BUILDERS (0.05%)
Standard Pacific Corp.
7.00%, 08/15/15	500,000	443,750

		443,750

HOUSEHOLD PRODUCTS & WARES (0.54%)
Clorox Co. (The)
5.44%, 12/14/07	5,250,000	5,255,833

		5,255,833

INSURANCE (2.51%)
Allstate Financial Global Funding
2.50%, 06/20/08 (a)	4,970,000	4,685,636
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,382,395
ASIF Global Financing XVII
3.85%, 11/26/07 (a)	6,500,000	6,346,210
Berkshire Hathaway Finance Corp.
5.08%, 01/11/08	1,400,000	1,401,424
Fairfax Financial Holdings Ltd.
7.75%, 04/26/12	250,000	217,500
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,004,780
Markel Corp.
7.35%, 08/15/34	1,000,000	976,807
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,351,023

		24,365,775

LEISURE TIME (0.05%)
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	500,000	495,464

		495,464

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

LODGING (0.56%)
Hilton Hotels Corp.
7.63%, 12/01/12	$500,000	$515,414
Marriott International Inc.
4.63%, 06/15/12	750,000	691,916
5.81%, 11/10/15	3,530,000	3,404,064
MGM Mirage
8.50%, 09/15/10	750,000	779,062

		5,390,456

MACHINERY (0.06%)
Case Corp.
7.25%, 01/15/16	250,000	236,250
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	352,625

		588,875

MEDIA (0.72%)
CCH I LLC
11.00%, 10/01/15	500,000	437,500
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, 11/15/13	500,000	487,500
CMP Susquehanna Corp.
9.88%, 05/15/14 (a)	250,000	232,500
Comcast Corp.
6.45%, 03/15/37	3,000,000	2,817,855
CSC Holdings Inc.
7.63%, 04/01/11	500,000	500,000
Dex Media East LLC
12.13%, 11/15/12	325,000	364,813
DirecTV Holdings LLC
6.38%, 06/15/15	750,000	691,875
Echostar DBS Corp.
6.38%, 10/01/11	500,000	478,750
Liberty Media Corp.
8.25%, 02/01/30	250,000	239,285
NTL Cable PLC
8.75%, 04/15/04	500,000	496,250
PRIMEDIA Inc.
8.88%, 05/15/11 (b)	250,000	240,000

		6,986,328

OFFICE & BUSINESS EQUIPMENT (0.05%)
Xerox Corp.
6.88%, 08/15/11	250,000	248,438
7.20%, 04/01/16	250,000	250,625

		499,063

OIL & GAS (1.32%)
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,574,827

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

OIL & GAS (Cont.)
Chesapeake Energy Corp.
6.50%, 08/15/17	$250,000	$228,125
6.88%, 01/15/16	500,000	472,500
Devon Financing Corp. ULC
7.88%, 09/30/31	700,000	799,375
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	1,750,000	1,603,355
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,916,094
5.75%, 03/01/35	1,500,000	1,272,531
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	250,000	238,750
Mariner Energy Inc.
7.50%, 04/15/13 (a)	250,000	240,625
Parker Drilling Co.
9.63%, 10/01/13	500,000	542,500
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,040,000
Range Resources Corp.
7.50%, 05/15/16	250,000	246,875
Tesoro Corp.
6.25%, 11/01/12 (a)	250,000	237,500
Valero Energy Corp.
7.50%, 04/15/32	1,250,000	1,357,134

		12,770,191

OIL & GAS SERVICES (0.06%)
Grant Prideco Inc.
6.13%, 08/15/15	100,000	93,250
Weatherford International Ltd.
5.50%, 02/15/16	500,000	476,998

		570,248

PACKAGING & CONTAINERS (0.17%)
Crown Americas Inc.
7.63%, 11/15/13 (a)	500,000	491,250
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	245,000
Stone Container Corp.
9.75%, 02/01/11	860,000	883,650

		1,619,900

PHARMACEUTICALS (0.58%)
AmerisourceBergen Corp.
5.63%, 09/15/12 (a)	1,750,000	1,671,250
5.88%, 09/15/15 (a)	250,000	235,625
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	960,000
6.13%, 01/15/15	750,000	713,034
Omnicare Inc.
6.13%, 06/01/13	250,000	231,875
6.88%, 12/15/15	250,000	237,500

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

PHARMACEUTICALS (Cont.)
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	$750,000	$673,439
Warner Chilcott Corp.
8.75%, 02/01/15	900,000	927,000

		5,649,723

PIPELINES (0.86%)
ANR Pipeline Co.
8.88%, 03/15/10	500,000	528,127
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	240,961
Copano Energy LLC
8.13%, 03/01/16 (a)	250,000	248,750
El Paso Corp.
7.80%, 08/01/31	250,000	242,813
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,597,052
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	242,500
Plains All American Pipeline LP
6.70%, 05/15/36 (a)	1,000,000	974,710
SemGroup LP
8.75%, 11/15/15 (a)	500,000	497,500
Williams Companies Inc.
7.13%, 09/01/11	500,000	500,000
8.75%, 03/15/32	250,000	271,875

		8,344,288

REAL ESTATE INVESTMENT TRUSTS (1.37%)
Duke Realty LP
5.70%, 12/22/06	4,250,000	4,253,536
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	238,125
Rouse Co. LP/TRC Co-Issuer Inc.
6.75%, 05/01/13 (a)	500,000	486,953
Simon Property Group LP
5.75%, 05/01/12	3,000,000	2,955,462
6.38%, 11/15/07	5,341,000	5,363,229

		13,297,305

RETAIL (0.83%)
Asbury Automotive Group Inc.
9.00%, 06/15/12	250,000	247,500
Denny’s Corp./Denny’s Holdings Inc.
10.00%, 10/01/12	500,000	497,500
Inergy LP
6.88%, 12/15/14	750,000	697,500
8.25%, 03/01/16	250,000	252,500
NPC International Inc.
9.50%, 05/01/14 (a)	250,000	241,875

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

RETAIL (Cont.)
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	$250,000	$271,615
7.95%, 04/01/17	250,000	279,309
Staples Inc.
7.38%, 10/01/12	740,000	790,007
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,091,734
8.88%, 04/15/11	1,550,000	1,726,300

		8,095,840

SEMICONDUCTORS (0.11%)
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	165,240
Amkor Technology Inc.
7.13%, 03/15/11	250,000	226,875
9.25%, 06/01/16	250,000	236,875
Sensata Technologies BV
8.00%, 05/01/14 (a)	500,000	482,500

		1,111,490

SOFTWARE (0.35%)
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,404,765
5.28%, 01/13/09	2,000,000	2,001,208

		3,405,973

TELECOMMUNICATIONS (3.48%)
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,268,428
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,226,024
Citizens Communications Co.
6.25%, 01/15/13	500,000	472,500
Corning Inc.
6.05%, 06/15/15	2,500,000	2,459,945
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,367,850
8.25%, 06/15/30	3,000,000	3,463,650
Dobson Communications Corp.
8.88%, 10/01/13	250,000	245,625
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,744,706
8.00%, 06/01/36	1,250,000	1,256,379
France Telecom SA
7.75%, 03/01/11	2,500,000	2,685,513
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,617,966
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,113,417

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

TELECOMMUNICATIONS (Cont.)
Nextel Partners Inc.
8.13%, 07/01/11	$3,000,000	$3,138,750
Qwest Corp.
8.88%, 03/15/12	250,000	263,750
Telecom Italia Capital SA
5.25%, 10/01/15	2,500,000	2,262,815
Verizon New York Inc.
7.38%, 04/01/32	150,000	147,867

		33,735,185

TRANSPORTATION (0.37%)
CNF Inc.
6.70%, 05/01/34	2,500,000	2,350,313
Norfolk Southern Corp.
5.59%, 05/17/25	598,000	557,082
7.25%, 02/15/31	652,000	723,953
8.63%, 05/15/10	500,000	548,468

		4,179,816

TOTAL CORPORATE BONDS & NOTES
(Cost: $281,541,658)		269,975,844

ASSET-BACKED SECURITIES (8.81%)
Aegis Asset Backed Securities Trust Series 2005-1N Class N1
4.25%, 03/25/35 (a)	133,359	133,243
Asset Backed Funding Certificates Series 2005-AQ1 Class A2
4.30%, 06/25/35	7,700,000	7,566,507
Bear Stearns Asset Backed Securities Inc. Series 2006-EC1 Class M2
5.75%, 12/25/35	2,500,000	2,506,554
Bear Stearns Asset Backed Securities NIM Series 2005-FR1 Class A1
5.00%, 06/25/35 (a)	518,195	516,368
Bear Stearns Asset Backed Securities NIM Series 2005-HE9N Class A1
5.50%, 10/25/35 (a)	1,860,289	1,857,212
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	2,245,589	2,224,186
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,383,251
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.38%, 06/28/16 (c)	6,000,000	6,000,000

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

ASSET-BACKED SECURITIES (Cont.)
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31 (a)	$13,000,000	$12,904,762
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.34%, 07/25/36 (c)	6,200,000	6,200,000
First Franklin NIM Trust Series 2005-FFH2 Class B
6.00%, 04/27/35 (a)	3,903,691	3,881,995
Home Equity Asset Trust Series 2006-2 Class M2
5.72%, 05/25/36 (a)	6,000,000	6,019,613
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.72%, 01/25/36	2,558,000	2,566,259
Long Beach Asset Holdings Corp. Series 2005-1 Class N1
4.12%, 02/25/35 (a)	264,677	264,331
MASTR ABS NIM Trust Series 2004-CIass N1
5.50%, 04/26/34 (a) (c)	335,023	334,185
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.53%, 06/25/36 (c)	2,200,000	2,200,000
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M2
5.56%, 06/25/36 (c)	2,450,000	2,450,000
New Century Home Equity Loan Trust Series 2005-2 Class A2MZ
5.58%, 06/25/35	8,510,597	8,522,782
Novastar Home Equity Loan Series 2006-2 Class M1
5.47%, 06/25/36 (c)	4,000,000	4,000,000
Novastar NIM Trust Series 2004-N3
3.97%, 03/25/35 (a)	439,512	438,510
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35 (a)	1,500,042	1,496,757
Sasco Net Interest Margin Trust Series 2005-WF1A Class A
4.75%, 02/27/35 (a)	1,906,074	1,899,963
Structured Asset Investment Loan Trust Series 2005-HE3 Class M3
5.85%, 09/25/35	4,000,000	4,023,736

TOTAL ASSET-BACKED SECURITIES
(Cost: $85,459,838)		85,390,214

COLLATERALIZED MORTGAGE OBLIGATIONS (19.79%)

MORTGAGE-BACKED SECURITIES (19.79%)
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
5.28%, 05/25/35	2,765,614	2,767,632

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	$3,639,580	$3,470,114
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.37%, 11/11/35 (a)	88,104,017	3,066,311
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	6,874,883
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.62%, 07/16/34 (a)	101,705,284	2,266,136
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.39%, 04/15/17 (a)	9,000,000	9,001,101
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class MOA1
5.38%, 03/15/20 (a)	6,000,000	6,000,872
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	5,453,884	5,453,125
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	14,100,886	14,102,087
Countrywide Alternative Loan Trust Series 2006-7CB Class 1A9
6.00%, 05/25/36	9,671,879	9,666,907
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36	7,734,671	7,732,265
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
6.99%, 07/25/46 (c)	9,265,656	9,506,852
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.65%, 06/20/36	14,973,896	14,900,047
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,737,285	4,501,904
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.10%, 05/15/36 (a)	229,388,050	3,466,971

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36 (a)	$3,000,000	$2,942,843
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.58%, 10/12/37 (a)	237,645,972	10,181,538
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,875,508
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-FL1A Class H
5.95%, 02/15/20 (a)	2,000,000	1,999,388
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,783,395
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.49%, 02/15/37 (a)	120,065,302	3,374,723
Master Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,583,584	2,500,183
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.70%, 11/25/34	296,439	297,695
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 03/25/36	9,881,346	9,896,981
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.58%, 04/25/36	3,360,720	3,362,553
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,913,425
Morgan Stanley Capital I Series 2003-T11 Class X1
0.20%, 06/13/41 (a)	575,405,152	7,006,651
Opteum NIM Trust Series 2005-1
6.00%, 02/25/35 (a)	956,196	954,864
Option One Mortgage Loan Trust Series 2002-2 Class M2
6.47%, 06/25/32	747,885	748,425
Park Place Securities Inc. Series 2004-MHQ1 Class A3
5.68%, 01/25/33	1,109,315	1,110,587
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36	4,342,107	4,342,559

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	$2,083,762	$1,944,463
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.46%, 12/15/44	10,000,000	9,725,782
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.70%, 10/15/17 (a)	5,000,000	5,000,319
5.75%, 10/15/17 (a)	5,000,000	5,000,634
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	2,183,638	2,038,972

		191,778,695

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $193,438,240)		191,778,695

FOREIGN GOVERNMENT BONDS & NOTES (d) (0.28%)
United Mexican States
7.50%, 04/08/33	1,000,000	1,062,500
8.38%, 01/14/11	1,500,000	1,635,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,874,926)		2,697,500

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (42.35%)

MORTGAGE-BACKED SECURITIES (34.64%)
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	7,230,203	6,838,647
5.00%, 07/01/21 (e)	15,000,000	14,432,820
5.00%, 12/15/34	2,690,210	322,229
5.40%, 04/15/28	4,333,256	4,333,559
5.50%, 03/15/20	2,593,241	128,721
5.50%, 05/15/24	9,962,206	887,667
5.50%, 03/15/25	3,838,424	360,369
5.50%, 05/15/29	7,731,018	941,291
5.50%, 10/01/32	17,070,348	16,465,223
5.50%, 05/01/34	88,452	85,182
5.50%, 10/01/34	677,410	652,364
5.88%, 05/15/16	12,805,354	12,762,400
6.00%, 07/01/36 (e)	39,000,000	38,390,625
6.50%, 07/01/36 (e)	10,000,000	10,056,250
Federal National Mortgage Association
4.50%, 05/01/18	5,059,074	4,792,919
4.50%, 07/01/18	7,859,786	7,446,286

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
4.50%, 11/01/18	$5,209,451	$4,935,385
4.57%, 06/01/35	8,336,784	8,094,795
5.00%, 01/01/18	1,609,963	1,554,101
5.00%, 09/01/18	9,740,668	9,402,238
5.00%, 12/01/18	815,295	786,968
5.00%, 01/01/19	716,247	691,362
5.00%, 06/01/19	1,583,650	1,528,089
5.00%, 08/01/19	879,730	848,579
5.00%, 09/01/19	707,896	682,829
5.00%, 11/01/19	1,654,593	1,596,005
5.00%, 01/01/20	825,858	795,631
5.00%, 05/01/20	8,465,590	8,155,745
5.00%, 06/01/20	786,233	757,457
5.00%, 11/01/33	57,062,493	53,598,881
5.00%, 12/01/33	18,319,722	17,207,741
5.00%, 03/01/34	9,132,370	8,578,048
5.00%, 09/01/35	449,961	420,882
5.00%, 07/01/36 (e)	4,000,000	3,738,752
5.03%, 07/01/35	3,410,274	3,314,187
5.23%, 05/01/35	2,636,140	2,576,656
5.50%, 09/01/19	5,693,703	5,593,452
5.50%, 10/01/19	4,282,090	4,206,694
5.50%, 07/01/33	35,247,950	34,003,712
5.50%, 01/01/34	7,940,929	7,660,618
5.50%, 03/01/35	1,378,125	1,324,616
5.50%, 07/01/36 (e)	10,000,000	9,603,120
6.00%, 03/01/33	688,894	680,154
6.00%, 08/01/34	677,864	668,527
7.00%, 07/01/35	998,335	1,021,462
7.00%, 01/01/36	1,874,890	1,918,090
7.00%, 02/01/36	1,897,331	1,941,049
7.00%, 03/01/36	3,716,375	3,802,007
7.00%, 04/01/36	638,592	653,307
Government National Mortgage Association
5.50%, 07/01/36 (e)	15,000,000	14,535,930

		335,773,621

U.S. GOVERNMENT SECURITIES (7.71%)
U.S. Treasury Bonds
5.38%, 02/15/31 (b)	34,050,000	34,637,907
6.13%, 08/15/29 (b)	7,800,000	8,672,625
U.S. Treasury Inflation Indexed Bond
1.88%, 07/15/15	22,777,920	21,613,217
U.S. Treasury Notes
2.63%, 05/15/08 (f)	398,000	380,043
3.13%, 04/15/09 (f)	605,000	573,852
4.00%, 02/15/14 (b) (f)	9,500,000	8,825,348

		74,702,992

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $425,051,298)		410,476,613

Security	Principal	Value

SHORT-TERM INVESTMENTS (14.39%)

CERTIFICATES OF DEPOSIT (g) (0.15%)
Credit Suisse First Boston NY
5.28%, 04/23/07	$44,895	$44,895
Fortis Bank NY
4.43%, 07/20/06	112,186	112,186
Societe Generale
5.33%, 12/08/06	448,952	448,952
Toronto-Dominion Bank
3.94%, 07/10/06	224,476	224,476
Washington Mutual Bank
5.28%, 08/07/06	224,476	224,476
Wells Fargo Bank N.A.
4.78%, 12/05/06	359,162	359,162

		1,414,147

COMMERCIAL PAPER (g) (1.10%)
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06 (a)	1,253,375	1,246,340
ASAP Funding Ltd.
5.21%, 08/08/06 (a)	215,497	214,374
Barton Capital Corp.
5.29%, 08/01/06 (a)	429,149	427,320
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06 (a)	170,602	170,200
CC USA Inc.
5.03%, 10/24/06 (a)	89,790	88,373
Chariot Funding LLC
5.30%, 07/28/06 (a)	338,218	336,973
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06 (a)	984,844	984,565
Curzon Funding LLC
5.30%, 07/31/06 (a)	448,952	447,101
Edison Asset Securitization LLC
5.22%, 12/11/06 (a)	331,201	323,469
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06 (a)	950,315	946,982
Five Finance Inc.
5.19%, 12/01/06 (a)	202,028	197,630
General Electric Capital Services Inc.
5.22%, 12/11/06	44,895	43,847
Govco Inc.
5.22%, 08/03/06 (a)	448,952	446,934
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06 (a)	152,644	150,278
Jupiter Securitization Corp.
5.29%, 07/27/06 (a)	112,238	111,842
Kitty Hawk Funding Corp.
5.24%, 07/20/06 (a)	412,946	411,924

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Landale Funding LLC
5.30%, 08/15/06 (a)	$493,847	$490,721
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06 (a)	695,112	689,824
Lockhart Funding LLC
5.23% - 5.28%, 07/19/06 - 08/04/06 (a)	453,442	452,111
Prudential Funding LLC
5.22%, 07/31/06	224,476	223,565
Ranger Funding Co. LLC
5.24%, 07/20/06 (a)	448,952	447,841
Regency Markets No. 1 LLC
5.10%, 07/07/06 (a)	526,033	525,735
Scaldis Capital LLC
5.30%, 07/25/06 (a)	280,626	279,718
Sydney Capital Corp.
5.10%, 07/07/06 (a)	491,109	490,830
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06 (a)	548,750	547,392

		10,695,889

MEDIUM-TERM NOTES (g) (0.13%)
Bank of America N.A.
5.28%, 04/20/07	112,238	112,238
Dorada Finance Inc.
3.93%, 07/07/06 (a)	139,175	139,175
K2 USA LLC
3.94%, 07/07/06 (a)	269,371	269,371
Marshall & Ilsley Bank
5.18%, 12/15/06	448,952	449,650
Sigma Finance Inc.
5.13%, 03/30/07 (a)	157,133	157,133
US Bank N.A.
2.85%, 11/15/06	89,790	89,179

		1,216,746

MONEY MARKET FUNDS (9.16%)

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20% (h) (i)	88,814,596	88,814,596

		88,814,596

REPURCHASE AGREEMENTS (g) (0.89%)

Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $898,305 (collateralized by non-U.S. Government debt securities, value $926,118, 4.88% to 7.38%, 9/15/06 to 2/15/17).	897,904	897,904

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $673,730 (collateralized by non-U.S. Government debt securities, value $741,804, 2.12% to 6.47%, 11/25/34 to 12/25/42).	$673,428	$673,428

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,122,882 (collateralized by non-U.S. Government debt securities, value $1,256,083, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,122,380	1,122,380

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $898,305 (collateralized by non-U.S. Government debt securities, value $922,273, 5.36% to 6.00%, 12/25/35 to 12/25/42).	897,904	897,904

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $269,494 (collateralized by non-U.S. Government debt securities, value $304,939, 0.00% to 10.00%, 9/10/34 to 5/9/36).	269,371	269,371

Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $449,153 (collateralized by non-U.S. Government debt securities, value $458,563, 5.22% to 5.42%, 7/3/06).	448,952	448,952

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $718,650 (collateralized by non-U.S. Government debt securities, value $755,280, 0.00% to 10.00%, 1/1/10 to 6/6/16).	718,323	718,323

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $449,153 (collateralized by non-U.S. Government debt securities, value $463,068, 6.38% to 8.49%, 1/7/09 to 2/23/36).	448,952	448,952

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $449,153 (collateralized by non-U.S. Government debt securities, value $463,074, 0.07% to 7.75%, 2/22/11 to 12/15/45).	$448,952	$448,952

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $898,305 (collateralized by non-U.S. Government debt securities, value $944,110, 0.00% to 8.57%, 6/25/23 to 4/25/46).	897,904	897,904

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $449,153 (collateralized by non-U.S. Government debt securities, value $472,459, 3.79% to 7.22%, 5/15/07 to 3/15/42).	448,952	448,952

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $157,205 (collateralized by non-U.S. Government debt securities, value $166,342, 0.00% to 10.00%, 7/3/06 to 6/30/36).	157,133	157,133

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $330,572 (collateralized by non-U.S. Government debt securities, value $332,683, 0.00% to 10.00%, 7/3/06 to 6/30/36). (j)	314,266	314,266

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $898,307 (collateralized by non-U.S. Government debt securities, value $944,100, 0.00% to 10.00%, 1/1/10 to 5/6/16).	897,904	897,904

		8,642,325

TIME DEPOSITS (g) (0.44%)
ABN Amro Bank NV
5.30%, 07/03/06	448,952	448,952
KBC Bank NV
5.32%, 07/03/06	1,346,856	1,346,856

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (Cont.)
Societe Generale
5.32%, 07/03/06	$1,122,380	$1,122,380
UBS AG
5.25% - 5.34%, 07/03/06	1,294,369	1,294,369

		4,212,557

VARIABLE & FLOATING RATE NOTES (2.52%)
Allstate Life Global Funding II
5.11% - 5.35%, 05/04/07 - 07/27/07 (a) (g)	1,149,317	1,149,479
American Express Bank
5.21% - 5.31%, 07/19/06 - 02/28/07 (g)	336,714	336,712
American Express Centurion Bank
5.34%, 07/19/07 (g)	493,847	494,437
American Express Credit Corp.
5.23%, 07/05/07 (g)	134,686	134,775
ASIF Global Financing
5.17%, 05/03/07 (a) (g)	44,895	44,916
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07 (a) (g)	291,819	291,819
Beta Finance Inc.
5.03% - 5.41%, 04/25/07 - 07/17/07 (a) (g)	763,218	763,214
BMW US Capital LLC
5.20%, 07/13/07 (a) (g)	448,952	448,952
BNP Paribas
5.14%, 05/18/07 (a) (g)	830,561	830,561
Carlyle Loan Investment Ltd.
5.25% - 5.32%, 04/13/07 - 07/15/07 (a) (g)	327,735	327,735
Collateral JP Morgan Chase
5.13%, 04/01/20 (k)	1,350,000	1,350,000
Commodore CDO Ltd.
5.38%, 06/12/07 (a) (g)	112,238	112,238
Credit Agricole SA
5.31%, 07/23/07 (g)	448,952	448,952
Cullinan Finance Corp.
5.36% - 5.71%, 04/25/07 - 06/28/07 (a) (g)	448,952	448,952
DEPFA Bank PLC
5.37%, 06/15/07 (g)	448,952	448,952
Dorada Finance Inc.
5.03% - 5.41%, 06/27/07 - 07/17/07 (a) (g)	516,295	516,336
Eli Lilly Services Inc.
5.08%, 06/29/07 (a) (g)	448,952	448,952
Fifth Third Bancorp
5.28%, 06/22/07 (a) (g)	897,904	897,904

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
First Tennessee Bank N.A.
5.21%, 08/25/06 (g)	$134,686	$134,687
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 06/29/07 (a) (g)	336,714	336,683
General Electric Capital Corp.
5.25%, 04/09/07 (g)	202,028	202,138
Hartford Life Global Funding Trusts
5.11% - 5.22%, 07/13/07 - 07/16/07 (g)	673,428	673,553
HBOS Treasury Services PLC
5.53%, 04/24/07 (a) (g)	448,952	448,952
JP Morgan Chase & Co.
5.12%, 07/02/07 (g)	336,714	336,714
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07 (a) (g)	673,428	673,410
Leafs LLC
5.27%, 01/22/07 - 02/20/07 (a) (g)	469,163	469,163
Lexington Parker Capital Co. LLC
4.96%, 01/10/07 (g)	561,190	561,008
Links Finance LLC
5.13% - 5.35%, 05/10/07 - 05/16/07 (a) (g)	493,847	493,804
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07 (a) (g)	218,186	218,186
Marshall & Ilsley Bank
5.18%, 07/13/07 (g)	246,924	246,924
Metropolitan Life Global Funding I
5.15%, 07/06/07 (a) (g)	673,428	673,428
Mortgage Interest Networking Trust
5.54%, 08/25/06 (a) (g)	56,568	56,587
Mound Financing PLC
5.11%, 05/08/07 (a) (g)	422,015	422,015
Natexis Banques Populaires
5.18% - 5.40%, 06/20/07 - 07/13/07 (a) (g)	448,952	448,926
National City Bank of Indiana
5.17%, 05/21/07 (g)	224,476	224,493
Nationwide Building Society
5.16% - 5.55%, 04/27/07 - 07/06/07 (a) (g)	1,212,171	1,212,205
Newcastle Ltd.
5.34%, 04/24/07 (a) (g)	158,256	158,218
Northern Rock PLC
5.17%, 05/03/07 (a) (g)	538,742	538,756
Principal Life Global Funding I
5.63%, 02/08/07 (g)	202,028	202,598
Sedna Finance Inc.
5.17% - 5.24%, 09/20/06 - 05/25/07 (a) (g)	336,714	336,696

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

VARIABLE & FLOATING RATE NOTES (Cont.)
Sigma Finance Inc.
5.51%, 06/18/07 (a) (g)	$368,141	$368,141
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07 (a) (g)	448,952	448,952
Strips III LLC
5.37%, 07/24/06 (a) (g)	104,950	104,950
SunTrust Bank
5.08%, 05/01/07 (g)	448,952	448,975
Tango Finance Corp.
5.12% - 5.38%, 04/25/07 - 07/11/07 (a) (g)	848,519	848,429
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06 (a) (g)	628,533	628,533
US Bank N.A.
5.28%, 09/29/06 (g)	202,028	202,016
Wachovia Asset Securitization Inc.
5.31%, 07/25/06 (a) (g)	718,683	718,682
Wachovia Bank N.A.
5.36%, 05/22/07 (g)	897,904	897,904
Wells Fargo & Co.
5.19%, 07/13/07 (a) (g)	224,476	224,491
WhistleJacket Capital Ltd.
5.21% - 5.35%, 07/28/06 - 06/13/07 (a) (g)	404,057	404,052
White Pine Finance LLC
5.12% - 5.28%, 08/25/06 - 05/22/07 (a) (g)	444,014	442,553
Wind Master Trust
5.32%, 08/25/06 - 09/25/06 (a) (g)	151,629	151,629

		24,453,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,449,597)		139,449,597

TOTAL INVESTMENTS IN SECURITIES (113.47%)
(Cost: $1,127,815,557)		1,099,768,463

SECURITIES SOLD SHORT (-1.46%)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (-1.46%)
Federal National Mortgage Association
4.50%, 07/01/21 (e)	(15,000,000)	(14,175,000)

		(14,175,000)

TOTAL SECURITIES SOLD SHORT
(Proceeds: $14,292,188)		(14,175,000)

OTHER ASSETS, LESS LIABILITIES (-12.01%)		(116,420,402)

NET ASSETS (100.00%)		$969,173,061

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Investments are denominated in U.S. dollars.
(e)	To-be-announced (TBA). See Note 1.
(f)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(g)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(h)	Affiliated issuer. See Note 2.
(i)	The rate quoted is the annualized seven-day yield of the fund at period end.
(j)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(k)	All or a portion of this security is held as collateral for open swaps contracts. See Note 1.

As of June 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized appreciation (depreciation)

U.S. 5-Year Note (10/04/06)	813	$84,069,281	$(403,783)

U.S. 10-Year Note (09/29/06)	253	26,529,422	10,188

U.S. 2-Year Note (10/04/06)	157	31,836,656	(7,201)

U.S. Long Bond (09/29/06)	(27)	(2,879,719)	10,107

			$(390,689)

As of June 30, 2006, the Master Portfolio held the following open swap contracts:

Description	Notional amount	Net unrealized appreciation (depreciation)
Credit Default Swaps

Agreement with Deutsche Bank AG dated 5/28/06 to pay 3.45% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/11.	$3,500,000	$17,062

Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	2,522

Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	56,740

Agreement with J.P. Morgan Chase & Co. dated 3/28/06 to pay 3.45% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/11.	7,000,000	33,769

Agreement with Lehman Brothers, Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	(12,080)

Agreement with Lehman Brothers, Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	(3,765)

		$94,248

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2006

(Unaudited)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps

Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$(228,620)

Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(225,147)

Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate, and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	289,224

Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	37,816

Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	11,779

Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	92,983

Agreement with J.P Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.30%. Expiring 4/20/08.	3,400,000	20,332

Agreement with J.P. Morgan Chase & Co. dated 1/17/06 paying the notional amount multiplied by the three-month LIBOR rate, and receiving a fixed rate of 4.90%. Expiring 1/9/16.	29,000,000	(376,895)

Agreement with J.P. Morgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	(1,519,917)

Agreement with J.P. Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	(130,534)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps (Cont.)

Agreement with J.P. Morgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.32%. Expiring 3/10/26.	$2,000,000	$(112,901)

Agreement with J.P. Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 4/20/09.	2,900,000	22,603

Agreement with J.P. Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.38%. Expiring 4/20/11.	1,700,000	18,700

Agreement with J.P. Morgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.45%. Expiring 4/20/13.	900,000	11,832

		$(2,088,745)

Swaptions

Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$394,589

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations

June 30, 2006

(Unaudited)

S&P 500 INDEX MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Financial	$506,926,168	21.14%
Consumer Non-Cyclical	489,446,882	20.41
Industrial	280,004,078	11.68
Communications	267,502,388	11.16
Energy	242,363,840	10.11
Technology	240,912,926	10.05
Consumer Cyclical	200,304,345	8.35
Utilities	79,846,806	3.33
Basic Materials	65,588,583	2.73
Futures Contracts	262,160	0.01
Short-Term and Other Net Assets	24,613,860	1.03

TOTAL	$2,397,772,036	100.00%

LIFEPATH RETIREMENT MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$154,231,995	61.33%
Domestic Equity	68,486,765	27.23
Foreign Equity	25,993,375	10.34
Short-Term and Other Net Assets	2,773,566	1.10

TOTAL	$251,485,701	100.00%

LIFEPATH 2010 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$381,836,598	51.19%
Domestic Equity	257,587,391	34.53
Foreign Equity	95,483,197	12.80
Short-Term and Other Net Assets	11,017,841	1.48

TOTAL	$745,925,027	100.00%

LIFEPATH 2020 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$610,426,978	48.67%
Domestic Fixed Income	411,691,866	32.82
Foreign Equity	223,141,282	17.79
Short-Term and Other Net Assets	9,021,016	0.72

TOTAL	$1,254,281,142	100.00%

LIFEPATH 2030 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$495,139,039	58.77%
Foreign Equity	180,132,253	21.38
Domestic Fixed Income	156,400,998	18.57
Short-Term and Other Net Assets	10,807,392	1.28

TOTAL	$842,479,682	100.00%

LIFEPATH 2040 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$382,055,118	67.57%
Foreign Equity	137,585,857	24.33
Domestic Fixed Income	37,258,364	6.59
Short-Term and Other Net Assets	8,523,063	1.51

TOTAL	$565,422,402	100.00%

ACTIVE STOCK MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Financial	$316,091,003	23.43%
Consumer Non-Cyclical	301,068,814	22.30
Energy	147,113,400	10.90
Communications	140,283,811	10.40
Technology	129,878,803	9.63
Consumer Cyclical	122,107,039	9.05
Industrial	117,313,994	8.70
Basic Materials	44,304,212	3.28
Utilities	43,059,269	3.19
Futures Contracts	47,378	0.01
Short-Term and Other Net Assets	(11,871,784)	(0.89)

TOTAL	$1,349,395,939	100.00%

COREALPHA BOND MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Mortgage-Backed Securities	$527,552,317	54.43%
Financial	108,349,450	11.18
Asset-Backed Securities	85,390,213	8.81
Government	77,400,492	7.99
Communications	40,721,513	4.20
Consumer Non-Cyclical	34,934,367	3.60
Utilities	23,318,932	2.41
Energy	21,684,727	2.24
Consumer Cyclical	19,879,138	2.05
Industrial	12,914,730	1.33
Technology	5,766,838	0.60
Basic Materials	2,227,712	0.23
Diversified	178,437	0.02
Futures Contracts	(390,689)	(0.04)
Swap Agreements	(1,599,908)	(0.17)
Securities sold short	(14,175,000)	(1.46)
Short-Term and Other Net Assets	25,019,792	2.58

TOTAL	$969,173,061	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006

(Unaudited)

S&P 500 Index Master Portfolio

Assets
Investments, at cost:

Unaffiliated issuers	$2,530,586,920

Affiliated issuers (a)	$20,938,914

Investments in securities, at value (including securities on loan (b)) (Note 1):
Unaffiliated issuers	$2,650,714,689
Affiliated issuers (a)	20,938,914
Receivables:
Dividends and interest	2,816,181

Total Assets	2,674,469,784

Liabilities
Payables:
Due to broker - variation margin	65,107
Collateral for securities loaned (Note 4)	276,532,492
Investment advisory fees (Note 2)	92,442
Accrued expenses	7,707

Total Liabilities	276,697,748

Net Assets	$2,397,772,036

(a)	See Note 2.
(b)	Securities on loan with market values of $269,381,807, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2006

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio

Assets
Investments, at cost:

Unaffiliated issuers	$21,730,710	$42,682,261	$81,607,607	$66,709,066	$40,989,676

Affiliated issuers (a)	$66,271,567	$209,852,386	$389,308,872	$285,184,533	$206,872,182

Investments, at value (including securities on loan (b)) (Note 1):
Unaffiliated issuers	$21,730,710	$42,682,261	$81,607,607	$66,709,066	$40,989,676
Affiliated issuers (a)	73,128,216	236,110,970	449,662,860	329,999,193	236,185,763
Affiliated Master Portfolios (a)	177,576,922	506,915,225	802,928,594	506,115,926	325,032,341
Receivables:
Investment securities sold	1,188,595	5,154,569	8,690,285	11,081,107	7,153,100
Dividends and interest	12,781	35,458	81,488	45,617	37,488
Contributions	2,000,000	9,970,000	8,160,000	10,500,000	7,400,000

Total Assets	275,637,224	800,868,483	1,351,130,834	924,450,909	616,798,368

Liabilities
Payables:
Investment securities purchased	2,413,024	12,244,771	15,218,621	15,245,887	10,375,362
Collateral for securities on loan (Note 4)	21,730,710	42,682,261	81,607,607	66,709,066	40,989,676
Investment advisory fees (Note 2)	1,979	10,609	17,651	10,479	5,119
Accrued expenses	5,810	5,815	5,813	5,795	5,809

Total Liabilities	24,151,523	54,943,456	96,849,692	81,971,227	51,375,966

Net Assets	$251,485,701	$745,925,027	$1,254,281,142	$842,479,682	$565,422,402

(a)	See Note 2.
(b)	Securities on loan with market values of $21,272,184, $41,733,892, $79,832,329, $65,190,034 and $40,092,021, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2006

(Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Assets
Investments, at cost:
Unaffiliated issuers	$1,413,256,871	$1,039,000,961

Affiliated issuers (a)	$4,943,221	$88,814,596

Investments in securities, at value (including securities on loan (b)) (Note 1):
Unaffiliated issuers	$1,513,560,538	$1,010,953,867
Affiliated issuers (a)	4,943,221	88,814,596
Deposits with brokers for securities sold short	—	14,295,165
Receivables:
Investment securities sold	1,770,178	60,480,550
Dividends and interest	1,626,900	8,221,355
Due from broker - variation margin	—	173,442

Total Assets	1,521,900,837	1,182,938,975

Liabilities
Payables:
Investment securities purchased	20,064,231	148,408,266
Due to broker - variation margin	12,800	—
Collateral for securities on loan (Note 4)	152,043,382	49,285,001
Open swap contracts (Note 1)	—	1,614,949
Securities sold short, at value (Proceeds: $– and $14,292,188) (Note 1)	—	14,175,000
Investment advisory fees (Note 2)	272,526	199,024
Administration fees (Note 2)	104,300	74,360
Accrued expenses	7,659	9,314

Total Liabilities	172,504,898	213,765,914

Net Assets	$1,349,395,939	$969,173,061

(a)	See Note 2.
(b)	Securities on loan with market values of $148,327,151 and $48,184,031, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2006

(Unaudited)

S&P 500 Index Master Portfolio
Net Investment Income
Dividends from unaffiliated issuers	$22,947,028
Interest from unaffiliated issuers	44,461
Interest from affiliated issuers (a)	596,889
Securities lending income	116,716

Total investment income	23,705,094

Expenses (Note 2)
Investment advisory fees	611,184
Professional fees	8,784
Independent trustees’ fees	2,562

Total expenses	622,530
Less expense reductions (Note 2)	(11,346)

Net expenses	611,184

Net investment income	23,093,910

Realized And Unrealized Gain (Loss)
Net realized loss on sale of investments in unaffiliated issuers	(27,174,234)
Net realized loss on futures contracts	(743,649)
Net change in unrealized appreciation (depreciation) of investments	67,946,009
Net change in unrealized appreciation (depreciation) of futures contracts	639,437

Net realized and unrealized gain	40,667,563

Net increase in net assets resulting from operations	$63,761,473

(a)	See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2006

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio

Net Investment Income
Dividends from affiliated issuers (a)	$560,113	$1,509,618	$2,253,309	$1,376,958	$792,132
Dividends allocated from Master Portfolios	492,710	1,864,012	4,424,715	3,539,871	2,689,482
Interest from affiliated issuers (a)	31,190	79,117	146,598	114,828	90,007
Interest allocated from Master Portfolios	3,388,505	8,249,147	8,941,094	3,439,350	1,007,004
Securities lending income	13,339	46,357	97,759	60,410	47,813
Expenses allocated from Master Portfolios	(308,450)	(866,768)	(1,357,794)	(841,901)	(534,471)

Total investment income	4,177,407	10,881,483	14,505,681	7,689,516	4,091,967

Expenses (Note 2)
Investment advisory fees	419,371	1,218,784	2,032,510	1,329,277	874,393
Professional fees	5,917	6,100	6,344	6,161	6,039
Independent trustees’ fees	244	732	1,159	732	488

Total expenses	425,532	1,225,616	2,040,013	1,336,170	880,920
Less expense reductions (Note 2)	(399,564)	(1,151,406)	(1,924,321)	(1,262,577)	(835,761)

Net expenses	25,968	74,210	115,692	73,593	45,159

Net investment income	4,151,439	10,807,273	14,389,989	7,615,923	4,046,808

Realized and Unrealized Gain (Loss)
Net realized gain from sale of investments in unaffiliated issuers	1,064	9,353	10,615	8,256	14,585
Net realized gain from sale of investments in affiliated issuers (a)	1,338,986	4,527,077	6,023,530	3,892,836	2,876,973
Net realized gain (loss) allocated from Master Portfolios	(563,408)	152,784	3,791,829	5,358,090	4,626,552
Net change in unrealized appreciation (depreciation) of investments	1,131,719	4,883,252	16,454,533	13,831,949	10,069,639
Net change in unrealized appreciation (depreciation) of investments allocated from Master Portfolios	(1,923,877)	(4,240,648)	(2,399,881)	(725,827)	522,060
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	207	593	1,726	629	500

Net realized and unrealized gain (loss)	(15,309)	5,332,411	23,882,352	22,365,933	18,110,309

Net increase in net assets resulting from operations	$4,136,130	$16,139,684	$38,272,341	$29,981,856	$22,157,117

(a)	See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2006

(Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Net Investment Income
Dividends from unaffiliated issuers (a)	$13,010,788	$—
Interest from unaffiliated issuers	8,272	23,223,646
Interest from affiliated issuers (b)	96,589	1,575,677
Securities lending income	46,757	74,159

Total investment income	13,162,408	24,873,482

Expenses
Investment advisory fees (Note 2)	1,626,146	1,166,270
Administration fees (Note 2)	650,458	466,508
Professional fees (Note 2)	8,235	9,699
Independent trustees’ fees (Note 2)	1,342	976
Interest expense on short sales	—	9,858

Total expenses	2,286,181	1,653,311
Less expense reductions (Note 2)	(9,577)	(10,675)

Net expenses	2,276,604	1,642,636

Net investment income	10,885,804	23,230,846

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of investments in unaffiliated issuers	22,845,677	(11,228,000)
Net realized gain (loss) on futures contracts	(102,521)	1,880,143
Net realized loss on swap contracts	—	(22,345)
Net change in unrealized appreciation (depreciation) of investments	9,177,410	(14,453,279)
Net change in unrealized appreciation (depreciation) of futures contracts	157,072	(1,177,529)
Net change in unrealized appreciation (depreciation) of securities sold short	—	463,168
Net change in unrealized appreciation (depreciation) of swap contracts	—	(2,932,279)

Net realized and unrealized gain (loss)	32,077,638	(27,470,121)

Net increase (decrease) in net assets resulting from operations	$42,963,442	$(4,239,275)

(a)	Net of foreign withholding tax of $9,476 and $—, respectively.
(b)	See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	S&P 500 Index Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005

Increase (decrease) in net assets

Operations:
Net investment income	$23,093,910	$43,812,074
Net realized gain (loss)	(27,917,883)	7,404,269
Net change in unrealized appreciation (depreciation)	68,585,446	61,163,102

Net increase in net assets resulting from operations	63,761,473	112,379,445

Interestholder transactions:
Contributions	370,017,752	749,027,738
Withdrawals	(444,532,839)	(859,684,082)

Net decrease in net assets resulting from interestholder transactions	(74,515,087)	(110,656,344)

Increase (decrease) in net assets	(10,753,614)	1,723,101

NET ASSETS:
Beginning of period	2,408,525,650	2,406,802,549

End of period	$2,397,772,036	$2,408,525,650

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005

Increase (decrease) in net assets

Operations:
Net investment income	$4,151,439	$6,705,422	$10,807,273	$17,099,696
Net realized gain	776,642	2,065,260	4,689,214	7,302,171
Net change in unrealized appreciation (depreciation)	(791,951)	1,512,499	643,197	9,847,546

Net increase in net assets resulting from operations	4,136,130	10,283,181	16,139,684	34,249,413

Interestholder transactions:
Contributions	61,061,530	92,431,167	153,075,009	241,472,922
Withdrawals	(44,376,945)	(52,923,002)	(89,281,428)	(102,507,218)

Net increase in net assets resulting from interestholder transactions	16,684,585	39,508,165	63,793,581	138,965,704

Increase in net assets	20,820,715	49,791,346	79,933,265	173,215,117

NET ASSETS:
Beginning of period	230,664,986	180,873,640	665,991,762	492,776,645

End of period	$251,485,701	$230,664,986	$745,925,027	$665,991,762

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005

Increase (decrease) in net assets

Operations:
Net investment income	$14,389,989	$22,872,338	$7,615,923	$12,176,059
Net realized gain	9,825,974	17,582,125	9,259,182	12,886,484
Net change in unrealized appreciation (depreciation)	14,056,378	27,196,604	13,106,751	22,735,523

Net increase in net assets resulting from operations	38,272,341	67,651,067	29,981,856	47,798,066

Interestholder transactions:
Contributions	264,352,313	396,332,869	200,376,127	281,688,243
Withdrawals	(113,433,133)	(124,842,737)	(64,622,836)	(85,036,609)

Net increase in net assets resulting from interestholder transactions	150,919,180	271,490,132	135,753,291	196,651,634

Increase in net assets	189,191,521	339,141,199	165,735,147	244,449,700

NET ASSETS:
Beginning of period	1,065,089,621	725,948,422	676,744,535	432,294,835

End of period	$1,254,281,142	$1,065,089,621	$842,479,682	$676,744,535

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
Increase (decrease) in net assets

Operations:
Net investment income	$4,046,808	$6,526,179
Net realized gain	7,518,110	9,471,814
Net change in unrealized appreciation (depreciation)	10,592,199	16,755,738

Net increase in net assets resulting from operations	22,157,117	32,753,731

Interestholder transactions:
Contributions	178,281,822	245,110,300
Withdrawals	(70,946,110)	(76,545,321)

Net increase in net assets resulting from interestholder transactions	107,335,712	168,564,979

Increase in net assets	129,492,829	201,318,710

NET ASSETS:
Beginning of period	435,929,573	234,610,863

End of period	$565,422,402	$435,929,573

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$10,885,804	$15,754,431	$23,230,846	$37,852,251
Net realized gain (loss)	22,743,156	49,417,857	(9,370,202)	(6,683,492)
Net change in unrealized appreciation (depreciation)	9,334,482	29,848,334	(18,099,919)	(13,290,033)

Net increase (decrease) in net assets resulting from operations	42,963,442	95,020,622	(4,239,275)	17,878,726

Interestholder transactions:
Contributions	171,720,000	275,385,000	143,935,005	363,341,556
Withdrawals	(53,500,000)	(36,000,000)	(256,105,000)	(19,545,000)

Net increase (decrease) in net assets resulting from interestholder transactions	118,220,000	239,385,000	(112,169,995)	343,796,556

Increase (decrease) in net assets	161,183,442	334,405,622	(116,409,270)	361,675,282

NET ASSETS:
Beginning of period	1,188,212,497	853,806,875	1,085,582,331	723,907,049

End of period	$1,349,395,939	$1,188,212,497	$969,173,061	$1,085,582,331

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, series management investment company organized as a Delaware statutory trust. As of June 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1. Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2006, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.65%	13.24%
LifePath 2010	13.87	33.00
LifePath 2020	33.68	35.96
LifePath 2030	27.48	13.96
LifePath 2040	21.32	3.84

Security transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

Foreign currency translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuation in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal income taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
S&P 500 Index	$2,607,943,725	$392,085,072	$(328,375,194)	$63,709,878
LifePath Retirement (a)	88,008,622	7,646,838	(796,534)	6,850,304
LifePath 2010 (a)	252,544,124	28,119,130	(1,870,023)	26,249,107
LifePath 2020 (a)	470,916,479	62,302,077	(1,948,089)	60,353,988
LifePath 2030 (a)	351,894,576	45,496,137	(682,454)	44,813,683
LifePath 2040 (a)	247,899,555	29,275,884	—	29,275,884
Active Stock	1,430,254,833	121,264,325	(33,015,399)	88,248,926
CoreAlpha Bond	1,127,887,857	1,258,401	(29,377,795)	(28,119,394)

(a) Tax cost information does not include investments in the underlying Master Portfolios.

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2006, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $300,000, $1,103,000 and $1,300,000, respectively, for initial margin requirements on outstanding futures contracts.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Swap agreements

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of June 30, 2006, the Master Portfolio did not hold any index swap contracts. Details of interest-rate swaps held by the Master Portfolio as of June 30, 2006 are included in its Schedule of Investments.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of June 30, 2006 are included in its Schedule of Investments.

Options on swap agreements

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of June 30, 2006 are included in its Schedule of Investments.

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of June 30, 2006 are included in its Schedule of Investments.

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
S&P 500 Index	0.05%
LifePath Retirement	0.35
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

Beginning May 1, 2006, BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2007. Prior to May 1, 2006, such waiver was voluntary.

The fees and expenses of the independent trustees, counsel to the independent trustees and independent auditors (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2006, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment advisory fees waived/credited
S&P 500 Index	$11,346
LifePath Retirement	399,564
LifePath 2010	1,151,406
LifePath 2020	1,924,321
LifePath 2030	1,262,577
LifePath 2040	835,761

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the S&P 500 Index and LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the S&P 500 Index and LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the S&P 500 Index and LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. With respect to the independent expenses discussed above, BGI has voluntarily agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses. For the six months ended June 30, 2006, BGI credited administration fees of $9,577 and $10,675 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2006, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities lending agent fees
S&P 500 Index	$116,716
LifePath Retirement	13,339
LifePath 2010	46,357
LifePath 2020	97,759
LifePath 2030	60,410
LifePath 2040	47,813
Active Stock	46,757
CoreAlpha Bond	74,159

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

Certain Master Portfolios executed cross trades for the six months ended June 30, 2006, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”) including shares of ETFs of which BGI is an affiliate to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2006, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend and interest income	Net realized gain (loss)

S&P 500 Index
IMMF	19,125	3,251,804	3,249,990	20,939	$20,938,914	$596,889	$—

LifePath Retirement
IMMF	1,923	167,373	167,303	1,993	1,993,003	31,190	—
iShares Cohen & Steers Realty Majors Index Fund	—	79	—	79	6,627,770	99,339	—
iShares Lehman TIPS Bond Fund	—	260	—	260	25,887,148	395,535	—
iShares MSCI EAFE Index Fund	348	90	40	398	25,993,375	—	566,205
iShares S&P MidCap 400 Index Fund	126	19	32	113	8,670,407	43,086	576,986
iShares S&P SmallCap 600 Index Fund	84	6	26	64	3,966,513	13,428	149,432
iShares S&P 500 Index Fund	—	36	36	—	—	8,725	46,363

LifePath 2010
IMMF	4,736	425,219	421,836	8,119	8,119,009	79,117	—
iShares Cohen & Steers Realty Majors Index Fund	—	301	7	294	24,599,965	355,901	26,588
iShares Lehman TIPS Bond Fund	—	628	5	623	62,060,189	935,755	(9,477)
iShares MSCI EAFE Index Fund	1,309	315	164	1,460	95,483,197	—	2,358,938
iShares S&P MidCap 400 Index Fund	420	70	91	399	30,485,815	149,157	1,613,630
iShares S&P SmallCap 600 Index Fund	267	51	71	247	15,362,795	47,285	393,387
iShares S&P 500 Index Fund	—	130	130	—	—	21,520	144,011

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend and interest income	Net realized gain (loss)

LifePath 2020
IMMF	7,669	804,874	805,212	7,331	$7,331,328	$146,598	$—
iShares Cohen & Steers Realty Majors Index Fund	—	667	—	667	55,881,879	800,681	—
iShares Lehman TIPS Bond Fund	—	635	—	635	63,196,083	963,359	—
iShares MSCI EAFE Index Fund	2,882	744	214	3,412	223,141,282	—	2,615,580
iShares S&P MidCap 400 Index Fund	815	222	158	879	67,149,794	321,830	2,745,692
iShares S&P SmallCap 600 Index Fund	525	121	115	531	32,962,494	102,775	422,294
iShares S&P 500 Index Fund	—	442	442	—	—	64,664	239,964

LifePath 2030
IMMF	6,725	632,908	635,190	4,443	4,442,829	114,828	—
iShares Cohen & Steers Realty Majors Index Fund	—	535	2	533	44,640,119	626,967	(143)
iShares Lehman TIPS Bond Fund	—	212	—	212	21,113,321	331,593	—
iShares MSCI EAFE Index Fund	2,206	687	138	2,755	180,132,253	—	1,585,032
iShares S&P MidCap 400 Index Fund	596	208	110	694	53,037,720	250,562	1,902,508
iShares S&P SmallCap 600 Index Fund	379	140	90	429	26,632,951	78,163	284,798
iShares S&P 500 Index Fund	—	509	509	—	—	89,673	120,641

LifePath 2040
IMMF	4,479	503,576	503,736	4,319	4,318,765	90,007	—
iShares Cohen & Steers Realty Majors Index Fund	—	438	24	414	34,631,179	475,520	(32,805)
iShares MSCI EAFE Index Fund	1,469	735	100	2,104	137,585,857	—	1,003,337
iShares S&P MidCap 400 Index Fund	438	176	94	520	39,763,679	186,091	1,673,753
iShares S&P SmallCap 600 Index Fund	277	131	88	320	19,886,283	59,472	298,831
iShares S&P 500 Index Fund	—	457	457	—	—	71,049	(66,143)

Active Stock
IMMF	5,678	572,823	573,558	4,943	4,943,221	96,589	—

CoreAlpha Bond
IMMF	79,553	8,416,710	8,407,448	88,815	88,814,596	1,575,677	—

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

3. Investment portfolio transactions

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2006 were as follows:

	U.S. Government Obligations		Other Securities

Master Portfolio	Purchases	Sales	Purchases	Sales
S&P 500 Index	$—	$—	$64,309,527	$119,470,637
LifePath Retirement	—	—	67,395,997	49,118,241
LifePath 2010	—	—	196,971,820	126,026,503
LifePath 2020	—	—	353,343,626	190,338,212
LifePath 2030	—	—	276,313,473	133,363,769
LifePath 2040	—	—	216,489,920	105,706,112
Active Stock	—	—	459,516,479	342,332,883
CoreAlpha Bond	1,291,828,236	1,458,967,065	306,248,373	259,290,769

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2006, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2006 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

5. Financial Highlights

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six months ended June 30, 2006 (Unaudited)		Year ended December 31, 2005	Year ended December 31, 2004	Year ended December 31, 2003	Year ended December 31, 2002	Year ended December 31, 2001
S&P 500 Index
Ratio of expenses to average net assets (a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions (a)	0.05%		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets (a)	1.89%		1.84%	1.91%	1.74%	1.57%	1.31%
Portfolio turnover rate (b)	3%		10%	14%	8%	12%	9%
Total return	2.71	%(c)	4.87%	10.82%	28.52%	(22.05)%	(11.96)%

(a) Annualized for periods of less than one year. (b) Portfolio turnover rates include in-kind transactions, if any. (c) Not annualized.

Master Portfolio	Six months ended June 30, 2006 (Unaudited)		Year ended December 31, 2005	Year ended December 31, 2004 (a)		Year ended December 31, 2003	Period ended December 31, 2002 (b)		Year ended February 28, 2002		Year ended February 28, 2001
LifePath Retirement
Ratio of expenses to average net assets (c) (d)	0.28%		0.31%	0.31%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.61%		0.65%	0.60%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets (c) (d)	3.46%		3.24%	2.46%		2.27%	2.98%		3.73	%(f)	4.40%
Portfolio turnover rate (g)	20%		11%	138	%(h)	29%	56%		116%		58%
Total return	1.78	%(i)	4.82%	6.85%		12.45%	(1.36	)%(i)	2.68%		6.56%
LifePath 2010
Ratio of expenses to average net assets (c) (d)	0.27%		0.30%	0.30%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.60%		0.64%	0.59%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets (c) (d)	3.10%		2.96%	2.32%		2.12%	2.49%		3.11	%(f)	3.49%

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2006 (Unaudited)		Year ended December 31, 2005	Year ended December 31, 2004 (a)		Year ended December 31, 2003	Period ended December 31, 2002 (b)		Year ended February 28, 2002		Year ended February 28, 2001
Portfolio turnover rate (g)	18%		12%	130	%(h)	23%	72%		86%		54%
Total return	2.40	%(i)	5.70%	7.88%		16.16%	(6.43	)%(i)	(0.70)%		2.13%
LifePath 2020
Ratio of expenses to average net assets (c) (d)	0.25%		0.28%	0.29%		0.35%	0.35%		0.44%		0.55%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.58%		0.62%	0.57%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets (c) (d)	2.48%		2.53%	2.05%		2.04%	2.14%		2.23	%(f)	2.38%
Portfolio turnover rate (g)	16%		17%	140	%(h)	23%	67%		86%		39%
Total return	3.58	%(i)	7.04%	9.77%		21.11%	(10.18	)%(i)	(4.99)%		(3.14)%
LifePath 2030
Ratio of expenses to average net assets (c) (d)	0.24%		0.26%	0.28%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.57%		0.60%	0.56%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets (c) (d)	2.01%		2.22%	1.93%		1.98%	1.81%		1.74	%(f)	1.72%
Portfolio turnover rate (g)	17%		24%	138	%(h)	32%	68%		53%		27%
Total return	4.37	%(i)	8.13%	11.28%		24.36%	(13.05	)%(i)	(7.82)%		(5.59)%
LifePath 2040
Ratio of expenses to average net assets (c) (d)	0.23%		0.26%	0.28%		0.35%	0.35%		0.49%		0.55%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.56%		0.59%	0.56%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets (c) (d)	1.62%		1.96%	1.74%		1.86%	1.57%		1.13	%(f)	0.90%
Portfolio turnover rate (g)	21%		38%	147	%(h)	29%	62%		15%		20%
Total return	5.08	%(i)	8.74%	11.93%		28.14%	(15.63	)%(i)	(10.48)%		(10.41)%
Active Stock
Ratio of expenses to average net assets (c)	0.35%		0.35%	0.35%		n/a	n/a		n/a		n/a
Ratio of expenses to average net assets prior to expense reductions (c)	0.35%		n/a	n/a		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets (c)	1.68%		1.50%	1.57%		n/a	n/a		n/a		n/a

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2006 (Unaudited)		Year ended December 31, 2005	Year ended December 31, 2004 (a)		Year ended December 31, 2003	Period ended December 31, 2002 (b)	Year ended February 28, 2002	Year ended February 28, 2001
Portfolio turnover rate (g)	26%		54%	70%		n/a	n/a	n/a	n/a
Total return	3.50	%(i)	8.79%	10.40	%(i)	n/a	n/a	n/a	n/a
CoreAlpha Bond
Ratio of expenses to average net assets (c)	0.35%		0.35%	0.35%		n/a	n/a	n/a	n/a
Ratio of expenses to average net assets prior to expense reductions (c)	0.35%		n/a	n/a		n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets (c)	4.98%		4.19%	3.08%		n/a	n/a	n/a	n/a
Portfolio turnover rate (g)	162%		270%	313%		n/a	n/a	n/a	n/a
Total return	(0.48	)%(i)	1.98%	1.30	%(i)	n/a	n/a	n/a	n/a

(a)    For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.

(b)    For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.

(c)    Annualized for periods of less than one year.

(d)    After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio also reflects BGFA’s waiver of these pro rata advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios and the waiver of the advisory and administration fees of the other Underlying Funds. (See Note 2 above)

(e)    After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.

(f)    Effective March 1, 2001, the LifePath Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the LifePath Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.

(g)    Portfolio turnover rates include in-kind transactions, if any.

(h)    Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.

(i)    Not annualized.

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contracts (Unaudited)

I. LifePath Master Portfolios, CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the LifePath Master Portfolios, CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment model analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the LifePath Master Portfolios for which BGFA provides investment advisory services, and (ii) the LifePath Master Portfolios’ custom benchmark. The Board noted that the LifePath Master Portfolios underperformed their custom benchmarks on an annualized basis over five years, that annualized relative performance over three years showed an improving trend, and the LifePath Master Portfolios all outperformed their custom benchmarks in 2005. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Active Stock and CoreAlpha Bond Master Portfolios; therefore, no such comparisons were available with respect to those Master Portfolios. The Board also noted that all the Master Portfolios had met their investment objectives since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and mitigated in favor of the Board’s approval of the Advisory Contracts for the coming year.

Master Portfolios’ Expenses and Performance of the Master Portfolios

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of LifePath Master Portfolio 2020 (as an example of the LifePath Master Portfolios), Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and 10-year (or “since inception”) periods ended December 31, 2005, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds LifePath Portfolios than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolios outperformed or performed in line with the median performance of the Lipper Performance Group over almost all relevant periods. The Board also noted that the advisory fees and overall expenses for the LifePath Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their Lipper Expense Group. The Board noted BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios invested during the year ended December 31, 2005 and BGFA’s agreement to contractually waive certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios will invest for the period May 1, 2006 through April 30, 2007. The Board noted that the advisory fees for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

overall expenses for each of the Active Stock and CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

Costs of Services Provided to Master Portfolios and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the estimated profitability of other mutual fund families advised by BGFA.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio other than the Active Stock Master Portfolio, BGFA and its affiliates are providing services at a loss, with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolios and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contract were lower than the investment management fee rates for the collective funds and within the range of the investment advisory fee rates for other funds registered under the 1940 Act. The Board noted that the investment advisory fee rates under the Advisory Contracts for the CoreAlpha Bond and Active Stock Master Portfolios were the same as or within the ranges of the investment management fee rates for collective funds and separate accounts. The Board noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

II. S&P 500 Index Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the S&P 500 Index Master Portfolio ( the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio’s published performance benchmark, the S&P 500 Index. The Board noted that the Master Portfolio underperformed its published benchmark on an annualized basis over five years, three years and in 2005 and that it outperformed the similar investment companies, including iShares funds, for all periods shown. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other registered funds, objectively selected solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year periods ended December 31, 2005, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Index Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio performed on par with or slightly better than the median performance of the funds in its respective Lipper Performance Group over relevant periods. The Board noted that the advisory fee for the Master Portfolio was generally lower than the advisory fee rates of the funds in its respective Lipper Expense Group, but the overall expenses for the Master Portfolio were generally lower than the overall expenses of the funds in its respective Lipper Expense Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed the estimated profitability of other mutual fund families advised by BGFA.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the other funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

P.O. Box 219548 Kansas City, MO 64121-9548 FORWARDING SERVICE REQUESTED

Presorted Standard U.S. Postage PAID Lancaster, PA PERMIT NO. 1275

STATE FARM Auto Life Fire INSURANCE® Mutual Funds®

State Farm VP Management Corp. (Underwriter and Distributor of Securities Products) One State Farm Plaza Bloomington, Illinois 61710-0001 1-800-447-4930 statefarm.com® 120-6345 b.5-CH 2-2006 Printed in U.S.A.

NOT FDIC INSURED May lose value No bank guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/S/ EDWARD B. RUST, JR
Edward B. Rust, Jr.
President

Date	8/25/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR
Edward B. Rust, Jr.
President

Date	8/25/2006

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date	8/25/2006